As filed with the Securities and Exchange Commission on May 1, 2006


                                         Securities Act registration no. 2-34223
                                        Investment Company Act file no. 811-1829

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                         ------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 79


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 54


                         ------------------------------

                              COLUMBIA ACORN TRUST



                       227 West Monroe Street, Suite 3000
                             Chicago, Illinois 60606


                         Telephone number: 312/634-9200
                         ------------------------------


Charles P. McQuaid                        Michelle Rhee                            Cameron S. Avery
Columbia Acorn Trust                      Columbia Management Group, LLC           Bell, Boyd & Lloyd LLC
227 West Monroe Street, Suite 3000        One Financial Center                     70 West Madison Street, Suite 3100
Chicago, Illinois  60606                  Boston, Massachusetts  02111             Chicago, Illinois  60602


                              (Agents for service)

                          -----------------------------

                 Amending Parts A, B, and C, and filing exhibits

                         ------------------------------

                  It is proposed that this filing will become effective:

                      [ ] immediately upon filing pursuant to rule 485(b)

                      [X] on May 1, 2006 pursuant to rule 485(b)

                      [ ] 60 days after filing pursuant to rule 485(a)(1)
                      [ ] on __________ pursuant to rule 485(a)(1)
                      [ ] 75 days after filing pursuant to rule 485(a)(2)
                      [ ] on ___________ pursuant to rule 485(a)(2).

--------------------------------------------------------------------------------

COLUMBIA ACORN FUND                                      Prospectus, May 1, 2006
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Columbia Wanger Asset Management, L.P.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND ..................................................................    2
--------------------------------------------------------------------------------

Investment Goal ...........................................................    2
Principal Investment Strategies ...........................................    2
Principal Investment Risks ................................................    2
Performance History .......................................................    3
Your Expenses .............................................................    5

YOUR ACCOUNT ..............................................................    7
--------------------------------------------------------------------------------

How to Buy Shares .........................................................    7
Eligible Investors ........................................................    8
Sales Charges (Commissions) ...............................................   10
How to Exchange Shares ....................................................   10
How to Sell Shares ........................................................   10
Fund Policy on Trading of Fund Shares .....................................   11
Financial Intermediary Payments ...........................................   13
Other Information About Your Account ......................................   14

BOARD OF TRUSTEES .........................................................   16
--------------------------------------------------------------------------------

MANAGING THE FUND .........................................................   17
--------------------------------------------------------------------------------

Investment Adviser ........................................................   17
Portfolio Managers ........................................................   17
Legal Proceedings .........................................................   18

OTHER INVESTMENT STRATEGIES AND RISKS .....................................   19
--------------------------------------------------------------------------------

The Information Edge ......................................................   19
Long-Term Investing .......................................................   19
Derivative Strategies .....................................................   20
Temporary Defensive Strategies ............................................   20

FINANCIAL HIGHLIGHTS ......................................................   21
--------------------------------------------------------------------------------

APPENDIX ..................................................................   22
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ----------------------------
                                                    Not FDIC | May Lose Value
                                                             -------------------
                                                    Insured  | No Bank Guarantee
                                                    ----------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Columbia Acorn Fund ("Acorn Fund") seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Acorn Fund generally invests in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give a company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND

SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in EMERGING MARKETS are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

SMALLER COMPANIES, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

THE FUND


      UNDERSTANDING PERFORMANCE

      CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

      AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five- year and ten-year periods. They include the effects of Fund expenses.

      The Fund's returns are compared to the Russell 2500 Index (Russell 2500), the Standard & Poor's 500 Index (S&P 500 Index) and the Russell 2000 (R) Index (Russell 2000 (R)). The Russell 2500, the Fund's primary benchmark, is a market-weighted index of 2500 small companies formed by taking the largest 3000 companies and eliminating the largest 500 of those companies. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000 (R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third-party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------


  22.55%      24.98%    6.02%      33.38%     10.06%      6.14%       -13.31%     45.68%    21.51%     13.11%
--------------------------------------------------------------------------------------------------------------
   1996        1997     1998       1999        2000       2001         2002        2003      2004       2005

                                                                      For period shown in bar chart:
                                                                      Best quarter: 4th quarter 1999, +21.94%
                                                                      Worst quarter: 3rd quarter 1998, -19.51%

THE FUND

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS--FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

SHARE CLASS                                                          1 YEAR    5 YEARS   10 YEARS
   Class Z (%)
     Return Before Taxes                                              13.11      13.00      15.95
     Return After Taxes on Distributions                              12.11      12.56      14.11
     Return After Taxes on Distributions and Sale of Fund Shares       9.81      11.31      13.33
-------------------------------------------------------------------------------------------------

INDICES

   Russell 2500 (%)                                                    8.11       9.14      11.53
-------------------------------------------------------------------------------------------------
   S&P 500 Index (%)                                                   4.91       0.54       9.07
-------------------------------------------------------------------------------------------------
   Russell 2000 (R) (%)                                                4.55       8.22       9.26
-------------------------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

      UNDERSTANDING EXPENSES


      ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

THE FUND


--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (1) (COMMISSIONS PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                                          None
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)                            None
--------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                              None (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to the transfer agent.

--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------

Management fees (1) (%)                                                                          0.64
--------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                                        None
--------------------------------------------------------------------------------------------------------
Other expenses (2) (%)                                                                           0.11
--------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (2) (%)                                                     0.75
--------------------------------------------------------------------------------------------------------

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses would be 0.74%. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            o     $10,000 initial investment +

            o     5% total return for each year

            o     Fund operating expenses remain the same

            o     Reinvestment of all dividends and distributions

            + For example only since the minimum initial investment in the Fund is $75,000, subject to certain exceptions described in the section "Eligible Investors" beginning on page 8.

--------------------------------------------------------------------------------
EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER
OR LOWER)
--------------------------------------------------------------------------------

        1 YEAR         3 YEARS         5 YEARS          10 YEARS
         $77            $240            $417             $930

See the Appendix for additional hypothetical investment and expense information.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


If you are an eligible investor (described on page 8), when the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS
Through your         Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor    receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

By check             For new accounts, send a completed application and check made payable to the Fund to Columbia
(new account)        Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

By check             For existing accounts, fill out and return the additional investment stub included in your
(existing account)   account statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Columbia Management Services, Inc., P.O. Box 8081,
                     Boston, MA 02266-8081.

By exchange          You may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class
                     A of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422- 3737. Please see "How to Exchange
                     Shares" for more information.

By wire              You may purchase shares of the Fund by wiring money from your bank account to your Fund account.
                     To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.

By electronic        You may purchase shares of the Fund by electronically transferring money from your bank account
funds transfer       to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic            You may make monthly or quarterly investments ($50 minimum) automatically from your bank account
investment plan      to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

Automated dollar     You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging       another fund for shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                     1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

By dividend          You may automatically invest dividends distributed by another fund into the same class of shares
diversification      of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:


Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in the Fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT

      o     Any trustee or director (or family member) of Columbia Acorn Trust;


      o     Any employee (or family member) of Columbia Wanger Asset Management,
            L.P.;

      o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent; or

      o Any investor purchasing through a Columbia Management Group, LLC state tuition plan organized under Section 529 of the Internal Revenue Code.

$75,000 MINIMUM INITIAL INVESTMENT (BY PURCHASE, EXCHANGE OR TRANSFER)

      o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

      o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD (other than the Columbia Acorn Funds);

YOUR ACCOUNT


      o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary (other than Columbia Wanger Asset Management L.P.);


      o Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $75,000 minimum investment requirement);

      o Any client of Bank of America Corporation or a subsidiary purchasing through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

      o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;

      o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an ACCREDITED INVESTOR, as defined under the Securities Act of 1933; or

      o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. For accounts opened prior to December 15, 2003, no minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

YOUR ACCOUNT


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


       CHOOSING A SHARE CLASS

       The Fund offers one class of shares in this prospectus--CLASS Z.

       The Fund also offers three additional classes of shares--Class A, B and C shares are available through a separate prospectus. Each other share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


If you purchase Class Z shares of the Fund through certain intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.


If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by CMD at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

 When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------



METHOD               INSTRUCTIONS
Through your         You may call your financial advisor to place your sell order. To receive the current trading
financial advisor    day's price, your financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
----------------------------------------------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class
                     Z shares or Class A shares (only if Class Z is not offered) of another fund distributed by
                     Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
----------------------------------------------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
----------------------------------------------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Columbia Management Services, Inc., P.O. Box 8081, Boston,
                     MA 02266-8081.
----------------------------------------------------------------------------------------------------------------------
By wire              You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan      quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance has been waived for wrap accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------
By electronic funds  You may sell shares of the Fund and request that the proceeds be electronically transferred to
transfer             your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund

YOUR ACCOUNT

in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Funds) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

YOUR ACCOUNT

FINANCIAL INTERMEDIARY PAYMENTS
--------------------------------------------------------------------------------

The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The Fund's Class Z share price is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting WWW.COLUMBIAFUNDS.COM.


ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

-----------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-----------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of
                securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

YOUR ACCOUNT


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

            UNDERSTANDING FUND DISTRIBUTIONS


            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

      DISTRIBUTION OPTIONS


--------------------------------------------------------------------------------
      Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
      Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
      Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
      Receive all distributions in cash (with one of the following options):

      o  send the check to your address of record

      o  send the check to a third-party address

      o  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult you tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income taxes.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia service to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P., and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which in turn is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.64% of the Fund's average daily net assets. CWAM also received an administrative fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

CWAM uses a team to assist the portfolio managers in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. Portfolio managers make strategic decisions and monitor and supervise individual transactions. While certain analysts recommend transactions for approval by the portfolio managers, more seasoned analysts are authorized to buy and sell securities for the Fund, within the guidelines set by portfolio managers.

CHARLES P. MCQUAID
LEAD PORTFOLIO MANAGER


Charles McQuaid is president and a member of Columbia Acorn Trust's Board of Trustees. He has been president of CWAM since October 13, 2003, chief investment officer of CWAM since September 30, 2003, was director of research at CWAM and its predecessor from July 1992 through December 2003, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Columbia Acorn Fund's management team since 1978, co-managed Columbia Acorn Fund from 1995 through September 30, 2003 and has been the Fund's lead portfolio manager since September 30, 2003. He served as CWAM's interim director of international research from October 2003 to December 15, 2004. Mr. McQuaid also manages two domestic separate accounts and two offshore funds. He is also president of Wanger Advisors Trust. The Statement of Additional Information provides additional information about Mr. McQuaid's compensation, other accounts he manages and his ownership of securities in the Fund.


ROBERT A. MOHN
CO-PORTFOLIO MANAGER


Robert Mohn is a vice president of Columbia Acorn Trust. He has been a member of the domestic analytical team at CWAM and its predecessor since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Columbia Acorn USA since its inception in 1996, co-managed Columbia Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. fund of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is also a vice president of Wanger Advisors Trust and the director of domestic research for CWAM. The SAI provides additional information about Mr. Mohn's compensation, other accounts he manages and his ownership of securities in the Fund.

MANAGING THE FUND


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund generally invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.


GROWTH POTENTIAL                  FINANCIAL STRENGTH                           FUNDAMENTAL VALUE
----------------------------------------------------------------------------------------------------------------------
o    superior technology          o   low debt                                 o    reasonable stock price relative to

o    innovative marketing         o   adequate working capital                      growth potential and financial

o    managerial skill             o   conservative accounting practices             strength

o    market niche                 o   adequate profit margin                   o    valuable assets

o    good earnings prospects

o    strong demand for product

THE REALIZATION OF THIS GROWTH    A STRONG BALANCE SHEET GIVES MANAGEMENT      ONCE CWAM UNCOVERS AN ATTRACTIVE
POTENTIAL WOULD LIKELY PRODUCE    GREATER FLEXIBILITY TO PURSUE STRATEGIC      COMPANY, IT IDENTIFIES A PRICE THAT IT
SUPERIOR PERFORMANCE THAT IS      OBJECTIVES AND IS IMPORTANT TO MAINTAINING   BELIEVES WOULD ALSO MAKE THE STOCK A
SUSTAINABLE OVER TIME.            A COMPETITIVE ADVANTAGE.                     GOOD VALUE.
---------------------------------------------------------------------------------------------------------------------

LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

OTHER INVESTMENTS STRATEGIES AND RISKS


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Class Z share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
COLUMBIA ACORN FUND
--------------------------------------------------------------------------------


                                                                       YEAR ENDED DECEMBER 31,
                                                      2005          2004         2003          2002         2001
                                                     Class Z       Class Z      Class Z      Class Z      Class Z
                                                     -------       -------      -------      -------      -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                               26.45         22.56        15.50        17.88        17.21
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

   Net investment income (a)                           0.15          0.04         0.03         0.02         0.05
   Net realized and unrealized gain (loss)             3.28          4.78         7.05        (2.40)        1.01
-----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                    3.43          4.82         7.08        (2.38)        1.06
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):

   From net investment income                         (0.15)        (0.02)          --           --        (0.04)
   From net realized gains                            (1.56)        (0.91)       (0.02)          --        (0.35)
-----------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders          (1.71)        (0.93)       (0.02)          --        (0.39)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                     28.17         26.45        22.56        15.50        17.88
-----------------------------------------------------------------------------------------------------------------
Total return (%) (b)                                  13.11 (c)     21.51 (c)    45.68       (13.31)        6.14
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):

   Expenses (d)                                        0.74          0.81         0.80         0.82         0.82
   Net investment income (d)                           0.57          0.18         0.17         0.15         0.28
   Waiver/reimbursement                                0.02          0.02           --           --           --
Portfolio turnover rate (%)                              16            20           10           13           20
Net assets at end of period (in millions)($)         10,399         8,689        7,065        4,022        4,220


(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.


(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.


(d)   The benefits derived from custody fees paid indirectly had no impact.

APPENDIX

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------



The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The table also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the table, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. As noted previously, the Fund's minimum investment for initial purchases or exchanges is $75,000.

--------------------------------------------------------------------------------
COLUMBIA ACORN FUND -- CLASS Z SHARES
--------------------------------------------------------------------------------


   MAXIMUM SALES CHARGE           INITIAL HYPOTHETICAL INVESTMENT          ASSUMED RATE OF RETURN
                                              AMOUNT
           0.00%                            $10,000.00                               5%
                                                                        HYPOTHETICAL
               CUMULATIVE                            CUMULATIVE           YEAR-END           ANNUAL
             RETURN BEFORE       ANNUAL EXPENSE     RETURN AFTER        BALANCE AFTER        FEES &
  YEAR      FEES & EXPENSES          RATIO         FEES & EXPENSES     FEES & EXPENSES    EXPENSES (1)
  ----      ---------------          -----         ---------------     ---------------    ------------
   1             5.00%               0.75%              4.25%            $10,425.00          $76.59
   2             10.25%              0.75%              8.68%            $10,868.06          $79.85
   3             15.76%              0.75%             13.30%            $11,329.96          $83.24
   4             21.55%              0.75%             18.11%            $11,811.48          $86.78
   5             27.63%              0.75%             23.13%            $12,313.47          $90.47
   6             34.01%              0.75%             28.37%            $12,836.79          $94.31
   7             40.71%              0.75%             33.82%            $13,382.35          $98.32
   8             47.75%              0.75%             39.51%            $13,951.10          $102.50
   9             55.13%              0.75%             45.44%            $14,544.02          $106.86
   10            62.89%              0.75%             51.62%            $15,162.14          $111.40

TOTAL GAIN AFTER FEES AND EXPENSES                                        $5,162.14
TOTAL ANNUAL FEES AND EXPENSES                                                               $930.32

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------
________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.COLUMBIAFUNDS.COM


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Acorn Trust: 811-01829

o    Columbia Acorn Fund


--------------------------------------------------------------------------------

     [LOGO] COLUMBIAFUNDS
            A MEMBER OF COLUMBIA MANAGEMENT

            (C) 2006 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
            ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
            800.426.3750 WWW.COLUMBIAFUNDS.COM


                                                              INT-36/109492-0306

   Columbia Acorn Fund                                   Prospectus, May 1, 2006
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                      2
---------------------------------------------------------------
Investment Goal ..........................................    2
Principal Investment Strategies ..........................    2
Principal Investment Risks ...............................    2
Performance History ......................................    4
Commissions and Other Expenses ...........................    6

YOUR ACCOUNT                                                  8
---------------------------------------------------------------
Choosing a Share Class ...................................    8
How to Buy Shares ........................................    8
Investment Minimums ......................................    9
Sales Charges (Commissions) ..............................   10
How to Exchange Shares ...................................   15
How to Sell Shares .......................................   15
Fund Policy on Trading of Fund Shares ....................   16
Other Information About Your Account. ....................   18

BOARD OF TRUSTEES                                            20
---------------------------------------------------------------

MANAGING THE FUND                                            20
---------------------------------------------------------------
Investment Adviser .......................................   20
Portfolio Managers .......................................   21
Legal Proceedings ........................................   21

OTHER INVESTMENT STRATEGIES AND RISKS                        23
---------------------------------------------------------------
The Information Edge .....................................   23
Long-Term Investing ......................................   23
Derivative Strategies ....................................   24
Temporary Defensive Strategies ...........................   24

FINANCIAL HIGHLIGHTS                                         25
---------------------------------------------------------------

APPENDIX                                                     28
---------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                     ---------------------------
                                                     Not FDIC  May Lose Value
                                                               -----------------
                                                     Insured   No Bank Guarantee
                                                     ---------------------------

   The Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Columbia Acorn Fund ("Acorn Fund") seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Acorn Fund invests generally in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give a company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The Fund


Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller companies, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------

UNDERSTANDING PERFORMANCE

Calendar Year Total Returns show the Fund's Class A share performance for each completed calendar year since the Class commenced operations. They include the effects of Fund expenses, but not the effects of sales charges paid directly by a shareholder. If sales charges were included, these returns would be lower.

Average Annual Total Returns are a measure of the Fund's average performance over the past one year, five years and the life of the share class. The table shows returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares--see section "Your Account--Sales Charges (Commissions)."

The Fund's returns are compared to the Russell 2500 Index (Russell 2500), Standard & Poor's 500 Index (S&P 500 Index) and the Russell 2000(R) Index (Russell 2000(R)). The Russell 2500, the Fund's primary benchmark, is a market-weighted index of 2500 small companies formed by taking the largest 3000 companies and eliminating the largest 500 of those companies. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third-party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              1996             --
                              1997             --
                              1998             --
                              1999             --
                              2000             --
                              2001           5.56%
                              2002         -13.82%
                              2003          44.85%
                              2004          21.05%
                              2005          12.76%

                                       For the periods shown in bar chart:
                                       Best quarter: 2nd quarter 2003,  +19.85%
                                       Worst quarter: 3rd quarter 2001, -18.69%

The Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
   Average Annual Total Returns--for periods ended December 31, 2005(1)
--------------------------------------------------------------------------------

                                                                                         Life of the
Share Class                                                         1 Year   5 Years   Share Class(2)
   Class A (%)
      Return Before Taxes                                             6.28    11.13       12.17
      Return After Taxes on Distributions                             5.36    10.73       11.28
      Return After Taxes on Distributions and Sale of Fund Shares     5.27     9.66       10.31
-----------------------------------------------------------------------------------------------------
   Class B (%)
      Return Before Taxes                                             6.98    11.45       12.58
      Return After Taxes on Distributions                             6.02    11.03       11.68
      Return After Taxes on Distributions and Sale of Fund Shares     5.78     9.94       10.68
-----------------------------------------------------------------------------------------------------
   Class C (%)
      Return Before Taxes                                            10.90    11.68       12.68
      Return After Taxes on Distributions                             9.94    11.27       11.78
      Return After Taxes on Distributions and Sale of Fund Shares     8.33    10.15       10.76
-----------------------------------------------------------------------------------------------------

Indices
   Russell 2500 (%)                                                   8.11     9.14        9.43(3)
-----------------------------------------------------------------------------------------------------
   S&P 500 Index (%)                                                  4.91     0.54       -0.19(3)
-----------------------------------------------------------------------------------------------------
   Russell 2000(R) (%)                                                4.55     8.22        8.07(3)

(1) Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Investment Adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) The inception date for Class A, Class B and Class C shares is October 16, 2000.

(3)   Performance information is from October 16, 2000.

The Fund


COMMISSIONS AND OTHER EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the commissions and other expenses you may pay when you buy, hold and sell shares of the Fund.


--------------------------------------------------------------------------------

UNDERSTANDING EXPENSES


Sales Charges (Commissions) are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor, who compensates your financial advisor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely, incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Shareholder Fees(1) (commissions paid directly from your investment)
--------------------------------------------------------------------------------


                                                                        Class A   Class B   Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 5.75      None      None
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00(2)   5.00      1.00
----------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None(3)   None(3)   None(3)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.


(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

The Fund


--------------------------------------------------------------------------------
   Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                   Class A   Class B   Class C

Management fees(1) (%)                               0.64     0.64      0.64
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)            0.25     0.85      1.00
--------------------------------------------------------------------------------
Other expenses(2) (%)                                0.15     0.24      0.19
--------------------------------------------------------------------------------
Total annual fund operating expenses(2) (%)          1.04     1.73      1.83

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.03%, 1.72% and 1.82%, respectively. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

--------------------------------------------------------------------------------

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o     $10,000 initial investment+

o     5% total return for each year

o     Fund operating expenses remain the same

o     Reinvestment of all dividends and distributions

o     Class B shares convert to Class A shares after eight years

+ For example only, since the minimum initial investment in the Fund is $75,000.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Example Expenses for a $10,000 investment (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


Class                                    1 Year   3 Years   5 Years   10 Years

Class A:                                  $675     $887     $1,116     $1,773
--------------------------------------------------------------------------------
Class B:   did not sell your shares       $176     $545     $  939     $1,858

           sold all your shares at
           the end of the period          $676     $845     $1,139     $1,858
--------------------------------------------------------------------------------
Class C:   did not sell your shares       $186     $576     $  990     $2,148

           sold all your shares
           at the end of the period       $286     $576     $  990     $2,148

See the Appendix for additional hypothetical investment and expense information.

   Your Account
--------------------------------------------------------------------------------


CHOOSING A SHARE CLASS

The Fund offers multiple classes of shares. This prospectus offers shares of three classes - Class A, Class B and Class C. Each of those share classes has its own commission and expense structure that affects the investment return of that class. Determining which share class is best for you depends on various factors, including the amount you are investing, how long you expect to hold your investment and your personal situation.

You should consult with your financial advisor before deciding which share class is most appropriate for you. The following considerations should be part of your assessment:

      o You will pay a commission if you buy Class A, B or C shares, either at the time of investment or redemption, or through ongoing distribution commission payments ("Rule 12b-1 fees") made from your investment over time, or both.

      o Class A shares require an up-front commission payment, but pay lower ongoing Rule 12b-1 fees than Class B and Class C shares. Class B and Class C shares have no up-front commission paid by the shareholder but pay higher ongoing commissions (Rule 12b-1 fees), and a deferred commission is imposed on a redemption of Class B shares within six years after purchase. The differential between classes will vary depending on the actual investment return for any given period.

      o Class A shares are generally more advantageous to an investor who intends to hold the shares for several years and invests an amount large enough to qualify for a reduced rate of initial sales commission, taking into account commissions you may pay when redeeming shares of other classes. Class A shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.25% of the average value of the shares.

      o Class B shares are no longer offered to new investors. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission. Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.85% of the average value of the shares and automatically convert to Class A shares after eight years.

      o Class C shares are generally more advantageous to an investor who intends to hold shares for only a few years. Class C shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 1.00% of the average value of the shares.

      o If you invest $1 million or more you can purchase Class A shares but not Class C shares.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other eligible investors. Class Z shares are offered by a separate prospectus.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you

Your Account


do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares is $75,000. The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions. The Fund reserves the right to change these investment minimums.


The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.


Please see the Statement of Additional Information for more details on investment minimums.

--------------------------------------------------------------------------------
   Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------

Method                         Instructions

Through your financial         Your financial advisor can help you establish
advisor                        your account and buy Fund shares on your behalf.
                               To receive the current trading day's price, your
                               financial advisor must receive your request prior
                               to the close of regular trading on the New York
                               Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                               time. Your financial advisor may charge you fees
                               for executing the purchase for you.
--------------------------------------------------------------------------------
By check (new account)         For new accounts, send a completed application
                               and check made payable to the Fund to the
                               transfer agent, Columbia Management Services,
                               Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check (existing account)    For existing accounts, fill out and return the
                               additional investment stub included in your
                               account statement, or send a letter of
                               instruction including your Fund name and account
                               number with a check made payable to the Fund to
                               Columbia Management Services, Inc., P.O. Box
                               8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange                    You or your financial advisor may acquire shares
                               of the Fund for your account by exchanging shares
                               you own in a different fund distributed by
                               Columbia Management Distributors, Inc. for shares
                               of the same class (and, in some cases, certain
                               other classes) of the Fund at no additional cost.
                               There may be an additional sales charge if
                               exchanging from a money market fund. An exchange
                               to another fund may incur a sales charge if the
                               original purchase was not assessed a sales
                               charge. To exchange by telephone, call
                               1-800-422-3737. Please see "How to Exchange
                               Shares" for more information.
--------------------------------------------------------------------------------
By wire                        You may purchase shares of the Fund by wiring
                               money from your bank account to your Fund
                               account. To wire funds to your Fund account, call
                               1-800-422-3737 for wiring instructions.
--------------------------------------------------------------------------------
By electronic funds transfer   You may purchase shares of the Fund by
                               electronically transferring money from your bank
                               account to your Fund account by calling
                               1-800-422-3737. An electronic funds transfer may
                               take up to two business days to settle and be
                               considered in "good form." You must set up this
                               feature prior to your telephone request. Be sure
                               to complete the appropriate section of the
                               application.
--------------------------------------------------------------------------------
Automatic investment plan      You may make monthly or quarterly investments
                               ($50 minimum) automatically from your bank
                               account to your Fund account. You may select a
                               pre-authorized amount to be sent via electronic
                               funds transfer. Be sure to complete the
                               appropriate section of the application for this
                               feature.
--------------------------------------------------------------------------------
Automated dollar cost          You may purchase shares of the Fund for your
averaging                      account by exchanging $100 or more each month
                               from another fund for shares of the same class of
                               the Fund at no additional cost. Exchanges will
                               continue so long as your fund balance is
                               sufficient to complete the transfers. You may
                               terminate your program or change the amount of
                               the exchange (subject to the $100 minimum) by
                               calling 1-800-345-6611. There may be an
                               additional sales charge if exchanging from a
                               money market fund. Be sure to complete the
                               appropriate section of the account application
                               for this feature.
--------------------------------------------------------------------------------
By dividend diversification    You may automatically invest dividends
                               distributed by another fund into the same class of share (and, in some cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account

SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that permits it to pay its distributor ongoing sales and marketing fees (commissions) to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor, and your financial advisor may receive all or a portion of those fees attributable to your shares. The annual fee, as a percentage of the value of the shares, is normally equal up to 0.25% for Class A, 0.85% for Class B and 1.00% for Class C shares. These fees are paid out of the assets of these classes. Over time, these fees reduce the return on your investment. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the Rule 12b-1 fee thereafter.

Financial Intermediary Payments The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund.

Your Account


You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


Class A shares Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
   Class A Sales Charges
--------------------------------------------------------------------------------


                                                                 % of offering
                                       Sales Charge as % of:         price
                                                        net       retained by
                                       offering       amount     your financial
Amount of purchase*                      price       invested       advisor

Less than $50,000**                      5.75          6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000**          4.50          4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000           3.50          3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000           2.50          2.56           2.00
--------------------------------------------------------------------------------
$500,000 or more                         2.00          2.04           1.75

* Mutual fund wrap programs and group retirement plans that invest $75,000 or more in Class A shares of the Fund will not be subject to a sales charge.

** Initial purchases of less than $75,000 are no longer accepted. However, for accounts opened prior to February 3, 2006, subsequent investments that do not meet the Fund's current investment minimum will be accepted.


In addition to the initial sales charge paid to your financial advisor and distributor, a 0.25% annual commission is paid to your financial advisor over the life of your investment out of your Fund assets as a 12b-1 fee.


The Fund's distributor may also pay additional compensation to financial advisors as an incentive for promoting the sale of shares of funds that it distributes.

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

Your Account


For Class A share purchases of $1 million or more by certain group retirement plans, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
   Purchases Over $1 Million
--------------------------------------------------------------------------------

Amount purchased                                                   Commission %

Less than $3 million                                                   1.00
--------------------------------------------------------------------------------
$3 million to less than $50 million                                    0.50
--------------------------------------------------------------------------------
$50 million or more                                                    0.25

For certain group retirement plans, financial advisors will receive a 1.00% commission from the distributor on all purchases less than $3 million.

--------------------------------------------------------------------------------

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (COMMISSIONS)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

--------------------------------------------------------------------------------


Reduced Sales Charges (Commissions) for Larger Investments.


            A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Your Account

            B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:


      o     Individual accounts


      o     Joint accounts

      o     Certain IRA accounts

      o     Certain trusts

      o     UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


            C.    How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.


            D.    How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.

Your Account


Class B shares Your purchases of Class B shares are at Class B's net asset value. No new Class B share accounts may be established in the Fund. However, Class B share accounts established prior to February 3, 2006 may nonetheless purchase additional Class B shares, so long as those purchases do not result in the account holding $50,000 or more of Class B shares (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares). In the event that an existing Class B shareholder seeks to add funds to such an account in excess of $49,999, the amount in excess may be invested in Class A shares without the imposition of the minimum investment requirement for Class A shares. Such purchases of Class A shares will be subject to the applicable sales load imposed on such purchases. See "Class A Sales Charges" on page 11.

Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold within six years of purchase. The CDSC declines over the six years and disappears in the seventh year. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below. In addition, Class B shares bear ongoing service and distribution fees that are higher than those borne by Class A shares.

Purchases of less than $50,000(1):


--------------------------------------------------------------------------------
   Class B Sales Charges
--------------------------------------------------------------------------------


                                                               % deducted when
Holding period after purchase                                shares are sold(2)

Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00

(1)   Only applicable to accounts opened prior to February 3, 2006.

(2) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Up-front commission to financial advisors is 4.00% and is paid by the distributor. In addition, from the annual fee of 0.85% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.60% of the value of the shares for each of the first eight years, or an aggregate 4.80% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.

The conversion of Class B shares to Class A shares occurs automatically eight years after purchase.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on your purchase of Class C shares, for which the distributor is repaid from the ongoing annual fee of 1.00% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, which is higher than the Rule 12b-1 fees borne by Class A and Class B shares.

Your Account

--------------------------------------------------------------------------------
   Class C Sales Charges
--------------------------------------------------------------------------------


                                                              % deducted when
Holding period after purchase                                shares are sold(1)

Through one year                                                    1.00
--------------------------------------------------------------------------------
Longer than one year                                                0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.


A 1.00% annual commission is paid to your financial advisor and the distributor over the life of your investment out of your Fund assets.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Management Distributors, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

Exchanges of Class B shares for Class B shares of another fund distributed by Columbia Management Distributors, Inc. in amounts of $50,000 or more are still permitted.

HOW TO SELL SHARES
--------------------------------------------------------------------------------


Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against

Your Account

checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
   Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


Method                           Instructions

Through your financial advisor   You may call your financial advisor to place
                                 your sell order. To receive the current trading
                                 day's price, your financial advisor must
                                 receive your request prior to the close of
                                 regular trading on the NYSE, usually 4:00 p.m.
                                 Eastern time. Your financial advisor may charge
                                 you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange                      You or your financial advisor may sell shares
                                 of the Fund by exchanging from the Fund into
                                 the same share class (and, in some cases,
                                 certain other classes) of another fund
                                 distributed by Columbia Management
                                 Distributors, Inc. at no additional cost. To
                                 exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone                     You or your financial advisor may sell shares
                                 of the Fund by telephone and request that a
                                 check be sent to your address of record by
                                 calling 1-800-422-3737, unless you have
                                 notified the Fund of an address change within
                                 the previous 30 days. The dollar limit for
                                 telephone sales is $100,000 in a 30-day period.
                                 You do not need to set up this feature in
                                 advance of your call. Certain restrictions
                                 apply to retirement accounts. For details, call
                                 1-800-799-7526.
--------------------------------------------------------------------------------
By mail                          You may send a signed letter of instruction, if
                                 applicable, or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                                 Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions.
                                 Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                                 Mail your letter of instruction to Columbia
                                 Management Services, Inc., P.O. Box 8081,
                                 Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire                          You may sell shares of the Fund and request
                                 that the proceeds be wired to your bank. You
                                 must set up this feature prior to your request.
                                 Be sure to complete the appropriate section of
                                 the account application for this feature.
--------------------------------------------------------------------------------
By systematic withdrawal plan    You may automatically sell a specified dollar
                                 amount or percentage of your account on a
                                 monthly, quarterly or semi-annual basis and
                                 have the proceeds sent to you if your account
                                 balance is at least $5,000. The $5,000 minimum
                                 account balance requirement has been waived for
                                 wrap accounts. This feature is not available if
                                 you hold your shares in certificate form. All
                                 dividend and capital gains distributions must
                                 be reinvested. Be sure to complete the
                                 appropriate section of the account application
                                 for this feature.
--------------------------------------------------------------------------------
By electronic funds transfer     You may sell shares of the Fund and request
                                 that the proceeds be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.
                                 Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has

Your Account

engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Fund) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
   Types of Distributions
--------------------------------------------------------------------------------

Dividends          Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains      Represents net long-term capital gains on sales of
                   securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Your Account

Distribution Options The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------


UNDERSTANDING FUND DISTRIBUTIONS

The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Distribution Options
--------------------------------------------------------------------------------

   Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):

      o     send the check to your address of record

      o     send the check to a third-party address

      o     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

   Board of Trustees
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves a Fund until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

   Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P., and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.64% of the Fund's average daily net assets. CWAM also received an administrative services fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

Managing the Fund

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

CWAM uses a team to assist the lead portfolio managers in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. Portfolio managers make strategic decisions and monitor and supervise individual transactions. While certain analysts recommend transactions for approval by the portfolio managers, more seasoned analysts are authorized to buy and sell securities for the Fund, within the guidelines set by portfolio managers.

Charles P. McQuaid
Lead portfolio manager


Charles McQuaid is president and a member of Columbia Acorn Trust's Board of Trustees. He has been president of CWAM since October 13, 2003, chief investment officer of CWAM since September 30, 2003, was director of research at CWAM and WAM from July 1992 through December 2003, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Columbia Acorn Fund's management team since 1978, co-managed Columbia Acorn Fund from 1995 through September 29, 2003 and has been the Fund's lead portfolio manager since September 30, 2003. He served as CWAM's interim director of international research from October 2003 to December 15, 2004. Mr. McQuaid also manages two domestic separate accounts and two offshore funds. He has been the president of Wanger Advisors Trust since September 2003. The Statement of Additional Information provides additional information about Mr. McQuaid's compensation, other accounts he manages and his ownership of securities in the Fund.


Robert A. Mohn
Co-portfolio manager


Robert Mohn is a vice president of Columbia Acorn Trust. He has been a member of the domestic analytical team at CWAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Columbia Acorn USA since its inception in 1996, co-managed Columbia Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. fund of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is also a vice president of Wanger Advisors Trust and the director of domestic research for CWAM. The SAI provides additional information about Mr. Mohn's compensation, other accounts he manages and his ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

Managing the Fund


CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

   Other Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund generally invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                 Financial Strength                             Fundamental Value
-------------------------------------------------------------------------------------------------------------------------
o superior technology            o low debt                                     o reasonable stock price relative to
                                                                                  growth potential and financial strength
o innovative marketing           o adequate working capital
                                                                                o valuable assets
o managerial skill               o conservative accounting practices

o market niche                   o adequate profit margin

o good earnings prospects

o strong demand for product

The realization of this growth   A strong balance sheet gives management        Once CWAM uncovers an attractive
potential would likely produce   greater flexibility to pursue strategic        company, it identifies a price that
superior performance that is     objectives and is important to maintaining a   it believes would also make the stock
sustainable over time.           competitive advantage.                         a good value.
-------------------------------------------------------------------------------------------------------------------------

LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

Other Investments Strategies and Risks

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

   Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years for its Class A, Class B and Class C shares, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
   Columbia Acorn Fund
--------------------------------------------------------------------------------


                                                                       Year Ended December 31,
                                                        2005          2004          2003        2002       2001
                                                       Class A       Class A       Class A     Class A    Class A
                                                      ---------     ---------     ---------    -------    -------
Net asset value --
Beginning of period ($)                                   25.93         22.20         15.34      17.80      17.19
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment income (loss)(a)                         0.07         (0.05)        (0.07)     (0.07)     (0.05)
   Net realized and unrealized gain (loss)                 3.20          4.69          6.95      (2.39)      1.01
-------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        3.27          4.64          6.88      (2.46)      0.96
-------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net investment income                             (0.07)           --            --         --         --
   From net realized gains                                (1.56)        (0.91)        (0.02)        --      (0.35)
-------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (1.63)        (0.91)        (0.02)        --      (0.35)
-------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                         27.57         25.93         22.20      15.34      17.80
-------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                       12.76(c)      21.05(c)      44.85     (13.82)      5.56
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(d)                                             1.03          1.20          1.33       1.42       1.42
   Net investment income (loss)(d)                         0.28         (0.21)        (0.36)     (0.45)     (0.33)
   Waiver/reimbursement                                    0.02          0.02            --         --         --
Portfolio turnover rate (%)                                  16            20            10         13         20
Net assets at end of period (000's) ($)               3,349,461     2,669,936     1,982,260    724,121    306,405

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn Fund
--------------------------------------------------------------------------------


                                                                        Year Ended December 31,
                                                        2005          2004          2003        2002       2001
                                                       Class B       Class B       Class B     Class B    Class B
                                                      ---------     ---------     ---------    -------    -------
Net asset value --
Beginning of period ($)                                   25.19         21.75         15.13      17.67      17.17
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                                 (0.11)        (0.22)        (0.18)     (0.17)     (0.16)
   Net realized and unrealized gain (loss)                 3.09          4.57          6.82      (2.37)      1.01
-------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        2.98          4.35          6.64      (2.54)      0.85
-------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                                (1.56)        (0.91)        (0.02)        --      (0.35)
-------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders           (1.56)        (0.91)        (0.02)        --      (0.35)
-------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                         26.61         25.19         21.75      15.13      17.67
-------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                       11.98(c)      20.15(c)      43.89     (14.37)      4.92
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data(%):
   Expenses(d)                                             1.72          1.95          1.98       2.07       2.07
   Net investment loss(d)                                 (0.42)        (0.96)        (1.01)     (1.10)     (0.98)
   Waiver/reimbursement                                    0.02          0.02            --         --         --
Portfolio turnover rate (%)                                  16            20            10         13         20
Net assets at end of period (000's) ($)               1,422,580     1,399,135     1,221,931    618,727    286,422

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn Fund
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                        2005          2004          2003        2002       2001
                                                       Class C       Class C       Class C     Class C    Class C
                                                      ---------     ---------     ---------    -------    -------
Net asset value --
Beginning of period ($)                                   25.18         21.75         15.12      17.66      17.17
-------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                                 (0.13)        (0.22)        (0.18)     (0.17)     (0.17)
   Net realized and unrealized gain (loss)                 3.09          4.56          6.83      (2.37)      1.01
-------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                        2.96          4.34          6.65      (2.54)      0.84
-------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                                (1.56)        (0.91)        (0.02)        --      (0.35)
-------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders           (1.56)        (0.91)        (0.02)        --      (0.35)
-------------------------------------------------------------------------------------------------------------------

Net asset value --
End of period ($)                                         26.58         25.18         21.75      15.12      17.66
-------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                       11.90(c)      20.11(c)      43.99     (14.38)      4.86
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data(%):
   Expenses(d)                                             1.82          1.95          1.98       2.07       2.07
   Net investment income loss(d)                          (0.51)        (0.96)        (1.01)     (1.10)     (0.98)
   Waiver/reimbursement                                    0.02          0.02            --         --         --
Portfolio turnover rate (%)                                  16            20            10         13         20
Net assets at end of period (000's) ($)               1,220,339     1,083,006       900,016    376,024    150,727

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

   APPENDIX
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information
--------------------------------------------------------------------------------


The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the tables, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charges but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. As noted previously, the Fund's minimum investment for initial purchases or exchanges is $75,000.

--------------------------------------------------------------------------------
   Columbia Acorn Fund -- Class A Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge    Initial Hypothetical Investment Amount       Assumed Rate of Return
        5.75%                          $10,000.00                              5%

                                                                   Hypothetical
         Cumulative                             Cumulative           Year-End         Annual
        Return Before     Annual Expense       Return After        Balance After      Fees &
Year   Fees & Expenses        Ratio           Fees & Expenses     Fees & Expenses   Expenses (1)
----   ---------------   ----------------   -------------------   ---------------   ------------
 1          5.00%            1.04%               -2.02%(2)          $  9,798.23      $  674.96
 2         10.25%            1.04%                1.86%             $ 10,186.24      $  103.92
 3         15.76%            1.04%                5.90%             $ 10,589.62      $  108.03
 4         21.55%            1.04%               10.09%             $ 11,008.96      $  112.31
 5         27.63%            1.04%               14.45%             $ 11,444.92      $  116.76
 6         34.01%            1.04%               18.98%             $ 11,898.14      $  121.38
 7         40.71%            1.04%               23.69%             $ 12,369.30      $  126.19
 8         47.75%            1.04%               28.59%             $ 12,859.13      $  131.19
 9         55.13%            1.04%               33.68%             $ 13,368.35      $  136.38
10         62.89%            1.04%               38.98%             $ 13,897.74      $  141.78

Total Gain After Fees and Expenses                                  $  3,897.74

Total Annual Fees and Expenses                                                       $1,772.92

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


(2)   Reflects deduction of the maximum initial sales charge.

Appendix


--------------------------------------------------------------------------------
   Columbia Acorn Fund -- Class B Shares
--------------------------------------------------------------------------------


 Maximum Sales Charge    Initial Hypothetical Investment Amount      Assumed Rate of Return
       0.00%                           $10,000.00                              5%

                                                                   Hypothetical
         Cumulative                             Cumulative           Year-End         Annual
        Return Before     Annual Expense       Return After        Balance After      Fees &
Year   Fees & Expenses        Ratio           Fees & Expenses     Fees & Expenses   Expenses (1)
----   ---------------   ----------------   -------------------   ---------------   ------------
 1          5.00%             1.73%                3.27%            $ 10,327.00      $  175.83
 2         10.25%             1.73%                6.65%            $ 10,664.69      $  181.58
 3         15.76%             1.73%               10.13%            $ 11,013.43      $  187.52
 4         21.55%             1.73%               13.74%            $ 11,373.57      $  193.65
 5         27.63%             1.73%               17.45%            $ 11,745.48      $  199.98
 6         34.01%             1.73%               21.30%            $ 12,129.56      $  206.52
 7         40.71%             1.73%               25.26%            $ 12,526.20      $  213.27
 8         47.75%             1.73%               29.36%            $ 12,935.80      $  220.25
 9         55.13%             1.04%               34.48%            $ 13,448.06      $  137.20
10         62.89%             1.04%               39.81%            $ 13,980.60      $  142.63

Total Gain After Fees and Expenses                                  $  3,980.60
Total Annual Fees and Expenses                                                       $1,858.41

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn Fund -- Class C Shares
--------------------------------------------------------------------------------


 Maximum Sales Charge    Initial Hypothetical Investment Amount      Assumed Rate of Return
       0.00%                           $10,000.00                              5%

                                                                   Hypothetical
         Cumulative                             Cumulative           Year-End         Annual
        Return Before     Annual Expense       Return After        Balance After      Fees &
Year   Fees & Expenses        Ratio           Fees & Expenses     Fees & Expenses   Expenses (1)
----   ---------------   ----------------   -------------------   ---------------   ------------
 1          5.00%             1.83%                3.17%            $ 10,317.00      $  185.90
 2         10.25%             1.83%                6.44%            $ 10,644.05      $  191.79
 3         15.76%             1.83%                9.81%            $ 10,981.47      $  197.87
 4         21.55%             1.83%               13.30%            $ 11,329.58      $  204.15
 5         27.63%             1.83%               16.89%            $ 11,688.73      $  210.62
 6         34.01%             1.83%               20.59%            $ 12,059.26      $  217.29
 7         40.71%             1.83%               24.42%            $ 12,441.54      $  224.18
 8         47.75%             1.83%               28.36%            $ 12,835.93      $  231.29
 9         55.13%             1.83%               32.43%            $ 13,242.83      $  238.62
10         62.89%             1.83%               36.63%            $ 13,662.63      $  246.18

Total Gain After Fees and Expenses                                  $  3,662.63

Total Annual Fees and Expenses                                                       $2,147.90

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Notes
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                                                                              31

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.


One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn Fund


--------------------------------------------------------------------------------

[COLUMBIAFUNDS(R) LOGO]  ColumbiaFunds

                         A Member of Columbia Management

                         (C)2006 Columbia Management Distributors, Inc. One Financial Center, Boston, MA 02111-2621
                         800.426.3750 www.columbiafunds.com


                                                              INT-36/109687-0306

COLUMBIA ACORN INTERNATIONAL            Prospectus, May 1, 2006
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ............................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   2
Performance History ........................................................   4
Your Expenses ..............................................................   5

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------
How to Buy Shares ..........................................................   7
Eligible Investors .........................................................   8
Sales Charges (Commissions) ................................................  10
How to Exchange Shares .....................................................  10
How to Sell Shares .........................................................  11
Fund Policy on Trading of Fund Shares and Redemption Fees ..................  12
Financial Intermediary Payments ............................................  14
Other Information About Your Account .......................................  15

BOARD OF TRUSTEES                                                             17
--------------------------------------------------------------------------------

MANAGING THE FUND ..........................................................  18
--------------------------------------------------------------------------------
Investment Adviser .........................................................  18
Portfolio Managers .........................................................  18
Legal Proceedings ..........................................................  19

OTHER INVESTMENT STRATEGIES AND RISKS                                         20
--------------------------------------------------------------------------------
The Information Edge .......................................................  20
Long-Term Investing ........................................................  20
Derivative Strategies ......................................................  21
Temporary Defensive Strategies .............................................  21

FINANCIAL HIGHLIGHTS                                                          22
--------------------------------------------------------------------------------

APPENDIX                                                                      23
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account--Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                      --------------------------
                                                      Not FDIC  May Lose Value
                                                               -----------------
                                                      Insured  No Bank Guarantee
                                                      --------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Acorn International ("Acorn International") seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Acorn International generally invests in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, particularly outside the United States, that are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn International typically looks for companies with:


      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND


SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


MARKET TIMERS. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in EMERGING MARKETS are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


SMALLER COMPANIES, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five- year and ten-year periods. They include the effects of Fund expenses.


            The Fund's returns are compared to the S&P/Citigroup EMI Global ex-U.S. Index and the Morgan Stanley Europe, Australasia and Far East Index (EAFE). The S&P/Citigroup EMI Global ex-U.S., the Fund's primary benchmark, is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. EAFE is an index of companies throughout the world in proportion to world stock market capitalizations, excluding the United States and Canada. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z) (1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

 20.65% 0.19%  15.43%  79.19%  -20.02%  -21.11%  -16.10%  47.80%  29.47% 21.81%
--------------------------------------------------------------------------------
 1996   1997   1998     1999     2000     2001     2002    2003    2004   2005

(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions.

                                        For the periods shown in bar chart:
                                        Best quarter: 4th quarter 1999, +41.63%
                                        Worst quarter: 3rd quarter 2002, -19.67%

THE FUND

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------



SHARE CLASS                                                    1 YEAR    5 YEAR    10 YEARS (1)

Class Z (%)
  Return Before Taxes                                           21.81      9.06     11.93
  Return After Taxes on Distributions                           20.96      8.78     10.94
  Return After Taxes on Distributions and Sale of Fund Shares   15.54      7.84     10.21
-----------------------------------------------------------------------------------------------

INDICES

  S&P/Citigroup EMI Global ex-U.S. (%)                          21.99     14.20      8.43
-----------------------------------------------------------------------------------------------
  EAFE (%)                                                      13.54      4.55      5.84
-----------------------------------------------------------------------------------------------



(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions.

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES


            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

THE FUND


--------------------------------------------------------------------------------
SHAREHOLDER FEES (1) (COMMISSIONS PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                             None
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)               None
-----------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                 2.00 (2)(3)



(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) Charged only when selling or exchanging shares you have owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares and Redemption Fees" below.


(3)   There is a $7.50 charge for wiring sale proceeds to your bank.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees (1) (%)                                                     0.79
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses(2) (%)                                                       0.22
--------------------------------------------------------------------------------
Total annual fund operating expenses (2) (%)                                1.01

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses would be 0.99%. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

      EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

      o   $10,000 initial investment

      o   5% total return for each year

      o   Fund operating expenses remain the same

      o   Reinvestment of all dividends and distributions

--------------------------------------------------------------------------------
EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

             1 YEAR          3 YEARS            5 YEARS            10 YEARS

              $103            $322               $558               $1,236


See the Appendix for additional hypothetical investment and expense information.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


If you are an eligible investor (described on page 8), when the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                   INSTRUCTIONS

Through your             Your financial advisor can help you establish your
financial advisor        account and buy Fund shares on your behalf. To receive
                         the current trading day's price, your financial advisor
                         must receive your request prior to the close of regular
                         trading on the New York Stock Exchange (NYSE), usually
                         4:00 p.m. Eastern time. Your financial advisor may
                         charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check                 For new accounts, send a completed application and
(new account)            check made payable to the Fund to Columbia Management
                         Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check                 For existing accounts, fill out and return the
(existing account)       additional investment stub included in your account
                         statement, or send a letter of instruction including
                         the Fund name and account number with a check made
                         payable to the Fund and mailed to Columbia Management
                         Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange              You may acquire shares of the Fund for your account by
                         exchanging shares you own in a different fund
                         distributed by Columbia Management Distributors Inc.
                         for shares of the same class or Class A of the Fund at
                         no additional cost. There may be an additional sales
                         charge if exchanging from a money market fund. To
                         exchange by telephone, call 1-800-422-3737. Please see
                         "How to Exchange Shares" for more information.
--------------------------------------------------------------------------------
By wire                  You may purchase shares of the Fund by wiring money
                         from your bank account to your Fund account. To wire
                         funds to your Fund account, call 1-800-422-3737 for
                         wiring instructions.
--------------------------------------------------------------------------------
By electronic            You may purchase shares of the Fund by electronically
funds transfer           transferring money from your bank account to your Fund
                         account by calling 1-800-422-3737. An electronic funds
                         transfer may take up to two business days to settle and
                         be considered in "good form." You must set up this
                         feature prior to your telephone request. Be sure to
                         complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                You may make monthly or quarterly investments ($50
investment plan          minimum) automatically from your bank account to your
                         Fund account. You may select a pre-authorized amount to
                         be sent via electronic funds transfer. Be sure to
                         complete the appropriate section of the application for
                         this feature.
--------------------------------------------------------------------------------
Automated dollar         You may purchase shares of the Fund for your account by
cost averaging           exchanging $100 or more each month from another
                         fund for shares of the same class of the Fund at no
                         additional cost. Exchanges will continue so long as
                         your fund balance is sufficient to complete the
                         transfers. You may terminate your program or change the
                         amount of the exchange (subject to the $100 minimum) by
                         calling 1-800-345-6611. Be sure to complete the
                         appropriate section of the account application for this
                         feature.
--------------------------------------------------------------------------------
By dividend              You may automatically invest dividends distributed by
diversification          another fund into the same class of shares of the Fund
                         at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call
                         1-800-345-6611.

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:


Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in the Fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


      o Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

      o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;

      o Any investor purchasing through a Columbia Management Group, LLC state tuition plan organized under Section 529 of the Internal Revenue Code; or


      o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

YOUR ACCOUNT


$1,000 MINIMUM INITIAL INVESTMENT (BY PURCHASE, EXCHANGE OR TRANSFER)

      o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

      o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

      o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

      o Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

      o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an ACCREDITED INVESTOR, as defined under the Securities Act of 1933; or

      o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

YOUR ACCOUNT


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------


Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- CLASS Z.

            The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each other share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


If you purchase Class Z shares of the Fund through certain intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.


If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


Generally, you may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by CMD at net asset value. However, if you exchange shares of Columbia Acorn International that you have owned 60 days or less for shares of a fund distributed by CMD that does not have a redemption fee (including Columbia Acorn Fund, Columbia Acorn USA, Columbia Acorn Select and Columbia Thermostat Fund), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Columbia Acorn International and Columbia Acorn International Select (or a fund distributed by CMD that has a redemption fee) will not be subject to the 2% redemption fee. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by CMD at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Funds. See "Fund Policy on Trading of Fund Shares and Redemption Fees" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345- 6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor must receive your request prior to the
                     close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares of the Fund
                     by exchanging from the Fund into Class Z shares or Class
                     A shares (only if Class Z is not offered) of another fund
                     distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares of the Fund
                     by telephone and request that a check be sent to your
                     address of record by calling 1-800-422-3737, unless you
                     have notified the Fund of an address change within the
                     previous 30 days. The dollar limit for telephone sales is
                     $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                     $100,000 or for alternate payee or mailing instructions.
                     Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Columbia Management
                     Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares of the Fund and request that the
                     proceeds be wired to your bank. You must set up this
                     feature prior to your request. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                     account balance requirement has been waived for wrap
                     accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares of the Fund and request that the
funds transfer       proceeds be electronically transferred to your bank.
                     Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES AND REDEMPTION FEES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

YOUR ACCOUNT


Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

      o shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

      o shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

      o shares sold by certain investment funds, including those that Columbia Management Advisors or its affiliates may manage (automatic)

      o shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

      o shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary is unable for administrative reasons to assess the redemption fee to underlying shareholders

      o shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

      o     shares that were purchased by reinvested dividends (automatic)

      o     the following retirement plan distributions:

YOUR ACCOUNT

      o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

      o distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.


FINANCIAL INTERMEDIARY PAYMENTS
--------------------------------------------------------------------------------

The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

YOUR ACCOUNT


Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The Fund's Class Z share price is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting WWW.COLUMBIAFUNDS.COM.

YOUR ACCOUNT


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends          Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains      Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

      o     send the check to your address of record

      o     send the check to a third-party address

      o     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a

YOUR ACCOUNT


reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by the Fund.


BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.


For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P., and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which in turn is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.79% of the Fund's average daily net assets. CWAM also received an administrative fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


CWAM uses a team to assist the portfolio managers in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. Portfolio managers make strategic decisions and monitor and supervise individual transactions. While certain analysts recommend transactions for approval by the portfolio managers, more seasoned analysts are authorized to buy and sell securities for the Fund, within the guidelines set by portfolio managers.


P. ZACHARY EGAN

CO-PORTFOLIO MANAGER


P. Zachary Egan is a vice president of Columbia Acorn Trust and co-portfolio manager of Columbia Acorn International since May 2003. He has been CWAM's director of international research since December 2004. He has been a member of the international team since 1999 and a research fellow with the Robert Bosch Foundation in Stuttgart, Germany prior thereto. The Statement of Additional Information provides additional information about Mr. Egan's compensation, other accounts he manages and his ownership of securities in the Fund.


LOUIS J. MENDES

CO-PORTFOLIO MANAGER


Louis J. Mendes is a vice president of Columbia Acorn Trust and co-portfolio manager of Columbia Acorn International since May 2003. He has been a member of the international team since 2001 and an analyst and portfolio manager with Merrill Lynch Investment Managers specializing in Asian equity markets prior thereto. The Statement of Additional Information provides additional information about Mr. Mendes' compensation, other accounts he manages and his ownership of securities in the Fund.

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund generally invests in entrepreneurially managed smaller and mid-sized non-U.S. companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.


GROWTH POTENTIAL                  FINANCIAL STRENGTH                            FUNDAMENTAL VALUE

o   superior technology           o   low debt                                  o   reasonable stock price relative to
                                                                                    growth potential and financial
o   innovative marketing          o   adequate working capital                      strength

o   managerial skill              o   conservative accounting practices         o   valuable assets

o   market niche                  o   adequate profit margin

o   good earnings prospects

o   strong demand for product

THE REALIZATION OF THIS GROWTH    A STRONG BALANCE SHEET GIVES MANAGEMENT       ONCE CWAM UNCOVERS AN
POTENTIAL WOULD LIKELY PRODUCE    GREATER FLEXIBILITY TO PURSUE STRATEGIC       ATTRACTIVE COMPANY, IT IDENTIFIES A PRICE
SUPERIOR PERFORMANCE THAT IS      OBJECTIVES AND IS IMPORTANT TO MAINTAINING    A THAT IT BELIEVES WOULD ALSO MAKE THE
SUSTAINABLE OVER TIME.            COMPETITIVE ADVANTAGE.                        STOCK A GOOD VALUE.
-------------------------------------------------------------------------------------------------------------------------


LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

OTHER INVESTMENTS STRATEGIES AND RISKS

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Class Z share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
COLUMBIA ACORN INTERNATIONAL
--------------------------------------------------------------------------------



                                                                          YEAR ENDED DECEMBER 31,
                                                        2005            2004           2003       2002       2001
                                                       CLASS Z         CLASS Z        CLASS Z    CLASS Z    CLASS Z
                                                       -------         -------        -------    -------    -------
 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                                29.03           22.66           15.40      18.47      23.85
-------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($)
   Net investment income(a)                              0.34            0.25            0.21       0.14       0.12
   Net realized and unrealized gain (loss)               5.87            6.37            7.13      (3.10)     (5.11)
--------------------------------------------------------------------------------------------------------------------
 Total Income from Investment Operations                 6.21            6.62            7.34      (2.96)     (4.99)
 ------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS ($):
   From net investment income                           (0.72)          (0.25)          (0.08)     (0.11)        --
   From net realized gains                              (1.08)             --              --         --     (0.39)
-------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders           (1.80)          (0.25)          (0.08)     (0.11)     (0.39)
-------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES
Redemption fees added to paid in capital                 0.00 (a)(b)     0.00 (a)(b)       --         --         --
-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                                      33.44           29.03           22.66      15.40      18.47
-------------------------------------------------------------------------------------------------------------------
 Total return (%) (c)                                   21.81 (d)       29.47 (d)       47.80     (16.10)    (21.11)
-------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS SUPPLEMENTAL DATA (%):

   Expenses(e)                                           0.99            1.08            1.05       1.06       1.06

   Net investment income(e)                              1.09            1.01            1.19       0.80       0.62

   Waiver/reimbursement                                  0.02            0.02              --         --         --

 Portfolio turnover rate (%)                               27              40              40         52         45

 Net assets, end of period (in millions) ($)            2,629           1,919           1,563      1,241      1,613



(a) Per share data was calculated using average shares outstanding during the period.

(b)   Rounds to less than $0.01 per share.

(c)   Total return at net asset value assuming all distributions reinvested.


(d) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.


(e)   The benefits derived from custody fees paid indirectly had no impact.

APPENDIX
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The table also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the table, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
COLUMBIA ACORN INTERNATIONAL -- CLASS Z SHARES
--------------------------------------------------------------------------------


                              INITIAL HYPOTHETICAL
 MAXIMUM SALES CHARGE           INVESTMENT AMOUNT                ASSUMED RATE OF RETURN
        0.00%                      $10,000.00                              5%
                                                             HYPOTHETICAL
         CUMULATIVE                         CUMULATIVE         YEAR-END          ANNUAL
        RETURN BEFORE    ANNUAL EXPENSE    RETURN AFTER      BALANCE AFTER       FEES &
YEAR   FEES & EXPENSES       RATIO        FEES & EXPENSES   FEES & EXPENSES   EXPENSES (1)
----   ---------------   --------------   ---------------   ---------------   ------------
 1          5.00%            1.01%             3.99%          $10,399.00        $  103.01
 2         10.25%            1.01%             8.14%          $10,813.92        $  107.13
 3         15.76%            1.01%            12.45%          $11,245.40        $  111.40
 4         21.55%            1.01%            16.94%          $11,694.09        $  115.84
 5         27.63%            1.01%            21.61%          $12,160.68        $  120.47
 6         34.01%            1.01%            26.46%          $12,645.89        $  125.27
 7         40.71%            1.01%            31.50%          $13,150.46        $  130.27
 8         47.75%            1.01%            36.75%          $13,675.17        $  135.47
 9         55.13%            1.01%            42.21%          $14,220.81        $  140.87
 10        62.89%            1.01%            47.88%          $14,788.22        $  146.50

TOTAL GAIN AFTER FEES AND EXPENSES                            $ 4,788.22

TOTAL ANNUAL FEES AND EXPENSES                                                  $1,236.24


(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

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24

NOTES
--------------------------------------------------------------------------------

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                                                                              25

NOTES
--------------------------------------------------------------------------------

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26

NOTES
--------------------------------------------------------------------------------

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                                                                              27

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.COLUMBIAFUNDS.COM


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn International


--------------------------------------------------------------------------------

[LOGO] COLUMBIAFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT

       (C) 2006 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
       800.426.3750 WWW.COLUMBIAFUNDS.COM


                                                              INT-36/109690-0306

   Columbia Acorn International  Prospectus, May 1, 2006
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                      2
--------------------------------------------------------------------------------
Investment Goal ..........................................................    2
Principal Investment Strategies ..........................................    2
Principal Investment Risks ...............................................    2
Performance History ......................................................    4
Commissions and Other Expenses ...........................................    6

YOUR ACCOUNT                                                                  8
--------------------------------------------------------------------------------
Choosing a Share Class ...................................................    8
How to Buy Shares ........................................................    8
Investment Minimums ......................................................    9
Sales Charges (Commissions) ..............................................   10
How to Exchange Shares ...................................................   15
How to Sell Shares .......................................................   15
Fund Policy on Trading of Fund Shares ....................................   16
Other Information About Your Account .....................................   18

BOARD OF TRUSTEES                                                            21
--------------------------------------------------------------------------------
MANAGING THE FUND                                                            22
--------------------------------------------------------------------------------
Investment Adviser .......................................................   22
Portfolio Managers .......................................................   22
Legal Proceedings ........................................................   23

OTHER INVESTMENT STRATEGIES AND RISKS                                        24
--------------------------------------------------------------------------------
The Information Edge .....................................................   24
Long-Term Investing ......................................................   24
Derivative Strategies ....................................................   25
Temporary Defensive Strategies ...........................................   25

FINANCIAL HIGHLIGHTS                                                         26
--------------------------------------------------------------------------------
APPENDIX                                                                     29
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                   -----------------------------
                                                    Not FDIC  May Lose Value
                                                              ------------------
                                                    Insured   No  Bank Guarantee
                                                   -----------------------------

   The Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Columbia Acorn International ("Acorn International") seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Acorn International invests generally in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.


The Fund believes that smaller companies, particularly outside the United States, that are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.


Acorn International typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.

Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The Fund


Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


Smaller companies, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------

UNDERSTANDING PERFORMANCE

Calendar Year Total Returns show the Fund's Class A share performance for each completed calendar year since the Class commenced operations. They include the effects of Fund expenses, but not the effects of sales charges paid directly by the shareholder. If sales charges were included, these returns would be lower.

Average Annual Total Returns are a measure of the Fund's average performance over the past one year, five years and the life of the share class. The table shows returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares -- see the section "Your Account -- Sales Charges (Commissions)."

The Fund's returns are compared to the S&P/Citigroup EMI Global ex-U.S. index and the Morgan Stanley Europe, Australasia and Far East Index (EAFE). The S&P/Citigroup EMI Global ex-U.S., the Fund's primary benchmark, is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. EAFE is an index of companies throughout the world in proportion to world stock market capitalizations, excluding the United States and Canada. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 1996           --
                                 1997           --
                                 1998           --
                                 1999           --
                                 2000           --
                                 2001       -21.59%
                                 2002       -16.46%
                                 2003        46.94%
                                 2004        28.91%
                                 2005        21.42%


                                        For the periods shown in bar chart:
                                        Best quarter: 2nd quarter 2003, +21.37%
                                        Worst quarter: 3rd quarter 2002, -19.96%

The Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
   Average Annual Total Returns -- for periods ended December 31, 2005(1)
--------------------------------------------------------------------------------

                                                                                       Life of the
Share Class                                                         1 Year   5 Year   Share Class(2)
   Class A (%)
      Return Before Taxes                                            14.44    7.27         5.94
      Return After Taxes on Distributions                            13.74    7.08         5.25
      Return After Taxes on Distributions and Sale of Fund Shares    10.56    6.31         4.92
-----------------------------------------------------------------------------------------------------
   Class B (%)
      Return Before Taxes                                            15.57    7.51         6.28
      Return After Taxes on Distributions                            15.05    7.40         5.66
      Return After Taxes on Distributions and Sale of Fund Shares    11.12    6.56         5.25
-----------------------------------------------------------------------------------------------------
   Class C (%)
      Return Before Taxes                                            19.45    7.79         6.41
      Return After Taxes on Distributions                            18.93    7.69         5.79
      Return After Taxes on Distributions and Sale of Fund Shares    13.65    6.81         5.37
-----------------------------------------------------------------------------------------------------

Indices
   S&P/Citigroup EMI Global ex-U.S. (%)                              21.99   14.20        13.41(3)
-----------------------------------------------------------------------------------------------------
   EAFE (%)                                                          13.54    4.55         4.60(3)

(1) Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Investment Adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) The inception date for Class A, Class B and Class C shares is October 16, 2000.

(3)   Performance information is from October 16, 2000.

The Fund


COMMISSIONS AND OTHER EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the commissions and other expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES

Sales Charges (Commissions) are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor, who compensates your financial advisor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.
--------------------------------------------------------------------------------

The Fund


--------------------------------------------------------------------------------
   Shareholder Fees(1) (commissions paid directly from your investment)
--------------------------------------------------------------------------------


                                                                        Class A      Class B       Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  5.75          None          None
----------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    1.00(2)       5.00          1.00
----------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      None(3)(4)    None(3)(4)    None(3)(4)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.


(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

(4) A redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.

--------------------------------------------------------------------------------
   Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------


                                                                        Class A      Class B       Class C
Management fees(1) (%)                                                   0.79          0.79          0.79
----------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                0.25          0.85          1.00
----------------------------------------------------------------------------------------------------------------
Other expenses(2) (%)                                                    0.28          0.39          0.32
----------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                              1.32          2.03          2.11

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates:
0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.30%, 2.01% and 2.09%, respectively. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

--------------------------------------------------------------------------------
Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o     $10,000 initial investment

o     5% total return for each year

o     Fund operating expenses remain the same

o     Reinvestment of all dividends and distributions

o     Class B shares convert to Class A shares after eight years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Example Expenses for a $10,000 investment (your actual costs may be higher or lower)
--------------------------------------------------------------------------------



Class                                                                     1 Year   3 Years   5 Years   10 Years
Class A                                                                    $702     $969      $1,257    $2,074
----------------------------------------------------------------------------------------------------------------
Class B:   did not sell your shares                                        $206     $637      $1,093    $2,176

           sold all your shares at
           the end of the period                                           $706     $937      $1,293    $2,176
----------------------------------------------------------------------------------------------------------------
Class C:   did not sell your shares                                        $214     $661      $1,134    $2,441

           sold all your shares at
           the end of the period                                           $314     $661      $1,134    $2,441

See the Appendix for additional hypothetical investment and expense information.

   Your Account
--------------------------------------------------------------------------------


CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

The Fund offers multiple classes of shares. This prospectus offers shares of three classes - Class A, Class B and Class C. Each of those share classes has its own commission and expense structure that affects the investment return of that class. Determining which share class is best for you depends on various factors, including the amount you are investing, how long you expect to hold your investment and your personal situation.

You should consult with your financial advisor before deciding which share class is most appropriate for you. The following considerations should be part of your assessment:

      o You will pay a commission if you buy Class A, B or C shares, either at the time of investment or redemption, or through ongoing distribution commission payments ("Rule 12b-1 fees") made from your investment over time, or both.

      o Class A shares require an up-front commission payment, but pay lower ongoing Rule 12b-1 fees than Class B and Class C shares. Class B and Class C shares have no up-front commission paid by the shareholder but pay higher ongoing commissions (Rule 12b-1 fees), and a deferred commission is imposed on a redemption of Class B shares within six years after purchase. The differential between classes will vary depending on the actual investment return for any given period.

      o Class A shares are generally more advantageous to an investor who intends to hold the shares for several years and invests an amount large enough to qualify for a reduced rate of initial sales commission, taking into account the commissions you may pay when redeeming shares of other classes. Class A shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.25% of the average value of the shares.

      o Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.85% of the average value of the shares and automatically convert to Class A shares after eight years. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission.

      o Class C shares are generally more advantageous to an investor who intends to hold shares for only a few years. Class C shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 1.00% of the average value of the shares.

      o If you invest $1 million or more you can purchase Class A shares but not Class C shares.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other eligible investors. Class Z shares are offered by a separate prospectus.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you

Your Account

do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The investment minimum for initial investment (by purchase, exchange or transfer) of Class A, B and C shares is $1,000. The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums.


The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.


Please see the Statement of Additional Information for more details on investment minimums.


--------------------------------------------------------------------------------
   Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------


Method               Instructions

Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                     your request prior to the close of regular trading on the
                     New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                     time. Your financial advisor may charge you fees for
                     executing the purchase for you.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to the transfer agent, Columbia
                     Management Services, Inc., P.O. Box 8081, Boston, MA
                     02266-8081.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your account statement, or send a letter of instruction including your Fund name and
                     account number with a check made payable to the Fund to
                     Columbia Management Services, Inc., P.O. Box 8081, Boston,
                     MA 02266-8081.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares of the
                     Fund for your account by exchanging shares you own in a
                     different fund distributed by Columbia Management
                     Distributors, Inc. for shares of the same class (and, in
                     some cases, certain other classes) of the Fund at no
                     additional cost. There may be an additional sales charge if exchanging from a money market fund. An exchange to another fund may incur a sales charge if the original purchase was not assessed a sales charge. To exchange by telephone, call
                     1-800-422-3737. Please see "How to Exchange Shares" for
                     more information.
--------------------------------------------------------------------------------
By wire              You may purchase shares of the Fund by wiring money from
                     your bank account to your Fund account. To wire funds to
                     your Fund account, call 1-800-422-3737 for wiring
                     instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares of the Fund by electronically
funds transfer       transferring money from your bank account to your Fund
                     account by calling 1-800-422-3737. An electronic funds
                     transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                     prior to your telephone request. Be sure to complete the
                     appropriate section of the application.
--------------------------------------------------------------------------------
Automatic            You may make monthly or quarterly investments ($50 minimum)
investment plan      automatically from your bank account to your Fund account.
                     You may select a pre-authorized amount to be sent via
                     electronic funds transfer. Be sure to complete the
                     appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar     You may purchase shares of the Fund for your account by
cost averaging       exchanging $100 or more each month from another fund for
                     shares of the same class of the Fund at no additional cost.
                     Exchanges will continue so long as your fund balance is
                     sufficient to complete the transfers. You may terminate
                     your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                     be an additional sales charge if exchanging from a money
                     market fund. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by
diversification      another fund into the same class of shares (and, in some
                     cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that permits it to pay its distributor ongoing sales and marketing fees (commissions) to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor, and your financial advisor may receive all or a portion of those fees attributable to your shares. The annual fee, as a percentage of the value of the shares, is normally 0.25% for Class A, 0.85% Class B and 1.00% for Class C shares. These fees are paid out of the assets of these classes. Over time, these fees reduce the return on your investment. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the Rule 12b-1 fee thereafter.

Financial Intermediary Payments The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Your Account


Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


Class A shares Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
   Class A Sales Charges
--------------------------------------------------------------------------------

                                                                   % of offering
                                          Sales Charge as % of:        price
                                                          net       retained by
                                         offering        amount      financial
Amount of purchase                         price        invested      advisor

Less than $50,000                          5.75           6.10          5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000              4.50           4.71          3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000             3.50           3.63          2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000             2.50           2.56          2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000           2.00           2.04          1.75
--------------------------------------------------------------------------------
$1,000,000 or more                         0.00           0.00          0.00

In addition to the initial sales charge paid to your financial advisor and distributor, a 0.25% annual commission is paid to your financial advisor over the life of your investment out of your Fund assets as a 12b-1 fee.

The Fund's distributor may also pay additional compensation to financial advisors as an incentive for promoting the sale of shares of funds that it distributes.


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

Your Account


For Class A share purchases of $1 million or more by certain group retirement plans, financial advisors receive a cumulative commission from the distributor as follows:


--------------------------------------------------------------------------------
   Purchases Over $ 1 Million
--------------------------------------------------------------------------------


Amount purchased                                                    Commission %

Less than $3 million                                                    1.00
--------------------------------------------------------------------------------
$3 million to less than $50 million                                     0.50
--------------------------------------------------------------------------------
$50 million or more                                                     0.25

For certain group retirement plans, financial advisors will receive a 1.00% commission from the distributor on all purchases less than $3 million.

--------------------------------------------------------------------------------
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (COMMISSIONS)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
--------------------------------------------------------------------------------

Reduced Sales Charges (Commissions) for Larger Investments.


      A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Your Account

      B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      o     Individual accounts

      o     Joint accounts

      o     Certain IRA accounts

      o     Certain trusts

      o     UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


      C.    How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.


      D.    How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into other Columbia funds, as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.

Your Account


Class B shares Your purchases of Class B shares are at Class B's net asset value. Purchases in Class B shares may not result in the account holding $50,000 or more of Class B shares (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares). In the event that an existing Class B shareholder seeks to add funds to such an account in excess of $49,999, the amount in excess may be invested in Class A shares without the imposition of the minimum investment requirement for Class A shares. Such purchases of Class A shares will be subject to the applicable sales load imposed on such purchases. See "Class A Sales Charges" on page 11.

Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold within six years of purchase. The CDSC declines over the six years and disappears in the seventh year. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below. In addition, Class B shares bear ongoing service and distribution fees that are higher than those borne by Class A shares.

Purchases of less than $50,000:


--------------------------------------------------------------------------------
   Class B Sales Charges
--------------------------------------------------------------------------------


                                                                     % deducted
                                                                     when shares
Holding period after purchase                                        are sold(1)

Through first year                                                      5.00
--------------------------------------------------------------------------------
Through second year                                                     4.00
--------------------------------------------------------------------------------
Through third year                                                      3.00
--------------------------------------------------------------------------------
Through fourth year                                                     3.00
--------------------------------------------------------------------------------
Through fifth year                                                      2.00
--------------------------------------------------------------------------------
Through sixth year                                                      1.00
--------------------------------------------------------------------------------
Longer than six years                                                   0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Up-front commission to financial advisors is 4.00% and is paid by the distributor. In addition, from the annual fee of 0.85% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.60% of the value of the shares for each of the first eight years, or an aggregate 4.80% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.


The conversion of Class B shares to Class A shares occurs automatically eight years after purchase.


Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on your purchase of Class C shares, for which the distributor is repaid from the ongoing annual fee of 1.00% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, which is higher than the Rule 12b-1 fees borne by Class A and Class B shares.

Your Account

--------------------------------------------------------------------------------
   Class C Sales Charges
--------------------------------------------------------------------------------


                                                                     % deducted
                                                                     when shares
Holding period after purchase                                        are sold(1)

Through one year                                                         1.00
--------------------------------------------------------------------------------
Longer than one year                                                     0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.


A 1.00% annual commission is paid to your financial advisor and the distributor over the life of your investment out of your Fund assets.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Management Distributors, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

Exchanges of Class B shares for Class B shares of another fund distributed by Columbia Management Distributors, Inc. in amounts of $50,000 or more are still permitted.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be

Your Account

paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
   Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


Method                     Instructions

Through your               You may call your financial advisor to place your
financial advisor          sell order. To receive the current trading day's
                           price, your financial advisor must receive your
                           request prior to the close of regular trading on the
                           NYSE, usually 4:00 p.m. Eastern time. Your financial
                           advisor may charge you fees for executing a
                           redemption for you.
--------------------------------------------------------------------------------
By exchange                You or your financial advisor may sell shares of the
                           Fund by exchanging from the Fund into the same share
                           class(and, in some cases, certain other classes) of
                           another fund distributed by Columbia Management
                           Distributors, Inc. at no additional cost. To exchange
                           by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone               You or your financial advisor may sell shares of the
                           Fund by telephone and request that a check be sent to
                           your address of record by calling 1-800-422-3737,
                           unless you have notified the Fund of an address
                           change within the previous 30 days. The dollar limit
                           for telephone sales is $100,000 in a 30-day period.
                           You do not need to set up this feature in advance of
                           your call. Certain restrictions apply to retirement
                           accounts. For details, call 1-800-799-7526.
--------------------------------------------------------------------------------
By mail                    You may send a signed letter of instruction or, if
                           applicable, stock power form along with any share
                           certificates to be sold to the address below. In your
                           letter of instruction, note your Fund's name, share
                           class, account number, and the dollar value or number
                           of shares you wish to sell. All account owners must
                           sign the letter. Signatures must be guaranteed by
                           either a bank, a member firm of a national stock
                           exchange or another eligible guarantor that
                           participates in the Medallion Signature Guarantee
                           Program for amounts over $100,000 or for alternate
                           payee or mailing instructions. Additional
                           documentation is required for sales by corporations,
                           agents, fiduciaries, surviving joint owners and
                           individual retirement account owners. For details,
                           call 1-800-345-6611. Mail your letter of instruction
                           to Columbia Management Services, Inc., P.O. Box 8081,
                           Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire                    You may sell shares of the Fund and request that the
                           proceeds be wired to your bank. You must set up this
                           feature prior to your request. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
--------------------------------------------------------------------------------
By systematic              You may automatically sell a specified dollar amount
withdrawal plan            or percentage of your account on a monthly, quarterly
                           or semiannual basis and have the proceeds sent to you
                           if your account balance is at least $5,000. The
                           $5,000 minimum account balance requirement has been
                           waived for wrap accounts. This feature is not
                           available if you hold your shares in certificate
                           form. All dividend and capital gains distributions
                           must be reinvested. Be sure to complete the
                           appropriate section of the account application for
                           this feature.
--------------------------------------------------------------------------------
By electronic              You may sell shares of the Fund and request that the
funds transfer             proceeds be electronically transferred to your bank.
                           Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase

Your Account

orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For

Your Account

Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:


      o shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner


      o shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

      o shares sold by certain investment funds, including those that Columbia Management Advisors or its affiliates may manage (automatic)

      o shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

      o shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

      o shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

      o     shares that were purchased by reinvested dividends (automatic)

      o     the following retirement plan distributions:

                  o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

                  o     distributions from an individual retirement account
                        (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2


The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

Your Account

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
   Types of Distributions
--------------------------------------------------------------------------------

Dividends           Represents interest and dividends earned from securities
                    held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains       Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Distribution Options The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

Your Account


--------------------------------------------------------------------------------
UNDERSTANDING FUND DISTRIBUTIONS

The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Distribution Options
--------------------------------------------------------------------------------

  Reinvest all distributions in additional shares of the fund
--------------------------------------------------------------------------------
  Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
  Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
  Receive all distributions in cash (with one of the following options):

  o   send the check to your address of record

  o   send the check to a third-party address

  o   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

   Board of Trustees
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

   Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P., and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which in turn is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.79% of the Fund's average daily net assets. CWAM also received an administrative services fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

CWAM uses a team to assist the portfolio managers in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. Portfolio managers make strategic decisions and monitor and supervise individual transactions. While certain analysts recommend transactions for approval by the portfolio managers, more seasoned analysts are authorized to buy and sell securities for the Fund, within the guidelines set by portfolio managers.

P. Zachary Egan

Co-portfolio manager


P. Zachary Egan is a vice president of Columbia Acorn Trust and co-portfolio manager of Columbia Acorn International since May 2003. He has been CWAM's director of international research since December 2004. He has been a member of the international team since 1999 and a research fellow with the Robert Bosch Foundation in Stuttgart, Germany prior thereto. The Statement of Additional Information provides additional information about Mr. Egan's compensation, other accounts he manages and his ownership of securities in the Fund.


Louis J. Mendes

Co-portfolio manager


Louis J. Mendes is a vice president of Columbia Acorn Trust and co-portfolio manager of Columbia Acorn International since May 2003. He has been a member of the international team since 2001 and an analyst and portfolio manager with Merrill Lynch Investment Managers specializing in Asian equity markets prior thereto. The Statement of Additional Information provides additional information about Mr. Mendes' compensation, other accounts he manages and his ownership of securities in the Fund.

Managing the Fund

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

   Other Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund generally invests in entrepreneurially managed smaller and mid-sized non-U.S. companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

 Growth Potential                 Financial Strength                        Fundamental Value
-------------------------------   ---------------------------------------   ----------------------------------------
o     superior technology         o     low debt                            o     reasonable stock price relative to
                                                                                  growth potential and financial
o     innovative marketing        o     adequate working capital                  strength

o     managerial skill            o     conservative accounting practices   o     valuable assets

o     market niche                o     adequate profit margin

o     good earnings prospects

o     strong demand for product

The realization of this          A strong balance sheet gives management   Once CWAM uncovers an attractive
growth potential would likely    greater flexibility to pursue strategic   company, it identifies a price that it
produce superior performance     objectives and is important to            believes would also make the stock a
that is sustainable over time.   maintaining  a competitive advantage.     good value.
-------------------------------   ---------------------------------------   ----------------------------------------

LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

Other Investments Strategies and Risks

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

   Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years for its Class A, Class B and Class C shares, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
   Columbia Acorn International
--------------------------------------------------------------------------------


                                                                        Year ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                         2005        2004        2003        2002        2001
                                                        Class A     Class A     Class A     Class A     Class A
                                                        -------     -------     -------     -------     --------
Net Asset Value --
Beginning of Period ($)                                   28.75       22.45       15.32       18.35       23.84
-----------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment income(a)                                0.22        0.14        0.10        0.05        0.01
   Net realized and unrealized gain (loss)                 5.84        6.31        7.08       (3.07)      (5.11)
----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           6.06        6.45        7.18       (3.02)      (5.10)
----------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net investment income                             (0.53)      (0.15)      (0.05)      (0.01)         --
   From net realized gains                                (1.08)         --          --          --       (0.39)
----------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (1.61)      (0.15)      (0.05)      (0.01)      (0.39)
----------------------------------------------------------------------------------------------------------------
Net Asset Value ---
End of Period ($)                                         33.20       28.75       22.45       15.32       18.35
----------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                       21.42(c)    28.91(c)    46.94      (16.46)     (21.59)
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):

   Expenses(d)                                             1.30        1.48        1.59        1.56        1.65
   Net investment income(d)                                0.72        0.61        0.57        0.30        0.03
   Waiver/reimbursement                                    0.02        0.02          --          --          --
Portfolio turnover rate (%)                                  27          40          40          52          45
Net assets at end of period (000's) ($)                 142,204      70,582      52,872      33,806      25,587

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn International
--------------------------------------------------------------------------------


                                                                     Year ended December 31,
----------------------------------------------------------------------------------------------------------------
                                                         2005        2004        2003        2002        2001
                                                        Class B     Class B     Class B    Class B     Class B
Net Asset Value --
Beginning of Period ($)                                   28.18       22.07       15.11       18.22       23.81
----------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):

   Net investment income (loss)(a)                         0.02       (0.04)      (0.02)      (0.06)      (0.12)
   Net realized and unrealized gain (loss)                 5.73        6.19        6.98       (3.05)      (5.08)
----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           5.75        6.15        6.96       (3.11)      (5.20)
----------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):

   From net investment income                             (0.14)      (0.04)         --          --          --
   From net realized gains                                (1.08)         --          --          --       (0.39)
----------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (1.22)      (0.04)         --          --       (0.39)
----------------------------------------------------------------------------------------------------------------
Net Asset Value --
End of Period ($)                                         32.71       28.18       22.07       15.11       18.22
----------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                       20.57(c)    27.91(d)    46.06      (17.07)     (22.04)
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):

   Expenses(d)                                             2.01        2.27        2.24        2.21        2.30
   Net investment loss(d)                                  0.08       (0.18)      (0.10)      (0.35)      (0.62)
   Waiver/reimbursement                                    0.02        0.02          --          --          --
Portfolio turnover rate (%)                                  27          40          40          52          45
Net assets at end of period (000's) ($)                  73,572      54,752      39,800      22,560      17,235

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn International
--------------------------------------------------------------------------------


                                                                        Year ended December 31,
----------------------------------------------------------------------------------------------------------------
                                                         2005        2004        2003        2002        2001
                                                        Class C     Class C     Class C     Class C     Class C
Net Asset Value --
Beginning of Period ($)                                   28.19       22.06       15.11       18.21       23.81
----------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):

   Net investment loss(a)                                 (0.00)(b)   (0.03)      (0.01)      (0.06)      (0.13)
   Net realized and unrealized gain (loss)                 5.71        6.20        6.96       (3.04)      (5.08)
----------------------------------------------------------------------------------------------------------------
Total from Investment Operations                           5.71        6.17        6.95       (3.10)      (5.21)
----------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders ($):

   From net investment income                             (0.14)      (0.04)         --          --          --
   From net realized gains                                (1.08)         --          --          --       (0.39)
----------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (1.22)      (0.04)         --          --       (0.39)
----------------------------------------------------------------------------------------------------------------
Net Asset Value --
End of Period ($)                                         32.68       28.19       22.06       15.11       18.21
----------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                       20.45(d)    28.01(d)    46.00      (17.02)     (22.08)
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%:)

   Expenses(e)                                             2.09        2.24        2.24        2.21        2.30
   Net investment (loss)(e)                               (0.01)      (0.15)      (0.06)      (0.35)      (0.62)
   Waiver/reimbursement                                    0.02        0.02          --          --          --
Portfolio turnover rate (%)                                  27          40          40          52          45
Net assets at end of period (000's) ($)                  47,325      30,547      22,990      14,575      14,327

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Rounds to less than $(0.01) per shares.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(e)   The benefits derived from custody fees paid indirectly had no impact.

   APPENDIX
--------------------------------------------------------------------------------


Hypothetical Investment and Expense Information
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the tables, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

--------------------------------------------------------------------------------
   Columbia Acorn International -- Class A Shares
--------------------------------------------------------------------------------

Maximum Sales Charge   Initial Hypothetical Investment Amount   Assumed Rate of Return
       5.75%                        $ 10,000.00                            5%

                                                                         Hypothetical
               Cumulative                             Cumulative           Year-End           Annual
              Return Before      Annual Expense      Return After        Balance After        Fees &
   Year      Fees & Expenses          Ratio         Fees & Expenses     Fees & Expenses    Expenses (1)
----------   ---------------     --------------     ---------------     ---------------    ------------
     1            5.00%               1.32%             -2.28%(2)          $ 9,771.84       $  701.70
     2           10.25%               1.32%              1.31%             $10,131.44       $  131.36
     3           15.76%               1.32%              5.04%             $10,504.28       $  136.20
     4           21.55%               1.32%              8.91%             $10,890.84       $  141.21
     5           27.63%               1.32%             12.92%             $11,291.62       $  146.40
     6           34.01%               1.32%             17.07%             $11,707.15       $  151.79
     7           40.71%               1.32%             21.38%             $12,137.98       $  157.38
     8           47.75%               1.32%             25.85%             $12,584.65       $  163.17
     9           55.13%               1.32%             30.48%             $13,047.77       $  169.17
    10           62.89%               1.32%             35.28%             $13,527.93       $  175.40

Total Gain After Fees and Expenses                                         $ 3,527.93
Total Annual Fees and Expenses                                                              $2,073.78

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)   Reflects deduction of the maximum initial sales charge.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn International -- Class B Shares
--------------------------------------------------------------------------------

Maximum Sales Charge    Initial Hypothetical Investment Amount       Assumed Rate of Return
       0.00%                         $  10,000.00                              5%

                                                                   Hypothetical
         Cumulative                              Cumulative          Year-End          Annual
        Return Before     Annual Expense        Return After      Balance After        Fees &
Year   Fees & Expenses         Ratio          Fees & Expenses     Fees & Expenses   Expenses (1)
----   ---------------   -----------------   ------------------   ---------------   ------------
 1           5.00%             2.03%                2.97%          $  10,297.00     $    206.01
 2          10.25%             2.03%                6.03%          $  10,602.82     $    212.13
 3          15.76%             2.03%                9.18%          $  10,917.72     $    218.43
 4          21.55%             2.03%               12.42%          $  11,241.98     $    224.92
 5          27.63%             2.03%               15.76%          $  11,575.87     $    231.60
 6          34.01%             2.03%               19.20%          $  11,919.67     $    238.48
 7          40.71%             2.03%               22.74%          $  12,273.69     $    245.56
 8          47.75%             2.03%               26.38%          $  12,638.21     $    252.86
 9          55.13%             1.32%               31.03%          $  13,103.30     $    169.89
 10         62.89%             1.32%               35.86%          $  13,585.50     $    176.15
Total Gain After Fees and Expenses                                 $   3,585.50
Total Annual Fees and Expenses                                                      $  2,176.04

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn International -- Class C Shares
--------------------------------------------------------------------------------

Maximum Sales Charge    Initial Hypothetical Investment Amount       Assumed Rate of Return
       0.00%                         $  10,000.00                              5%

                                                                   Hypothetical
         Cumulative                              Cumulative          Year-End          Annual
        Return Before      Annual Expense       Return After       Balance After       Fees &
Year   Fees & Expenses         Ratio          Fees & Expenses     Fees & Expenses   Expenses (1)
----   ---------------   -----------------   ------------------   ---------------   ------------
 1           5.00%             2.11%                2.89%          $  10,289.00     $    214.05
 2          10.25%             2.11%                5.86%          $  10,586.35     $    220.23
 3          15.76%             2.11%                8.92%          $  10,892.30     $    226.60
 4          21.55%             2.11%               12.07%          $  11,207.09     $    233.15
 5          27.63%             2.11%               15.31%          $  11,530.97     $    239.89
 6          34.01%             2.11%               18.64%          $  11,864.21     $    246.82
 7          40.71%             2.11%               22.07%          $  12,207.09     $    253.95
 8          47.75%             2.11%               25.60%          $  12,559.88     $    261.29
 9          55.13%             2.11%               29.23%          $  12,922.86     $    268.84
 10         62.89%             2.11%               32.96%          $  13,296.33     $    276.61
Total Gain After Fees and Expenses                                 $   3,296.33
Total Annual Fees and Expenses                                                      $  2,441.44

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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                                                                              33

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34

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                                                                              35

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.


One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn International


--------------------------------------------------------------------------------

[COLUMBIAFUNDS(R) LOGO]  Columbia Funds

A Member of Columbia Management

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 www.columbiafunds.com


                                                              INT-36/109588-0306

COLUMBIA ACORN USA              Prospectus, May 1, 2006
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ............................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   2
Performance History ........................................................   3
Your Expenses ..............................................................   5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------
How to Buy Shares ..........................................................   6
Eligible Investors .........................................................   7
Sales Charges (Commissions) ................................................   9
How to Exchange Shares .....................................................   9
How to Sell Shares .........................................................   9
Fund Policy on Trading of Fund Shares ......................................  10
Financial Intermediary Payments ............................................  12
Other Information About Your Account .......................................  13

BOARD OF TRUSTEES                                                             15
--------------------------------------------------------------------------------

MANAGING THE FUND                                                             15
--------------------------------------------------------------------------------
Investment Adviser .........................................................  15
Portfolio Manager ..........................................................  15
Legal Proceedings ..........................................................  16

OTHER INVESTMENT STRATEGIES AND RISKS                                         18
--------------------------------------------------------------------------------
The Information Edge .......................................................  18
Long-Term Investing ........................................................  18
Derivative Strategies ......................................................  19
Temporary Defensive Strategies .............................................  19

FINANCIAL HIGHLIGHTS                                                          20
--------------------------------------------------------------------------------

APPENDIX                                                                      21
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                      --------------------------
                                                      Not FDIC May Lose Value
                                                               -----------------
                                                      Insured  No Bank Guarantee
                                                      --------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Acorn USA (the "Fund") seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Columbia Acorn USA generally invests in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.


The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.


Columbia Acorn USA typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.

The Fund generally invests substantially all of its assets in U.S. companies, and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND


SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

SMALLER COMPANIES, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.


            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one year, five years and life of the share class. They include the effects of Fund expenses.


            The Fund's returns are compared to the Russell 2000(R) Index (Russell 2000(R)). The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third-party trademarks are the property of their owners. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.

THE FUND

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                                   [BAR CHART]

         32.30% 5.79%  23.02%  -8.99%  19.25%   -18.49%  47.13%  20.62%  12.98%
--------------------------------------------------------------------------------
   1996  1997   1998    1999    2000    2001     2002    2003    2004    2005

                                        For the periods shown in bar chart:
                                        Best quarter: 2nd quarter 2003, +23.22%
                                        Worst quarter: 3rd quarter 2002, -21.21%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------


                                                                                      LIFE OF THE
SHARE CLASS                                                       1 YEAR   5 YEARS   SHARE CLASS (1)
  Class Z (%)

    Return Before Taxes                                            12.98    14.28        14.58
    Return After Taxes on Distributions                            12.11    13.99        13.84
    Return After Taxes on Distributions and Sale of Fund Shares     9.56    12.49        12.75
----------------------------------------------------------------------------------------------------

INDEX

  Russell 2000(R) (%)                                               4.55    8.22          9.24 (2)
----------------------------------------------------------------------------------------------------


(1)   The inception date for Class Z shares is September 4, 1996.

(2)   Performance information is from September 4, 1996.

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES


            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.



--------------------------------------------------------------------------------
SHAREHOLDER FEES (1) (COMMISSIONS PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None (2)

(1) A $10 annual fee may be deduced from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees (1)(2) (%)                                                 0.87
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  None
--------------------------------------------------------------------------------
Other expenses (3) (%)                                                     0.12
--------------------------------------------------------------------------------
Total annual fund operating expenses (3) (%)                               0.99
--------------------------------------------------------------------------------

(1)   Expenses have been adjusted to reflect current contractual arrangements.

(2) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(3) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses would be 0.98%. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

            o   $10,000 initial investment+

            o   5% total return for each year

            o   Fund operating expenses remain the same

            o   Reinvestment of all dividends and distributions

            + For example only, since the minimum initial investment in the Fund is $75,000, subject to certain exceptions described in the section "Eligible Investors" on page 7.


--------------------------------------------------------------------------------
EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

                                   [BAR CHART]


        1 YEAR               3 YEARS             5 YEARS              10 YEARS

         $101                 $315                $547                 $1,213

See the Appendix for additional hypothetical investment and expense information

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


If you are an eligible investor (described on page 7), when the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf. To receive the
                     current trading day's price, your financial advisor must
                     receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing the purchase for you.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to Columbia Management
                     Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your account statement, or send a letter of instruction including the Fund name and
                     account number with a check made payable to the Fund to
                     Columbia Management Services, Inc., P.O. Box 8081, Boston,
                     MA 02266-8081.
--------------------------------------------------------------------------------
By exchange          You may acquire shares of the Fund for your account by
                     exchanging shares you own in a different fund distributed
                     by Columbia Management Distributors, Inc. for shares of
                     the same class or Class A shares of the Fund at no
                     additional cost. There may be an additional sales charge
                     if exchanging from a money market fund. To exchange
                     by telephone, call 1-800-422-3737. Please see "How to
                     Exchange Shares" for more information.
--------------------------------------------------------------------------------
By wire              You may purchase shares of the Fund by wiring money from
                     your bank account to your Fund account. To wire funds
                     to your Fund account, call 1-800-422-3737 for wiring
                     instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares of the Fund by electronically
funds transfer       transferring money from your bank account to your Fund
                     account by calling 1-800-422-3737. An electronic funds
                     transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                     prior to your telephone request. Be sure to complete the
                     appropriate section of the application.
--------------------------------------------------------------------------------
Automatic            You may make monthly or quarterly investments ($50
investment plan      minimum) automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the
                     appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar     You may purchase shares of the Fund for your account by
cost averaging       exchanging $100 or more each month from another fund
                     for shares of the same class of the Fund at no additional
                     cost. Exchanges will continue so long as your fund
                     balance is sufficient to complete the transfers. You may
                     terminate your program or change the amount of the
                     exchange (subject to the $100 minimum) by calling
                     1-800-345-6611. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by
diversification      another fund into the same class of shares of the Fund at
                     no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:


Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in the Fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT

      o     Any trustee or director (or family member) of Columbia Acorn Trust;


      o     Any employee (or family member) of Columbia Wanger Asset Management,
            L.P.;

      o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent; or

      o Any investor purchasing through a Columbia Management Group, LLC state tuition plan organized under Section 529 of the Internal Revenue Code.

$75,000 MINIMUM INITIAL INVESTMENT (BY PURCHASE, EXCHANGE OR TRANSFER)

      o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

      o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD (other than Columbia Acorn Funds);

YOUR ACCOUNT

      o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary (other than Columbia Wanger Asset Management L.P.);


      o Any investor participating in an account offered by an intermediary or other entity that provides services such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $75,000 minimum investment requirement);

      o Any client of Bank of America Corporation or a subsidiary purchasing through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

      o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;

      o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an ACCREDITED INVESTOR, as defined under the Securities Act of 1933; or

      o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. For accounts opened prior to December 15, 2003, no minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

YOUR ACCOUNT


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------


Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- CLASS Z.

            The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each other share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


If you purchase Class Z shares of the Fund through certain intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.


If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by CMD at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor must receive your request prior to the
                     close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares of the Fund
                     by exchanging from the Fund into Class Z shares or
                     Class A shares (only if Class Z is not offered) of another fund distributed by Columbia Management Distributors, Inc.
                     at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares of the Fund
                     by telephone and request that a check be sent to your
                     address of record by calling 1-800-422-3737, unless you
                     have notified the Fund of an address change within the
                     previous 30 days. The dollar limit for telephone sales is
                     $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions
                     apply to retirement accounts. For details, call
                     1-800-799-7526.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                     $100,000 or for alternate payee or mailing instructions.
                     Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Columbia Management
                     Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares of the Fund and request that the
                     proceeds be wired to your bank. You must set up this
                     feature prior to your request. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                     account balance requirement has been waived for wrap
                     accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares of the Fund and request that the
funds transfer       proceeds be electronically transferred to your bank.
                     Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia

YOUR ACCOUNT


Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Fund) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS
--------------------------------------------------------------------------------

The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial

YOUR ACCOUNT


advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The Fund's Class Z share price is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting WWW.COLUMBIAFUNDS.COM.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends          Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains      Represents net long-term capital gains on sales of
                   securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o   send the check to your address of record

o   send the check to a third-party address

o   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.89% of the Fund's average daily net assets. CWAM also received an administrative fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------


CWAM uses a team to assist the lead portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.

MANAGING THE FUND

ROBERT A. MOHN

LEAD PORTFOLIO MANAGER


Robert Mohn is a vice president of Columbia Acorn Trust. He has been a member of the domestic analytical team at CWAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Columbia Acorn USA since its inception in 1996, co-managed Columbia Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. fund of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is also a vice president of Wanger Advisors Trust and the director of domestic research for CWAM. The Statement of Additional Information provides additional information about Mr. Mohn's compensation, other accounts he manages and his ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

MANAGING THE FUND


As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund generally invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.


GROWTH POTENTIAL                   FINANCIAL STRENGTH                           FUNDAMENTAL VALUE
------------------------------------------------------------------------------------------------------------------------
o  superior technology             o  low debt                                  o  reasonable stock price relative to
                                                                                   growth potential and financial
o  innovative marketing            o  adequate working capital                     strength

o  managerial skill                o  conservative accounting practices         o  valuable assets

o  market niche                    o  adequate profit margin

o  good earnings prospects

o  strong demand for product

THE REALIZATION OF THIS GROWTH     A STRONG BALANCE SHEET GIVES MANAGEMENT      ONCE CWAM UNCOVERS AN
POTENTIAL WOULD LIKELY PRODUCE     GREATER FLEXIBILITY TO PURSUE STRATEGIC      ATTRACTIVE COMPANY, IT IDENTIFIES A
SUPERIOR PERFORMANCE THAT IS       OBJECTIVES AND IS IMPORTANT TO MAINTAINING   APRICE THAT IT BELIEVES WOULD ALSO MAKE
SUSTAINABLE OVER TIME.             COMPETITIVE ADVANTAGE.                       THE STOCK A GOOD VALUE.
------------------------------------------------------------------------------------------------------------------------


LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

OTHER INVESTMENTS STRATEGIES AND RISKS

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Class Z share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
COLUMBIA ACORN USA
--------------------------------------------------------------------------------



                                                                 YEAR ENDED DECEMBER 31,
                                                     2005       2004       2003      2002      2001
                                                    CLASS Z    CLASS Z    CLASS Z   CLASS Z   CLASS Z

NET ASSET VALUE --
BEGINNING OF PERIOD ($)                             25.20      21.01      14.28      17.52     14.90
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($)
  Net investment income (loss)(a)                    0.07      (0.15)     (0.13)     (0.10)    (0.08)
  Net realized and unrealized gain (loss)            3.18       4.48       6.86      (3.14)     2.94
------------------------------------------------------------------------------------------------------
Total from Investment Operations                     3.25       4.33       6.73      (3.24)     2.86
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                        (0.05)        --         --         --        --
  From net realized gains                           (1.37)     (0.14)        --         --    (0.24)
------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders        (1.42)     (0.14)        --         --    (0.24)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                   27.03      25.20      21.01      14.28     17.52
------------------------------------------------------------------------------------------------------
Total Return (%)(b)                                 12.98 (c)  20.62 (c)  47.13     (18.49)    19.25
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(%):

  Expenses(d)                                        1.01       1.09       1.11       1.17      1.17

  Net investment income (loss)(d)                    0.28      (0.66)     (0.72)     (0.64)    (0.46)

  Waiver/reimbursement                               0.01       0.02         --         --        --

Portfolio turnover rate (%)                            13         18          7         31        24

Net assets at end of period (in millions) ($)         937        646        502        235       229




(a) Per share data was calculated using average shares outstanding during the period.


(b)   Total return at net asset value assuming all distributions reinvested.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

APPENDIX
--------------------------------------------------------------------------------



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The table also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the table, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. As noted previously, the Fund's minimum investment for initial purchases or exchanges is $75,000.

--------------------------------------------------------------------------------
COLUMBIA ACORN USA -- CLASS Z SHARES
--------------------------------------------------------------------------------




  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT          ASSUMED RATE OF RETURN
         0.00%                         $10,000.00                                  5%

                                                                      HYPOTHETICAL
           CUMULATIVE                            CUMULATIVE             YEAR-END           ANNUAL
          RETURN BEFORE     ANNUAL EXPENSE      RETURN AFTER          BALANCE AFTER        FEES &
  YEAR   FEES & EXPENSES        RATIO          FEES & EXPENSES       FEES & EXPENSES    EXPENSES (1)
  ----   ---------------   ----------------  -------------------   ------------------   ------------
  1           5.00%             0.99%               4.01%              $ 10,401.00        $   100.98
  2          10.25%             0.99%               8.18%              $ 10,818.08        $   105.03
  3          15.76%             0.99%              12.52%              $ 11,251.89        $   109.25
  4          21.55%             0.99%              17.03%              $ 11,703.09        $   113.63
  5          27.63%             0.99%              21.72%              $ 12,172.38        $   118.18
  6          34.01%             0.99%              26.60%              $ 12,660.49        $   122.92
  7          40.71%             0.99%              31.68%              $ 13,168.18        $   127.85
  8          47.75%             0.99%              36.96%              $ 13,696.22        $   132.98
  9          55.13%             0.99%              42.45%              $ 14,245.44        $   138.31
  10         62.89%             0.99%              48.17%              $ 14,816.68        $   143.86

TOTAL GAIN AFTER FEES AND EXPENSES                                     $  4,816.68
TOTAL ANNUAL FEES AND EXPENSES                                                            $ 1,213.00


(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

NOTES
--------------------------------------------------------------------------------

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22

NOTES
--------------------------------------------------------------------------------

________________________________________________________________________________

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________________________________________________________________________________

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                                                                              23

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:



Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.COLUMBIAFUNDS.COM


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn USA


--------------------------------------------------------------------------------

[LOGO] COLUMBIAFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT

       (C) 2006 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
       800.426.3750 WWW.COLUMBIAFUNDS.COM


                                                              INT-36/109688-0306

   Columbia Acorn USA  Prospectus, May 1, 2006
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ...........................................................    2
Principal Investment Strategies ...........................................    2
Principal Investment Risks ................................................    2
Performance History .......................................................    4
Commissions and Other Expenses ............................................    6

YOUR ACCOUNT                                                                   8
--------------------------------------------------------------------------------
Choosing a Share Class ....................................................    8
How to Buy Shares .........................................................    8
Investment Minimums .......................................................    9
Sales Charges (Commissions) ...............................................   10
How to Exchange Shares ....................................................   15
How to Sell Shares ........................................................   15
Fund Policy on Trading of Fund Shares .....................................   16
Other Information About Your Account ......................................   18

BOARD OF TRUSTEES                                                             20
--------------------------------------------------------------------------------

MANAGING THE FUND                                                             20
--------------------------------------------------------------------------------
Investment Adviser ........................................................   20
Portfolio Manager .........................................................   20
Legal Proceedings .........................................................   21

OTHER INVESTMENT STRATEGIES AND RISKS                                         23
--------------------------------------------------------------------------------
The Information Edge ......................................................   23
Long-Term Investing .......................................................   23
Derivative Strategies .....................................................   24
Temporary Defensive Strategies ............................................   24

FINANCIAL HIGHLIGHTS                                                          25
--------------------------------------------------------------------------------

APPENDIX                                                                      28
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                      --------------------------
                                                      Not FDIC May Lose Value
                                                               -----------------
                                                      Insured  No Bank Guarantee
                                                      --------------------------

   The Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Acorn USA (the "Fund") seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Columbia Acorn USA invests generally in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Columbia Acorn USA typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.

The Fund generally invests substantially all of its assets in U.S. companies and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The Fund


Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Smaller companies, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------

UNDERSTANDING PERFORMANCE

Calendar Year Total Returns show the Fund's Class A share performance for each complete calendar year since the Class commenced operations. They include the effects of Fund expenses, but not the effects of sales charges paid directly by a shareholder. If sales charges were included, these returns would be lower.

Average Annual Total Returns are a measure of the Fund's average performance over the past one year, five years and the life of the share class. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares -- see section "Your Account -- Sales Charges (Commissions)."


The Fund's returns are compared to the Russell 2000(R) Index (Russell 2000(R)). The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third-party trademarks are the property of their owners. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              1995               --
                              1996               --
                              1997               --
                              1998               --
                              1999               --
                              2001            18.65%
                              2002           -18.97%
                              2003            46.26%
                              2004            20.12%
                              2005            12.68%

                                        For the periods shown in bar chart:
                                        Best quarter: 2nd quarter 2003, +23.06%
                                        Worst quarter: 3rd quarter 2002, -21.36%

The Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
   Average Annual Total Returns -- for periods ended December 31, 2005(1)
--------------------------------------------------------------------------------

                                                                                        Life of the
Share Class                                                         1 Year   5 Years   Share Class(2)
Class A (%)
      Return Before Taxes                                            6.20     12.40        13.43
      Return After Taxes on Distributions                            5.40     12.16        13.21
      Return After Taxes on Distributions and Sale of Fund Shares    5.07     10.83        11.78
-----------------------------------------------------------------------------------------------------
Class B (%)
      Return Before Taxes                                            6.84     12.73        13.87
      Return After Taxes on Distributions                            5.97     12.50        13.64
      Return After Taxes on Distributions and Sale of Fund Shares    5.58     11.14        12.18
-----------------------------------------------------------------------------------------------------
Class C (%)
      Return Before Taxes                                           10.76     12.96        13.96
      Return After Taxes on Distributions                            9.89     12.73        13.74
      Return After Taxes on Distributions and Sale of Fund Shares    8.13     11.35        12.27
-----------------------------------------------------------------------------------------------------

Index
      Russell 2000(R) (%)                                            4.55      8.22         8.07(3)

(1) Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Investment Adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) The inception date for Class A, Class B and Class C shares is October 16, 2000.

(3)   Performance information is from October 16, 2000.

The Fund


COMMISSIONS AND OTHER EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the commissions and other expenses you may pay when you buy, hold and sell shares of the Fund.


--------------------------------------------------------------------------------

UNDERSTANDING EXPENSES


Sales Charges (Commissions) are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor, who compensates your financial advisor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Shareholder Fees(1) (commissions paid directly from your investment)
--------------------------------------------------------------------------------


                                                                        Class A   Class B   Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  5.75      None      None
---------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   1.00(2)    5.00      1.00
---------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None(3)   None(3)   None(3)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.


(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

The Fund


--------------------------------------------------------------------------------
   Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                              Class A   Class B   Class C

Management fees(1)(2) (%)                      0.87      0.87       0.87
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)      0.25      0.85       1.00
--------------------------------------------------------------------------------
Other expenses(3) (%)                          0.17      0.27       0.21
--------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)    1.29      1.99       2.08

(1)   Expenses have been adjusted to reflect current contractual arrangements.

(2) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(3) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.28%, 1.98% and 2.07%, respectively. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

--------------------------------------------------------------------------------

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o     $10,000 initial investment+

o     5% total return for each year

o     Fund operating expenses remain the same

o     Reinvestment of all dividends and distributions

o     Class B shares convert to Class A shares after eight years

+ For example only, since the minimum initial investment in the Fund is $75,000.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Example Expenses for a $10,000 investment (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


Class                                 1 Year   3 Years   5 Years   10 Years

Class A:                              $ 699     $ 960    $ 1,242    $ 2,042
--------------------------------------------------------------------------------
Class B:   did not sell your shares   $ 202     $ 624    $ 1,073    $ 2,136

           sold all your shares at
           the end of the period      $ 702     $ 924    $ 1,273    $ 2,136
--------------------------------------------------------------------------------
Class C:   did not sell your shares   $ 211     $ 652    $ 1,119    $ 2,410

           sold all your shares at
           the end of the period      $ 311     $ 652    $ 1,119    $ 2,410

See the Appendix for additional hypothetical investment and expense information.

   Your Account
--------------------------------------------------------------------------------


CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

The Fund offers multiple classes of shares. This prospectus offers shares of three classes - Class A, Class B and Class C. Each of those share classes has its own commission and expense structure that affects the investment return of that class. Determining which share class is best for you depends on various factors, including the amount you are investing, how long you expect to hold your investment and your personal situation.

You should consult with your financial advisor before deciding which share class is most appropriate for you. The following considerations should be part of your assessment:

      o You will pay a commission if you buy Class A, B or C shares, either at the time of investment or redemption, or through ongoing distribution commission payments ("Rule 12b-1 fees") made from your investment over time, or both.

      o Class A shares require an up-front commission payment, but pay lower ongoing Rule 12b-1 fees than Class B and Class C shares. Class B and Class C shares have no up-front commission paid by the shareholder but pay higher ongoing commissions (Rule 12b-1 fees), and a deferred commission is imposed on a redemption of Class B shares within six years after purchase. The differential between classes will vary depending on the actual investment return for any given period.

      o Class A shares are generally more advantageous to an investor who intends to hold the shares for several years and invests an amount large enough to qualify for a reduced rate of initial sales commission, taking into account the commissions you may pay when redeeming shares of other classes. Class A shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.25% of the average value of the shares.

      o Class B shares are no longer offered to new investors. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission. Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.85% of the average value of the shares and automatically convert to Class A shares after eight years.

      o Class C shares are generally more advantageous to an investor who intends to hold shares for only a few years. Class C shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 1.00% of the average value of the shares.

      o If you invest $1 million or more you can purchase Class A shares but not Class C shares.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other eligible investors. Class Z shares are offered by a separate prospectus.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act

Your Account

may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares is $75,000. The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions. The Fund reserves the right to change these investment minimums.


The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

Please see the Statement of Additional Information for more details on investment minimums.

--------------------------------------------------------------------------------
   Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------


Method              Instructions

Through your        Your financial advisor can help you establish your account
financial           and buy Fund shares on your behalf. To receive the current
advisor             trading day's price, your financial advisor must receive
                    your request prior to the close of regular trading on the
                    New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                    time. Your financial advisor may charge you fees for
                    executing the purchase for you.
--------------------------------------------------------------------------------
By check            For new accounts, send a completed application and check
(new account)       made payable to the Fund to the transfer agent, Columbia
                    Management Services, Inc., P.O. Box 8081, Boston, MA
                    02266-8081.
--------------------------------------------------------------------------------
By check            For existing accounts, fill out and return the additional
(existing           investment stub included in your account statement, or send
account)            a letter of instruction including your Fund name and
                    account number with a check made payable to the Fund to
                    Columbia Management Services, Inc., P.O. Box 8081, Boston,
                    MA 02266-8081.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may acquire shares of the
                    Fund for your account by exchanging shares you own in a
                    different fund distributed by Columbia Management
                    Distributors, Inc. for shares of the same class (and, in
                    some cases, certain other classes) of the Fund at no
                    additional cost. There may be an additional sales charge if exchanging from a money market fund. An exchange to another fund may incur a sales charge if the original purchase was not assessed a sales charge. To exchange by telephone, call
                    1-800-422-3737. Please see "How to Exchange Shares" for
                    more information.
--------------------------------------------------------------------------------
By wire             You may purchase shares of the Fund by wiring money from
                    your bank account to your Fund account. To wire funds to
                    your Fund account, call 1-800-422-3737 for wiring
                    instructions.
--------------------------------------------------------------------------------
By electronic       You may purchase shares of the Fund by electronically
funds transfer      transferring money from your bank account to your Fund
                    account by calling 1-800-422-3737. An electronic funds
                    transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                    prior to your telephone request. Be sure to complete the
                    appropriate section of the application.
--------------------------------------------------------------------------------
Automatic           You may make monthly or quarterly investments ($50 minimum)
investment plan     automatically from your bank account to your Fund account.
                    You may select a pre-authorized amount to be sent via
                    electronic funds transfer. Be sure to complete the
                    appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar    You may purchase shares of the Fund for your account by
cost averaging      exchanging $100 or more each month from another fund for
                    shares of the same class of the Fund at no additional cost.
                    Exchanges will continue so long as your fund balance is
                    sufficient to complete the transfers. You may terminate
                    your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may
                    be an additional sales charge if exchanging from a money
                    market fund. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares (and, in some
                    cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

Your Account


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that permits it to pay its distributor ongoing sales and marketing fees (commissions) to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor, and your financial advisor may receive all or a portion of those fees attributable to your shares. The annual fee, as a percentage of the value of the shares, is normally 0.25% for Class A, 0.85% for Class B and 1.00% for Class C shares. These fees are paid out of the assets of these classes. Over time, these fees reduce the return on your investment. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the Rule 12b-1 fee thereafter.

Financial Intermediary Payments The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Your Account


Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

Class A shares Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


--------------------------------------------------------------------------------
   Class A Sales Charges
--------------------------------------------------------------------------------


                                                            % of offering
                                   Sales Charge as % of:        price
                                                   net       retained by
                                   offering      amount     your financial
Amount of purchase*                  price      invested       advisor

Less than $50,000**                  5.75         6.10           5.00
--------------------------------------------------------------------------
$50,000 to less than $100,000**      4.50         4.71           3.75
--------------------------------------------------------------------------
$100,000 to less than $250,000       3.50         3.63           2.75
--------------------------------------------------------------------------
$250,000 to less than $500,000       2.50         2.56           2.00
--------------------------------------------------------------------------
$500,000 or more                     2.00         2.04           1.75

* Mutual fund wrap programs and group retirement plans that invest $75,000 or more in Class A shares of the Fund will not be subject to a sales charge.

** Initial purchases of less than $75,000 are no longer accepted. However, for accounts opened prior to February 3, 2006, subsequent investments that do not meet the Fund's current investment minimum will be accepted.


In addition to the initial sales charge paid to your financial advisor and distributor, a 0.25% annual commission is paid to your financial advisor over the life of your investment out of your Fund assets as a 12b-1 fee.

The Fund's distributor may also pay additional compensation to financial advisors as an incentive for promoting the sale of shares of funds that it distributes.


Class A shares bought without initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on

Your Account


the first day of the month in which the purchase was made. The CDSC does not apply to retirement purchasing through a fee-based program.

For Class A share purchases of $1 million or more by certain group retirement plans, financial advisors receive a cumulative commission from the distributor as follows:


--------------------------------------------------------------------------------
   Purchases Over $1 Million
--------------------------------------------------------------------------------


Amount purchased                                                    Commission %

Less than $3 million                                                    1.00
--------------------------------------------------------------------------------
$3 million to less than $50 million                                     0.50
--------------------------------------------------------------------------------
$50 million or more                                                     0.25

For certain group retirement plans, financial advisors will receive a 1.00% commission from the distributor on all purchases less than $3 million.

--------------------------------------------------------------------------------

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (COMMISSIONS)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

--------------------------------------------------------------------------------

Reduced Sales Charges (Commissions) for Larger Investments.


A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Your Account

B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      o     Individual accounts

      o     Joint accounts

      o     Certain IRA accounts

      o     Certain trusts

      o     UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


C.    How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.


D.    How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into other Columbia funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.

Your Account


Class B shares Your purchases of Class B shares are at Class B's net asset value. No new Class B share accounts may be established in the Fund. However, Class B share accounts established prior to February 3, 2006 may nonetheless purchase additional Class B shares, so long as those purchases do not result in the account holding $50,000 or more of Class B shares (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares). In the event that an existing Class B shareholder seeks to add funds to such an account in excess of $49,999, the amount in excess may be invested in Class A shares without the imposition of the minimum investment requirement for Class A shares. Such purchases of Class A shares will be subject to the applicable sales load imposed on such purchases. See "Class A Sales Charges" on page 11.

Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold within six years of purchase. The CDSC declines over the six years and disappears in the seventh year. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below. In addition, Class B shares bear ongoing service and distribution fees that are higher than those borne by Class A shares.

Purchases of less than $50,000(1):


--------------------------------------------------------------------------------
   Class B Sales Charges
--------------------------------------------------------------------------------


                                                                % deducted when
Holding period after purchase                                 shares are sold(2)

Through first year                                                   5.00
--------------------------------------------------------------------------------
Through second year                                                  4.00
--------------------------------------------------------------------------------
Through third year                                                   3.00
--------------------------------------------------------------------------------
Through fourth year                                                  3.00
--------------------------------------------------------------------------------
Through fifth year                                                   2.00
--------------------------------------------------------------------------------
Through sixth year                                                   1.00
--------------------------------------------------------------------------------
Longer than six years                                                0.00

(1)   Only applicable to accounts opened prior to February 3, 2006.

(2) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Up-front commission to financial advisors is 4.00% and is paid by the distributor. In addition, from the annual fee of 0.85% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.60% of the value of the shares for each of the first eight years, or an aggregate 4.80% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.


The conversion of Class B shares to Class A shares occurs automatically eight years after purchase.


Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on your purchase of Class C shares, for which the distributor is repaid from the ongoing annual fee of 1.00% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, which is higher than the Rule 12b-1 fees borne by Class A and Class B shares.

Your Account

--------------------------------------------------------------------------------
   Class C Sales Charges
--------------------------------------------------------------------------------


                                                              % deducted when
Holding period after purchase                                 shares are sold(1)

Through one year                                                     1.00
--------------------------------------------------------------------------------
Longer than one year                                                 0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.


A 1.00% annual commission is paid to your financial advisor and the distributor over the life of your investment out of your Fund assets.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Management Distributors, Inc. (See the Statement of Additional Information for a description of these situations.) Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

Exchanges of Class B shares for Class B shares of another fund distributed by Columbia Management Distributors, Inc. in amounts of $50,000 or more are still permitted.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against

Your Account


checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


   Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


Method                 Instructions

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees
                       for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the
                       Fund by exchanging from the Fund into the same share
                       class (and, in some cases, certain other classes) of
                       another fund distributed by Columbia Management
                       Distributors, Inc. at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the
                       Fund by telephone and request that a check be sent to
                       your address of record by calling 1-800-422-3737, unless
                       you have notified the Fund of an address change within
                       the previous 30 days. The dollar limit for telephone
                       sales is $100,000 in a 30-day period. You do not need to
                       set up this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-799-7526.
--------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                       $100,000 or for alternate payee or mailing instructions.
                       Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this
                       feature prior to your request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
--------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semiannual basis and have the proceeds sent to you if
                       your account balance is at least $5,000. The $5,000
                       minimum account balance requirement has been waived for
                       wrap accounts. This feature is not available if you hold
                       your shares in certificate form. All dividend and
                       capital gains distributions must be reinvested. Be sure
                       to complete the appropriate section of the account
                       application for this feature.
--------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received
                       by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of
                       the account application for this feature.
--------------------------------------------------------------------------------


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has

Your Account

engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Funds) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Your Account

--------------------------------------------------------------------------------
   Types of Distributions
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

--------------------------------------------------------------------------------

UNDERSTANDING FUND DISTRIBUTIONS

The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------

Distribution Options The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
   Distribution Options
--------------------------------------------------------------------------------

   Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):

      o     send the check to your address of record

      o     send the check to a third-party address

      o     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

   Board of Trustees
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves a Fund until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

   Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.89% of the Fund's average daily net assets. CWAM also received an administrative services fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------


CWAM uses a team to assist the lead portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.

Managing the Fund

Robert A. Mohn
Lead portfolio manager


Robert Mohn is a vice president of Columbia Acorn Trust. He has been a member of the domestic analytical team at CWAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Columbia Acorn USA since its inception in 1996, co-managed Columbia Acorn Fund since May 2003, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. fund of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is also a vice president of Wanger Advisors Trust and the director of domestic research for CWAM. The Statement of Additional Information provides additional information about Mr. Mohn's compensation, other accounts he manages and his ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

Managing the Fund


The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

   Other Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund generally invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                   Financial Strength                         Fundamental Value
-------------------------------    ---------------------------------------    ----------------------------------------
o     superior technology          o     low debt                             o     reasonable stock price relative to
                                                                                    growth potential and financial
o     innovative marketing         o     adequate working capital                   strength

o     managerial skill             o     conservative accounting practices    o     valuable assets

o     market niche                 o     adequate profit margin

o     good earnings prospects

o     strong demand for product

The realization of this growth     A strong balance sheet gives management    Once CWAM uncovers an attractive
potential would likely produce     greater flexibility to pursue strategic    company, it identifies a price that it
superior performance that is       objectives and is important to             believes would also make the stock a
sustainable over time.             maintaining a competitive advantage.       good value.
-------------------------------    ---------------------------------------    ----------------------------------------

LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

Other Investments Strategies and Risks

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

   Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years for its Class A, Class B and Class C, which run from January 1 to December
31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
   Columbia Acorn USA
--------------------------------------------------------------------------------


                                                          Year Ended December 31,
                                              2005       2004      2003      2002      2001
                                             Class A    Class A   Class A   Class A   Class A
                                             -------    -------   -------   -------   -------
Net Asset Value --
Beginning of Period ($)                        24.77      20.74     14.18     17.50    14.88
---------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                      (0.01)     (0.24)    (0.22)    (0.19)   (0.19)
   Net realized and unrealized gain (loss)      3.13       4.41      6.78     (3.13)    2.96
---------------------------------------------------------------------------------------------
Total from Investment Operations                3.12       4.17      6.56     (3.32)    2.77
---------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                     (1.37)     (0.14)       --        --    (0.15)
---------------------------------------------------------------------------------------------
Total Distributions Declared to
  Shareholders                                 (1.37)     (0.14)       --        --    (0.15)
---------------------------------------------------------------------------------------------
Net asset value --
End of Period ($)                              26.52      24.77     20.74     14.18    17.50
---------------------------------------------------------------------------------------------
Total Return (%)(b)                            12.68(c)   20.12(c)  46.26    (18.97)   18.65
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(d)                                  1.31       1.51      1.65      1.74     1.84
   Net investment loss(d)                      (0.02)     (1.08)    (1.26)    (1.21)   (1.13)
   Waiver/reimbursement                         0.01       0.02        --        --       --
Portfolio turnover rate (%)                       13         18         7        31       24
Net assets at end of period (000's) ($)      168,922    112,509    89,650    32,422   20,455

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights


--------------------------------------------------------------------------------
   Columbia Acorn USA
--------------------------------------------------------------------------------


                                                                   Year Ended December 31,
                                                       2005       2004       2003     2002      2001
                                                     Class B    Class B    Class B   Class B   Class B
                                                     -------    -------    -------   -------   -------
Net asset value --
Beginning of period ($)                                24.14      20.36      14.01     17.40     14.87
--------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                              (0.18)     (0.39)     (0.32)    (0.29)    (0.30)
   Net realized and unrealized gain (loss)              3.02       4.31       6.67     (3.10)     2.96
--------------------------------------------------------------------------------------------------------
Total from Investment Operations                        2.84       3.92       6.35     (3.39)     2.66
--------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                             (1.37)     (0.14)        --        --     (0.13)
--------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (1.37)     (0.14)        --        --     (0.13)
--------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                      25.61      24.14      20.36     14.01     17.40
--------------------------------------------------------------------------------------------------------
Total Return (%)(b)                                    11.84(c)   19.26(d)   45.32    (19.48)    17.92
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(d)                                          2.00       2.23       2.30      2.39      2.49
   Net investment loss(d)                              (0.72)     (1.80)     (1.91)    (1.86)    (1.78)
   Waiver/reimbursement                                 0.01       0.02         --        --        --
Portfolio turnover rate (%)                               13         18          7        31        24
Net assets at end of period (000's) ($)               73,168     72,643     66,175    37,478    27,722

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights


--------------------------------------------------------------------------------
   Columbia Acorn USA
--------------------------------------------------------------------------------


                                                                    Year Ended December 31,
                                                       2005       2004       2003      2002      2001
                                                     Class C    Class C    Class C   Class C   Class C
                                                     -------    -------    -------   -------   -------
Net asset value --
Beginning of Period ($)                                24.14      20.36      14.01     17.40     14.87
--------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                              (0.20)     (0.39)     (0.32)    (0.29)    (0.30)
   Net realized and unrealized gain (loss)              3.02       4.31       6.67     (3.10)     2.96
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                     2.82       3.92       6.35     (3.39)     2.66
--------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                             (1.37)     (0.14)        --        --     (0.13)
--------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (1.37)     (0.14)        --        --     (0.13)
--------------------------------------------------------------------------------------------------------
Net asset value --
End of Period ($)                                      25.59      24.14      20.36     14.01     17.40
--------------------------------------------------------------------------------------------------------
Total return (%)(b)                                    11.76(c)   19.26(c)   45.32    (19.48)    17.92
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(d)                                          2.10       2.23       2.30      2.39      2.49
   Net investment loss(d)                              (0.81)     (1.80)     (1.91)    (1.86)    (1.78)
   Waiver/reimbursement                                 0.01       0.02         --        --        --
Portfolio turnover rate (%)                               13         18          7        31        24
Net assets at end of period (000's) ($)               42,844     39,643     35,662    18,313    13,049

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

   APPENDIX
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the tables, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. As noted previously, the Fund's minimum investment for initial purchases or exchanges is $75,000.

--------------------------------------------------------------------------------
   Columbia Acorn USA -- Class A Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge     Initial Hypothetical Investment Amount         Assumed Rate of Return
        5.75%                            $10,000.00                                5%

                                                                        Hypothetical
         Cumulative                              Cumulative               Year-End         Annual
        Return Before        Annual Expense     Return After             Balance After     Fees &
Year   Fees & Expenses           Ratio        Fees & Expenses          Fees & Expenses   Expenses (1)
----   ---------------       --------------   ---------------          ---------------   ------------
1           5.00%                1.29%            -2.25%(2)              $ 9,774.67        $  698.84
2          10.25%                1.29%             1.37%                 $10,137.31        $  128.43
3          15.76%                1.29%             5.13%                 $10,513.40        $  133.20
4          21.55%                1.29%             9.03%                 $10,903.45        $  138.14
5          27.63%                1.29%            13.08%                 $11,307.97        $  143.26
6          34.01%                1.29%            17.27%                 $11,727.49        $  148.58
7          40.71%                1.29%            21.63%                 $12,162.58        $  154.09
8          47.75%                1.29%            26.14%                 $12,613.81        $  159.81
9          55.13%                1.29%            30.82%                 $13,081.79        $  165.74
10         62.89%                1.29%            35.67%                 $13,567.12        $  171.89

Total Gain After Fees and Expenses                                       $ 3,567.12

Total Annual Fees and Expenses                                                             $2,041.97

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)   Reflects deduction of the maximum initial sales charge.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn USA -- Class B Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge     Initial Hypothetical Investment Amount             Assumed Rate of Return
        0.00%                            $10,000.00                                    5%

                                                                           Hypothetical
         Cumulative                               Cumulative                 Year-End         Annual
        Return Before         Annual Expense     Return After               Balance After     Fees &
Year   Fees & Expenses            Ratio        Fees & Expenses            Fees & Expenses   Expenses (1)
----   ---------------        --------------   ---------------            ---------------   ------------
1           5.00%                 1.99%             3.01%                   $10,301.00        $  201.99
2          10.25%                 1.99%             6.11%                   $10,611.06        $  208.07
3          15.76%                 1.99%             9.30%                   $10,930.45        $  214.34
4          21.55%                 1.99%            12.59%                   $11,259.46        $  220.79
5          27.63%                 1.99%            15.98%                   $11,598.37        $  227.44
6          34.01%                 1.99%            19.47%                   $11,947.48        $  234.28
7          40.71%                 1.99%            23.07%                   $12,307.10        $  241.33
8          47.75%                 1.99%            26.78%                   $12,677.54        $  248.60
9          55.13%                 1.29%            31.48%                   $13,147.88        $  166.57
10         62.89%                 1.29%            36.36%                   $13,635.67        $  172.75

Total Gain After Fees and Expenses                                          $ 3,635.67

Total Annual Fees and Expenses                                                                $2,136.17

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn USA -- Class C Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge     Initial Hypothetical Investment Amount         Assumed Rate of Return
        0.00%                           $10,000.00                                 5%

                                                                        Hypothetical
         Cumulative                               Cumulative              Year-End         Annual
        Return Before         Annual Expense     Return After            Balance After     Fees &
Year   Fees & Expenses            Ratio        Fees & Expenses         Fees & Expenses   Expenses (1)
----   ---------------        --------------   ---------------         ---------------   ------------
1           5.00%                 2.08%              2.92%               $10,292.00       $  211.04
2          10.25%                 2.08%              5.93%               $10,592.53       $  217.20
3          15.76%                 2.08%              9.02%               $10,901.83       $  223.54
4          21.55%                 2.08%             12.20%               $11,220.16       $  230.07
5          27.63%                 2.08%             15.48%               $11,547.79       $  236.79
6          34.01%                 2.08%             18.85%               $11,884.99       $  243.70
7          40.71%                 2.08%             22.32%               $12,232.03       $  250.82
8          47.75%                 2.08%             25.89%               $12,589.20       $  258.14
9          55.13%                 2.08%             29.57%               $12,956.81       $  265.68
10         62.89%                 2.08%             33.35%               $13,335.15       $  273.44

Total Gain After Fees and Expenses                                       $ 3,335.15

Total Annual Fees and Expenses                                                            $2,410.41

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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                                                                              31

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.


One Financial Center
Boston, MA 02111-2621
1-800-426-3750

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn USA


--------------------------------------------------------------------------------

[COLUMBIAFUNDS(R) LOGO]  ColumbiaFunds

                         A Member of Columbia Managament

                         (C)2006 Columbia Managament Distributors, Inc. One Financial Center, Boston, MA 02111-2621
                         800.426.3750 www.columbiafunds.com


                                                              INT-36/109688-0306

COLUMBIA ACORN INTERNATIONAL SELECT Prospectus, May 1, 2006
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND ..................................................................    2
--------------------------------------------------------------------------------
Investment Goal ...........................................................    2
Principal Investment Strategies ...........................................    2
Principal Investment Risks ................................................    2
Performance History .......................................................    4
Your Expenses .............................................................    5
YOUR ACCOUNT ..............................................................    7
--------------------------------------------------------------------------------
How to Buy Shares .........................................................    7
Eligible Investors ........................................................    8
Sales Charges (Commissions) ...............................................   10
How to Exchange Shares ....................................................   10
How to Sell Shares ........................................................   11
Fund Policy on Trading of Fund Shares and Redemption Fees .................   12
Financial Intermediary Payments ...........................................   14
Other Information About Your Account ......................................   15
BOARD OF TRUSTEES .........................................................   17
--------------------------------------------------------------------------------

MANAGING THE FUND .........................................................   17
--------------------------------------------------------------------------------
Investment Adviser ........................................................   17
Portfolio Manager .........................................................   18
Legal Proceedings .........................................................   18

OTHER INVESTMENT STRATEGIES AND RISKS .....................................   19
--------------------------------------------------------------------------------
The Information Edge ......................................................   19
Long-Term Investing .......................................................   20
Derivative Strategies .....................................................   20
Temporary Defensive Strategies ............................................   20

FINANCIAL HIGHLIGHTS ......................................................   21
--------------------------------------------------------------------------------

APPENDIX ..................................................................   22
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                     ---------------------------
                                                     Not FDIC  May Lose Value
                                                               -----------------
                                                     Insured   No Bank Guarantee
                                                     ---------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Acorn International Select (the "Fund") seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Columbia Acorn International Select generally invests in the stocks of companies based in developed markets (for example, Japan, Canada and the United Kingdom) outside the United States. The Fund invests in at least three countries. The Fund is a diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $2 to $25 billion at the time of initial purchase. Although the Fund primarily invests in small- and medium sized companies, at times the Fund may invest in larger-sized companies.


The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.

Columbia Acorn International Select typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Columbia Acorn International Select is an international fund and, under normal circumstances, invests at least 65% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the United States.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND


SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


MARKET TIMERS. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in EMERGING MARKETS are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


SMALLER COMPANIES, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.


            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one year, five years and life of the share class. They include the effects of Fund expenses.

            The Fund's returns are compared to the S&P/Citigroup World ex-U.S. Cap Range $2-10 Billion Index (S&P/Citigroup Cap Range $2-10B). The S&P/Citigroup Cap Range $2-10B is Citigroup's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                                 81.60%    -13.35%   -29.05%   -14.89%   41.79%    24.14%   15.98%
---------------------------------------------------------------------------------------------------
  1996      1997       1998      1999       2000      2001      2002      2003     2004      2005

(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions.


                                        For the periods shown in  bar chart:
                                        Best quarter: 4th quarter 1999, +46.65%
                                        Worst quarter: 3rd quarter 2001, -22.80%

THE FUND


After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------


                                                                                             LIFE OF THE
SHARE CLASS                                                            1 YEAR     5 YEARS    SHARE CLASS (1)(2)

   Class Z (%)
     Return Before Taxes                                               15.98        4.27        11.25
     Return After Taxes on Distributions                               15.83        4.25        11.18
     Return After Taxes on Distributions and Sale of Fund Shares       10.81        3.72         9.95
---------------------------------------------------------------------------------------------------------------
INDEX

   S&P/Citigroup Cap Range $2-10B (%)                                  20.35       11.60        10.83(3)


(1) The Fund's performance during 1999 was achieved in a period of unusual market conditions.

(2)   The inception date for Class Z shares is November 23, 1998.

(3)   Performance information is from November 23, 1998.


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES


            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

THE FUND


--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (COMMISSIONS PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                         None
-------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the lesser of purchase price or redemption price)       None
-------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                             2.00 (2)(3)
-------------------------------------------------------------------------------------------


(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) Charged only when selling or exchanging shares you have owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares and Redemption Fees."

(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(1) (%)                                                          0.94
-------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                       None
-------------------------------------------------------------------------------------------
Other expenses(2) (%)                                                           0.55
-------------------------------------------------------------------------------------------
Total annual fund operating expenses(2)(3) (%)                                  1.49


(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses would be 1.45%, taking into consideration the adviser fee reimbursement discussed in footnote 3, below. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class Z. This arrangement may be modified or terminated by the adviser on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class Z shares would be 1.45%, taking into consideration the waiver discussed in footnote 2, above.

            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            o   $10,000 initial investment

            o   5% total return for each year

            o   Fund operating expenses remain the same

            o   Reinvestment of all dividends and distributions


--------------------------------------------------------------------------------
EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


      1 YEAR          3 YEARS             5 YEARS                10 YEARS

       $152            $471                $813                   $1,779

See the Appendix for additional hypothetical investment and expense information.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


If you are an eligible investor (described on page 8), when the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------



METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account and buy Fund shares on your
financial advisor     behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
----------------------------------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made payable to the Fund to
(new account)         Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
----------------------------------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional investment stub included in
(existing account)    your account statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund and mailed to Columbia Management
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
----------------------------------------------------------------------------------------------------------------
By exchange           You may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class A shares of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
----------------------------------------------------------------------------------------------------------------
By wire               You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.
----------------------------------------------------------------------------------------------------------------
By electronic         You may purchase shares of the Fund by electronically transferring money from your bank
funds transfer        account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
----------------------------------------------------------------------------------------------------------------
Automatic             You may make monthly or quarterly investments ($50 minimum) automatically from your bank
investment plan       account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
----------------------------------------------------------------------------------------------------------------
Automated dollar      You may purchase shares of the Fund for your account by exchanging $100 or more each
cost averaging        month from another fund for shares of the same class of the Fund at no additional cost.
                      Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by another fund into the same class
diversification       of shares of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.


YOUR ACCOUNT


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:


Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in the Fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


      o Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

      o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;

      o Any investor purchasing through a Columbia Management Group, LLC state tuition plan organized under Section 529 of the Internal Revenue Code; or


      o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

YOUR ACCOUNT

$1,000 MINIMUM INITIAL INVESTMENT (BY PURCHASE, EXCHANGE OR TRANSFER)

      o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

      o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

      o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

      o Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

      o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an ACCREDITED INVESTOR, as defined under the Securities Act of 1933; or

      o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

YOUR ACCOUNT

SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------


Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- CLASS Z.

            The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each other share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


If you purchase Class Z shares of the Fund through certain intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


Generally, you may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by CMD at net asset value at no additional charge. However, if you exchange shares of Columbia Acorn International Select that you have owned 60 days or less for shares of a fund distributed by CMD that does not have a redemption fee (including Columbia Acorn Fund, Columbia Acorn USA, Columbia Acorn Select and Columbia Thermostat Fund), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Columbia Acorn International and Columbia Acorn International Select (or a fund distributed by CMD that has a redemption fee) will not be subject to the 2% redemption fee. You also may exchange your Class Z shares of any Fund for Class Z shares, or, if there are no Class Z shares, Class A shares of certain other funds distributed by CMD at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the adviser in its discretion determines that your exchange activity may adversely impact its ability to manage the Funds. See "Fund Policy on Trading of Fund Shares and Redemption Fees" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------



METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell order. To receive the current trading
financial             day's price, your financial advisor advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
---------------------------------------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund distributed by Columbia
                      Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
---------------------------------------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
---------------------------------------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                      $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Columbia ManagementServices, Inc., P.O. Box 8081,
                      Boston, MA 02266-8081.
---------------------------------------------------------------------------------------------------------------------
By wire               You may sell shares of the Fund and request that the proceeds be wired to your bank.
                      You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or percentage of your account on a
withdrawal plan       monthly, quarterly or semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------------------------------------
By electronic         You may sell shares of the Fund and request that the proceeds be electronically transferred
funds transfer        to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES AND REDEMPTION FEES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

YOUR ACCOUNT

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

      o shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

      o shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

      o shares sold by certain investment funds, including those that Columbia Management Advisors or its affiliates may manage (automatic)

      o shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

      o shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary is unable for administrative reasons to assess the redemption fee to underlying shareholders

      o shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

      o     shares that were purchased by reinvested dividends (automatic)

      o     the following retirement plan distributions:

YOUR ACCOUNT


      o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

      o distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2

The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

FINANCIAL INTERMEDIARY PAYMENTS
--------------------------------------------------------------------------------


The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

YOUR ACCOUNT



Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The Fund's Class Z share price is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting WWW.COLUMBIAFUNDS.COM.

YOUR ACCOUNT

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends         Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains     Represents net long-term capital gains on sales of
                  securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third-party address

o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

BOARD OF TRUSTEES
--------------------------------------------------------------------------------


The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

MANAGING THE FUND


CWAM was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.94% of the Fund's average daily net assets. CWAM also received an administrative fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

CWAM uses a team to assist the portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.

CHRISTOPHER J. OLSON

LEAD PORTFOLIO MANAGER

Mr. Olson is a vice president of Columbia Acorn International Select and has managed the Fund since September 2001. He has been a member of the international analytical team at CWAM since January 2001. Mr. Olson also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and the lead portfolio manager of Wanger International Select, two international mutual funds underlying variable insurance products. Prior to joining CWAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. The Statement of Additional Information provides additional information about Mr. Olson's compensation, other accounts he manages and his ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

MANAGING THE FUND

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------


The Fund generally invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological

OTHER INVESTMENTS STRATEGIES AND RISKS


trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.


GROWTH POTENTIAL                  FINANCIAL STRENGTH                          FUNDAMENTAL VALUE
---------------------------------------------------------------------------------------------------------------------
o superior technology             o low debt                                  o reasonable stock price relative to
                                                                                growth potential and financial
o innovative marketing            o adequate working capital                    strength

o managerial skill                o conservative accounting practices         o valuable assets

o market niche                    o adequate profit margin

o good earnings prospects

o strong demand for product

THE REALIZATION OF THIS GROWTH    A STRONG BALANCE SHEET GIVES MANAGEMENT     ONCE CWAM UNCOVERS AN
POTENTIAL WOULD LIKELY PRODUCE    GREATER FLEXIBILITY TO PURSUE STRATEGIC     ATTRACTIVE COMPANY, IT IDENTIFIES A
SUPERIOR PERFORMANCE THAT IS      OBJECTIVES AND IS IMPORTANT TO              PRICE THAT IT BELIEVES WOULD ALSO MAKE
SUSTAINABLE OVER TIME.            MAINTAINING A COMPETITIVE ADVANTAGE.        THE STOCK A GOOD VALUE.
---------------------------------------------------------------------------------------------------------------------


LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.


In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------


At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Class Z share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
COLUMBIA ACORN INTERNATIONAL SELECT
--------------------------------------------------------------------------------


                                                                       YEAR ENDED DECEMBER 31,
                                                       2005           2004           2003          2002          2001
                                                      Class Z        Class Z        Class Z       Class Z       Class Z

NET ASSET VALUE --
BEGINNING OF PERIOD ($)                               18.02          14.58          10.29         12.09         17.15
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($)
   Net investment income (loss)(a)                     0.13           0.04           0.06          0.03         (0.05)
   Net realized and unrealized gain (loss)             2.70           3.47           4.24         (1.83)        (4.92)
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       2.83           3.51           4.30         (1.80)        (4.97)
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
   From net investment income                         (0.28)         (0.07)         (0.01)           --         (0.01)
   From net realized gains                               --             --             --            --         (0.08)
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders          (0.28)         (0.07)         (0.01)           --         (0.09)
------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES
Redemption fees added to paid in capital                 -- (a)(b)      -- (a)(b)      --            --            --
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                     20.57          18.02          14.58         10.29         12.09
------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                15.98          24.14          41.79        (14.89)       (29.05)
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(%):

   Expenses(e)                                         1.45           1.45           1.45          1.45          1.45

   Net investment income (loss)(e)                     0.72           0.27           0.56          0.26         (0.32)

   Waiver/reimbursement                                0.04           0.29           0.42          0.33          0.01

Portfolio turnover rate (%)                              39             73             69           102            82

Net assets at end of period (in millions) ($)            74             46             34            26            37



(a) Per share data was calculated using average shares outstanding during the period.

(b)   Rounds to less than $0.01 per share.

(c)   Total return at net asset value assuming all distributions reinvested.


(d) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.


(e)   The benefits derived from custody fees paid indirectly had no impact.

APPENDIX
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The table also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the table, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
COLUMBIA ACORN INTERNATIONAL SELECT -- CLASS Z SHARES
--------------------------------------------------------------------------------


         MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT           ASSUMED RATE OF RETURN
                 0.00%                                 $10,000.00                                   5%

                                                                                       HYPOTHETICAL
                  CUMULATIVE                                   CUMULATIVE                YEAR-END             ANNUAL
                 RETURN BEFORE           ANNUAL EXPENSE       RETURN AFTER            BALANCE AFTER           FEES &
       YEAR     FEES & EXPENSES              RATIO           FEES & EXPENSES         FEES & EXPENSES       EXPENSES (1)
    ---------  -----------------   ---------------------  --------------------    ----------------------  --------------
       1             5.00%                   1.49%                3.51%                  $10,351.00          $151.61
       2            10.25%                   1.49%                7.14%                  $10,714.32          $156.94
       3            15.76%                   1.49%               10.90%                  $11,090.39          $162.45
       4            21.55%                   1.49%               14.80%                  $11,479.67          $168.15
       5            27.63%                   1.49%               18.83%                  $11,882.60          $174.05
       6            34.01%                   1.49%               23.00%                  $12,299.68          $180.16
       7            40.71%                   1.49%               27.31%                  $12,731.40          $186.48
       8            47.75%                   1.49%               31.78%                  $13,178.27          $193.03
       9            55.13%                   1.49%               36.41%                  $13,640.83          $199.80
       10           62.89%                   1.49%               41.20%                  $14,119.62          $206.82

TOTAL GAIN AFTER FEES AND EXPENSES                                                       $ 4,119.62
TOTAL ANNUAL FEES AND EXPENSES                                                                             $1,779.48


(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.COLUMBIAFUNDS.COM


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn International Select


--------------------------------------------------------------------------------

[LOGO] COLUMBIAFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT

       (C) 2006 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
       800.426.3750 WWW.COLUMBIAFUNDS.COM


                                                              INT-36/109495-0306

   Columbia Acorn International Select  Prospectus, May 1, 2006
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ..........................................................     2
Principal Investment Strategies ..........................................     2
Principal Investment Risks ...............................................     2
Performance History ......................................................     4
Commissions and Other Expenses ...........................................     5

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------
Choosing a Share Class ...................................................     7
How to Buy Shares ........................................................     7
Investment Minimums ......................................................     8
Sales Charges (Commissions) ..............................................     9
How to Exchange Shares ...................................................    14
How to Sell Shares .......................................................    14
Fund Policy on Trading of Fund Shares ....................................    15
Other Information About Your Account .....................................    18

BOARD OF TRUSTEES                                                             20
--------------------------------------------------------------------------------
MANAGING THE FUND                                                             21
--------------------------------------------------------------------------------
Investment Adviser .......................................................    21
Portfolio Manager ........................................................    21
Legal Proceedings ........................................................    22

OTHER INVESTMENT STRATEGIES AND RISKS                                         23
--------------------------------------------------------------------------------
The Information Edge .....................................................    23
Long-Term Investing ......................................................    23
Derivative Strategies ....................................................    24
Temporary Defensive Strategies ...........................................    24

FINANCIAL HIGHLIGHTS                                                          25
--------------------------------------------------------------------------------
APPENDIX                                                                      28
--------------------------------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                     ---------------------------
                                                     Not FDIC   May Lose Value
                                                               -----------------
                                                     Insured   No Bank Guarantee
                                                     ---------------------------

   The Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Acorn International Select (the "Fund") seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Columbia Acorn International Select invests generally in the stocks of companies based in developed markets (for example, Japan, Canada and the United Kingdom) outside the United States. The Fund invests in at least three countries. The Fund is a diversified fund that takes advantage of its adviser's research and stockpicking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $2 billion to $25 billion, at the time of initial purchase. Although the Fund primarily invests in small- and medium-sized companies, at times the Fund may invest in larger-size companies.


The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.

Columbia Acorn International Select typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.


Columbia Acorn International Select is an international fund and, under normal circumstances, invests at least 65% of its net assets in the stocks of foreign companies based in developed markets outside the United States.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the adviser's other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

The Fund


Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Market timers. Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


Smaller companies, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE


Calendar Year Total Returns show the Fund's Class A share performance for each completed calendar year since the Class commenced operations. They include the effects of Fund expenses, but not the effects of sales charges paid directly by the shareholder. If sales charges were included, these returns would be lower.

Average Annual Total Returns are a measure of the Fund's average performance over the past one year, five years and the life of the share class. The table shows returns of each share class and includes the effects of both fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares -- see the section "Your Account -- Sales Charges (Commissions)."

The Fund's returns are compared to the S&P/Citigroup World ex-U.S. Cap Range $2-10 Billion Index (S&P/Citigroup Cap Range 2-10B). The S&P/Citigroup Cap Range $2-10B is Citigroup's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              1996            --
                              1997            --
                              1998            --
                              1999            --
                              2000            --
                              2001        -29.17%
                              2002        -15.16%
                              2003         41.11%
                              2004         23.76%
                              2005         15.60%


                                        For the periods shown in bar chart:
                                        Best quarter: 2nd quarter 2003, +19.55%
                                        Worst quarter: 3rd quarter 2001, -22.88%

The Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
   Average Annual Total Returns -- for periods ended December 31, 2005(1)
--------------------------------------------------------------------------------

                                                                                                   Life of the
Share Class                                                               1 Year       5 Years    Share Class(2)
   Class A (%)
     Return Before Taxes                                                   8.95          2.72          1.97
     Return After Taxes on Distributions                                   8.86          2.72          1.97
     Return After Taxes on Distributions and Sale of Fund Shares           6.17          2.38          1.73
----------------------------------------------------------------------------------------------------------------
   Class B (%)
     Return Before Taxes                                                   9.97          2.88          2.27
     Return After Taxes on Distributions                                   9.97          2.91          2.30
     Return After Taxes on Distributions and Sale of Fund Shares           6.77          2.53          2.00
----------------------------------------------------------------------------------------------------------------
   Class C (%)
     Return Before Taxes                                                  13.77          3.21          2.43
     Return After Taxes on Distributions                                  13.78          3.24          2.46
     Return After Taxes on Distributions and Sale of Fund Shares           9.22          2.81          2.14
----------------------------------------------------------------------------------------------------------------

Index

   S&P/Citigroup Cap Range $2-10B (%)                                     20.35         11.60         11.78(3)

(1) Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Investment Adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) The inception date for Class A, Class B and Class C shares is October 16, 2000.

(3)   Performance information is from October 16, 2000.

COMMISSIONS AND OTHER EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the commissions and other expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES

Sales Charges (Commissions) are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor, who compensates your financial advisor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.
--------------------------------------------------------------------------------

The Fund


--------------------------------------------------------------------------------
   Shareholder Fees(1) (commissions paid directly from your investment)
--------------------------------------------------------------------------------

                                                                          Class A          Class B        Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                     5.75             None          None
-----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)       1.00(2)          5.00          1.00
-----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                         None(3),(4)      None(3),(4)   None(3),(4)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.


(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

(4) A redemption fee of 2.00% may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.


--------------------------------------------------------------------------------
   Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                        Class A         Class B        Class C
Management fees(1) (%)                                    0.94            0.94          0.94
----------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                 0.25            0.85          1.00
----------------------------------------------------------------------------------------------
Other expenses(2) (%)                                     0.61            0.79          0.67
----------------------------------------------------------------------------------------------
Total annual fund operating expenses(2)(3) (%)            1.80            2.58          2.61

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.70%, 2.30% and 2.45%, respectively, taking into consideration the adviser fee reimbursement discussed in footnote 3, below. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class A, Class B and Class C, respectively. This arrangement may be modified or terminated by the Fund's adviser on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.70%, 2.30% and 2.45%, respectively, taking into consideration the waiver discussed in footnote 2, above.

--------------------------------------------------------------------------------
Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o     $10,000 initial investment

o     5% total return for each year

o     Fund operating expenses remain the same

o     Reinvestment of all dividends and distributions

o     Class B shares convert to Class A shares after eight years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Example Expenses for a $10,000 investment (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


Class                                               1 Year       3 Years       5 Years       10 Years
Class A:                                             $747        $ 1,109        $1,494        $2,569
-----------------------------------------------------------------------------------------------------
Class B:    did not sell your shares                 $261        $   802        $1,370        $2,725

            sold all your shares at
            the end of the period                    $761        $ 1,102        $1,570        $2,725
-----------------------------------------------------------------------------------------------------
Class C:    did not sell your shares                 $264        $   811        $1,385        $2,944

            sold all your shares at
            the end of the period                    $364        $   811        $1,385        $2,944

See the Appendix for additional hypothetical investment and expense information.

   Your Account
--------------------------------------------------------------------------------


CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

The Fund offers multiple classes of shares. This prospectus offers shares of three classes - Class A, Class B and Class C. Each of those share classes has its own commission and expense structure that affects the investment return of that class. Determining which share class is best for you depends on various factors, including the amount you are investing, how long you expect to hold your investment and your personal situation.

You should consult with your financial advisor before deciding which share class is most appropriate for you. The following considerations should be part of your assessment:

      o You will pay a commission if you buy Class A, B or C shares, either at the time of investment or redemption, or through ongoing distribution commission payments ("Rule 12b-1 fees") made from your investment over time, or both.

      o Class A shares require an up-front commission payment, but pay lower ongoing Rule 12b-1 fees than Class B and Class C shares. Class B and Class C shares have no up-front commission paid by the shareholder but pay higher ongoing commissions (Rule 12b-1 fees), and a deferred commission is imposed on a redemption of Class B shares within six years after purchase. The differential between classes will vary depending on the actual investment return for any given period.

      o Class A shares are generally more advantageous to an investor who intends to hold the shares for several years and invests an amount large enough to qualify for a reduced rate of initial sales commission, taking into account the commissions you may pay when redeeming shares of other classes. Class A shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.25% of the average value of the shares.

      o Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.85% of the average value of the shares and automatically convert to Class A shares after eight years. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission.

      o Class C shares are generally more advantageous to an investor who intends to hold shares for only a few years. Class C shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 1.00% of the average value of the shares.

      o If you invest $1 million or more you can purchase Class A shares but not Class C shares.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other eligible investors. Class Z shares are offered by a separate prospectus.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Your Account

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares is $1,000. The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. There is no minimum investment for wrap accounts. The Fund reserves the right to change these investment minimums.


The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

Please see the Statement of Additional Information for more details on investment minimums.

--------------------------------------------------------------------------------
   Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------


Method                           Instructions

Through your                     Your financial advisor can help you establish
financial advisor                your account and buy Fund shares on your
                                 behalf. To receive the current trading day's
                                 price, your financial advisor must receive your
                                 request prior to the close of regular trading
                                 on the New York Stock Exchange (NYSE), usually
                                 4:00 p.m. Eastern time. Your financial advisor
                                 may charge you fees for executing the purchase
                                 for you.
--------------------------------------------------------------------------------
By check                         For new accounts, send a completed application
(new account)                    and check made payable to the Fund to the
                                 transfer agent, Columbia Management Services,
                                 Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check                         For existing accounts, fill out and return the
(existing account)               additional investment stub included in your
                                 account statement, or send a letter of
                                 instruction including your Fund name and
                                 account number with a check made payable to the
                                 Fund and mailed to Columbia Management
                                 Services, Inc., P.O. Box 8081, Boston, MA
                                 02266-8081.
--------------------------------------------------------------------------------
By exchange                      You or your financial advisor may acquire
                                 shares of the Fund for your account by
                                 exchanging shares you own in a different fund
                                 distributed by Columbia Management
                                 Distributors, Inc. for shares of the same class
                                 (and, in some cases, certain other classes) of
                                 the Fund at no additional cost. There may be an
                                 additional sales charge if exchanging from a
                                 money market fund. An exchange to another fund
                                 may incur a sales charge if the original
                                 purchase was not assessed a sales charge. To
                                 exchange by telephone, call 1-800-422-3737.
                                 Please see "How to Exchange Shares" for more
                                 information.
--------------------------------------------------------------------------------
By wire                          You may purchase shares of the Fund by wiring
                                 money from your bank account to your Fund
                                 account. To wire funds to your Fund account,
                                 call 1-800-422-3737 for wiring instructions.
--------------------------------------------------------------------------------
By electronic                    You may purchase shares of the Fund by
funds transfer                   electronically transferring money from your
                                 bank account to your Fund account by calling
                                 1-800-422-3737. An electronic funds transfer
                                 may take up to two business days to settle and
                                 be considered in "good form." You must set up
                                 this feature prior to your telephone request.
                                 Be sure to complete the appropriate section of
                                 the application.
--------------------------------------------------------------------------------
Automatic                        You may make monthly or quarterly investments
investment plan                  ($50 minimum) automatically from your bank
                                 account to your Fund account. You may select a
                                 pre-authorized amount to be sent via electronic
                                 funds transfer. Be sure to complete the
                                 appropriate section of the application for this
                                 feature.
--------------------------------------------------------------------------------
Automated dollar cost            You may purchase shares of the Fund for your
averaging                        account by exchanging $100 or more each month
                                 from another fund for shares of the same class
                                 of the Fund at no additional cost. Exchanges
                                 will continue so long as your fund balance is
                                 sufficient to complete the transfers. You may
                                 terminate your program or change the amount of
                                 the exchange (subject to the $100 minimum) by
                                 calling 1-800-345-6611. There may be an
                                 additional sales charge if exchanging from a
                                 money market fund. Be sure to complete the
                                 appropriate section of the account application
                                 for this feature.
--------------------------------------------------------------------------------
By dividend diversification      You may automatically invest dividends
                                 distributed by another fund into the same class of shares (and, in some cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call
                                 1-800-345-6611.

Your Account


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that permits it to pay its distributor ongoing sales and marketing fees (commissions) to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor, and your financial advisor may receive all or a portion of those fees attributable to your shares. The annual fee, as a percentage of the value of the shares, is normally 0.25% for Class A, 0.85% for Class B and 1.00% for Class C shares. These fees are paid out of the assets of these classes. Over time, these fees reduce the return on your investment. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the Rule 12b-1 fee thereafter.

Financial Intermediary Payments The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their

Your Account


affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


Class A shares Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
   Class A Sales Charges
--------------------------------------------------------------------------------

                                                                                            % of offering
                                                             Sales Charge as % of:             price
                                                                                  net        retained by
                                                          offering              amount        financial
Amount of purchase                                          price              invested        advisor
Less than $50,000                                           5.75                 6.10            5.00
---------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                               4.50                 4.71            3.75
---------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                              3.50                 3.63            2.75
---------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                              2.50                 2.56            2.00
---------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                            2.00                 2.04            1.75
---------------------------------------------------------------------------------------------------------
$1,000,000 or more                                          0.00                 0.00            0.00

In addition to the initial sales charge paid to your financial advisor and distributor, a 0.25% annual commission is paid to your financial advisor over the life of your investment out of your Fund assets as a 12b-1 fee.

The Fund's distributor may also pay additional compensation to financial advisors as an incentive for promoting the sale of shares of funds that it distributes.


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

Your Account


For Class A share purchases of $1 million or more by certain group retirement plans, financial advisors receive a cumulative commission from the distributor as follows:


--------------------------------------------------------------------------------
   Purchases Over $1 Million
--------------------------------------------------------------------------------


Amount purchased                                                   Commission %

Less than $3 million                                                   1.00
--------------------------------------------------------------------------------
$3 million to less than $50 million                                    0.50
--------------------------------------------------------------------------------
$50 million or more                                                    0.25

For certain group retirement plans, financial advisors will receive a 1.00% commission from the distributor on all purchases less than $3 million.

--------------------------------------------------------------------------------
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (COMMISSIONS)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
--------------------------------------------------------------------------------

Reduced Sales Charges (Commissions) for Larger Investments.


A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Your Account

B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      o     Individual accounts

      o     Joint accounts

      o     Certain IRA accounts

      o     Certain trusts

      o     UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


C.    How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.


D.    How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into other Columbia funds, as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.

Your Account


Class B shares Your purchases of Class B shares are at Class B's net asset value. Purchases in Class B shares may not result in the account holding $50,000 or more of Class B shares (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares). In the event that an existing Class B shareholder seeks to add funds to such an account in excess of $49,999, the amount in excess may be invested in Class A shares without the imposition of the minimum investment requirement for Class A shares. Such purchases of Class A shares will be subject to the applicable sales load imposed on such purchases. See "Class A Sales Charges" on page 10.

Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold within six years of purchase. The CDSC declines over the six years and disappears in the seventh year. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below. In addition, Class B shares bear ongoing service and distribution fees that are higher than those borne by Class A shares.

Purchases of less than $50,000:


--------------------------------------------------------------------------------
   Class B Sales Charges
--------------------------------------------------------------------------------


                                                              % deducted when
Holding period after purchase                                 shares are sold(1)

Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Up-front commission to financial advisors is 4.00% and is paid by the distributor. In addition, from the annual fee of 0.85% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.60% of the value of the shares for each of the first eight years, or an aggregate 4.80% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.

The conversion of Class B shares to Class A shares occurs automatically eight years after purchase.

Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on your purchases of Class C shares, for which the distributor is repaid from the ongoing annual fee of 1.00% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, which is higher than the Rule 12b-1 fees borne by Class A and Class B shares.


--------------------------------------------------------------------------------
   Class C Sales Charges
--------------------------------------------------------------------------------


                                                               % deducted when
Holding period after purchase                                 shares are sold(1)

Through one year                                                    1.00
--------------------------------------------------------------------------------
Longer than one year                                                0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Your Account

A 1.00% annual commission is paid to your financial advisor and the distributor over the life of your investment out of your Fund assets.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Management Distributors, Inc. (see the Statement of Additional Information for a description of these situations.) Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

Exchanges of Class B shares for Class B shares of another fund distributed by Columbia Management Distributors, Inc. in amounts of $50,000 or more are still permitted.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Your Account

--------------------------------------------------------------------------------
   Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


Method               Instructions

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor must receive your request prior to the
                     close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares of the Fund
                     by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                     distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares of the Fund
                     by telephone and request that a check be sent to your
                     address of record by calling 1-800-422-3737, unless you
                     have notified the Fund of an address change within the
                     previous 30 days. The dollar limit for telephone sales is
                     $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or, if
                     applicable, stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter.
                     Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                     Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Columbia Management
                     Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares of the Fund and request that the
                     proceeds be wired to your bank. You must set up this
                     feature prior to your request. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                     account balance requirement has been waived for wrap
                     accounts. This feature is not available if you hold your
                     shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
 -------------------------------------------------------------------------------
By electronic        You may sell shares of the Fund and request that the
funds transfer       proceeds be electronically transferred to your bank.
                     Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

Your Account

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For

Your Account

Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

      o shares sold following the death or disability (as defined in the tax code) of the shareholder, including a registered joint owner

      o shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

      o shares sold by certain investment funds, including those that Columbia Management Advisors or its affiliates may manage (automatic)

      o shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

      o shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

      o shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

      o     shares that were purchased by reinvested dividends (automatic)

      o     the following retirement plan distributions:

            o lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)

            o distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the tax code, following attainment of age 59 1/2


The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual account fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
   Types of Distributions
--------------------------------------------------------------------------------

Dividends            Represents interest and dividends earned from securities
                     held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

Your Account

Distribution Options The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
UNDERSTANDING FUND DISTRIBUTIONS

The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Distribution Options
--------------------------------------------------------------------------------

  Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
  Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
  Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
  Receive all distributions in cash (with one of the following options):

      o     send the check to your address of record

      o     send the check to a third-party address

      o     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


Foreign Income Taxes The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim a credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

--------------------------------------------------------------------------------
   Board of Trustees
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

   Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.94% of the Fund's average daily net assets. CWAM also received an administrative services fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
CWAM uses a team to assist the portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.

Chris Olson

Lead portfolio manager

Mr. Olson is a vice president of Columbia Acorn International Select and has managed the Fund since September 2001. He has been a member of the international analytical team at CWAM since January 2001. Mr. Olson also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and the lead portfolio manager of Wanger International Select, two international mutual funds underlying variable insurance products. Prior to joining CWAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. The Statement of Additional Information provides additional information about Mr. Olson's compensation, other accounts he manages and his ownership of securities in the Fund.

Managing the Fund

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

   Other Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------


The Fund generally invests in entrepreneurially managed small- and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.


In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                 Financial Strength                             Fundamental Value
------------------------------   -------------------------------------------    ----------------------------------------
o superior technology            o low debt                                     o reasonable stock price relative to
                                                                                  growth potential and financial
o innovative marketing           o adequate working capital                       strength

o managerial skill               o conservative accounting practices            o valuable assets

o market niche                   o adequate profit margin

o good earnings prospects

o strong demand for product

The realization of this growth   A strong balance sheet gives management        Once CWAM uncovers an attractive
potential would likely produce   greater flexibility to pursue strategic        company, it identifies a price that
superior performance that is     objectives and is important to maintaining     it believes would also make the stock
sustainable over time.           a competitive advantage.                       a good value.
------------------------------   -------------------------------------------    ----------------------------------------

LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

Other Investment Strategies and Risks

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

   Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years for its Class A, Class B and Class C shares fiscal, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
   Columbia Acorn International Select
--------------------------------------------------------------------------------


                                                                                               Year ended December 31,
                                                                                  2005      2004        2003       2002      2001
                                                                                 Class A   Class A     Class A   Class A   Class A
                                                                                 -------   -------     -------   -------   --------
Net asset value --
Beginning of period ($)                                                            17.85     14.45       10.24     12.07     17.15
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment income (loss)(a)                                                  0.06     (0.00)(b)    0.03     (0.01)    (0.09)
   Net realized and unrealized gain (loss)                                          2.69      3.43        4.18     (1.82)    (4.90)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                    2.75      3.43        4.21     (1.83)    (4.99)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net investment income                                                      (0.24)    (0.03)         --        --     (0.01)
   From net realized gains                                                            --        --          --        --     (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                                       (0.24)    (0.03)         --        --     (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                                                  20.36     17.85       14.45     10.24     12.07
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                                             15.60     23.76       41.11    (15.16)   (29.17)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(e)                                                                      1.70      1.75        1.80      1.80      1.80
   Net investment income (loss)(e)                                                  0.34     (0.03)       0.24     (0.09)    (0.67)
   Waiver/reimbursement                                                             0.10      0.37        0.44      0.33      0.23
   Portfolio turnover rate (%)                                                        39        73          69       102        82
Net assets at end of period (000's)($)                                            10,219     4,357       2,557     2,612     2,861

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Rounds to less than $(0.01) per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(e)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn International Select
--------------------------------------------------------------------------------


                                                                                               Year ended December 31,
                                                                                  2005      2004        2003       2002      2001
                                                                                 Class B   Class B     Class B   Class B   Class B
                                                                                 -------   -------     -------   -------   --------
Net asset value --
Beginning of period ($)                                                            17.36     14.12       10.08     11.96     17.13
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(s)                                                          (0.03)    (0.10)      (0.06)    (0.08)    (0.18)
   Net realized and unrealized gain (loss)                                          2.61      3.34        4.10     (1.80)    (4.90)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                    2.58      3.24        4.04     (1.88)    (5.08)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
   to Shareholders ($):
   From net investment income                                                      (0.14)       --          --        --     (0.01)
   From net realized gains                                                            --        --          --        --     (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                                       (0.14)       --          --        --     (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                                                  19.80     17.36       14.12     10.08     11.96
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)(c)                                                             14.97     22.95       40.08    (15.72)   (29.73)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(d)                                                                      2.30      2.38        2.45      2.45      2.45
   Net investment loss(d)                                                          (0.16)    (0.66)      (0.52)    (0.74)    (1.32)
   Waiver/reimbursement                                                             0.28      0.58        0.44      0.33      0.23
Portfolio turnover rate (%)                                                           39        73          69       102        82
Net assets at end of period (000's) ($)                                            6,594     5,097       3,162     1,835     2,069

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn International Select
--------------------------------------------------------------------------------


                                                                                               Year ended December 31,
                                                                                  2005      2004        2003       2002      2001
                                                                                 Class C   Class C     Class C   Class C   Class C
                                                                                 -------   -------     -------   -------   --------
Net asset value --
Beginning of period ($)                                                            17.38     14.14       10.09     11.97     17.14
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                                                          (0.05)    (0.11)      (0.05)    (0.08)    (0.18)
   Net realized and unrealized gain (loss)                                          2.60      3.35        4.10     (1.80)    (4.90)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                    2.55      3.24        4.05     (1.88)    (5.08)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
   to Shareholders ($):
   From net investment income                                                      (0.13)       --          --        --     (0.01)
   From net realized gains                                                            --        --          --        --     (0.08)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                                       (0.13)       --          --        --     (0.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                                                  19.80     17.38       14.14     10.09     11.97
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)(c)                                                             14.77     22.91       40.14    (15.71)   (29.71)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(d)                                                                      2.45      2.45        2.45      2.45      2.45
   Net investment loss(d)                                                          (0.30)    (0.73)      (0.41)    (0.74)    (1.32)
   Waiver/reimbursement                                                             0.17      0.35        0.44      0.33      0.23
Portfolio turnover rate (%)                                                           39        73          69       102        82
Net assets at end of period (000's) ($)                                            4,083     2,543       3,691     2,915     3,885

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

   APPENDIX
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the tables and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

--------------------------------------------------------------------------------
   Columbia Acorn International Select -- Class A Shares
--------------------------------------------------------------------------------

Maximum Sales Charge     Initial Hypothetical Investment Amount          Assumed Rate of Return
       5.75%                           $10,000.00                                  5%

                                                                      Hypothetical
          Cumulative                        Cumulative                  Year-End          Annual
        Return Before    Annual Expense    Return After               Balance After       Fees &
Year   Fees & Expenses       Ratio        Fees & Expenses            Fees & Expenses   Expenses (1)
----   ---------------   --------------   ---------------            ---------------   ------------
1            5.00%            1.80%          -2.73%(2)                $    9,726.60     $   747.36
2           10.25%            1.80%           0.38%                   $   10,037.85     $   177.88
3           15.76%            1.80%           3.59%                   $   10,359.06     $   183.57
4           21.55%            1.80%           6.91%                   $   10,690.55     $   189.45
5           27.63%            1.80%          10.33%                   $   11,032.65     $   195.51
6           34.01%            1.80%          13.86%                   $   11,385.69     $   201.77
7           40.71%            1.80%          17.50%                   $   11,750.04     $   208.22
8           47.75%            1.80%          21.26%                   $   12,126.04     $   214.88
9           55.13%            1.80%          25.14%                   $   12,514.07     $   221.76
10          62.89%            1.80%          29.15%                   $   12,914.52     $   228.86

Total Gain After Fees and Expenses                                    $    2,914.52
Total Annual Fees and Expenses                                                          $ 2,569.26

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)   Reflects deduction of the maximum initial sales charge.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn International Select -- Class B Shares
--------------------------------------------------------------------------------

Maximum Sales Charge     Initial Hypothetical Investment Amount          Assumed Rate of Return
       0.00%                           $10,000.00                                  5%

                                                                      Hypothetical
          Cumulative                        Cumulative                  Year-End          Annual
        Return Before    Annual Expense    Return After               Balance After       Fees &
Year   Fees & Expenses       Ratio        Fees & Expenses            Fees & Expenses   Expenses (1)
----   ---------------   --------------   ---------------            ---------------   ------------
1            5.00%            2.58%             2.42%                 $   10,242.00     $   261.12
2           10.25%            2.58%             4.90%                 $   10,489.86     $   267.44
3           15.76%            2.58%             7.44%                 $   10,743.71     $   273.91
4           21.55%            2.58%            10.04%                 $   11,003.71     $   280.54
5           27.63%            2.58%            12.70%                 $   11,270.00     $   287.33
6           34.01%            2.58%            15.43%                 $   11,542.73     $   294.28
7           40.71%            2.58%            18.22%                 $   11,822.07     $   301.41
8           47.75%            2.58%            21.08%                 $   12,108.16     $   308.70
9           55.13%            1.80%            24.96%                 $   12,495.62     $   221.43
10          62.89%            1.80%            28.95%                 $   12,895.48     $   228.52

Total Gain After Fees and Expenses                                    $    2,895.48
Total Annual Fees and Expenses                                                          $ 2,724.69

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn International Select -- Class C Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge     Initial Hypothetical Investment Amount         Assumed Rate of Return
       0.00%                            $10,000.00                                  5%

                                                                      Hypothetical
          Cumulative                        Cumulative                  Year-End          Annual
        Return Before    Annual Expense    Return After               Balance After       Fees &
Year   Fees & Expenses       Ratio        Fees & Expenses            Fees & Expenses   Expenses (1)
----   ---------------   --------------   ---------------            ---------------   ------------
 1           5.00%            2.61%             2.39%                 $   10,239.00     $   264.12
 2          10.25%            2.61%             4.84%                 $   10,483.71     $   270.43
 3          15.76%            2.61%             7.34%                 $   10,734.27     $   276.89
 4          21.55%            2.61%             9.91%                 $   10,990.82     $   283.51
 5          27.63%            2.61%            12.54%                 $   11,253.50     $   290.29
 6          34.01%            2.61%            15.22%                 $   11,522.46     $   297.23
 7          40.71%            2.61%            17.98%                 $   11,797.85     $   304.33
 8          47.75%            2.61%            20.80%                 $   12,079.82     $   311.60
 9          55.13%            2.61%            23.69%                 $   12,368.52     $   319.05
 10         62.89%            2.61%            26.64%                 $   12,664.13     $   326.68

Total Gain After Fees and Expenses                                    $    2,664.13
Total Annual Fees and Expenses                                                          $ 2,944.13

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------
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                                                                              31

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The SAI and the Fund's website (www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.


You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn International Select


--------------------------------------------------------------------------------

[COLUMBIAFUNDS(R) LOGO] ColumbiaFunds

                        A Member of Columbia Management

                        (C) 2006 Columbia Management Distributors, Inc. One Financial Center, Boston, MA 02111-2621
                        800.426.3750 www.columbiafunds.com


                                                              INT-36/109589-0306

COLUMBIA ACORN SELECT          Prospectus, May 1, 2006
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Columbia Wanger Asset Management, L.P.

TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ............................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   2
Performance History ........................................................   4
Your Expenses ..............................................................   5

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------
How to Buy Shares ..........................................................   7
Eligible Investors .........................................................   8
Sales Charges (Commissions) ................................................  10
How to Exchange Shares .....................................................  10
How to Sell Shares .........................................................  10
Fund Policy on Trading of Fund Shares ......................................  11
Financial Intermediary Payments ............................................  13
Other Information About Your Account .......................................  14

BOARD OF TRUSTEES                                                             16
--------------------------------------------------------------------------------

MANAGING THE FUND                                                             16
--------------------------------------------------------------------------------
Investment Adviser .........................................................  16
Portfolio Manager ..........................................................  16
Legal Proceedings ..........................................................  17

OTHER INVESTMENT STRATEGIES AND RISKS                                         18
--------------------------------------------------------------------------------
The Information Edge .......................................................  18
Long-Term Investing ........................................................  19
Derivative Strategies ......................................................  19
Temporary Defensive Strategies .............................................  19

FINANCIAL HIGHLIGHTS                                                          20
--------------------------------------------------------------------------------

APPENDIX                                                                      21
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                      --------------------------
                                                      Not FDIC May Lose Value
                                                               -----------------
                                                      Insured  No Bank Guarantee
                                                      --------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Acorn Select (the "Fund") seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Columbia Acorn Select generally invests in the stocks of U.S. companies. The Fund is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-40) with market capitalizations under $20 billion at the time of initial purchase, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts as the largest companies, may offer higher return potential than the stocks of companies with capitalizations above $20 billion. Columbia Acorn Select typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.

Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.


The Fund invests the majority of its assets in U.S. companies, but also may invest up to 25% of its assets, valued at the time of investment, in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and

THE FUND

developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

SMALLER COMPANIES, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.

FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in EMERGING MARKETS are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


As a NON-DIVERSIFIED MUTUAL FUND, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.


            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one year, five years and life of the share class. They include the effects of Fund expenses.

            The Fund's returns are compared to the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index). The S&P MidCap 400 Index is an unmanaged, market value-weighted index of 400 mid cap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                                   [BAR CHART]

                          29.30%  11.68%  8.00%  -7.81%  30.61%  18.58%   11.08%

     1996   1997   1998    1999    2000    2001   2002   2003     2004     2005


                                        For the periods shown in bar chart:
                                        Best quarter: 4th quarter 2001, +17.57%
                                        Worst quarter: 3rd quarter 2001, -11.34%

THE FUND

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------




                                                                                        LIFE OF THE
SHARE CLASS                                                       1 YEAR    5 YEARS   SHARE CLASS (1)
  Class Z (%)
    Return Before Taxes                                            11.08    11.36          14.69
    Return After Taxes on Distributions                            10.58    11.15          14.16
    Return After Taxes on Distributions and Sale of Fund Shares     7.84     9.91          12.84
-----------------------------------------------------------------------------------------------------

INDEX

   S&P MidCap 400 Index (%)                                        12.56     8.60          12.17 (2)


(1)   The inception date for Class Z shares is November 23, 1998.

(2)   Performance information is from November 23, 1998.


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

            UNDERSTANDING EXPENSES


            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (1) (COMMISSIONS PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of offering price)                                     None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

THE FUND

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees (1) (%)                                                     0.82
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (2) (%)                                                      0.19
--------------------------------------------------------------------------------
Total annual fund operating expenses (2)(3) (%)                             1.01

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses would be 0.99%. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class Z. This arrangement may be modified or terminated by the Fund's adviser on 30 days' notice.



            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            o   $10,000 initial investment+

            o   5% total return for each year

            o   Fund operating expenses remain the same

            o   Reinvestment of all dividends and distributions

            + For example only, since the minimum initial investment in the Fund is $50,000, subject to certain exceptions described in the section "Eligible Investors" on page 8.


--------------------------------------------------------------------------------
EXAMPLE EXPENSES FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR
 LOWER)
--------------------------------------------------------------------------------

    1 YEAR               3 YEARS            5 YEARS                 10 YEARS

     $103                 $322               $558                    $1,236

See the Appendix for additional hypothetical investment and expense information.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


If you are an eligible investor (described on page 8), when the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.


--------------------------------------------------------------------------------
   OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf. To receive the
                     current trading day's price, your financial advisor must
                     receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing the purchase for you.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to Columbia Management
                     Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your account statement, or send a letter of instruction including the Fund name and
                     account number with a check made payable to the Fund and
                     mailed to Columbia Management Services, Inc., P.O. Box
                     8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange          You may acquire shares of the Fund for your account by
                     exchanging shares you own in a different fund distributed
                     by Columbia Management Distributors, Inc. for shares of
                     the same class or Class A shares of the Fund at no
                     additional cost. There may be an additional sales charge if exchanging from a money market fund. To exchange by
                     telephone, call 1-800-422-3737. Please see "How to Exchange
                     Shares" for more information.
--------------------------------------------------------------------------------
By wire              You may purchase shares of the Fund by wiring money from
                     your bank account to your Fund account. To wire funds
                     to your Fund account, call 1-800-422-3737 for wiring
                     instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares of the Fund by electronically
funds transfer       transferring money from your bank account to your Fund
                     account by calling 1-800-422-3737. An electronic fund
                     transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                     prior to your telephone request. Be sure to complete the
                     appropriate section of the application.
--------------------------------------------------------------------------------
Automatic            You may make monthly or quarterly investments ($50
investment plan      minimum) automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the
                     appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar     You may purchase shares of the Fund for your account by
cost averaging       exchanging $100 or more each month from another fund
                     for shares of the same class of the Fund at no additional
                     cost. Exchanges will continue so long as your fund
                     balance is sufficient to complete the transfers. You may
                     terminate your program or change the amount of the
                     exchange (subject to the $100 minimum) by calling
                     1-800-345-6611. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by
diversification      another fund into the same class of shares of the Fund at
                     no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

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ELIGIBLE INVESTORS
--------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:


Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in the Fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


      o Any trustee or director (or family member of a trustee or director) of Columbia Acorn Trust;

      o An employee (or family member of an employee) of Columbia Wanger Asset Management, L.P.;

      o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent; or

      o Any investor purchasing through a Columbia Management, LLC state tuition plan organized under Section 529 of the Internal Revenue Code.

$50,000 MINIMUM INITIAL INVESTMENT

      o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

      o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD (other than Columbia Acorn Funds);

YOUR ACCOUNT

      o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


      o Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $50,000 minimum investment requirement);

      o Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

      o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;

      o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an ACCREDITED INVESTOR, as defined under the Securities Act of 1933; or

      o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. For accounts opened prior to August 5, 2005, minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

YOUR ACCOUNT


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- CLASS Z.

            The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each other share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


If you purchase Class Z shares of the Fund through certain intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.


If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by CMD at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-422-3737. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor must receive your request prior to the
                     close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares of the Fund
                     by exchanging from the Fund into Class Z shares or Class A shares (only if Class Z is not offered) of another fund
                     distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares of the Fund
                     by telephone and request that a check be sent to your
                     address of record by calling 1-800-422-3737, unless you
                     have notified the Fund of an address change within the
                     previous 30 days. The dollar limit for telephone sales is
                     $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions
                     apply to retirement accounts. For details, call
                     1-800-799-7526.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                     $100,000 or for alternate payee or mailing instructions.
                     Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Columbia Management
                     Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares of the Fund and request that the
                     proceeds be wired to your bank. You must set up this
                     feature prior to your request. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                     account balance requirement has been waived for wrap
                     accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares of the Fund and request that the
funds transfer       proceeds be electronically transferred to your bank.
                     Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the

YOUR ACCOUNT


Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Fund) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS
--------------------------------------------------------------------------------

The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The Fund's Class Z share price is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting WWW.COLUMBIAFUNDS.COM.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

                   Represents interest and dividends earned from securities held
Dividends          by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains      Represents net long-term capital gains on sales of
                   securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes any dividends in June and December and any capital gains (including short term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

YOUR ACCOUNT

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

    o   send the check to your address of record

    o   send the check to a third-party address

    o   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

BOARD OF TRUSTEES
--------------------------------------------------------------------------------


The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.


MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.82% of the Fund's average daily net assets. CWAM also received an administrative fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------


CWAM uses a team to assist the lead portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.


BEN ANDREWS

LEAD PORTFOLIO MANAGER

MANAGING THE FUND


Ben Andrews has managed Columbia Acorn Select since March 2004. He is a vice president of Columbia Acorn Trust and has been part of the CWAM investment team since 1998, most recently as a senior technology analyst. His analytical experience includes covering a broad range of industries and special situations. Mr. Andrews is also the lead portfolio manager of Wanger Select, a mutual fund underlying variable insurance products. Prior to joining CWAM, Mr. Andrews was a senior analyst at Rothschild Investment Corporation. The Statement of Additional Information provides additional information about Mr. Andrews' compensation, other accounts he manages and his ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' claims. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

MANAGING THE FUND


In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.


--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. The Fund may not always achieve its investment goal. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------


The Fund generally invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts as the largest companies and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.


In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.


GROWTH POTENTIAL                  FINANCIAL STRENGTH                            FUNDAMENTAL VALUE
-----------------------------------------------------------------------------------------------------------------------
o superior technology             o low debt                                    o reasonable stock price relative to
                                                                                  growth potential and financial
o innovative marketing            o adequate working capital                      strength

o managerial skill                o conservative accounting practices           o valuable assets

o market niche                    o adequate profit margin

o good earnings prospects

o strong demand for product

THE REALIZATION OF THIS GROWTH    A STRONG BALANCE SHEET GIVES MANAGEMENT       ONCE CWAM UNCOVERS AN
POTENTIAL WOULD LIKELY PRODUCE    GREATER FLEXIBILITY TO PURSUE STRATEGIC       ATTRACTIVE COMPANY, IT IDENTIFIES A
SUPERIOR PERFORMANCE THAT IS      OBJECTIVES AND IS IMPORTANT TO MAINTAINING    A PRICE THAT IT BELIEVES WOULD ALSO MAKE
SUSTAINABLE OVER TIME.            COMPETITIVE ADVANTAGE.                        THE STOCK A GOOD VALUE.
-----------------------------------------------------------------------------------------------------------------------


OTHER INVESTMENTS STRATEGIES AND RISKS

LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Class Z share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
COLUMBIA ACORN SELECT
--------------------------------------------------------------------------------



                                                                             YEAR ENDED DECEMBER 31,
                                                          2005          2004           2003          2002          2001
                                                         Class Z       Class Z       Class Z       Class Z       Class Z
                                                        ---------    -----------    ----------    ----------    ----------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                 21.13         18.20         14.04         15.23          14.13
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($)

  Net investment loss(a)                                (0.03)        (0.10)        (0.10)        (0.10)         (0.05)
  Net realized and unrealized gain (loss)                2.35          3.47          4.39         (1.09)          1.18
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         2.32          3.37          4.29         (1.19)          1.13
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):

  From net realized gains                               (0.68)        (0.44)        (0.13)           --          (0.03)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders            (0.68)        (0.44)        (0.13)           --          (0.03)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                       22.77         21.13         18.20         14.04          15.23
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                     11.08(c)      18.58 (c)     30.61         (7.81) (c)      8.00 (c)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):

  Expenses                                               0.99 (d)      1.13 (d)      1.12 (d)      1.26 (d)       1.35

  Net investment loss                                   (0.16)(d)     (0.52) (d)    (0.63) (d)    (0.67) (d)     (0.44)

  Waiver/reimbursement                                   0.03          0.02            --          0.01           0.03

Portfolio turnover rate (%)                                19            34            16            40             82

Net assets at end of period (in millions) ($)             688           445           294            93             70



(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.


(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

APPENDIX
--------------------------------------------------------------------------------



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The table also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the table, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. As noted previously, the Fund's minimum investment for initial purchases or exchanges is $50,000.

--------------------------------------------------------------------------------
COLUMBIA ACORN SELECT -- CLASS Z SHARES
--------------------------------------------------------------------------------


MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
       0.00%                         $10,000.00                            5%
                                                             HYPOTHETICAL
         CUMULATIVE                         CUMULATIVE         YEAR-END          ANNUAL
        RETURN BEFORE    ANNUAL EXPENSE    RETURN AFTER      BALANCE AFTER       FEES &
YEAR   FEES & EXPENSES       RATIO        FEES & EXPENSES   FEES & EXPENSES   EXPENSES (1)
----   ---------------   --------------   ---------------   ---------------   -------------
 1          5.00%            1.01%             3.99%          $10,399.00        $  103.01
 2         10.25%            1.01%             8.14%          $10,813.92        $  107.13
 3         15.76%            1.01%            12.45%          $11,245.40        $  111.40
 4         21.55%            1.01%            16.94%          $11,694.09        $  115.84
 5         27.63%            1.01%            21.61%          $12,160.68        $  120.47
 6         34.01%            1.01%            26.46%          $12,645.89        $  125.27
 7         40.71%            1.01%            31.50%          $13,150.46        $  130.27
 8         47.75%            1.01%            36.75%          $13,675.17        $  135.47
 9         55.13%            1.01%            42.21%          $14,220.81        $  140.87
 10        62.89%            1.01%            47.88%          $14,788.22        $  146.50

TOTAL GAIN AFTER FEES AND EXPENSES                            $ 4,788.22

TOTAL ANNUAL FEES AND EXPENSES                                                  $1,236.24


(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

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________________________________________________________________________________

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________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.


You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.COLUMBIAFUNDS.COM


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Acorn Trust: 811-01829

o     Columbia Acorn Select


--------------------------------------------------------------------------------

[LOGO] COLUMBIAFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT

       (C) 2006 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
       800.426.3750 WWW.COLUMBIAFUNDS.COM


                                                              INT-36/109494-0306

   Columbia Acorn Select  Prospectus, May 1, 2006
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ..........................................................     2
Principal Investment Strategies ..........................................     2
Principal Investment Risks ...............................................     2
Performance History ......................................................     4
Commissions and Other Expenses ...........................................     6

YOUR ACCOUNT                                                                   8
--------------------------------------------------------------------------------
Choosing a Share Class ...................................................     8
How to Buy Shares ........................................................     8
Investment Minimums ......................................................     9
Sales Charges (Commissions) ..............................................    10
How to Exchange Shares ...................................................    15
How to Sell Shares .......................................................    15
Fund Policy on Trading of Fund Shares ....................................    16
Other Information About Your Account .....................................    17

BOARD OF TRUSTEES                                                             20
--------------------------------------------------------------------------------

MANAGING THE FUND                                                             20
--------------------------------------------------------------------------------
Investment Adviser .......................................................    20
Portfolio Manager ........................................................    21
Legal Proceedings ........................................................    21

OTHER INVESTMENT STRATEGIES AND RISKS                                         23
--------------------------------------------------------------------------------
The Information Edge .....................................................    23
Long-Term Investing ......................................................    23
Derivative Strategies ....................................................    24
Temporary Defensive Strategies ...........................................    24

FINANCIAL HIGHLIGHTS                                                          25
--------------------------------------------------------------------------------

APPENDIX                                                                      28
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                   -----------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured    -----------------
                                                               No Back Guarantee
                                                   -----------------------------

   The Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Acorn Select (the "Fund") seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Columbia Acorn Select invests generally in the stocks of U.S. companies. The Fund is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-40) with market capitalizations under $20 billion at the time of initial purchase, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts as the largest companies, may offer higher return potential than the stocks of companies with capitalizations above $20 billion.

Columbia Acorn Select typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.

Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.


The Fund invests the majority of its assets in U.S. companies, but also may invest up to 25% of its assets, valued at the time of investment, in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends

The Fund

and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Smaller companies, including small- and medium-cap companies, may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------
UNDERSTANDING PERFORMANCE

Calendar Year Total Returns show the Fund's Class A share performance for each completed calendar year since the Class commenced operations. They include the effects of Fund expenses, but not the effects of sales charges paid directly by a shareholder. If sales charges were included, these returns would be lower.

Average Annual Total Returns are a measure of the Fund's average performance over the past one year, five years and the life of the share class. The table shows returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares -- see section "Your Account -- Sales Charges (Commissions)."

The Fund's returns are compared to the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400 Index). The S&P Mid Cap 400 Index is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees, expenses or taxes, and is not professionally managed.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            1996               --
                            1997               --
                            1998               --
                            1999               --
                            2000               --
                            2001             7.65%
                            2002            -8.17%
                            2003            29.95%
                            2004            18.16%
                            2005            10.78%

                                       For the periods shown in bar chart:
                                       Best quarter: 4th quarter 2001, +17.47%
                                       Worst quarter: 3rd quarter 2001, -11.43%

The Fund

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
   Average Annual Total Returns -- for periods ended December 31, 2005(1)
--------------------------------------------------------------------------------

                                                                                           Life of the
Share Class                                                             1 Year  5 Years   Share Class(2)
   Class A (%)
      Return Before Taxes                                                 4.41     9.65       10.52
      Return After Taxes on Distributions                                 4.00     9.46       10.28
      Return After Taxes on Distributions and Sale of Fund Shares         3.40     8.38        9.14
--------------------------------------------------------------------------------------------------------
   Class B (%)
      Return Before Taxes                                                 5.01     9.93       10.90
      Return After Taxes on Distributions                                 4.60     9.74       10.66
      Return After Taxes on Distributions and Sale of Fund Shares         3.78     8.63        9.48
--------------------------------------------------------------------------------------------------------
   Class C (%)
      Return Before Taxes                                                 8.91    10.18       11.00
      Return After Taxes on Distributions                                 8.50     9.99       10.77
      Return After Taxes on Distributions and Sale of Fund Shares         6.31     8.86        9.57
--------------------------------------------------------------------------------------------------------

Index
    S&P Mid Cap 400 Index (%)                                            12.56     8.60        8.91(3)

(1) Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Investment Adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) The inception date for Class A, Class B and Class C shares is October 16, 2000.

(3)   Performance information is from October 16, 2000.

The Fund


COMMISSIONS AND OTHER EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the commissions and other expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
UNDERSTANDING EXPENSES

Sales Charges (Commissions) are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor, who compensates your financial advisor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund will likely incur portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.
--------------------------------------------------------------------------------

The Fund


--------------------------------------------------------------------------------
   Shareholder Fees(1) (commissions paid directly from your investment)
--------------------------------------------------------------------------------


                                                                             Class A     Class B     Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                       5.75        None         None
--------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)         1.00(2)     5.00         1.00
--------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                           None(3)     None(3)      None(3)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.


(3)   There is a $7.50 charge for wiring sale proceeds to your bank.


--------------------------------------------------------------------------------
   Annual Fund Operating Expenses (deducted directly from Fund assets)
--------------------------------------------------------------------------------

                                                                             Class A     Class B      Class C
Management fees(1) (%)                                                         0.82       0.82         0.82
--------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                      0.25       0.85         1.00
--------------------------------------------------------------------------------------------------------------
Other expenses(2) (%)                                                          0.21       0.34         0.28
--------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(2) (3) (%)                                1.28       2.01         2.10

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's adviser and/or affiliates have voluntarily agreed to waive a portion of "Other expenses." If this waiver were reflected in the table, total annual fund operating expenses for Classes A, B and C would be 1.26%, 1.99% and 2.08%, respectively. This arrangement may be modified or terminated by the Fund's adviser and/or its affiliates at any time.

(3) The Fund's adviser has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class A, Class B and Class C shares. This arrangement may be modified or terminated by the Fund's adviser on 30 days' notice.

--------------------------------------------------------------------------------
Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o     $10,000 initial investment+

o     5% total return for each year

o     Fund operating expenses remain the same

o     Reinvestment of all dividends and distributions

o     Class B shares convert to Class A shares after eight years

+     For example only, since the minimum initial investment in the Fund is
      $50,000.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Example Expenses for a $10,000 investment (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


Class                                    1 Year   3 Years    5 Years   10 Years

Class A:                                $   698   $   958    $ 1,237   $  2,031
--------------------------------------------------------------------------------
Class B: did not sell your shares       $   204   $   630    $ 1,083   $  2,150
         sold all your shares at
         the end of the period          $   704   $   930    $ 1,283   $  2,150
--------------------------------------------------------------------------------
Class C: did not sell your shares       $   213   $   658    $ 1,129   $  2,431
         sold all your shares at
         the end of the period          $   313   $   658    $ 1,129   $  2,431

See the Appendix for additional hypothetical and expense information.

   Your Account
--------------------------------------------------------------------------------


CHOOSING A SHARE CLASS

The Fund offers multiple classes of shares. This prospectus offers shares of three classes - Class A, Class B and Class C. Each of those share classes has its own commission and expense structure that affects the investment return of that class. Determining which share class is best for you depends on various factors, including the amount you are investing, how long you expect to hold your investment and your personal situation.

You should consult with your financial advisor before deciding which share class is most appropriate for you. The following considerations should be part of your assessment:

      o You will pay a commission if you buy Class A, B or C shares, either at the time of investment or redemption, or through ongoing distribution commission payments ("Rule 12b-1 fees") made from your investment over time, or both.

      o Class A shares require an up-front commission payment, but pay lower ongoing Rule 12b-1 fees than Class B and Class C shares. Class B and Class C shares have no up-front commission paid by the shareholder but pay higher ongoing commissions (Rule 12b-1 fees), and a deferred commission is imposed on a redemption of Class B shares within six years after purchase. The differential between classes will vary depending on the actual investment return for any given period.

      o Class A shares are generally more advantageous to an investor who intends to hold the shares for several years and invests an amount large enough to qualify for a reduced rate of initial sales commission, taking into account the commissions you may pay when redeeming shares of other classes. Class A shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.25% of the average value of the shares.

      o Class B shares are no longer offered to new investors. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission. Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.85% of the average value of the shares and automatically convert to Class A shares after eight years.

      o Class C shares are generally more advantageous to an investor who intends to hold shares for only a few years. Class C shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 1.00% of the average value of the shares.

      o If you invest $1 million or more you can purchase Class A shares but not Class C shares.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other eligible investors. Class Z shares are offered by a separate prospectus.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you

   Your Account

do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The investment minimum for initial investments (by purchase, exchange or certain transfers) of Class A, B and C shares is $50,000. The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. The Fund reserves the right to change these investment minimums.


The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

Please see the Statement of Additional Information for more details on investment minimums.

--------------------------------------------------------------------------------
   Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------


Method             Instructions

Through your       Your financial advisor can help you establish your account financial advisor  and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York
                   Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                   purchase for you.
--------------------------------------------------------------------------------
By check           For new accounts, send a completed application and check made
(new account)      payable to the Fund to the transfer agent, Columbia
                   Management Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
--------------------------------------------------------------------------------
By check           For existing accounts, fill out and return the additional
(existing account) investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                   Management Services, Inc., P.O. Box 8081, Boston, MA
                   02266-8081.
--------------------------------------------------------------------------------
By exchange        You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                   for shares of the same class (and, in some cases, certain
                   other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money
                   market fund. An exchange to another fund may incur a sales charge if the original purchase was not assessed a sales
                   charge. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
--------------------------------------------------------------------------------
By wire            You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.
--------------------------------------------------------------------------------
By electronic      You may purchase shares of the Fund by electronically
funds transfer     transferring money from your bank account to your Fund
                   account by calling 1-800-422-3737. An electronic funds
                   transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the
                   appropriate section of the application.
--------------------------------------------------------------------------------
Automatic          You may make monthly or quarterly investments ($50 minimum)
investment plan    automatically from your bank account to your Fund account.
                   You may select a pre-authorized amount to be sent via
                   electronic funds transfer. Be sure to complete the
                   appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar   You may purchase shares of the Fund for your account by
cost averaging     exchanging $100 or more each month from another fund for
                   shares of the same class of the Fund at no additional cost.
                   Exchanges will continue so long as your fund balance is
                   sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                   $100 minimum) by calling 1-800-345-6611. There may be an
                   additional sales charge if exchanging from a money market
                   fund. Be sure to complete the appropriate section of the
                   account application for this feature.
--------------------------------------------------------------------------------
By dividend        You may automatically invest dividends distributed by another
diversification    fund into the same class of shares (and, in some cases,
                   certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your dividends in the Fund, call 1-800-345-6611.

   Your Account


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that permits it to pay its distributor ongoing sales and marketing fees (commissions) to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor, and your financial advisor may receive all or a portion of those fees attributable to your shares. The annual fee, as a percentage of the value of the shares, is normally equal up to 0.25% for Class A, 0.85% for Class B and 1.00% for Class C shares. These fees are paid out of the assets of these classes. Over time, these fees reduce the return on your investment. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the Rule 12b-1 fee thereafter.

Financial Intermediary Payments The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund.

Your Account


You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


Class A shares Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
   Class A Sales Charges
--------------------------------------------------------------------------------


                                                                  % of offering
                                        Sales Charge as % of:        price
                                                       net         retained by
                                        offering      amount     your financial
Amount of purchase*                      price       invested        advisor

Less than $50,000**                       5.75         6.10           5.00
-------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50         4.71           3.75
-------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50         3.63           2.75
-------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50         2.56           2.00
-------------------------------------------------------------------------------
$500,000 or more                          2.00         2.04           1.75
-------------------------------------------------------------------------------

* Mutual fund wrap programs and group retirement plans that invest $50,000 or more in Class A shares of the Fund will not be subject to a sales charge. Discretionary wrap programs that invest directly in the Fund, trade on an omnibus basis and were invested in the Fund prior to August 5, 2005 are subject to the $50,000 investment minimum.

** Initial purchases of less than $50,000 are no longer accepted. However, for accounts opened prior to August 5, 2005, subsequent investments that do not meet the Fund's current investment minimum will be accepted.

In addition to the initial sales charge paid to your financial advisor and distributor, a 0.25% annual commission is paid to your financial advisor over the life of your investment out of your Fund assets as a 12b-1 fee.

The Fund's distributor may also pay additional compensation to financial advisors as an incentive for promoting the sale of shares of funds that it distributes.

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

Your Account


For Class A share purchases of $1 million or more by certain group retirement plans, financial advisors receive a cumulative commission from the distributor as follows:


--------------------------------------------------------------------------------
   Purchases Over $1 Million
--------------------------------------------------------------------------------


Amount purchased                                                    Commission %

First $3 million                                                        1.00
--------------------------------------------------------------------------------
$3 million to less than $50 million                                     0.50
--------------------------------------------------------------------------------
$50 million or more                                                     0.25

For certain group retirement plans, financial advisors will receive a 1.00% commission from the distributor on all purchases less than $3 million.

--------------------------------------------------------------------------------
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (COMMISSIONS)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
--------------------------------------------------------------------------------

Reduced Sales Charges ("Commissions") for Larger Investments.


A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Your Account

B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      o     Individual accounts

      o     Joint accounts

      o     Certain IRA accounts

      o     Certain trusts

      o     UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


C.    How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.


D.    How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into other Columbia funds, as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.

Class B shares Your purchases of Class B shares are at Class B's net asset value. No new Class B share accounts may be established in the Fund. However, Class B share accounts established prior to August 5, 2005, may

Your Account


nonetheless purchase additional Class B shares, so long as those purchases do not result in the account holding $50,000 or more of Class B shares (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares). In the event that an existing Class B shareholder seeks to add funds to such an account in excess of $49,999, the amount in excess may be invested in Class A shares without the imposition of the minimum investment requirement for Class A shares. Such purchases of Class A shares will be subject to the applicable sales load imposed on such purchases. See "Class A Sales Charges" on page 11.

Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold within six years of purchase. The CDSC declines over the six years and disappears in the seventh year. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below. In addition, Class B shares bear ongoing service and distribution fees that are higher than those borne by Class A shares.

Purchases of less than $50,000(1):


--------------------------------------------------------------------------------
   Class B Sales Charges
--------------------------------------------------------------------------------


                                                               % deducted when
Holding period after purchase                                 shares are sold(2)

Through first year                                                   5.00
--------------------------------------------------------------------------------
Through second year                                                  4.00
--------------------------------------------------------------------------------
Through third year                                                   3.00
--------------------------------------------------------------------------------
Through fourth year                                                  3.00
--------------------------------------------------------------------------------
Through fifth year                                                   2.00
--------------------------------------------------------------------------------
Through sixth year                                                   1.00
--------------------------------------------------------------------------------
Longer than six years                                                0.00

(1)   Only applicable to accounts opened prior to August 5, 2005.

(2) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Up-front commission to financial advisors is 4.00% and is paid by the distributor. In addition, from the annual fee of 0.85% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.60% of the value of the shares for each of the first eight years, or an aggregate 4.80% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.


The conversion of Class B shares to Class A shares occurs automatically eight years after purchase.


Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on your purchase of Class C shares, for which the distributor is repaid from the ongoing annual fee of 1.00% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, which is higher than the Rule 12b-1 fees borne by Class A and Class B shares.

--------------------------------------------------------------------------------
   Class C Sales Charges
--------------------------------------------------------------------------------

                                                                % deducted when
Holding period after purchase                                 shares are sold(1)

Through one year                                                     1.00
--------------------------------------------------------------------------------
Longer than one year                                                 0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Your Account

A 1.00% annual commission is paid to your financial advisor and the distributor over the life of your investment out of your Fund assets.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Management Distributors, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

Exchanges of Class B shares for Class B shares of another fund distributed by Columbia Management Distributors, Inc. in amounts of $50,000 or more are still permitted.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Your Account

--------------------------------------------------------------------------------
   Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------


Method             Instructions

Through your       You may call your financial advisor to place your sell order.
financial advisor  To receive the current trading day's price, your financial advisor must receive your request prior to the close of
                   regular trading on the NYSE, usually 4:00 p.m. Eastern time.
                   Your financial advisor may charge you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange        You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                   distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                   1-800-422-3737.
--------------------------------------------------------------------------------
By telephone       You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.
                   The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts.
                   For details, call 1-800-799-7526.
--------------------------------------------------------------------------------
By mail            You may send a signed letter of instruction or, if
                   applicable, stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note your Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                   1-800-345-6611.

                   Mail your letter of instruction to Columbia Management
                   Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire            You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic      You may automatically sell a specified dollar amount or
withdrawal plan    percentage of your account on a monthly, quarterly or
                   semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                   account balance requirement has been waived for wrap
                   accounts. This feature is not available if you hold your
                   shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                   appropriate section of the account application for this
                   feature.
--------------------------------------------------------------------------------
By electronic      You may sell shares of the Fund and request that the proceeds
funds transfer     be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

Your Account

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Fund) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

Your Account

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
   Types of Distributions
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

--------------------------------------------------------------------------------
UNDERSTANDING FUND DISTRIBUTIONS

The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

Your Account

Distribution Options The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
   Distribution Options
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

      o     send the check to your address of record

      o     send the check to a third-party address

      o     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

   Board of Trustees
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

   Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to the oversight of the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including making investment decisions and placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.82% of the Fund's average daily net assets. CWAM also received an administrative services fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

Managing the Fund

PORTFOLIO MANAGER
--------------------------------------------------------------------------------


CWAM uses a team to assist the lead portfolio manager in managing the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio manager is responsible for making daily investment decisions, and utilizing the management team's input and advice when making buy and sell determinations.


Ben Andrews

Lead portfolio manager


Ben Andrews has managed Columbia Acorn Select since March 2004. He is a vice president of Columbia Acorn Trust and has been part of the CWAM investment team since 1998, most recently as a senior technology analyst. His analytical experience includes covering a broad range of industries and special situations. Mr. Andrews is also the lead portfolio manager of Wanger Select, a mutual fund underlying variable insurance products. Prior to joining CWAM, Mr. Andrews was a senior analyst at Rothschild Investment Corporation. The Statement of Additional Information provides additional information about Mr. Andrews' compensation, other accounts he manages and his ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders

Managing the Fund


of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

   Other Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------


The Fund generally invests in entrepreneurially managed smaller and mid-sized and larger companies that it believes are not as well known by financial analysts as the largest companies and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.


In making investments for the Fund, CWAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                   Financial Strength                         Fundamental Value
-------------------------------    ---------------------------------------    ----------------------------------
o     superior technology          o     low debt                             o     reasonable stock price
                                                                                    relative to growth potential
o     innovative marketing         o     adequate working capital                   and financial strength

o     managerial skill             o     conservative accounting practices    o      valuable assets

o     market niche                 o     adequate profit margin

o     good earnings prospects

o     strong demand for product

The realization of this growth     A strong balance sheet gives               Once CWAM uncovers an attractive
potential would likely produce     management greater flexibility to          company, it identifies a price
superior performance that is       pursue strategic objectives and is         that it believes would also make
sustainable over time.             important to maintaining a competitive     the stock a good value.
                                   advantage.
-------------------------------    ---------------------------------------    ----------------------------------

LONG-TERM INVESTING
--------------------------------------------------------------------------------

CWAM's analysts continually screen companies and make contact with more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts often talk directly to top management, vendors, suppliers and competitors.

In managing the Fund, CWAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

Other Investments Strategies and Risks

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Fund may enter into a number of derivative strategies, including those that employ futures, options, straddles or similar transactions, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

   Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years for its Class A, Class B and Class C shares, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended December 31, 2001, 2002 and 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
   Columbia Acorn Select
--------------------------------------------------------------------------------


                                                                             Year Ended December 31,
                                                           2005         2004          2003          2002        2001
                                                         Class A       Class A       Class A      Class A      Class A
Net asset value --
Beginning of period ($)                                  20.83         18.01         13.93        15.17        14.12
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                                (0.09)        (0.16)        (0.20)       (0.16)       (0.10)
   Net realized and unrealized gain (loss)                2.32          3.42          4.37        (1.08)        1.18
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          2.23          3.26          4.17        (1.24)        1.08
------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                               (0.59)        (0.44)        (0.09)          --        (0.03)
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders             (0.59)        (0.44)        (0.09)          --        (0.03)
------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                        22.47         20.83         18.01        13.93        15.17
------------------------------------------------------------------------------------------------------------------------
Total Return (%)(b)                                      10.78(c)      18.16(c)      29.95        (8.17)(c)     7.65(c)
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses                                               1.26(d)       1.47(d)       1.63(d)      1.70(d)      1.70
   Net investment loss                                   (0.42)(d)     (0.86)(d)     (1.15)(d)    (1.11)(d)    (0.79)
   Waiver/reimbursement                                   0.03          0.02            --         0.10         0.18
Portfolio turnover rate (%)                                 19            34            16           40           82
Net assets at end of period (000's) ($)                744,178       515,842       264,679       31,742       11,900

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn Select
--------------------------------------------------------------------------------


                                                                             Year Ended December 31,
                                                           2005         2004          2003          2002        2001
                                                         Class B       Class B       Class B      Class B      Class B
Net asset value --
Beginning of period ($)                                  20.23         17.64         13.73        15.05        14.10
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                                (0.23)        (0.31)        (0.29)       (0.25)       (0.20)
   Net realized and unrealized gain (loss)                2.24          3.34          4.29        (1.07)        1.18
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          2.01          3.03          4.00        (1.32)        0.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net realized gains                               (0.53)        (0.44)        (0.09)          --        (0.03)
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders             (0.53)        (0.44)        (0.09)          --        (0.03)
------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                        21.71         20.23         17.64        13.73        15.05
------------------------------------------------------------------------------------------------------------------------
Total Return (%)(b)                                      10.01(c)      17.24(c)      29.14        (8.77)(c)     6.95(c)
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses                                               1.99(d)       2.26(d)       2.28(d)      2.35(d)      2.35
   Net investment loss                                   (1.15)(d)     (1.65)(d)     (1.80)(d)    (1.76)(d)    (1.44)
   Waiver/reimbursement                                   0.03          0.02            --         0.10         0.18
Portfolio turnover rate (%)                                 19            34            16           40           82
Net assets at end of period (000's) ($)                206,441       185,545       118,064       33,106       13,358

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Acorn Select
--------------------------------------------------------------------------------


                                                                             Year Ended December 31,
                                                           2005         2004          2003          2002         2001
                                                         Class C       Class C       Class C       Class C      Class C
Net asset value --
Beginning of period ($)                                  20.23         17.64        13.73         15.05       14.10
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment loss(a)                                (0.25)        (0.30)       (0.30)        (0.25)      (0.20)
   Net realized and unrealized gain (loss)                2.24          3.33         4.30         (1.07)       1.18
------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          1.99          3.03         4.00         (1.32)       0.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders ($):
   From net realized gains                               (0.53)        (0.44)       (0.09)           --       (0.03)
------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders             (0.53)        (0.44)       (0.09)           --       (0.03)
------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                        21.69         20.23        17.64         13.73       15.05
------------------------------------------------------------------------------------------------------------------------
Total Return(%)(b)                                        9.91(c)      17.24(c)     29.14         (8.77)(c)    6.95(c)
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses                                               2.08(d)       2.25(d)      2.28(d)       2.35(d)     2.35
   Net investment loss                                   (1.24)(d)     (1.64)(d)    (1.80)(d)     (1.76)(d)   (1.44)
   Waiver/reimbursement                                   0.03          0.02           --          0.10        0.18
Portfolio turnover rate (%)                                 19            34           16            40          82
Net assets at end of period (000's) ($)                149,160       110,435       64,212        10,919       4,945

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Investment Adviser and/or Transfer Agent not waived and/or reimbursed a portion of expenses, total return would have been reduced.

(d)   The benefits derived from custody fees paid indirectly had no impact.

   APPENDIX
--------------------------------------------------------------------------------

Hypothetical Investment and Expense Information
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. As noted previously, the Fund's minimum investment for initial purchases or exchanges is $50,000.

--------------------------------------------------------------------------------
   Columbia Acorn Select -- Class A Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge    Initial Hypothetical Investment Amount        Assumed Rate of Return
        5.75%                          $10,000.00                               5%

                                                              Hypothetical
          Cumulative                         Cumulative        Year-End          Annual
        Return Before    Annual Expense     Return After     Balance After       Fees &
Year   Fees & Expenses       Ratio        Fees & Expenses   Fees & Expenses   Expenses (1)
----   ---------------   --------------   ---------------   ---------------   -------------
 1           5.00%            1.28%          -2.24%(2)        $  9,775.61      $   697.88
 2          10.25%            1.28%           1.39%           $ 10,139.26      $   127.46
 3          15.76%            1.28%           5.16%           $ 10,516.44      $   132.20
 4          21.55%            1.28%           9.08%           $ 10,907.65      $   137.11
 5          27.63%            1.28%          13.13%           $ 11,313.42      $   142.21
 6          34.01%            1.28%          17.34%           $ 11,734.28      $   147.51
 7          40.71%            1.28%          21.71%           $ 12,170.79      $   152.99
 8          47.75%            1.28%          26.24%           $ 12,623.55      $   158.68
 9          55.13%            1.28%          30.93%           $ 13,093.14      $   164.59
10          62.89%            1.28%          35.80%           $ 13,580.21      $   170.71
Total Gain After Fees and Expenses                            $  3,580.21
Total Annual Fees and Expenses                                                 $ 2,031.34

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)   Reflects deduction of the maximum initial sales charge.

Appendix

--------------------------------------------------------------------------------
   Columbia Acorn Select -- Class B Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge    Initial Hypothetical Investment Amount        Assumed Rate of Return
        0.00%                          $10,000.00                               5%

                                                              Hypothetical
          Cumulative                         Cumulative         Year-End         Annual
        Return Before    Annual Expense     Return After     Balance After       Fees &
Year   Fees & Expenses       Ratio        Fees & Expenses   Fees & Expenses   Expenses (1)
----   ---------------   --------------   ---------------   ---------------   -------------
 1           5.00%            2.01%           2.99%           $ 10,299.00      $   204.00
 2          10.25%            2.01%           6.07%           $ 10,606.94      $   210.10
 3          15.76%            2.01%           9.24%           $ 10,924.09      $   216.39
 4          21.55%            2.01%          12.51%           $ 11,250.72      $   222.86
 5          27.63%            2.01%          15.87%           $ 11,587.11      $   229.52
 6          34.01%            2.01%          19.34%           $ 11,933.57      $   236.38
 7          40.71%            2.01%          22.90%           $ 12,290.38      $   243.45
 8          47.75%            2.01%          26.58%           $ 12,657.87      $   250.73
 9          55.13%            1.28%          31.29%           $ 13,128.74      $   165.03
10          62.89%            1.28%          36.17%           $ 13,617.13      $   171.17
Total Gain After Fees and Expenses                            $  3,617.13
Total Annual Fees and Expenses                                                 $ 2,149.64

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

   Appendix

--------------------------------------------------------------------------------
   Columbia Acorn Select -- Class C Shares
--------------------------------------------------------------------------------

 Maximum Sales Charge    Initial Hypothetical Investment Amount        Assumed Rate of Return
        0.00%                          $10,000.00                               5%

                                                              Hypothetical
          Cumulative                         Cumulative         Year-End         Annual
        Return Before    Annual Expense     Return After     Balance After       Fees &
Year   Fees & Expenses       Ratio        Fees & Expenses   Fees & Expenses   Expenses (1)
----   ---------------   --------------   ---------------   ---------------   -------------
 1           5.00%            2.10%           2.90%           $ 10,290.00      $   213.05
 2          10.25%            2.10%           5.88%           $ 10,588.41      $   219.22
 3          15.76%            2.10%           8.95%           $ 10,895.47      $   225.58
 4          21.55%            2.10%          12.11%           $ 11,211.44      $   232.12
 5          27.63%            2.10%          15.37%           $ 11,536.57      $   238.85
 6          34.01%            2.10%          18.71%           $ 11,871.14      $   245.78
 7          40.71%            2.10%          22.15%           $ 12,215.40      $   252.91
 8          47.75%            2.10%          25.70%           $ 12,569.64      $   260.24
 9          55.13%            2.10%          29.34%           $ 12,934.16      $   267.79
10          62.89%            2.10%          33.09%           $ 13,309.26      $   275.56
Total Gain After Fees and Expenses                            $  3,309.26
Total Annual Fees and Expenses                                                 $ 2,431.10

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

   Notes
--------------------------------------------------------------------------------

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                                                                              31

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:
Columbia Acorn Trust: 811-01829
o     Columbia Acorn Select


--------------------------------------------------------------------------------

[COLUMBIAFUNDS(R) LOGO]  ColumbiaFunds

       A Member of Columbia Management

       (C)2006 Columbia Management Distributors, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com


                                                              INT-36/109689-0306

COLUMBIA THERMOSTAT FUND        Prospectus, May 1, 2006
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Columbia Wanger Asset Management, L.P.

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ............................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   9
Performance History ........................................................  13
Your Expenses ..............................................................  15

YOUR ACCOUNT                                                                  17
--------------------------------------------------------------------------------
How to Buy Shares ..........................................................  17
Eligible Investors .........................................................  18
Sales Charges ("Commissions") ..............................................  20
How to Exchange Shares .....................................................  20
How to Sell Shares .........................................................  20
Fund Policy on Trading of Fund Shares ......................................  21
Financial Intermediary Payments ............................................  23
Other Information About Your Account .......................................  24

BOARD OF TRUSTEES                                                             26
--------------------------------------------------------------------------------

MANAGING THE FUND ..........................................................  27
--------------------------------------------------------------------------------
Investment Adviser .........................................................  27
Portfolio Manager ..........................................................  27
Legal Proceedings ..........................................................  27

OTHER INVESTMENT STRATEGIES AND RISKS ......................................  29
--------------------------------------------------------------------------------
Derivative Strategies ......................................................  29
When-Issued Securities and Forward Commitments .............................  29
Short Sales ................................................................  29
Asset-Backed Securities ....................................................  30
Mortgage-Backed Securities .................................................  30
Zero Coupon Bonds ..........................................................  30
Illiquid Investments .......................................................  31
Temporary Defensive Strategies .............................................  31

FINANCIAL HIGHLIGHTS                                                          32
--------------------------------------------------------------------------------

APPENDIX A                                                                    33
--------------------------------------------------------------------------------

APPENDIX B                                                                    36
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                      --------------------------
                                                      Not FDIC May Lose Value
                                                               -----------------
                                                      Insured  No Bank Guarantee
                                                      --------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Thermostat Fund (Thermostat or the Fund) seeks to provide long-term total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Columbia Thermostat Fund pursues its investment goal by investing in other mutual funds. As a "fund of funds," under normal circumstances, Thermostat allocates at least 95% of its net assets (Stock/Bond Assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of the Standard & Poor's 500 Stock Index (S&P 500) in relation to predetermined ranges set by the Fund's investment adviser. When the S&P 500 goes up, the Fund sells a portion of its stock funds and invests more in the bond funds; and when the S&P 500 goes down, the Fund increases its investment in the stock funds. Under normal circumstances, Thermostat may invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities.


Asset allocation funds generally move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for Thermostat will be made according to a single predetermined rule. The temperature in your house is run by a single rule; your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because Thermostat invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than Thermostat, Thermostat is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. Thermostat takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. Thermostat operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Fund's adviser and its board of trustees. As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the structure and allocation ranges of the stock-bond allocation table and to make any changes considered appropriate.

The Portfolio Funds are chosen by Thermostat's adviser to provide participation in the major sectors of the domestic stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully-invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. Thermostat may be a good investment choice for you if, for example, you believe that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

THE FUND

Thermostat invests the Stock/Bond Assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below:

--------------------------------------------------------------------------------
STOCK/BOND ALLOCATION TABLE
--------------------------------------------------------------------------------


                                HOW THERMOSTAT WILL INVEST THE STOCK/BOND ASSETS
                                ------------------------------------------------
LEVEL OF THE S&P 500             STOCK PERCENTAGE               BOND PERCENTAGE
--------------------------------------------------------------------------------
     over 1700                          0%                           100%
--------------------------------------------------------------------------------
     1650-1700                          5                             95
--------------------------------------------------------------------------------
     1600-1650                          10                            90
--------------------------------------------------------------------------------
     1550-1600                          15                            85
--------------------------------------------------------------------------------
     1500-1550                          20                            80
--------------------------------------------------------------------------------
     1450-1500                          25                            75
--------------------------------------------------------------------------------
     1400-1450                          30                            70
--------------------------------------------------------------------------------
     1350-1400                          35                            65
--------------------------------------------------------------------------------
     1300-1350                          40                            60
--------------------------------------------------------------------------------
     1250-1300                          45                            55
--------------------------------------------------------------------------------
     1200-1250                          50                            50
--------------------------------------------------------------------------------
     1150-1200                          55                            45
--------------------------------------------------------------------------------
     1100-1150                          60                            40
--------------------------------------------------------------------------------
     1050-1100                          65                            35
--------------------------------------------------------------------------------
     1000-1050                          70                            30
--------------------------------------------------------------------------------
      950-1000                          75                            25
--------------------------------------------------------------------------------
      900-950                           80                            20
--------------------------------------------------------------------------------
      850-900                           85                            15
--------------------------------------------------------------------------------
      800-850                           90                            10
--------------------------------------------------------------------------------
      750-800                           95                             5
--------------------------------------------------------------------------------
   750 and under                       100                             0
--------------------------------------------------------------------------------

When the S&P 500 moves into a new band on the table, the Fund will promptly rebalance the stock-bond mix to reflect the new S&P price level by redeeming shares of some Portfolio Funds and exchanging shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock-bond index, if the S&P 500 remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. We will invest cash flows from sales (or redemptions) of Fund shares to bring the stock-bond mix back toward the allocation percentages for that S&P 500 band. For example, if the S&P 500 is in the 901-950 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, new cash would be invested in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds.) If the 31-day Rule is in effect, new cash flows will be invested at the stock-bond percentage allocation as of the latest rebalancing.

THE FUND

As an illustrative example, suppose the following market events occurred:



                                                                  HOW THERMOSTAT WILL INVEST
DATE                    LEVEL OF THE S&P 500                         THE STOCK/BOND ASSETS
-----------------------------------------------------------------------------------------------
Nov. 1            We begin when the market is 1240              50% stocks, 50% bonds
-----------------------------------------------------------------------------------------------
Dec. 1            The S&P 500 goes to 1251                      rebalance 45% stocks, 55% bonds
-----------------------------------------------------------------------------------------------
Dec. 6            The S&P 500 drops back to 1245                no reversal for 31 days
-----------------------------------------------------------------------------------------------
Jan. 2            The S&P 500 is at 1242                        rebalance 50% stocks, 50% bonds
-----------------------------------------------------------------------------------------------
Jan. 20           The S&P 500 drops to 1199                     rebalance 55% stocks, 45% bonds

                  THE MARKET HAS MADE A CONTINUATION MOVE BY GOING
                  THROUGH A SECOND ACTION LEVEL, NOT A REVERSAL MOVE,
                  SO THE 31-DAY RULE DOES NOT APPLY IN THIS CASE.
-----------------------------------------------------------------------------------------------
Jan. 30           The S&P 500 goes up to 1205                   no reversal for 31 days
-----------------------------------------------------------------------------------------------
Feb. 20           The S&P 500 is at 1210 rebalance              50% stocks, 50% bonds


The following table shows the six stock Portfolio Funds and three bond Portfolio Funds that Thermostat currently uses in its fund-of-funds structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. The allocation percentage within each category is achieved by rebalancing the investments within the category whenever the S&P 500 moves into a new band on the allocation table, subject to the 31-day Rule described above. Thermostat does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500 into a new band (or due to a change by the portfolio manager in the stock-bond allocation table in the Portfolio Funds or in the relative allocation among Portfolio Funds). Until a subsequent rebalancing, Thermostat's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among such Portfolio Funds in a manner that will reduce any deviation of the relative values of Thermostat's holdings of such funds from the allocation percentages shown below.


--------------------------------------------------------------------------------
ALLOCATION OF STOCK/BOND ASSETS WITHIN ASSET CLASSES
--------------------------------------------------------------------------------



STOCK FUNDS                                     TYPE OF FUND               ALLOCATION
-------------------------------------------------------------------------------------
Columbia Acorn Fund                       Small cap                               15%
-------------------------------------------------------------------------------------
Columbia Acorn Select                     Mid-cap growth                          10%
-------------------------------------------------------------------------------------
Columbia Large Cap Value Fund(1)          Large-cap value                         15%
-------------------------------------------------------------------------------------
Columbia Acorn International              Mid-cap international growth            15%
-------------------------------------------------------------------------------------
Columbia Dividend Income Fund             Large-cap value                         20%
-------------------------------------------------------------------------------------
Columbia LargeCap Enhanced Core Fund(2)   Large-cap blend                         25%
-------------------------------------------------------------------------------------
Total                                                                            100%

BOND FUNDS                                      TYPE OF FUND               ALLOCATION
Columbia Federal Securities Fund          U.S. government securities              30%
-------------------------------------------------------------------------------------
Columbia Intermediate Bond Fund           Intermediate-term bonds                 50%
-------------------------------------------------------------------------------------
Columbia Conservative High Yield Fund     High-yield bonds                        20%
-------------------------------------------------------------------------------------
Total                                                                            100%


(1) Thermostat formerly invested in Columbia Growth & Income Fund, which merged into Nations Value Fund on September 19, 2005. In connection with the merger, Nations Value Fund changed its name to Columbia Large Cap Value Fund.

(2) Nations LargeCap Enhanced Core Fund changed its name on September 26, 2005 to Columbia LargeCap Enhanced Core Fund.

As described below, Thermostat's portfolio manager will have authority to review the Portfolio Funds and the relative allocation percentages among the stock funds and among the bond funds and to make any changes considered appropriate.

THE FUND


Thermostat is advised by Columbia Wanger Asset Management, L.P. (CWAM or the Adviser). Each of the Portfolio Funds is managed by CWAM or an affiliate of CWAM. The Fund will not pay any sales load on its purchases of shares of the Portfolio Funds.

On an annual basis, or on an "emergency" basis if necessary, the portfolio manager reviews the structure, allocation percentages and Portfolio Funds of Thermostat and makes any changes considered appropriate. The portfolio manager typically addresses the following questions:

            Should the stock-bond allocation table be revised? (perhaps because the stock market has made a term move outside of the 750-1700 S&P 500 bands)


            Should there be a change in the Portfolio Funds in which Thermostat invests, or should there be a change in the percentage allocations among the stock funds or the bond funds? (perhaps because of a change of portfolio managers, change of investment style or reorganization of a Portfolio Fund)


Any changes by the portfolio manager are expected to be infrequent.


The S&P 500 is a broad market-weighted average of U.S. blue-chip company stock performance.

The investment objectives and strategies of the current Portfolio Funds are described below:

COLUMBIA ACORN FUND, CLASS Z (ACORN FUND)

Acorn Fund seeks to provide long-term growth of capital.

Acorn Fund generally invests in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give a company a competitive advantage.

      o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA ACORN SELECT, CLASS Z (ACORN SELECT)

Acorn Select seeks long-term growth of capital.

Acorn Select generally invests in the stocks of U.S. companies. The Fund is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-40) with market capitalizations under $20 billion at the time of initial purchase, offering the

THE FUND


potential to provide above-average growth over time. The Fund believes that companies within this capitalization range are not as well known by financial analysts as the largest companies, and may offer higher return potential than the stocks of companies with capitalizations above $20 billion.


Acorn Select typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give a company a competitive advantage.

      o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

Although Acorn Select does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.


The Fund invests the majority of its assets in U.S. companies, but also may invest up to 25% of its assets in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


COLUMBIA LARGE CAP VALUE FUND, CLASS Z (VALUE FUND)

Value Fund seeks growth of capital by investing in companies that are believed to be undervalued.

Value Fund normally invests at least 80% of its assets in common stocks of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies whose market capitalizations are within the range of the companies within the Russell 1000 Value Index (currently between $859 million and $367.5 billion) at the time of purchase. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million. The Fund may also invest up to 20% of its assets in foreign securities. The Fund may also invest in real estate investment trusts.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA ACORN INTERNATIONAL, CLASS Z (ACORN INTERNATIONAL)

Acorn International seeks to provide long-term growth of capital.

Acorn International generally invests in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, predominantly outside the United States, that are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

THE FUND


Columbia Acorn International typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.

Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA DIVIDEND INCOME FUND, CLASS Z (DIVIDEND INCOME FUND)

Dividend Income Fund seeks current income and capital appreciation.

Under normal market conditions, Dividend Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment adviser looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the adviser believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

At times, the investment adviser may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA LARGECAP ENHANCED CORE FUND, CLASS Z (CORE FUND)

Core Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 500 Index.

Under normal circumstances, Core Fund will invest at least 80% of its assets in a portfolio consisting of common stocks that are included in the S&P 500 Index, convertible securities that are convertible into stocks included in that index, and other derivatives whose economic returns are, by design, closely equivalent to the returns of the S&P 500 Index or its components. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The portfolio manager tries to maintain a portfolio that matches the risk characteristics of the S&P 500 Index. The portfolio manager will, from time to time, vary the number and percentages of the Fund's holdings to try to

THE FUND


provide higher returns than the S&P 500 Index and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index, and may hold securities that are not in the index.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA FEDERAL SECURITIES FUND, CLASS Z (FEDERAL SECURITIES FUND)


Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Under normal market conditions, Federal Securities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies and instrumentalities. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. Certain securities of U.S. government agencies and instrumentalities in which the Fund invests are neither issued nor guaranteed by the U.S. Treasury. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater issuer risk than securities issued or guaranteed by the U.S. Treasury. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by private entities. These securities must be rated investment grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) and Fitch, Inc. (Fitch). The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the investment adviser's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the adviser considers a security's expected income together with its potential to rise or fall in price.

Federal Securities Fund generally maintains a duration of greater than four and a half years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate-to long-term bonds. The Fund's adviser may vary the Fund's duration depending on its forecast of interest rates and market conditions. For example, when interest rates are expected to increase, the adviser may shorten the duration, and vice versa.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

COLUMBIA INTERMEDIATE BOND FUND, CLASS Z (INTERMEDIATE BOND FUND)

Intermediate Bond Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

Under normal circumstances, the Intermediate Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

      o debt securities issued by the U.S. government, including U.S. treasury securities and agency securities (agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages),

      o     debt securities of corporations, and

      o mortgage-backed and asset-backed securities issued by private (non-governmental) entities.

Intermediate Bond Fund will invest at least 60% of its net assets in high-quality debt securities that are at the time of purchase:

THE FUND

      o     rated at least A by S&P;

      o     rated at least A by Moody's;

      o given a comparable rating by another nationally recognized rating agency; or

      o unrated securities that the Fund's adviser believes to be of comparable quality.

Intermediate Bond Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

      o     rated below BBB by S&P;

      o     rated below Baa by Moody's;

      o given a comparable rating by another nationally recognized rating agency; or

      o unrated securities that the Fund's adviser believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to 10 years. The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The Fund's adviser has wide flexibility to vary the allocation among different types of debt securities based on its judgment of which types of securities will outperform the others.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


COLUMBIA CONSERVATIVE HIGH YIELD FUND, CLASS Z (HIGH YIELD FUND)


High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal.

High Yield Fund pursues its objective by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. Normally, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in bonds rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. The value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among them. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK. Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. The Fund does not have the ability to affect how the portfolio managers of the Portfolio Funds manage those funds.

THE FUND

MARKET RISK. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

INTEREST RATE RISK. Since the Fund may invest in bond Portfolio Funds, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

ISSUER RISK. Because a Portfolio Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

CREDIT RISK. Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.


STRUCTURE RISK AND PREPAYMENT RISK. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of an asset-backed and mortgage-backed security may be difficult to predict and result in greater volatility.


LOWER-RATED DEBT SECURITIES. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

THE FUND

MEDIUM-QUALITY DEBT SECURITIES. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.


EQUITY RISK. Since the Fund may invest in equity Portfolio Funds, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

VALUE STOCKS. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the adviser's opinion, undervalued. If the adviser's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the investment adviser has placed on it.


GROWTH STOCKS. Because some of the Portfolio Funds invest in growth stocks, the Fund is subject to the risk that growth stocks may be out of favor with investors for an extended period of time. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

MARKET TRENDS. The Fund is also subject to the risk that the investment adviser's decisions regarding asset classes and Portfolio Funds will not anticipate market trends successfully. For example, weighting Portfolio Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Portfolio Funds that invest in bonds during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Portfolio Funds.

Management has no control over the portfolio managers or investment decisions of the Portfolio Funds. However, decisions made by the Portfolio Funds' managers will have a significant effect on a Fund's performance.


AFFILIATED FUND RISK. In managing Thermostat, the portfolio manager will have authority to change the Portfolio Funds in which Thermostat invests or to change the percentage allocations among the stock funds or the bond funds. Since different Portfolio Funds pay different rates of management fees to CWAM or its affiliates, CWAM may have a conflict of interest selecting the Portfolio Funds or in determining the relative percentage allocations among Portfolio Funds.

SECTOR RISK. Sector risk is inherent in the Portfolio Funds' investment strategies. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Portfolio Funds may have a significant portion of their assets invested in a particular sector.

FOREIGN SECURITIES. Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other

THE FUND


fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


EMERGING MARKETS. Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


SMALLER COMPANIES. Smaller companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.

FUTURES RISK. Core Fund may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

DERIVATIVES RISK. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The portfolio manager is not required to utilize derivatives to reduce risks.

REAL ESTATE INVESTMENT TRUST RISK. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

CONVERTIBLE SECURITIES. Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed

THE FUND


income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

MARKET TIMERS. Because Acorn International invests predominantly in foreign securities, it may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although Acorn International has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

PORTFOLIO TURNOVER. The Fund may buy and sell shares of the Portfolio Funds frequently. This may result in more realized income and greater income taxes, and could increase the transaction costs of the underlying funds.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's performance by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

THE FUND

--------------------------------------------------------------------------------

            UNDERSTANDING PERFORMANCE

            CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.


            AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year and life of the share class. They include the effects of Fund expenses.

            The Fund's average annual returns are compared to the S&P 500 Index, its benchmark with respect to equity securities, and the Lehman Brothers U.S. Credit Intermediate Bond Index, the intermediate component of the Lehman Brothers U.S. Credit Index, its benchmark with respect to debt securities, and the Lipper Flexible Portfolio Funds Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Lehman Brothers U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Lipper Flexible Portfolio Funds Index is an equal dollar-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                                             19.79%  9.17%   5.50%

  1996  1997   1998 1999  2000  2001  2002    2003    2004   2005

                                         For period shown in bar chart:
                                         Best quarter: 2nd quarter 2003, 11.36%
                                         Worst quarter: 1st quarter 2003, -2.11%

THE FUND

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------




                                                                               LIFE OF THE
SHARE CLASS                                                        1 YEAR    SHARE CLASS (1)
  Class Z (%)
    Return Before Taxes                                             5.50         11.71
    Return After Taxes on Distributions                             3.14         10.55
    Return After Taxes on Distributions and Sale of Fund Shares     4.83          9.64
--------------------------------------------------------------------------------------------

INDICES

  S&P 500 Index (%)                                                 4.91         15.82 (2)
--------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Credit Intermediate Bond Index (%)           1.42          4.73 (2)
--------------------------------------------------------------------------------------------
  Lipper Flexible Portfolio Funds Index                             6.34         13.57 [(2)]
--------------------------------------------------------------------------------------------


(1)   The inception date for Class Z shares is September 25, 2002.

(2)   Performance information is from September 25, 2002.


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------

            UNDERSTANDING EXPENSES


            ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHAREHOLDER FEES (1) (COMMISSIONS PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   None
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                     None (2)

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to your bank.

THE FUND

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees (1) (%)                                                    0.10
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  None
--------------------------------------------------------------------------------
Other expenses (%)                                                         0.26
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                   0.36
--------------------------------------------------------------------------------
Expense reimbursement /Waiver (%)                                         (0.11)
--------------------------------------------------------------------------------
Net expense ratio (2) (%)                                                  0.25
--------------------------------------------------------------------------------
Expense ratio of Portfolio Funds (%)                                       0.75
--------------------------------------------------------------------------------
Net expense ratio including expenses of Portfolio Funds (3) (%)            1.00
--------------------------------------------------------------------------------
Gross expense ratio including expenses of Portfolio Funds (%)              1.11

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's Adviser has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.25% annually through April 30, 2007. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2006. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.25% annually.

(3) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.75%. Such expense ratios ranged from 0.50% to 0.99%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Columbia Funds as shown on page 4 would have been as follows: Columbia Acorn Fund, 7.5%; Columbia Acorn Select, 5%; Columbia Large Cap Value Fund, 7.5%; Columbia Acorn International, 7.5%; Columbia Dividend Income Fund, 10%; Columbia Large Cap Enhanced Core Fund, 12.5%; Columbia Federal Securities Fund, 15%; Columbia Intermediate Bond Fund, 25%; and Columbia Conservative High Yield Fund, 10%.


--------------------------------------------------------------------------------


            EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

            o   $10,000 initial investment

            o   5% total return for each year

            o   Fund operating expenses remain the same

            o   Reinvestment of all dividends and distributions


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (1) FOR A $10,000 INVESTMENT (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


    1 YEAR               3 YEARS              5 YEARS             10 YEARS

     $102                  $342                 $601               $1,342

(1) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one year period reflect the contractual cap on expenses referred to in footnote (2), but this arrangement is not reflected in the example expenses for the second and third years of the three year period, the second through fifth years of the five year period, or the second through tenth years of the ten year period.

See Appendix B for additional hypothetical investment and expense information.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------


If you are an eligible investor (described on page 18), when the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class or Class A of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf. To receive the
                     current trading day's price, your financial advisor must
                     receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing the purchase for you.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to Columbia Management
                     Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your account statement, or send a letter of instruction including the Fund name and
                     account number with a check made payable to the Fund to
                     Columbia Management Services, Inc., P.O. Box 8081, Boston,
                     MA 02266-8081.
--------------------------------------------------------------------------------
By exchange          You may acquire shares of the Fund for your account by
                     exchanging shares you own in a different fund
                     distributed by Columbia Management Distributors, Inc. for
                     shares of the same class or Class A of the Fund at no
                     additional cost. There may be an additional sales charge
                     if exchanging from a money market fund. To exchange by
                     telephone, call 1-800-422-3737. Please see "How to
                     Exchange Shares" for more information.
--------------------------------------------------------------------------------
By wire              You may purchase shares of the Fund by wiring money from
                     your bank account to your Fund account. To wire funds
                     to your Fund account, call 1-800-422-3737 for wiring
                     instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares of the Fund by electronically
funds transfer       transferring money from your bank account to your Fund
                     account by calling 1-800-422-3737. An electronic funds
                     transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                     prior to your telephone request. Be sure to complete the
                     appropriate section of the application.
--------------------------------------------------------------------------------
Automatic            You may make monthly or quarterly investments ($50
investment plan      minimum) automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the
                     appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar     You may purchase shares of the Fund for your account by
cost averaging       exchanging $100 or more each month from another fund
                     for shares of the same class of the Fund at no additional
                     cost. Exchanges will continue so long as your fund
                     balance is sufficient to complete the transfers. You may
                     terminate your program or change the amount of the
                     exchange (subject to the $100 minimum) by calling
                     1-800-345-6611. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by
diversification      another fund into the same class of shares of the Fund at
                     no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your other dividends in the Fund, call
                     1-800-345-6611.

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:


Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in the Fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


      o Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

      o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;

      o Any investor purchasing through a Columbia Management Group, LLC state tuition plan organized under Section 529 of the Internal Revenue Code; or


      o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

YOUR ACCOUNT


$1,000 MINIMUM INITIAL INVESTMENT (BY PURCHASE, EXCHANGE OR TRANSFER)

      o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

      o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;


      o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


      o Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

      o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an ACCREDITED INVESTOR, as defined under the Securities Act of 1933; or

      o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions.

The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

YOUR ACCOUNT


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------


Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

--------------------------------------------------------------------------------

            CHOOSING A SHARE CLASS

            The Fund offers one class of shares in this prospectus -- CLASS Z.

            The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each other share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

--------------------------------------------------------------------------------


If you purchase Class Z shares of the Fund through certain intermediaries, they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.


If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by CMD at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may recognize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open. When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners, and other legal entities please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-6611 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may

YOUR ACCOUNT


delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During the 90-day period for any shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $25,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor must receive your request prior to the
                     close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares of the Fund
                     by exchanging from the Fund into Class Z shares or
                     Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc.
                     at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares of the Fund
                     by telephone and request that a check be sent to your
                     address of record by calling 1-800-422-3737, unless you
                     have notified the Fund of an address change within the
                     previous 30 days. The dollar limit for telephone sales is
                     $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions
                     apply to retirement accounts. For details, call
                     1-800-799-7526.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's
                     name, share class, account number, and the dollar value or number of shares you wish to sell. All account
                     owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock
                     exchange or another eligible guarantor that participates
                     in the Medallion Signature Guarantee program for
                     amounts over $100,000 or for alternate payee or mailing
                     instructions. Additional documentation is required for
                     sales by corporations, agents, fiduciaries, surviving
                     joint owners and individual retirement account owners.
                     For details, call 1-800-345-6611. Mail your letter of
                     instruction to Columbia Management Services, Inc.,
                     P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares of the Fund and request that the
                     proceeds be wired to your bank. You must set up this
                     feature prior to your request. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                     account balance requirement has been waived for wrap
                     accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares of the Fund and request that the
funds transfer       proceeds be electronically transferred to your bank.
                     Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any

YOUR ACCOUNT


Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Fund) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS
--------------------------------------------------------------------------------

The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because some of the Portfolio Funds hold securities that are traded on foreign exchanges, the value of the Portfolio Funds' securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the Portfolio Fund's adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting WWW.COLUMBIAFUNDS.COM.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

                    Represents interest and dividends earned from securities
Dividends           held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital             gains Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


--------------------------------------------------------------------------------

            UNDERSTANDING FUND DISTRIBUTIONS

            The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):


o     send the check to your address of record

o     send the check to a third-party address

o     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income tax or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Income other than net capital gains received by the Fund from the Portfolio Funds (including dividends and distributions of short-term capital gains) will be distributed by the Fund (after deductions for expenses) and will be taxable to you as ordinary income, unless it is eligible to be treated as qualified dividend income. Because the Fund is an asset allocation fund and may realize taxable net short-term capital gains by selling shares of a Portfolio Fund in its portfolio with unrealized portfolio appreciation, investing in the Fund rather than directly in the Portfolio Fund may result in accelerated tax liability to you since the Fund must distribute its gains in accordance with the Internal Revenue Code of 1986.

Distributions of net capital gains received by the Fund from its Portfolio Funds, plus net long-term capital gains realized by the Fund from the purchase and sale of Portfolio Fund shares or other securities held by the Fund for more than one year, will be distributed by the Fund and will be taxable to you as long-term capital gains (even if you have held Fund shares for one year or less). If a shareholder who has received a capital gains distribution suffers a loss on the sale of his or her shares not more than six months after purchase, the loss will be treated as

YOUR ACCOUNT

a long-term capital loss to the extent of the capital gains distribution received. Long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 15%. This rate is less than the maximum rate imposed on other types of taxable income. Capital gains also may be advantageous since, unlike ordinary income, they may be offset by capital losses.

For purposes of determining the character of income received by the Fund when a Portfolio Fund distributes net capital gains to the Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Portfolio Fund for one year or less. Any loss incurred by the Fund on the sale of that Portfolio Fund's shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the net capital gain distribution.

High portfolio turnover may cause the Fund to realize short term capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.

For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P., and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which in turn is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005 CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.10% of the Fund's average daily net assets. CWAM also received an administrative fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

The Portfolio Funds are managed by CWAM and its affiliate Columbia Management Advisors, LLC, previously named Columbia Management Company (CMA). On April 1, 2003, Colonial Management Associates and Stein Roe & Farnham Incorporated and other affiliated investment adviser entities were merged with and into CMA. CMA assumed all of the business associated with each of the merged investment advisers. Like CWAM, CMA is owned by Columbia Management Group, LLC. CMA also may provide administrative and operational services to Thermostat.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

The portfolio manager reviews on an infrequent basis the structure and allocation ranges of Thermostat and makes any changes considered appropriate.

CHARLES MCQUAID, is president and a member of Columbia Acorn Trust's Board of Trustees. He has been president of CWAM since October 13, 2003, chief investment officer of CWAM since September 30, 2003, was the director of research at CWAM and its predecessor from July 1992 through December 2003, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Columbia Acorn Fund's management team since 1978, co-managed Columbia Acorn Fund from 1995 through September 29, 2003 and has been the Fund's lead portfolio manager since September 30, 2003. He served as CWAM's interim director of international research from October 2003 to December 15, 2004. Mr. McQuaid has been the president of Wanger Advisors Trust since September 30, 2003. He also manages the domestic separate accounts and two offshore funds. The Statement of Additional Information provides additional information about Mr. McQuaid's compensation, other accounts he manages and his ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn

MANAGING THE FUND


Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiffs' complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Thermostat's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Portfolio Funds may make and the risks associated with them. In seeking to achieve the investment goals, the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in Thermostat's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by Thermostat's shareholders is not required to modify or change Thermostat's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Portfolio Funds may enter into a number of derivative strategies, including those that employ futures, options, straddles on similar investments, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Portfolio Funds may use these strategies to adjust their sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Portfolio Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

SHORT SALES
--------------------------------------------------------------------------------

A Portfolio Fund's short sales are subject to special risks. A short sale involves the sale by a Portfolio Fund of a security that it borrows from a third party in the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, a Portfolio Fund borrows the security from a third party. The Portfolio Fund is then obligated to return the security to the third party, requiring the Portfolio Fund to purchase the security at the market price at some later date. If the price of the security has increased, then the Portfolio Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security at the time it is sold short. Also, there is a risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio Fund.

OTHER INVESTMENTS STRATEGIES AND RISKS

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower rate of return on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

COMMERCIAL MORTGAGED-BACKED SECURITIES are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS (REMICS) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

ZERO COUPON BONDS
--------------------------------------------------------------------------------

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Portfolio Fund and distributed to its shareholders.

OTHER INVESTMENTS STRATEGIES AND RISKS

ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------

A Portfolio Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by a Portfolio's Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------


At times, CWAM or the advisers to the Portfolio Funds may determine that adverse market conditions make it desirable to temporarily suspend the Fund's or Portfolio Funds' respective normal investment activities. During such times, the Fund or Portfolio Funds may, but are not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund or Portfolio Funds from achieving their respective investment goals.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's Class Z fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information in the table reflects the financial results for a single Class Z share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended December 31, 2002 and the year ended December 31, 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND
--------------------------------------------------------------------------------


                                                                                                          INCEPTION
                                                                                                      SEPTEMBER 25, 2002
                                                                                                           THROUGH
                                                            2005            2004             2003     DECEMBER 31, 2002
                                                           CLASS Z         CLASS Z          CLASS Z        CLASS Z
------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE --
  BEGINNING OF PERIOD ($)                                   13.12           12.31           10.41           10.00
------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):

    Net investment income(a)                                 0.43            0.31            0.19            0.04

    Net realized and unrealized gain                         0.28            0.82            1.87            0.37
------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                           0.71            1.13            2.06            0.41
------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

    From net investment income                              (0.42)          (0.29)          (0.16)             --

    From net realized gains                                 (0.91)          (0.03)          (0.00)(b)          --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders              (1.33)          (0.32)          (0.16)             --
------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE --
  END OF PERIOD ($)                                         12.50           13.12           12.31           10.41
------------------------------------------------------------------------------------------------------------------------
  Total return(c)(d) (%)                                     5.50            9.17           19.79            4.10 (e)
------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
    Expenses(f)                                              0.25 (g)        0.25 (g)        0.38 (g)        0.62 (h)(i)

    Net investment income                                    3.28 (g)        2.48 (g)        1.64 (g)        1.41 (h)(i)

    Reimbursement                                            0.11            0.21            0.88           19.94 (h)

  Portfolio turnover rate (%)                                  96              67              61              11 (e)
  Net assets at end of period (in millions) ($)                26              21              14               4



(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(b)   Rounds to less than $0.01 per share.

(c)   Total return at net asset value assuming all distributions reinvested.


(d) Had the Investment Adviser and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.


(e)   Not annualized.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g)   The benefits derived from custody fees paid indirectly had no impact.

(h)   Annualized.

(i) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 0.60% and 1.43%, respectively for the period ended December 31, 2002.

APPENDIX A
--------------------------------------------------------------------------------

The following after tax returns of the Portfolio Funds are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

            UNDERSTANDING PERFORMANCE

            AVERAGE ANNUAL TOTAL RETURNS are a measure of a Portfolio Fund's average performance over the past one-year, five- year and ten-year (or life of Fund) periods. They include the effects of Portfolio Fund expenses. The Portfolio Fund's returns are compared to an index selected by the Portfolio Funds' adviser. All third-party trademarks are the property of their owners. Unlike each Portfolio Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------


                                                                  INCEPTION
                                                                     DATE       1 YEAR     5 YEARS       10 YEARS

Columbia Acorn Fund, Class Z (1) (%)                               6/10/70
   Return Before Taxes                                                           13.11       13.00        15.95
   Return After Taxes on Distributions                                           12.11       12.56        14.11
   Return After Taxes on Distributions and Sale of Fund Shares                    9.81       11.31        13.33
-------------------------------------------------------------------------------------------------------------------
Russell 2500(R) Index (%)                                            n/a          8.11        9.14        11.53

S&P 500 Index (%)                                                                 4.91        0.54         9.07

Russell 2000(R) Index (%)                                                         4.55        8.22         9.26



(1) The Fund's Class Z share total net annual fund were 0.74%; operating Class Z and expenses at total net assets December 31, of the 2005 Fund were (in millions) $10,399 and $16,391, respectively.


                                                                  INCEPTION                               LIFE OF
                                                                    DATE        1 YEAR     5 YEARS       THE FUND
Columbia Acorn Select, Class Z(1) (%)                             11/23/98
   Return Before Taxes                                                           11.08       11.36        14.69
   Return After Taxes on Distributions                                           10.58       11.15        14.16
   Return After Taxes on Distributions and Sale of Fund Shares                    7.84        9.91        12.84
-------------------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                             n/a         12.56        8.60        12.17 (2)


(1) The Fund's Class Z share total net annual fund were 0.99%; operating Class Z and expenses at total net assets December 31, of the 2005 Fund were (in millions) $688 and $1,787, respectively.

(2)   Performance information is from November 23, 1998.


                                                                  INCEPTION
                                                                     DATE       1 YEAR     5 YEARS       10 YEARS
Columbia Large Cap Value Fund, Class Z(1) (%)                      9/19/89
   Return Before Taxes                                                            9.15        4.15         8.79
   Return After Taxes on Distributions                                            8.38        3.31         6.41
   Return After Taxes on Distributions and Sale of Fund Shares                    6.19        3.18         6.60
-------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index (%)                                         n/a          7.05        5.28        10.94


(1) Nations Value Fund changed its name on September 19, 2005 to Columbia Large Cap Value Fund. The Fund's Class Z share total net annual fund operating expenses at March 31, 2005 were 0.77%; Class Z and total net assets of the Fund were (in millions) $1,376 and $1,771, respectively.

APPENDIX A




                                                                  INCEPTION
                                                                    DATE        1 YEAR     5 YEARS     10 YEARS (2)

Columbia Acorn International Fund, Class Z(1) (%)                  9/22/92
   Return Before Taxes                                                           21.81        9.06         11.93
   Return After Taxes on Distributions                                           20.96        8.78         10.94
   Return After Taxes on Distributions and Sale of Fund Shares                   15.54        7.84         10.21
-------------------------------------------------------------------------------------------------------------------
S&P/Citigroup EMI (Global ex-U.S.) Index (%)                         n/a         21.99       14.20          8.43

MSCI EAFE Index                                                                  13.54        4.55          5.84


(1) The Fund's Class Z share total net annual fund operating expenses at were 0.99%; Class December 31, Z and total net 2005 assets of the Fund were (in millions) $2,629 and $2,892, respectively.

(2) The Fund's performance in 1999 was achieved during a of unusual period market conditions.



                                                                  INCEPTION                              LIFE OF
                                                                    DATE        1 YEAR     5 YEARS         FUND

Columbia Dividend Income Fund, Class Z(1) (%)                      3/4/98
   Return Before Taxes                                                            6.62        5.22         6.51
   Return After Taxes on Distributions                                            6.27        4.72         5.33
   Return After Taxes on Distributions and Sale of Fund Shares                    4.76        4.30         4.95
-------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index (%)                                         n/a          7.05        5.28         6.40 (2)


(1) The Fund's Class Z share total net annual fund operating were 0.80%; Class expenses at Z and total net September 30, 2005 assets of the Fund were (in millions) $358 and $509, respectively.

(2)   Performance information is from March 4, 1998.


                                                                  INCEPTION                               LIFE OF
                                                                    DATE        1 YEAR     5 YEARS         FUND

Columbia LargeCap Enhanced Core Fund, Class Z(1) (%)               7/31/96
   Return Before Taxes                                                            6.70        1.69         9.02
   Return After Taxes on Distributions                                            4.52        0.09         7.49
   Return After Taxes on Distributions and Sale of Fund Shares                    4.56        0.66         7.25
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                    n/a          4.91        0.54         9.07 (2)


(1) Nations LargeCap Enhanced Core Fund changed its name on September 26, 2005 to Columbia LargeCap Enhanced Core Fund. The Fund's Class Z share total net annual fund operating expenses at March 31, 2005 were 0.50%; Class Z and total net assets of the Fund were (in millions) $325 and $343, respectively.

(2)   Performance information is from July 31, 1996.

APPENDIX A


                                                                  INCEPTION
                                                                   DATE (1)     1 YEAR     5 YEARS       10 YEARS

Columbia Federal Securities Fund, Class Z(2) (%)                   1/11/99
   Return Before Taxes                                                            2.48        5.05         5.28
   Return After Taxes on Distributions                                            0.94        3.23         3.02
   Return After Taxes on Distributions and Sale of Fund Shares                    1.60        3.21         3.08
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S. Government Bond Index (%)          n/a          1.68        4.82         5.50


(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on March 30, 1984, and Class Z shares were initially offered on January 11, 1999.

(2) The Fund's Class Z share total net annual fund operating expenses at August 31, 2005 were 0.83%; Class Z and total net assets of the Fund were (in millions) $39 and $872, respectively.


                                                                  INCEPTION
                                                                    DATE        1 YEAR      5 YEARS      10 YEARS

Columbia Intermediate Bond Fund, Class Z(1) (%)                    12/5/78
   Return Before Taxes                                                            2.40        6.31         6.36
   Return After Taxes on Distributions                                            0.69        4.14         3.86
   Return After Taxes on Distributions and Sale of Fund Shares                    1.55        4.08         3.86
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (%)                             n/a          2.43        5.87         6.16



(1) The Fund's Class Z share total net annual fund were 0.69%; operating Class Z and expenses at total net March 31, 2005 assets of the Fund were (in millions) $877 and $1,182, respectively.


                                                                  INCEPTION
                                                                    DATE        1 YEAR      5 YEARS      10 YEARS

Columbia Conservative High Yield Fund, Class Z(1) (%)              10/1/93
   Return Before Taxes                                                            2.68        5.82         6.41
   Return After Taxes on Distributions                                            0.43        3.22         3.34
   Return After Taxes on Distributions and Sale of Fund Shares                    1.72        3.38         3.54
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield, Cash Pay Index (%)                    n/a          2.83        8.76         6.80

JP Morgan Developed BB High Yield Index                              n/a          2.58        9.34         8.24


(1) The Fund's Class Z share total net annual fund operating expenses at August 31, 2005 were 0.70%; Class Z and total net assets of the Fund were (in thousands) $1,073 and $1,561, respectively.

APPENDIX B
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The table shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The table also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the table, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
COLUMBIA THERMOSTAT FUND -- CLASS Z SHARES
--------------------------------------------------------------------------------


   MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT               ASSUMED RATE OF RETURN
           0.00%                            $10,000.00                                       5%

                                                                            HYPOTHETICAL
            CUMULATIVE                                  CUMULATIVE            YEAR-END                 ANNUAL
           RETURN BEFORE      ANNUAL EXPENSE           RETURN AFTER         BALANCE AFTER              FEES &
  YEAR    FEES & EXPENSES         RATIO               FEES & EXPENSES      FEES & EXPENSES          EXPENSES (1)
------- ------------------- ------------------   ---------------------   -------------------   --------------------
   1           5.00%              0.25%                    4.75%             $10,475.00                $25.59
   2          10.25%              0.36%                    9.61%             $10,961.04                $38.58
   3          15.76%              0.36%                   14.70%             $11,469.63                $40.38
   4          21.55%              0.36%                   20.02%             $12,001.82                $42.25
   5          27.63%              0.36%                   25.59%             $12,558.71                $44.21
   6          34.01%              0.36%                   31.41%             $13,141.43                $46.26
   7          40.71%              0.36%                   37.51%             $13,751.19                $48.41
   8          47.75%              0.36%                   43.89%             $14,389.25                $50.65
   9          55.13%              0.36%                   50.57%             $15,056.91                $53.00
   10         62.89%              0.36%                   57.56%             $15,755.55                $55.46

TOTAL GAIN AFTER FEES AND EXPENSES                                          $ 5,755.55
TOTAL ANNUAL FEES AND EXPENSES                                                                        $444.80


(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

NOTES
--------------------------------------------------------------------------------


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                                                                              37

NOTES
--------------------------------------------------------------------------------


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38

NOTES
--------------------------------------------------------------------------------


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                                                                              39

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.


You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Management Distributors, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.COLUMBIAFUNDS.COM


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Acorn Trust: 811-01829

o     Columbia Thermostat Fund


________________________________________________________________________________


[LOGO] COLUMBIA FUNDS
       A MEMBER OF COLUMBIA MANAGEMENT

       (C)2006 COLUMBIA MANAGEMENT DISTRIBUTORS, INC.
       ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
       800.426.3750 WWW.COLUMBIAFUNDS.COM


                                                              INT-36/109467-0306

   Columbia Thermostat Fund  Prospectus, May 1, 2006
--------------------------------------------------------------------------------


Class A, B and C Shares

Advised by Columbia Wanger Asset Management, L.P.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal ............................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   9
Performance History ........................................................  13
Commissions and Other Expenses .............................................  15

YOUR ACCOUNT                                                                  17
--------------------------------------------------------------------------------
Choosing a Share Class .....................................................  17
How to Buy Shares ..........................................................  17
Investment Minimums ........................................................  18
Sales Charges (Commissions) ................................................  19
How to Exchange Shares .....................................................  24
How to Sell Shares .........................................................  24
Fund Policy on Trading of Fund Shares ......................................  25
Other Information About Your Account .......................................  26

BOARD OF TRUSTEES                                                             30
--------------------------------------------------------------------------------

MANAGING THE FUND                                                             31
--------------------------------------------------------------------------------
Investment Adviser .........................................................  31
Portfolio Manager ..........................................................  31
Legal Proceedings ..........................................................  32

OTHER INVESTMENT STRATEGIES AND RISKS                                         33
--------------------------------------------------------------------------------
Derivative Strategies ......................................................  33
When-Issued Securities and Forward Commitments .............................  33
Short Sales ................................................................  33
Asset-Backed Securities ....................................................  33
Mortgage-Backed Securities .................................................  34
Zero Coupon Bonds ..........................................................  34
Illiquid Investments .......................................................  34
Temporary Defensive Strategies .............................................  35

FINANCIAL HIGHLIGHTS                                                          36
--------------------------------------------------------------------------------

APPENDIX A                                                                    39
--------------------------------------------------------------------------------

APPENDIX B                                                                    42
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                   -----------------------------
                                                   Not FDIC    May lose Value
                                                               -----------------
                                                   Insured     No Bank Guarantee
                                                   -----------------------------

   The Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------


Columbia Thermostat Fund (Thermostat or the Fund) seeks to provide long-term total return.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


Columbia Thermostat Fund pursues its investment goal by investing in other mutual funds. As a "fund of funds," under normal circumstances, Thermostat allocates at least 95% of its net assets (Stock/Bond Assets) among a selected group of stock and bond mutual funds (Portfolio Funds) according to the current level of the Standard & Poor's 500 Stock Index (S&P 500) in relation to predetermined ranges set by the Fund's investment adviser. When the S&P 500 goes up, the Fund sells a portion of its stock funds and invests more in the bond funds; and when the S&P 500 goes down, the Fund increases its investment in the stock funds. Under normal circumstances, Thermostat may invest up to 5% of its net assets plus any cash received that day in cash, high quality short-term paper and government securities.


Asset allocation funds generally move assets from stocks to bonds when the market goes up, and from bonds to stocks when the market goes down. Most asset allocation funds are run by sophisticated investment professionals who make subjective decisions based on economic and financial data and complex graphs of market behavior. By contrast, the day-to-day investment decisions for Thermostat will be made according to a single predetermined rule. The temperature in your house is run by a single rule; your thermostat turns on the furnace if your house is too cold or turns on the air conditioner if your house is too warm. This Fund works the same way, so it is named Columbia Thermostat Fund.

Because Thermostat invests according to a pre-set program, there is no need for subjective day-to-day management. Although another successful asset allocation strategy might do better than Thermostat, Thermostat is designed for those who doubt the wisdom of trying to "time" the market and are unsure of the long-term trend of the stock market. Thermostat takes psychology out of investing; it avoids the temptation to buy more stocks because the stock market is currently going up or to sell stocks because the market is declining. Thermostat operates continuously and substantially automatically, subject to periodic review of the pre-set program by the Fund's adviser and its board of trustees. As described below, the supervisory committee of Thermostat's investment adviser will have authority to review the structure and allocation ranges of the stock-bond allocation table and to make any changes considered appropriate.

The Portfolio Funds are chosen by Thermostat's adviser to provide participation in the major sectors of the domestic stock and bond markets. If you believe that the stock market will tend to go up most of the time, then you should probably own a fully-invested stock fund and use a buy-and-hold strategy. Buy-and-hold was an excellent strategy in the 1982-1999 bull market. However, there have been long periods in the past when buy-and-hold was not the best strategy, such as 1930-1954 and 1969-1981, when the market fluctuated but did not make significant new highs. Thermostat may be a good investment choice for you if, for example, you believe that a remarkable bull market ended early in 2000 and that the market may not reach significant new highs for many years.

The Fund

Thermostat invests the Stock/Bond Assets among the Portfolio Funds according to an asset allocation table. The current allocation table is set forth below:

--------------------------------------------------------------------------------
   Stock/Bond Allocation Table
--------------------------------------------------------------------------------

                               How Thermostat will Invest the Stock/Bond Assets
                             ---------------------------------------------------
Level of the S&P 500         Stock Percentage                    Bond Percentage


over 1700                            0%                                100%
--------------------------------------------------------------------------------
1650-1700                            5                                  95
--------------------------------------------------------------------------------
1600-1650                           10                                  90
--------------------------------------------------------------------------------
1550-1600                           15                                  85
--------------------------------------------------------------------------------
1500-1550                           20                                  80
--------------------------------------------------------------------------------
1450-1500                           25                                  75
--------------------------------------------------------------------------------
1400-1450                           30                                  70
--------------------------------------------------------------------------------
1350-1400                           35                                  65
--------------------------------------------------------------------------------
1300-1350                           40                                  60
--------------------------------------------------------------------------------
1250-1300                           45                                  55
--------------------------------------------------------------------------------
1200-1250                           50                                  50
--------------------------------------------------------------------------------
1150-1200                           55                                  45
--------------------------------------------------------------------------------
1100-1150                           60                                  40
--------------------------------------------------------------------------------
1050-1100                           65                                  35
--------------------------------------------------------------------------------
1000-1050                           70                                  30
--------------------------------------------------------------------------------
950-1000                            75                                  25
--------------------------------------------------------------------------------
900-950                             80                                  20
--------------------------------------------------------------------------------
850-900                             85                                  15
--------------------------------------------------------------------------------
800-850                             90                                  10
--------------------------------------------------------------------------------
750-800                             95                                   5
--------------------------------------------------------------------------------
750 and under                      100                                   0

When the S&P 500 moves into a new band on the table, the Fund will promptly rebalance the stock-bond mix to reflect the new S&P price level by redeeming shares of some Portfolio Funds and purchasing shares of other Portfolio Funds. The only exception will be a "31-day Rule"; in order to reduce taxable events, after the Fund has increased its percentage allocation to either stock funds or bond funds, it will not decrease that allocation for at least 31 days. Following a change in the Fund's stock-bond mix, if the S&P 500 remains within the same band for a while, normal market fluctuations will change the values of the Fund's holdings of stock Portfolio Funds and bond Portfolio Funds. We will invest cash flows from sales (or redemptions) of Fund shares to bring the stock-bond mix back toward the allocation percentages for that S&P 500 band. For example, if the S&P 500 is in the 901-950 band, and the value of the holdings of the stock Portfolio Funds has dropped to 68% of the value of the holdings of all Portfolio Funds, new cash would be invested in the stock Portfolio Funds (or cash for redemptions would come from the bond Portfolio Funds). If the 31-day Rule is in effect, new cash flows will be invested at the stock-bond percentage allocation as of the latest rebalancing.

The Fund

As an illustrative example, suppose the following market events occurred:

                                                    How Thermostat will invest
Date               Level of the S&P 500                the Stock/Bond Assets
--------------------------------------------------------------------------------

Nov. 1       We begin when the market is 1240    50% stocks, 50% bonds
--------------------------------------------------------------------------------
Dec. 1       The S&P 500 goes to 1251            rebalance 45% stocks, 55% bonds
--------------------------------------------------------------------------------
Dec. 6       The S&P 500 drops back to 1245      no reversal for 31 days
--------------------------------------------------------------------------------
Jan. 2       The S&P 500 is at 1242              rebalance 50% stocks, 50% bonds
--------------------------------------------------------------------------------
Jan. 20      The S&P 500 drops to 1199           rebalance 55% stocks, 45% bonds

             The market has made a continuation move by going through a second action level, not a reversal move, so the 31-day Rule does not apply in this case.
--------------------------------------------------------------------------------
Jan. 30      The S&P 500 goes up to 1205         no reversal for 31 days
--------------------------------------------------------------------------------
Feb. 20      The S&P 500 is at 1210              rebalance 50% stocks, 50% bonds

The following table shows the six stock Portfolio Funds and three bond Portfolio Funds that Thermostat currently uses in its fund-of-funds structure and the current allocation percentage for each Portfolio Fund within the stock or bond category. The allocation percentage within each category is achieved by rebalancing the investments within the category whenever the S&P 500 moves into a new band on the allocation table, subject to the 31-day Rule described above. Thermostat does not liquidate its investment in one Portfolio Fund in order to invest in another Portfolio Fund except in connection with a rebalancing due to a move of the S&P 500 into a new band (or due to a change by the portfolio manager in the stock-bond allocation table in the Portfolio Funds or in the relative allocation among Portfolio Funds). Until a subsequent rebalancing, Thermostat's investments in, and redemptions from, the stock Portfolio Funds or the bond Portfolio Funds are allocated among such Portfolio Funds in a manner that will reduce any deviation of the relative values of Thermostat's holdings of such funds from the allocation percentages shown below.


--------------------------------------------------------------------------------
   Allocation of Stock/Bond Assets within Asset Classes
--------------------------------------------------------------------------------

Stock Funds                                  Type of Fund             Allocation
--------------------------------------------------------------------------------

Columbia Acorn Fund                      Small cap                        15%
--------------------------------------------------------------------------------
Columbia Acorn Select                    Mid-cap growth                   10%
--------------------------------------------------------------------------------
Columbia Large Cap Value Fund(1)         Large-cap value                  15%
--------------------------------------------------------------------------------
Columbia Acorn International             Mid-cap international
                                         growth                           15%
--------------------------------------------------------------------------------
Columbia Dividend Income Fund            Large-cap value                  20%
--------------------------------------------------------------------------------
Columbia LargeCap Enhanced Core Fund(2)  Large-cap blend                  25%
--------------------------------------------------------------------------------
Total                                                                    100%


Bond Funds                                      Type of Fund          Allocation
--------------------------------------------------------------------------------

Columbia Federal Securities Fund         U.S. government securities       30%
--------------------------------------------------------------------------------
Columbia Intermediate Bond Fund          Intermediate-term bonds          50%
--------------------------------------------------------------------------------
Columbia Conservative High Yield Fund    High-yield bonds                 20%
--------------------------------------------------------------------------------
Total                                                                    100%

(1) Thermostat formerly invested in Columbia Growth & Income Fund, which merged into Nations Value Fund on September 19, 2005. In connection with the merger, Nations Value Fund changed its name to Columbia Large Cap Value Fund.

(2) Nations LargeCap Enhanced Core Fund changed its name on September 26, 2005 to Columbia LargeCap Enhanced Core Fund.

As described below, Thermostat's portfolio manager will have authority to review the Portfolio Funds and the relative allocation percentages among the stock funds and among the bond funds and to make any changes considered appropriate.

The Fund

Thermostat is advised by Columbia Wanger Asset Management, L.P. (CWAM or the Adviser). Each of the Portfolio Funds is managed by CWAM or an affiliate of CWAM. The Fund will not pay any sales load on its purchases of shares of the Portfolio Funds.


On an annual basis, or on an "emergency" basis if necessary, the portfolio manager reviews the structure, allocation percentages and Portfolio Funds of Thermostat and makes any changes considered appropriate. The portfolio manager typically addresses the following questions:

      Should the stock-bond allocation table be revised? (perhaps because the stock market has made a long-term move outside of the 750-1700 S&P 500 bands)


      Should there be a change in the Portfolio Funds in which Thermostat invests, or should there be a change in the percentage allocations among the stock funds or the bond funds? (perhaps because of a change of portfolio managers, change of investment style or reorganization of a Portfolio Fund)


Any changes by the portfolio manager are expected to be infrequent.


The S&P 500 is a broad market-weighted average of U.S. blue-chip company stock performance.

The investment objectives and strategies of the current Portfolio Funds are described below:

Columbia Acorn Fund, Class Z (Acorn Fund)

Acorn Fund seeks to provide long-term growth of capital.

Acorn Fund generally invests in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Acorn Fund typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give a company a competitive advantage.

      o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Columbia Acorn Select, Class Z (Acorn Select)

Acorn Select seeks long-term growth of capital.

Acorn Select generally invests in the stocks of U.S. companies. The Fund is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-40) with market capitalizations under $20 billion at the time of initial purchase, offering the

The Fund

potential to provide above-average growth over time. The Fund believes that companies within this capitalization range, which are not as well known by financial analysts as the largest companies, may offer higher return potential than the stocks of companies with capitalizations above $20 billion.

Acorn Select typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give a company a competitive advantage.

      o A stock price the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

Although Acorn Select does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.


The Fund invests the majority of its assets in U.S. companies, but also may invest up to 25% of its assets in companies outside the United States in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


Columbia Large Cap Value Fund, Class Z (Value Fund)

Value Fund seeks growth of capital by investing in companies that are believed to be undervalued.

Value Fund normally invests at least 80% of its assets in common stocks of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its assets in large capitalization companies whose market capitalizations are within the range of the companies within the Russell 1000 Value Index (currently between $859 million and $367.5 billion) at the time of purchase. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million. The Fund may also invest up to 20% of its assets in foreign securities. The Fund may also invest in real estate investment trusts.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Columbia Acorn International, Class Z (Acorn International)

Acorn International seeks to provide long-term growth of capital.

Acorn International generally invests in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the United States with market capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, predominantly outside the United States, that are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

The Fund


Columbia Acorn International typically looks for companies with:

      o     A strong business franchise that offers growth potential.

      o     Products and services that give the company a competitive advantage.

      o A stock price the Fund's investment adviser believes is reasonable relative to the assets and earning power of the company.

Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Columbia Dividend Income Fund, Class Z (Dividend Income Fund)

Dividend Income Fund seeks current income and capital appreciation.

Under normal market conditions, Dividend Income Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but may also include preferred stocks and convertible securities. The Fund's investment adviser looks for investments that it believes offer prospects for dividend growth and capital appreciation.

The Fund generally will emphasize value stocks, but may purchase growth securities when such securities pay dividends or the adviser believes such securities have particularly good prospects for capital appreciation. In addition to equity securities, the Fund may also invest up to 20% of its net assets in debt securities, including lower-quality debt securities. The Fund may invest up to 20% of its net assets in securities of foreign issuers.

At times, the investment adviser may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Columbia LargeCap Enhanced Core Fund, Class Z (Core Fund)

Core Fund seeks, over the long term, to provide a total return that (before fees and expenses) exceeds the total return of the S&P 500 Index.

Under normal circumstances, Core Fund will invest at least 80% of its assets in a portfolio consisting of common stocks that are included in the S&P 500 Index, convertible securities that are convertible into stocks included in that index, and other derivatives whose economic returns are, by design, closely equivalent to the returns of the S&P 500 Index or its components. The S&P 500 Index is an unmanaged index of 500 widely held common stocks, and is not available for investment.

The portfolio manager tries to maintain a portfolio that matches the risk characteristics of the S&P 500 Index. The portfolio manager will, from time to time, vary the number and percentages of the Fund's holdings to try to

The Fund


provide higher returns than the S&P 500 Index and to reduce the risk of underperforming the index over time. The Fund generally holds fewer stocks than the index, and may hold securities that are not in the index.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Columbia Federal Securities Fund, Class Z (Federal Securities Fund)


Federal Securities Fund seeks as high a level of current income and total return as is consistent with prudent risk.

Under normal market conditions, Federal Securities Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies and instrumentalities. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. Certain securities of U.S. government agencies and instrumentalities in which the Fund invests are neither issued nor guaranteed by the U.S. Treasury. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater issuer risk than securities issued or guaranteed by the U.S. Treasury. The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by private entities. These securities must be rated investment grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch, Inc. (Fitch). The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the investment adviser's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the adviser considers a security's expected income together with its potential to rise or fall in price.

Federal Securities Fund generally maintains a duration of greater than three years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The Fund's adviser may vary the Fund's duration depending on its forecast of interest rates and market conditions. For example, when interest rates are expected to increase, the adviser may shorten the duration, and vice versa.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

Columbia Intermediate Bond Fund, Class Z (Intermediate Bond Fund)

Intermediate Bond Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

Under normal circumstances, the Intermediate Bond Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

      o debt securities issued by the U.S. government, including U.S. treasury securities and agency securities (agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages),

      o     debt securities of corporations, and

      o mortgage-backed and asset-backed securities issued by private (non-governmental) entities.

The Fund

Intermediate Bond Fund will invest at least 60% of its net assets in high-quality debt securities that are at the time of purchase:

      o     rated at least A by S&P;

      o     rated at least A by Moody's;

      o given a comparable rating by another nationally recognized rating agency; or

      o unrated securities that the Fund's adviser believes to be of comparable quality.

Intermediate Bond Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

      o     rated below BBB by S&P;

      o     rated below Baa by Moody's;

      o given a comparable rating by another nationally recognized rating agency; or

      o unrated securities that the Fund's adviser believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to 10 years. The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The Fund's adviser has wide flexibility to vary the allocation among different types of debt securities based on its judgment of which types of securities will outperform the others.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


Columbia Conservative High Yield Fund, Class Z (High Yield Fund)


High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal.

High Yield Fund pursues its objective by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. Normally, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in bonds rated Ba or B by Moody's or BB or B by S&P. No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. The value of an investment in the Fund is based primarily on the performance of the Portfolio Funds and the allocation of the Fund's assets among them. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

The Fund

Management risk. Management risk means that the adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. The Fund does not have the ability to affect how the portfolio managers of the Portfolio Funds manage those funds.

Market risk. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk. Since the Fund may invest in bond Portfolio Funds, it is subject to interest rate risk. This is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Issuer risk. Because a Portfolio Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


Credit risk. Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.


Structure risk and prepayment risk. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. With respect to investments in mortgage-backed securities, prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. Prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of an asset-backed and mortgage-backed security may be difficult to predict and result in greater volatility.

The Fund

Lower-rated debt securities. Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Medium-quality debt securities. Medium-quality debt securities, although considered investment grade, may have some speculative characteristics.

Equity risk. Since the Fund may invest in equity Portfolio Funds, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Value stocks. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the adviser's opinion, undervalued. If the adviser's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the investment adviser has placed on it.


Growth stocks. Because some of the Portfolio Funds invest in growth stocks, the Fund is subject to the risk that growth stocks may be out of favor with investors for an extended period of time. Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Market trends. The Fund is also subject to the risk that the investment adviser's decisions regarding asset classes and Portfolio Funds will not anticipate market trends successfully. For example, weighting Portfolio Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Portfolio Funds that invest in bonds during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Portfolio Funds.

Management has no control over the portfolio managers or investment decisions of the Portfolio Funds. However, decisions made by the Portfolio Funds' managers will have a significant effect on a Fund's performance.


Affiliated fund risk. In managing Thermostat, the portfolio manager will have authority to change the Portfolio Funds in which Thermostat invests or to change the percentage allocations among the stock funds or the bond funds. Since different Portfolio Funds pay different rates of management fees to CWAM or its affiliates, CWAM may have a conflict of interest selecting the Portfolio Funds or in determining the relative percentage allocations among Portfolio Funds.


Sector risk. Sector risk is inherent in the Portfolio Funds' investment strategies. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Portfolio Funds may have a large portion of their assets invested in a particular sector.

The Fund


Foreign securities. Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates will impact the dollar value of foreign securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that a Portfolio Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Emerging markets. Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


Smaller companies. Smaller companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stock.

Futures risk. Core Fund may use futures contracts periodically to manage liquidity. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Fund's volatility.

Derivatives risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The portfolio manager is not required to utilize derivatives to reduce risks.

Real estate investment trust risk. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.

Convertible securities. Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

The Fund


Market timers. Because Acorn International invests predominantly in foreign securities, it may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although Acorn International has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.


Portfolio turnover. The Fund may buy and sell shares of the Portfolio Funds frequently. This may result in more realized income and greater income taxes, and could increase the transaction costs of the underlying funds.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year and the life of the share class. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


--------------------------------------------------------------------------------

UNDERSTANDING PERFORMANCE


Calendar Year Total Returns show the Fund's Class A share performance for each completed calendar year since the Class commenced operations. They include the effects of Fund expenses, but not the effects of sales charges paid directly by the shareholder. If sales charges were included, these returns would be lower.

Average Annual Total Returns are a measure of the Fund's average performance over the past one-year and the life of the share class. The table shows returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares--see section "Your Account--Sales Charges (Commissions)."

The Fund's returns are compared to the S&P 500 Index, its benchmark with respect to equity securities, the Lehman Brothers U.S. Credit Intermediate Bond Index, the intermediate component of the Lehman Brothers U.S. Credit Index, its benchmark with respect to debt securities, and the Lipper Flexible Portfolio Funds Index. The S&P 500 Index is a broad market-weighted average of large U.S. blue-chip companies. The Lehman Brothers U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Lipper Flexible Portfolio Funds Index is an equal dollar-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.


--------------------------------------------------------------------------------

The Fund

--------------------------------------------------------------------------------
   Calendar Year Total Returns (Class A)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           1996              --
                           1997              --
                           1998              --
                           1999              --
                           2000              --
                           2001              --
                           2002              --
                           2003              --
                           2004            8.92%
                           2005            5.25%


                                         For the periods shown in bar chart:
                                         Best quarter: 4th quarter 2004, +5.75%
%                                        Worst quarter: 1st quarter 2005, -1.14%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
   Average Annual Total Returns--for periods ended December 31, 2005
--------------------------------------------------------------------------------

                                                                               Life of the
Share Class                                                          1 Year   Share Class(1)
   Class A (%)
      Return Before Taxes                                             -0.80      10.57
      Return After Taxes on Distributions                             -2.95       9.33
      Return After Taxes on Distributions and Sale of Fund Shares      0.65       8.59
-----------------------------------------------------------------------------------------------
   Class B (%)
      Return Before Taxes                                             -0.20      11.31
      Return After Taxes on Distributions                             -2.28      10.28
      Return After Taxes on Distributions and Sale of Fund Shares      1.09       9.35
-----------------------------------------------------------------------------------------------
   Class C (%)
      Return Before Taxes                                              3.53      12.09
      Return After Taxes on Distributions                              1.50      11.10
      Return After Taxes on Distributions and Sale of Fund Shares      3.52      10.06
-----------------------------------------------------------------------------------------------

Indices
      S&P 500 Index (%)                                                4.91      16.98(2)
-----------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Credit Intermediate Bond Index (%)          1.42       3.61(2)
-----------------------------------------------------------------------------------------------
      Lipper Flexible Portfolio Funds Index (%)                        6.34      14.60(2)

(1) The inception date for Class A, Class B and Class C shares is March 3, 2003.

(2) Performance information is from March 3, 2003.

The Fund


COMMISSIONS AND OTHER EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the commissions and other expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------

UNDERSTANDING EXPENSES

Sales Charges (Commissions) are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor, who compensates your financial advisor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Shareholder Fees(1) (commissions paid directly from your investment)
--------------------------------------------------------------------------------


                                                                         Class A   Class B    Class C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   5.75      None       None
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)     1.00(2)   5.00       1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)
(as a percentage of amount redeemed, if applicable)                       None(3)   None(3)    None(3)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.


(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.


(3)   There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
   Annual Fund Operating Expenses (deducted from Fund assets)
--------------------------------------------------------------------------------


                                                                         Class A   Class B   Class C
Management fees(1) (%)                                                     0.10      0.10     0.10
------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.25      0.85     1.00
------------------------------------------------------------------------------------------------------
Other expenses (%)                                                         0.30      0.34     0.33
------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                   0.65      1.29     1.43
------------------------------------------------------------------------------------------------------
Expense reimbursement/Waiver (%)                                          (0.15)    (0.19)   (0.18)
------------------------------------------------------------------------------------------------------
Net expense ratio(2) (%)                                                   0.50      1.10     1.25
------------------------------------------------------------------------------------------------------
Expense ratio of Portfolio Funds (%)                                       0.75      0.75     0.75
------------------------------------------------------------------------------------------------------
Net expense ratio including expenses of Portfolio Funds(3) (%)             1.25      1.85     2.00
------------------------------------------------------------------------------------------------------
Gross expense ratio including expenses of Portfolio Funds (%)              1.40      2.04     2.18

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the "Trust") pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust's average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in "Other expenses."

(2) The Fund's Adviser has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) do not exceed 0.25% annually through April 30, 2007. The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2006. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund's ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies) will not exceed 0.25% annually.

The Fund


(3) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on an asset allocation among Portfolio Funds as shown on page 4, based on the respective expense ratios of the Portfolio Funds for their respective last fiscal years. Based on this allocation, the Fund's estimated indirect annual expenses would have been 0.75%. Such expense ratios ranged from 0.50% to 0.99%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund's assets allocated to each Portfolio Fund from time to time. The assumed allocation of the Fund's net assets among the underlying Columbia Funds as shown on page 4 would have been as follows: Columbia Acorn Fund, 7.5%; Columbia Acorn Select Fund, 5%; Columbia Large Cap Value Fund, 7.5%; Columbia Acorn International, 7.5%; Columbia Dividend Income Fund, 10%; Columbia LargeCap Enhanced Core Fund, 12.5%; Columbia Federal Securities Fund, 15%; Columbia Intermediate Bond Fund, 25%; and Columbia Conservative High Yield Fund, 10%.

--------------------------------------------------------------------------------

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o     $10,000 initial investment

o     5% total return for each year

o     Fund operating expenses remain the same

o     Reinvestment of all dividends and distributions

o     Class B shares convert to Class A shares after eight years

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Example Expenses for a $10,000 investment(1) (your actual costs may be higher or lower)
--------------------------------------------------------------------------------


Class                                         1 Year  3 Years  5 years  10 years

Class A:                                       $695    $979     $1,283   $2,146
--------------------------------------------------------------------------------
Class B:    did not sell your shares           $188    $621     $1,081   $2,189

            sold all your shares
            at the end of the period           $688    $921     $1,281   $2,189
--------------------------------------------------------------------------------
Class C:    did not sell your shares           $203    $665     $1,153   $2,499

            sold all your shares at
            the end of the period              $303    $665     $1,153   $2,499

(1) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one-year period reflect the contractual cap on expenses referred to in footnote (2), but this arrangement is not reflected in the example expenses for the second and third years of the three-year period, the second through fifth years of the five year period, or the second through tenth years of the ten year period.

See Appendix B for additional hypothetical investment and expense information.

   Your Account
--------------------------------------------------------------------------------


CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

The Fund offers multiple classes of shares. This prospectus offers shares of three classes - Class A, Class B and Class C. Each of those share classes has its own commission and expense structure that affects the investment return of that class. Determining which share class is best for you depends on various factors, including the amount you are investing, how long you expect to hold your investment and your personal situation.

You should consult with your financial advisor before deciding which share class is most appropriate for you. The following considerations should be part of your assessment:

      o You will pay a commission if you buy Class A, B or C shares, either at the time of investment or redemption, or through ongoing distribution commission payments ("Rule 12b-1 fees") made from your investment over time, or both.

      o Class A shares require an up-front commission payment, but pay lower ongoing Rule 12b-1 fees than Class B and Class C shares. Class B and Class C shares have no up-front commission paid by the shareholder but pay higher ongoing commissions (Rule 12b-1 fees), and a deferred commission is imposed on a redemption of Class B shares within six years after purchase. The differential between classes will vary depending on the actual investment return for any given period.

      o Class A shares are generally more advantageous to an investor who intends to hold the shares for several years and invests an amount large enough to qualify for a reduced rate of initial sales commission, taking into account the commissions you may pay when redeeming shares of other classes. Class A shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.25% of the average value of the shares.

      o Class B shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 0.85% of the average value of the shares and automatically convert to Class A shares after eight years. A Class B shareholder of the Fund whose account has a value of less than $50,000 (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for reduced sales charges on Class A shares) may purchase additional Class B shares of the Fund to increase the account value up to a maximum of $49,999; any additional investment by the shareholder in that Fund will be invested in Class A shares of the Fund, without regard to the normal investment minimum for Class A shares, but will be subject to the applicable Class A shares up-front commission.

      o Class C shares are generally more advantageous to an investor who intends to hold shares for only a few years. Class C shares pay an ongoing annual commission (Rule 12b-1 fee) of up to 1.00% of the average value of the shares.

      o If you invest $1 million or more you can purchase Class A shares but not Class C shares.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other eligible investors. Class Z shares are offered by a separate prospectus.


HOW TO BUY SHARES
--------------------------------------------------------------------------------


When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Your Account

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The investment minimum for initial investment (by purchase, exchange or certain transfers) of Class A, B and C shares is $1,000. The investment minimum is applied at the class level. For group retirement plans, the investment minimum is determined based on the amount of the plan's investment rather than that of its individual participants. The Fund may establish exclusions from the investment minimum from time to time that it deems appropriate and consistent with the interests of shareholders. Please see the Statement of Additional Information for details on these exclusions. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums.


The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders. Finally, pursuant to the Trust's Agreement and Declaration of Trust, the Fund reserves the right to redeem your shares if your account falls below the minimum investment requirements.

Please see the Statement of Additional Information for more details on investment minimums.

--------------------------------------------------------------------------------
   Outlined below are the various options for buying shares:
--------------------------------------------------------------------------------


Method               Instructions
Through your         Your financial advisor can help you establish your account and buy Fund shares on your behalf. To receive the
financial advisor    current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check made payable to the Fund to the transfer agent,
(new account)        Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional investment stub included in your account statement,
(existing account)   or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc. for shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market fund. An exchange to another fund may incur a sales charge if the original purchase was not assessed a sales charge. To exchange by telephone, call 1-800-422-3737. Please see "How to
                     Exchange Shares" for more information.
-----------------------------------------------------------------------------------------------------------------------------------
By wire              You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds  You may purchase shares of the Fund by electronically transferring money from your bank account to your Fund
transfer             account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic            You may make monthly or quarterly investments automatically ($50 minimum) from your bank account to your Fund
investment plan      account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar     You may purchase shares of the Fund for your account by exchanging $100 or more each month from another fund
cost averaging       for shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by another fund into the same class of shares (and, in some
diversification      cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if exchanging from a money market fund. To invest your other dividends in the Fund, call
                     1-800-345-6611.

Your Account


SALES CHARGES (COMMISSIONS)
--------------------------------------------------------------------------------


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


Rule 12b-1 Plan The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act that permits it to pay its distributor ongoing sales and marketing fees (commissions) to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor, and your financial advisor may receive all or a portion of those fees attributable to your shares. The annual fee, as a percentage of the value of the shares, is normally 0.25% for Class A, 0.85% for Class B and 1.00% for Class C shares. These fees are paid out of the assets of these classes. Over time, these fees reduce the return on your investment. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the Rule 12b-1 fee thereafter.

Financial Intermediary Payments The Fund's distributor, investment adviser or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Fund's distributor, investment adviser or their affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis.

The Fund's distributor, investment adviser or their affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

Amounts paid by the Fund's distributor, investment adviser or their affiliates are paid out of the distributor's, investment adviser's or their affiliates' own revenue and do not increase the amount paid by you or your Fund.

Your Account


You can find further details about the payments made by the Fund's distributor, investment adviser or their affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor, investment adviser or their affiliates have agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor, investment adviser and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

Class A shares Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


--------------------------------------------------------------------------------
   Class A Sales Charges
--------------------------------------------------------------------------------
                                                                  % of offering
                                          Sales Charges as % of:      price
                                                         net       retained by
                                          offering      amount    your financial
Amount of purchase                         price       invested      advisor

Less than $50,000                           5.75         6.10         5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000               4.50         4.71         3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000              3.50         3.63         2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000              2.50         2.56         2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000            2.00         2.04         1.75
--------------------------------------------------------------------------------
$1,000,000 or more                          0.00         0.00         0.00


In addition to the initial sales charge paid to your financial advisor and distributor, a 0.25% annual commission is paid to your financial advisor over the life of your investment out of your Fund assets as a 12b-1 fee.


The Fund's distributor may also pay additional compensation to financial advisors as an incentive for promoting the sale of shares of funds that it distributes.


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

Your Account


For Class A share purchases of $1 million or more by certain group retirement plans, financial advisors receive a cumulative commission from the distributor as follows:


--------------------------------------------------------------------------------
   Purchases Over $1 Million
--------------------------------------------------------------------------------


Amount purchased                                                    Commission %

Less than $3 million                                                   1.00
--------------------------------------------------------------------------------
$3 million to less than $50 million                                    0.50
--------------------------------------------------------------------------------
$50 million or more                                                    0.25

For certain group retirement plans, financial advisors will receive a 1.00% commission from the distributor on all purchases less than $3 million.

--------------------------------------------------------------------------------

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (COMMISSIONS)


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

--------------------------------------------------------------------------------

Reduced Sales Charges (Commissions) for Larger Investments.


A.    What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

Your Account

B.    What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

      o     Individual accounts

      o     Joint accounts

      o     Certain IRA accounts

      o     Certain trusts

      o     UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


C.    How do I obtain a breakpoint discount?


The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.


D.    How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into other Columbia funds, as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.

Class B shares Your purchases of Class B shares are at Class B's net asset value. Purchases in Class B shares may not result in the account holding $50,000 or more of Class B shares (including for this purpose the combined value of all eligible accounts maintained by you that would be used to determine eligibility for

Your Account


reduced sales charges on Class A shares). In the event that an existing Class B shareholder seeks to add funds to such an account in excess of $49,999, the amount in excess may be invested in Class A shares without the imposition of the minimum investment requirement for Class A shares. Such purchases of Class A shares will be subject to the applicable sales load imposed on such purchases. See "Class A Sales Charges" on page 20.

Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold within six years of purchase. The CDSC declines over the six years and disappears in the seventh year. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the chart below. In addition, Class B shares bear ongoing service and distribution fees that are higher than those borne by Class A shares.

Purchases of less than $50,000:


--------------------------------------------------------------------------------
   Class B Sales Charges
--------------------------------------------------------------------------------


                                                               % deducted when
Holding period after purchase                                 shares are sold(1)

Through first year                                                   5.00
--------------------------------------------------------------------------------
Through second year                                                  4.00
--------------------------------------------------------------------------------
Through third year                                                   3.00
--------------------------------------------------------------------------------
Through fourth year                                                  3.00
--------------------------------------------------------------------------------
Through fifth year                                                   2.00
--------------------------------------------------------------------------------
Through sixth year                                                   1.00
--------------------------------------------------------------------------------
Longer than six years                                                0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.

Up-front commission to financial advisors is 4.00% and is paid by the distributor. In addition, from the annual fee of 0.85% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, the distributor receives 0.60% of the value of the shares for each of the first eight years, or an aggregate 4.80% over eight years, which will offset the commission it paid to your financial advisor. Your financial advisor is paid the remaining 0.25% as an ongoing commission for the life of your investment.


The conversion of Class B shares to Class A shares occurs automatically eight years after purchase.


Class C shares Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on your purchase of Class C shares, for which the distributor is repaid from the ongoing annual fee of 1.00% of the value of your shares paid out of your Fund assets as Rule 12b-1 fees, which is higher than the Rule 12b-1 fees borne by Class A and Class B shares.


--------------------------------------------------------------------------------
   Class C Sales Charges
--------------------------------------------------------------------------------


                                                               % deducted when
Holding period after purchase                                 shares are sold(1)

Through one year                                                     1.00
--------------------------------------------------------------------------------
Longer than one year                                                 0.00

(1) Applied to the net asset value at the time of purchase or sale, whichever is lower.

A 1.00% annual commission is paid to your financial advisor and the distributor over the life of your investment out of your Fund assets.

Your Account

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Columbia Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Columbia Management Distributors, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the adviser determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

Exchanges of Class B shares for Class B shares of another fund distributed by Columbia Management Distributors, Inc. in amounts of $50,000 or more are still permitted.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.

Your Account


--------------------------------------------------------------------------------
   Outlined below are the various options for selling shares:
--------------------------------------------------------------------------------

Method                Instructions
Through your          You may call your financial advisor to place your sell order. To receive the current trading day's price, your
financial advisor     financial advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by Columbia Management
                      Distributors, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-799-7526.
------------------------------------------------------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or, if applicable, stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program for amounts over
                      $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire               You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or
withdrawal plan       semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By electronic         You may sell shares of the Fund and request that the proceeds be electronically transferred to your bank.
funds transfer        Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

Your Account

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Columbia Funds (other than the Fund) impose a redemption fee on the proceeds of shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. Purchases, redemptions and exchanges made by Columbia Thermostat Fund are also not subject to the two round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.

Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


How the Fund's Share Price is Determined The price of each class of its Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced on days the NYSE is closed for trading.

Your Account

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the value of each security in its portfolio at the close of each trading day. Because some of the Portfolio Funds hold securities that are traded on foreign exchanges, the value of the Portfolio Funds' securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the Portfolio Fund's adviser believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. The use of an independent fair value pricing service is intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


Share Certificates Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
   Types of Distributions
--------------------------------------------------------------------------------

   Dividends        Represents interest and dividends earned from securities
                    held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
   Capital gains    Represents net long-term capital gains on sales of
                    securities held for more than 12 months and net short-term capital gains on sales of securities held for a 12-month period or less.

--------------------------------------------------------------------------------

UNDERSTANDING FUND DISTRIBUTIONS

The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

--------------------------------------------------------------------------------

Your Account

Distribution Options The Fund distributes any dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


--------------------------------------------------------------------------------
   Distribution Options
--------------------------------------------------------------------------------

   Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):

      o     send the check to your address of record

      o     send the check to a third-party address

      o     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


Tax Consequences Unless you are an entity exempt from income tax or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Income other than net capital gains received by the Fund from the Portfolio Funds (including dividends and distributions of short-term capital gains) will be distributed by the Fund (after deductions for expenses) and will be taxable to you as ordinary income, unless it is eligible to be treated as qualified dividend income. Because the Fund is an asset allocation fund and may realize taxable net short-term capital gains by selling shares of a Portfolio Fund in its portfolio with unrealized portfolio appreciation, investing in the Fund rather than directly in the Portfolio Fund may result in accelerated tax liability to you since the Fund must distribute its gains in accordance with the Internal Revenue Code of 1986.

Distributions of net capital gains received by the Fund from its Portfolio Funds, plus net long-term capital gains realized by the Fund from the purchase and sale of Portfolio Fund shares or other securities held by the Fund for more than one year, will be distributed by the Fund and will be taxable to you as long-term capital gains (even if you have held Fund shares for one year or less). If a shareholder who has received a capital gains distribution suffers a loss on the sale of his or her shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received. Long-term capital gains, including distributions of net capital gains, are currently subject to a maximum federal tax rate of 15%. This rate is less than the maximum rate imposed on other types of taxable income. Capital gains also may be advantageous since, unlike ordinary income, they may be offset by capital losses.

For purposes of determining the character of income received by the Fund when a Portfolio Fund distributes net capital gains to the Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Portfolio Fund for one year or less. Any loss incurred by the Fund on the sale of that Portfolio

Your Account

Fund's shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the net capital gain distribution.

High portfolio turnover may cause the Fund to realize short term capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

   Board of Trustees
--------------------------------------------------------------------------------

The Fund is governed by its board of trustees. More than 75% of the Fund's Trustees are independent, meaning that they have no affiliation with the adviser or the Funds, apart from the personal investments they have made as private individuals.

The independent Trustees bring backgrounds in business and the professions and academia to their task of working with the Funds' officers to establish the policies and oversee the activities of the Funds. Among the Trustees' responsibilities are selecting the investment adviser for the Funds; negotiating the advisory agreements; approving investment policies; monitoring fund operations, performance, and costs; reviewing contracts; and nominating or selecting new trustees.

Each Trustee serves until his or her retirement, resignation, death or removal; or otherwise as specified in the Fund's organizational documents. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. A Trustee must retire at the end of the year in which he or she attains the age of 75. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Funds of Columbia Acorn Trust. The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.


For more detailed information on the board of trustees, please refer to the Statement of Additional Information.

   Managing the Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISER
--------------------------------------------------------------------------------


Columbia Wanger Asset Management, L.P. (CWAM), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment adviser and is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. CWAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.

CWAM was previously named Liberty Wanger Asset Management, L.P., and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM is a wholly owned subsidiary of Columbia Management Group, LLC, which in turn is an indirect wholly owned subsidiary of Bank of America Corporation. As of December 31, 2005, CWAM managed more than $27.1 billion in assets.

CWAM's advisory fee for managing the Fund in 2005 was 0.10% of the Fund's average daily net assets. CWAM also received an administrative fee from the Fund in 2005 of 0.04% of the Fund's average daily net assets. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the period ended December 31, 2005.

The Portfolio Funds are managed by CWAM and its affiliate Columbia Management Advisors, LLC, previously named Columbia Management Company (CMA). On April 1, 2003, Colonial Management Associates and Stein Roe & Farnham Incorporated and other affiliated investment adviser entities were merged with and into CMA. CMA assumed all of the business associated with each of the merged investment advisers. Like CWAM, CMA is owned by Columbia Management Group, LLC. CMA also may provide administrative and operational services to Thermostat.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

The portfolio manager reviews on an infrequent basis the structure and allocation ranges of Thermostat and makes any changes considered appropriate.

Charles P. McQuaid, is president and a member of Columbia Acorn Trust's Board of Trustees. He has been president of CWAM since October 13, 2003, chief investment officer of CWAM since September 30, 2003, was the director of research at CWAM and its predecessor from July 1992 through December 2003, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Columbia Acorn Fund's management team since 1978, co-managed Columbia Acorn Fund from 1995 through September 29, 2003 and has been the Fund's lead portfolio manager since September 30, 2003. He served as CWAM's interim director of international research from October 2003 to December 15, 2004. Mr. McQuaid has been the president of Wanger Advisors Trust since September 30, 2003. He also manages two domestic separate accounts and two offshore funds. The Statement of Additional Information provides additional information about Mr. McQuaid's compensation, other accounts he manages and his ownership of securities in the Fund.

Managing the Fund

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Trust, CWAM and the trustees of the Trust are named as defendants in class and derivative complaints, which were consolidated in a Multi-District Action in the federal district court for the District of Maryland on February 20, 2004. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. All claims against Columbia Acorn Trust and its independent trustees have been dismissed; however, the interested trustees of the Columbia Acorn Trust are still parties to the litigation.

CWAM, the Columbia Acorn Funds and the trustees of the Trust are defendants in a consolidated lawsuit, filed on August 2, 2004 in the federal district court for the District of Massachusetts, alleging that CWAM charged excessive fees, including advisory fees and Rule 12b-1 fees, and used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over the other mutual funds to investors. The complaint alleges CWAM and the trustees of the Trust breached certain common law duties and federal laws. All claims against all defendants in this lawsuit have been dismissed. However, the plaintiffs have filed a notice of appeal with the United States Court of Appeals for the First Circuit.

The Trust and CWAM are also defendants in a class action lawsuit, filed on November 13, 2003 in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois, that alleges, in summary, that the Trust and CWAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The Seventh Circuit Court of Appeals ordered the district court to dismiss the plaintiff's complaint. However, plaintiffs are in the process of appealing that decision before the United States Supreme Court.

On March 21, 2005, a class action complaint was filed against the Trust and CWAM in the Superior Court of the Commonwealth of Massachusetts seeking to rescind the contingent deferred sales charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing by certain shareholders of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been transferred to the Multi-District Action in the federal district court of Maryland.

The Trust and CWAM intend to defend these suits vigorously.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Fund.

In connection with the events described in detail above, various parties have filed suit against certain funds, their boards and/or Bank of America (and affiliated entities). These suits are ongoing. However, based on currently available information, the Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and CWAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Fund.

   Other Investment Strategies and Risks
--------------------------------------------------------------------------------

Thermostat's principal investment strategies and associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Portfolio Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Portfolio Funds may invest in various types of securities and engage in various investment techniques that are not their principal focus and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in Thermostat's Statement of Additional Information, which you may obtain free of charge (see back cover). The adviser may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by Thermostat's shareholders is not required to modify or change Thermostat's investment goal or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------


The Portfolio Funds may enter into a number of hedging strategies, including those that employ futures, options, straddles or similar investments, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Portfolio Funds may use these strategies to adjust for other hedging purposes (i.e., attempting their sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to a Portfolio Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

SHORT SALES
--------------------------------------------------------------------------------

A Portfolio Fund's short sales are subject to special risks. A short sale involves the sale by a Portfolio Fund of a security that it borrows from a third party in the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, a Portfolio Fund borrows the security from a third party. The Portfolio Fund is then obligated to return the security to the third party, requiring the Portfolio Fund to purchase the security at the market price at some later date. If the price of the security has increased, then the Portfolio Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security at the time it is sold short. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio Fund.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and therefore, cause a

Other Investments Strategies and Risks

Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------

Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae, and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgaged-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. These loans usually contain prepayment penalties that provide protection from refinancing in a declining interest rate environment.

Real estate mortgage investment conduits (REMICs) are multi-class securities that qualify for special tax treatment under the Internal Revenue Code. REMICs invest in certain mortgages that are secured principally by interests in real property such as single family homes.

ZERO COUPON BONDS
--------------------------------------------------------------------------------

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to a Portfolio Fund and distributed to its shareholders.

ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------

A Portfolio Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by a Portfolio Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Other Investments Strategies and Risks

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, CWAM or the advisers to the Portfolio Funds may determine that adverse market conditions make it desirable to temporarily suspend the Fund's or Portfolio Funds' respective normal investment activities. During such times, the Fund or Portfolio funds may, but are not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund or Portfolio Funds from achieving their respective investment goals.

   Financial Highlights
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited for the years ended December 31, 2004 and 2005 by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended December 31, 2003 is included in the Fund's financial statements that have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


--------------------------------------------------------------------------------
   Columbia Thermostat Fund
--------------------------------------------------------------------------------


                                                                              Inception
                                                                            March 3, 2003
                                                                               through
                                                       2005      2004     December 31, 2003
                                                      Class A   Class A        Class A
                                                      -------   -------   -----------------
Net asset value --
Beginning of period ($)                                13.11     12.30          10.10
---------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment income(a)                             0.39      0.28           0.18
   Net realized and unrealized gain                     0.29      0.81           2.15
---------------------------------------------------------------------------------------------
Total from Investment Operations                        0.68      1.09           2.33
---------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net investment income                          (0.39)    (0.25)         (0.13)
   From net realized gains                             (0.91)    (0.03)         (0.00)(b)
---------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (1.30)    (0.28)         (0.13)
---------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                      12.49     13.11          12.30
---------------------------------------------------------------------------------------------
Total return (%)(d)                                     5.25      8.92          23.10(e)
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(f)(g)                                       0.50      0.50           0.57(h)
   Net investment income(g)                             2.97      2.23           1.86(h)
   Reimbursement                                        0.15      0.33           0.66(h)
Portfolio turnover rate (%)                               96        67             61
Net assets at end of period (000's) ($)               71,034    77,092         42,271


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.


(b)   Rounds to less than $(0.01) per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Investment Adviser and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.


(f) Does not include expenses of the investment companies in which the Fund invests.

(g)   The benefits derived from custody fees paid indirectly had no impact.

(h)   Annualized.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Thermostat Fund
--------------------------------------------------------------------------------


                                                                              Inception
                                                                            March 3, 2003
                                                                               through
                                                       2005       2004    December 31, 2003
                                                      Class B   Class B        Class B
                                                      -------   -------   -----------------
Net asset value --
Beginning of period ($)                                13.14     12.32          10.10
---------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment income(a)                             0.31      0.19           0.10
   Net realized and unrealized gain                     0.28      0.83           2.16
---------------------------------------------------------------------------------------------
Total from Investment Operations                        0.59      1.02           2.26
---------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net investment income                          (0.31)    (0.17)         (0.04)
   From net realized gains                             (0.91)    (0.03)         (0.00)(b)
---------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (1.22)    (0.20)         (0.04)
---------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                      12.51     13.14          12.32
---------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                  4.56      8.27          22.38(e)
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(f)(g)                                       1.10      1.18           1.32(h)
   Net investment income(g)                             2.39      1.55           1.06(h)
   Reimbursement                                        0.19      0.29           0.66(h)
Portfolio turnover rate (%)                               96        67             61
Net assets at end of period (000's) ($)               78,444    78,040         51,501


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.


(b)   Rounds to less than $(0.01) per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Investment Adviser and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.


(f) Does not include expenses of the investment companies in which the Fund invests.

(g)   The benefits derived from custody fees paid indirectly had no impact.

(h)   Annualized.

Financial Highlights

--------------------------------------------------------------------------------
   Columbia Thermostat Fund
--------------------------------------------------------------------------------


                                                                              Inception
                                                                            March 3, 2003
                                                                               through
                                                       2005       2004    December 31, 2003
                                                      Class C   Class C        Class C
                                                      -------   -------   -----------------
Net asset value --
Beginning of period ($)                                13.13     12.32          10.10
---------------------------------------------------------------------------------------------
Income from Investment Operations ($):
   Net investment income(a)                             0.29      0.19           0.11
   Net realized and unrealized gain                     0.29      0.81           2.15
---------------------------------------------------------------------------------------------
Total from Investment Operations                        0.58      1.00           2.26
---------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders ($):
   From net investment income                          (0.29)    (0.16)         (0.04)
   From net realized gains                             (0.91)    (0.03)         (0.00)(b)
---------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (1.20)    (0.19)         (0.04)
---------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                      12.51     13.13          12.32
---------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                  4.49      8.13          22.38(e)
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data (%):
   Expenses(f)(g)                                       1.25      1.25           1.32(h)
   Net investment income(g)                             2.21      1.48           1.10(h)
   Reimbursement                                        0.19      0.26           0.66(h)
Portfolio turnover rate (%)                               96        67             61
Net assets at end of period (000's) ($)               28,316    31,161         20,087


(a) Per share data was calculated using average shares outstanding during the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.


(b)   Rounds to less than $(0.01) per share.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Investment Adviser and/or Transfer Agent not reimbursed a portion of expenses, total return would have been reduced.

(e)   Not annualized.


(f) Does not include expenses of the investment companies in which the Fund invests.

(g)   The benefits derived from custody fees paid indirectly had no impact.

(h)   Annualized.

   Appendix A
--------------------------------------------------------------------------------

The following after tax returns of the Portfolio Funds are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Portfolio Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

UNDERSTANDING PERFORMANCE

Average annual total returns are a measure of a Portfolio Fund's average performance over the past one-year, five- year and ten-year (or life of Fund) periods. They include the effects of Portfolio Fund expenses.

The Portfolio Fund's returns are compared to an index selected by the Portfolio Funds' adviser. All third-party trademarks are the property of their owners. Unlike each Portfolio Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Average Annual Total Returns -- for periods ended December 31, 2005
--------------------------------------------------------------------------------

                                                                 Inception
                                                                    Date     1 Year   5 Years   10 Years
Columbia Acorn Fund, Class Z(1) (%)                               6/10/70
   Return Before Taxes                                                        13.11    13.00      15.95
   Return After Taxes on Distributions                                        12.11    12.56      14.11
   Return After Taxes on Distributions and Sale of Fund Shares                 9.81    11.31      13.33
----------------------------------------------------------------------------------------------------------
Russell 2500(R) Index (%)                                             n/a      8.11     9.14      11.53
S&P 500 Index (%)                                                              4.91     0.54       9.07
Russell 2000(R) Index (%)                                                      4.55     8.22       9.26

(1) The Fund's Class Z share total net annual fund operating expenses at December 31, 2005 were 0.74%; Class Z and total net assets of the Fund were (in millions) $10,399 and $16,391, respectively.

                                                                 Inception                       Life of
                                                                    Date     1 Year   5 Years   the Fund
Columbia Acorn Select, Class Z(1) (%)                             11/23/98
   Return Before Taxes                                                        11.08    11.36    14.69
   Return After Taxes on Distributions                                        10.58    11.15    14.16
   Return After Taxes on Distributions and Sale of Fund Shares                 7.84     9.91    12.84
----------------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                                               n/a    12.56     8.60    12.17(2)

(1) The Fund's Class Z share total net annual fund operating expenses at December 31, 2005 were 0.99%; Class Z and total net assets of the Fund were (in millions) $688 and $1,787, respectively.

(2)   Performance information is from November 23, 1998.

                                                                 Inception
                                                                    Date     1 Year   5 Years   10 Years
Columbia Large Cap Value Fund, Class Z(1) (%)                     9/19/89
   Return Before Taxes                                                        9.15      4.15       8.79
   Return After Taxes on Distributions                                        8.38      3.31       6.41
   Return After Taxes on Distributions and Sale of Fund Shares                6.19      3.18       6.60
----------------------------------------------------------------------------------------------------------
Russell 1000 Value Index (%)                                          n/a     7.05      5.28      10.94

(1) Nations Value Fund changed its name on September 19, 2005 to Columbia Large Cap Value Fund. The Fund's Class Z share total net annual fund operating expenses at March 31, 2005 were 0.77%; Class Z and total net assets of the Fund were (in millions) $1,376 and $1,771, respectively.

Appendix A


                                                                 Inception
                                                                    Date     1 Year   5 Years   10 Years(2)
Columbia Acorn International Fund, Class Z(1) (%)                 9/22/92
   Return Before Taxes                                                        21.81     9.06       11.93
   Return After Taxes on Distributions                                        20.96     8.78       10.94
   Return After Taxes on Distributions and Sale of Fund Shares                15.54     7.84       10.21
-------------------------------------------------------------------------------------------------------------
S&P/Citigroup EMI (Global ex-U.S.) Index (%)                          n/a     21.99    14.20        8.43

MSCI EAFE Index                                                               13.54     4.55        5.84

(1) The Fund's Class Z share total net annual fund operating expenses at December 31, 2005 were 0.99%; Class Z and total net assets of the Fund were (in millions) $2,629 and $2,892, respectively.

(2) The Fund's performance in 1999 was achieved during a period of unusual market conditions.

                                                                 Inception                      Life of
                                                                    Date     1 Year   5 Years     Fund
Columbia Dividend Income Fund, Class Z(1) (%)                     3/4/98
   Return Before Taxes                                                        6.62      5.22      6.51
   Return After Taxes on Distributions                                        6.27      4.72      5.33
   Return After Taxes on Distributions and Sale of Fund Shares                4.76      4.30      4.95
-------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index (%)                                         n/a      7.05      5.28      6.40(2)

(1) The Fund's Class Z share total net annual fund operating expenses at September 30, 2005 were 0.80%; Class Z and total net assets of the Fund were (in millions) $358 and $509, respectively.

(2)   Performance information is from March 4, 1998.

                                                                 Inception                      Life of
                                                                    Date     1 Year   5 Years     Fund
Columbia LargeCap Enhanced Core Fund, Class Z(1) (%)              7/31/96
   Return Before Taxes                                                        6.70      1.69      9.02
   Return After Taxes on Distributions                                        4.52      0.09      7.49
   Return After Taxes on Distributions and Sale of Fund Shares                4.56      0.66      7.25
------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                     n/a     4.91      0.54      9.07(2)

(1) Nations LargeCap Enhanced Core Fund changed its name on September 26, 2005 to Columbia LargeCap Enhanced Core Fund. The Fund's Class Z share total net annual fund operating expenses at March 31, 2005 were 0.50%; Class Z and total net assets of the Fund were (in millions) $325 and $343, respectively.

(2)   Performance information is from July 31, 1996.

Appendix A


                                                                 Inception
                                                                  Date(1)    1 Year   5 Years   10 Years
Columbia Federal Securities Fund, Class Z(2) (%)                  1/11/99
   Return Before Taxes                                                        2.48      5.05      5.28
   Return After Taxes on Distributions                                        0.94      3.23      3.02
   Return After Taxes on Distributions and Sale of Fund Shares                1.60      3.21      3.08
----------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate U.S. Government Bond Index (%)           n/a     1.68      4.82      5.50

(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on March 30, 1984, and Class Z shares were initially offered on January 11, 1999.

(2) The Fund's Class Z share total net annual fund operating expenses at August 31, 2005 were 0.83%; Class Z and total net assets of the Fund were (in millions) $39 and $872, respectively.

                                                                 Inception
                                                                    Date     1 Year   5 Years   10 Years
Columbia Intermediate Bond Fund, Class Z(1) (%)                   12/5/78
   Return Before Taxes                                                        2.40      6.31      6.36
   Return After Taxes on Distributions                                        0.69      4.14      3.86
   Return After Taxes on Distributions and Sale of Fund Shares                1.55      4.08      3.86
----------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (%)                              n/a     2.43      5.87      6.16

(1) The Fund's Class Z share total net annual fund operating expenses at March 31, 2005 were 0.69%; Class Z and total net assets of the Fund were (in millions) $877 and $1,182, respectively.

                                                                 Inception
                                                                    Date     1 Year   5 Years   10 Years
Columbia Conservative High Yield Fund, Class Z(1) (%)             10/1/93
   Return Before Taxes                                                        2.68      5.82      6.41
   Return After Taxes on Distributions                                        0.43      3.22      3.34
   Return After Taxes on Distributions and Sale of Fund Shares                1.72      3.38      3.54
----------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield, Cash Pay Index (%)                     n/a     2.83      8.76      6.80

JP Morgan Developed BB High Yield Index                               n/a     2.58      9.34      8.24

(1) The Fund's Class Z share total net annual fund operating expenses at August 31, 2005 were 0.70%; Class Z and total net assets of the Fund were (in thousands) $1,073 and $1,561, respectively.

   APPENDIX B
--------------------------------------------------------------------------------


Hypothetical Investment and Expense Information
--------------------------------------------------------------------------------

The Fund is required to disclose the following supplemental hypothetical investment information, which provides additional information about the effect of the expenses paid by the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The tables show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The tables also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the tables, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

--------------------------------------------------------------------------------
   Columbia Thermostat Fund -- Class A Shares
--------------------------------------------------------------------------------

         Maximum Sales Charge              Initial Hypothetical Investment Amount       Assumed Rate of Return
                5.75%                                   $10,000.00                               5%

                                                                                     Hypothetical
                          Cumulative                               Cumulative          Year-End           Annual
                        Return Before       Annual Expense        Return After       Balance After        Fees &
Year                   Fees & Expenses          Ratio            Fees & Expenses    Fees & Expenses    Expenses(1)
----                   ---------------      --------------       ---------------    ---------------    ------------
1                            5.00%               0.50%               -1.51%(2)        $  9,849.13        $  623.19
2                           10.25%               0.65%                2.78%           $ 10,277.56        $   65.41
3                           15.76%               0.65%                7.25%           $ 10,724.64        $   68.26
4                           21.55%               0.65%               11.91%           $ 11,191.16        $   71.23
5                           27.63%               0.65%               16.78%           $ 11,677.97        $   74.32
6                           34.01%               0.65%               21.86%           $ 12,185.96        $   77.56
7                           40.71%               0.65%               27.16%           $ 12,716.05        $   80.93
8                           47.75%               0.65%               32.69%           $ 13,269.20        $   84.45
9                           55.13%               0.65%               38.46%           $ 13,846.41        $   88.13
10                          62.89%               0.65%               44.49%           $ 14,448.73        $   91.96

Total Gain After Fees and Expenses                                                    $  4,448.73

Total Annual Fees and Expenses                                                                           $1,325.43

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)   Reflects deduction of the maximum initial sales charge.

Appendix B

--------------------------------------------------------------------------------
   Columbia Thermostat Fund -- Class B Shares
--------------------------------------------------------------------------------

         Maximum Sales Charge              Initial Hypothetical Investment Amount       Assumed Rate of Return
                0.00%                                   $10,000.00                               5%

                                                                                     Hypothetical
                          Cumulative                               Cumulative          Year-End           Annual
                        Return Before       Annual Expense        Return After       Balance After        Fees &
Year                   Fees & Expenses          Ratio            Fees & Expenses    Fees & Expenses    Expenses(1)
----                   ---------------      --------------       ---------------    ---------------    ------------
1                            5.00%               1.10%                3.90%           $ 10,390.00       $   112.15
2                           10.25%               1.29%                7.75%           $ 10,775.47       $   136.52
3                           15.76%               1.29%               11.75%           $ 11,175.24       $   141.58
4                           21.55%               1.29%               15.90%           $ 11,589.84       $   146.83
5                           27.63%               1.29%               20.20%           $ 12,019.82       $   152.28
6                           34.01%               1.29%               24.66%           $ 12,465.76       $   157.93
7                           40.71%               1.29%               29.28%           $ 12,928.24       $   163.79
8                           47.75%               1.29%               34.08%           $ 13,407.88       $   169.87
9                           55.13%               0.65%               39.91%           $ 13,991.12       $    89.05
10                          62.89%               0.65%               46.00%           $ 14,599.73       $    92.92

Total Gain After Fees and Expenses                                                    $  4,599.73

Total Annual Fees and Expenses                                                                          $ 1,362.92

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Appendix B

--------------------------------------------------------------------------------
   Columbia Thermostat Fund -- Class C Shares
--------------------------------------------------------------------------------

         Maximum Sales Charge              Initial Hypothetical Investment Amount       Assumed Rate of Return
                0.00%                                   $10,000.00                               5%

                                                                                     Hypothetical
                          Cumulative                               Cumulative          Year-End           Annual
                        Return Before       Annual Expense        Return After       Balance After        Fees &
Year                   Fees & Expenses          Ratio            Fees & Expenses    Fees & Expenses    Expenses(1)
----                   ---------------      --------------       ---------------    ---------------    ------------
1                            5.00%               1.25%                3.75%            $10,375.00        $  127.34
2                           10.25%               1.43%                7.45%            $10,745.39        $  151.01
3                           15.76%               1.43%               11.29%            $11,129.00        $  156.40
4                           21.55%               1.43%               15.26%            $11,526.30        $  161.99
5                           27.63%               1.43%               19.38%            $11,937.79        $  167.77
6                           34.01%               1.43%               23.64%            $12,363.97        $  173.76
7                           40.71%               1.43%               28.05%            $12,805.37        $  179.96
8                           47.75%               1.43%               32.63%            $13,262.52        $  186.39
9                           55.13%               1.43%               37.36%            $13,735.99        $  193.04
10                          62.89%               1.43%               42.26%            $14,226.36        $  199.93

Total Gain After Fees and Expenses                                                     $ 4,226.36

Total Annual Fees and Expenses                                                                           $1,697.58

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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                                                                              45

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46

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                                                                              47

FOR MORE INFORMATION
--------------------------------------------------------------------------------


Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:

Columbia Management Distributors, Inc.


One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:


Columbia Acorn Trust: 811-01829


o     Columbia Thermostat Fund

--------------------------------------------------------------------------------

[COLUMBIAFUNDS(R) LOGO]   ColumbiaFunds

                          A Member of Columbia Management

                          (C)2006 Columbia Management Distributors, Inc. One Financial Center, Boston, MA 02111-2621
                          800.426.3750 www.columbiafunds.com


                                                              INT-36/109496-0306

                              COLUMBIA ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2006



This Statement of Additional Information ("SAI") contains information that may be useful to investors but is not included in the Prospectuses of Columbia Acorn Trust, formerly named Liberty Acorn Trust ("Columbia Acorn" or "Trust"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Trust dated May 1, 2006. This SAI should be read together with a Prospectus and the Trust's most recent Annual Report dated December 31, 2005. Investors may obtain a free copy of a Prospectus and Annual Report from Columbia Management Distributors, Inc. ("CMD"), One Financial Center, Boston, MA 02111-2621, by calling 1-800-426-3750 or by visiting the Trust's website at www.columbiafunds.com. The Financial Statements and Report of the Independent Registered Public Accounting Firm appearing in the Trust's December 31, 2005 Annual Report are incorporated in this SAI by reference.

Definitions. . . . . . . . . . . . . . . . . . . . . . . . . .   2
Organization and History . . . . . . . . . . . . . . . . . . .   2
Investment Policies. . . . . . . . . . . . . . . . . . . . . .   2
Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . .  16
Additional Information Concerning Certain Investment Practices  16
Taxes - General. . . . . . . . . . . . . . . . . . . . . . . .  29
Management of the Trust. . . . . . . . . . . . . . . . . . . .  34
CMD's Charges and Expenses . . . . . . . . . . . . . . . . . .  51
Code of Ethics . . . . . . . . . . . . . . . . . . . . . . . .  59
Anti-Money Laundering Compliance . . . . . . . . . . . . . . .  59
Proxy Voting Policies and Fund Proxy Voting Record . . . . . .  59
Disclosure of Portfolio Information. . . . . . . . . . . . . .  60
Custodian. . . . . . . . . . . . . . . . . . . . . . . . . . .  61
Independent Registered Public Accounting Firm. . . . . . . . .  61
Determination of Net Asset Value . . . . . . . . . . . . . . .  61
How to Buy Shares. . . . . . . . . . . . . . . . . . . . . . .  63
Special Purchase Programs/Investor Services. . . . . . . . . .  67
Programs for Reducing or Eliminating Sales Charges . . . . . .  68
How to Sell Shares . . . . . . . . . . . . . . . . . . . . . .  71
How to Exchange Shares . . . . . . . . . . . . . . . . . . . .  73
Distributions. . . . . . . . . . . . . . . . . . . . . . . . .  74
Suspension of Redemptions. . . . . . . . . . . . . . . . . . .  74
Shareholder Liability. . . . . . . . . . . . . . . . . . . . .  74
Shareholder Meetings . . . . . . . . . . . . . . . . . . . . .  74
Performance Measures and Information . . . . . . . . . . . . .  75
Appendix I - Description of Bond Ratings . . . . . . . . . . .  77
Appendix II - Proxy Voting Policy and Procedures . . . . . . .  79

INT-39/109699-0406

                              COLUMBIA ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2006

DEFINITIONS

       "Trust"                       Columbia Acorn Trust
       "Funds"                       Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA,
                                     Columbia Acorn Select, Columbia Acorn International Select and Columbia
                                     Thermostat Fund
       "Portfolio Funds"             Funds in which Columbia Thermostat Fund may invest, including Columbia Acorn
                                     Fund, Columbia Acorn Select, Columbia Acorn International, Columbia Dividend
                                     Income Fund, Columbia LargeCap Enhanced Core Fund, Columbia Large Cap Value
                                     Fund, Columbia Federal Securities Fund, Columbia Intermediate Bond Fund and
                                     Columbia Conservative High Yield Fund
       "Adviser" or "Columbia WAM"   Columbia Wanger Asset Management, L.P., the Funds' investment adviser and administrator
       "CMD"                         Columbia Management Distributors, Inc., the Funds' distributor
       "CMS"                         Columbia Management Services, Inc., the Funds' shareholder services and transfer agent
       "CDSC"                        Contingent Deferred Sales Charge
       "FSF"                         Financial Service Firm
       "Application"                 Investment Account Application

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized on April 21, 1992 as successor to The Acorn Fund, Inc., which became the Acorn Fund series of the Trust. Prior to October 13, 2003, the Trust was named Liberty Acorn Trust, and prior to September 29, 2000 it was named Acorn Investment Trust.

The Funds are series of the Trust, and each Fund is an open-end, management investment company. Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn International Select and Columbia Thermostat Fund are diversified investment companies and Columbia Acorn Select is a non-diversified investment company.

Each Fund offers four classes of shares - Classes A, B, C and Z shares. On September 29, 2000, the Funds (other than Columbia Thermostat Fund) also changed their names to Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty. Effective October 13, 2003 the Funds (except Columbia Thermostat Fund) and the Trust changed their names to their current names.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class. Shareholders owning in the aggregate 10 percent of Trust shares may call meetings to consider removal of Trustees of the Trust. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

INVESTMENT POLICIES

COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN USA, COLUMBIA ACORN SELECT and COLUMBIA ACORN INTERNATIONAL SELECT invest with the objective of long-term growth of capital, and COLUMBIA THERMOSTAT FUND invests with the objective of long-term total return. The Funds are designed for investors seeking capital appreciation. The Funds are not, alone or together, a balanced investment program, and there can be no assurance that any of the Funds will achieve its investment objective. COLUMBIA THERMOSTAT FUND is a fund of funds that invests in shares of certain portfolios (the "Portfolio Funds") of Columbia Acorn Trust, Columbia Funds Series Trust and Columbia Funds Series Trust I (the "Underlying Trusts"), all of which are managed by the Adviser or an affiliate of the Adviser. COLUMBIA THERMOSTAT FUND may invest in the following Portfolio
Funds: Columbia Acorn Fund, Columbia Acorn Select, Columbia Acorn International, Columbia Dividend Income Fund, Columbia LargeCap

Enhanced Core Fund, Columbia Large Cap Value Fund, Columbia Federal Securities Fund, Columbia Intermediate Bond Fund and Columbia Conservative High Yield Fund.

Columbia Acorn Fund seeks to invest in growth stocks that are selling at a reasonable price. Columbia Acorn Fund may invest more in value stocks when the portfolio managers believe value stocks are more attractive and may invest more in growth stocks when the portfolio managers believe growth stocks are more attractive. On average, Columbia Acorn Fund invests somewhere in between a growth fund and a value fund.

FUNDAMENTAL INVESTMENT POLICIES

The Funds are subject to the following fundamental investment policies, that may not be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. The Investment Company Act of 1940 ("1940 Act") provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Portfolio Funds in which COLUMBIA THERMOSTAT FUND invests may, but need not, have the same investment policies as COLUMBIA THERMOSTAT FUND.

COLUMBIA ACORN FUND will not:

1. Invest more than 5% of its assets (valued at time of investment) in securities of any one issuer, except in government obligations;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's assets at the time of borrowing, and (b) in connection with transactions in options and in securities index futures [the fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets];

6. Pledge, mortgage or hypothecate its assets, except in connection with permitted borrowings;

7. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market to not more than 10% of its total assets at the time of acquisition;

8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

11. Sell securities short or maintain a short position, except short sales against-the-box;

12. Participate in a joint or on a joint or several basis in any trading account in securities;

13. Invest in companies for the purpose of management or the exercise of control;

14. Issue any senior security except to the extent permitted under the Investment Company Act of 1940;

15. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).

COLUMBIA ACORN INTERNATIONAL will not:

1. With respect to 75% of the value of the fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Make loans, but this restriction shall not prevent the fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures. The fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets;

6. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its total assets at the time of acquisition;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Sell securities short or maintain a short position, except short sales against-the-box;

11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

COLUMBIA ACORN USA will not:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government securities;

4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Neither COLUMBIA ACORN SELECT nor COLUMBIA ACORN INTERNATIONAL SELECT will:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities is of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities [this restriction applies only to COLUMBIA ACORN INTERNATIONAL SELECT];

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. With respect to 50% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed 5% of the Fund's total assets [this restriction applies only to COLUMBIA ACORN SELECT];

4. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or
     (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

12. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

COLUMBIA THERMOSTAT FUND will:

1.   Concentrate its investments in shares of other mutual funds.

COLUMBIA THERMOSTAT FUND will not:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except shares of Portfolio Funds and securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

3. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

4. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

5. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

6. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

7. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

8. Sell securities short or maintain a short position, except short sales against-the-box;

9. Invest in companies for the purpose of management or the exercise of control;

10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

NON-FUNDAMENTAL INVESTMENT POLICIES

Non-fundamental investment policies may be changed without a shareholder vote. Each Fund may not:

a. Under normal circumstances, invest less than 65% of its net assets in the securities of foreign companies based in developed markets outside the U.S. [this restriction applies only to COLUMBIA ACORN INTERNATIONAL SELECT];

b. Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities [this restriction applies only to COLUMBIA ACORN USA, which will notify shareholders at least 60 days prior to any change in this policy];

c. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

d. Invest more than 33% of its total assets (valued at time of investment) in securities of foreign issuers [this restriction applies only to COLUMBIA ACORN FUND];

e. Invest more than 25% of its total (valued at time of investment) assets in the securities of foreign issuers [this restriction applies only to COLUMBIA ACORN SELECT];

f. Invest more than 10% of its total assets (valued at the time of investment) in securities of foreign issuers, not including securities represented by American Depository Receipts [this restriction applies only to COLUMBIA ACORN USA];

g. Invest more than 15% of its total assets in domestic securities, under normal market conditions [this restriction applies only to COLUMBIA ACORN INTERNATIONAL SELECT];

h. Invest in companies for the purpose of management or the exercise of control;

i. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

j. Invest more than 10% of its total assets (valued at the time of investment) in restricted securities [this restriction applies only to COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN USA and COLUMBIA THERMOSTAT FUND which will continue to be subject to restriction (k) relating to investments in illiquid securities];

k. Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

l. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities; and

m. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Sections (12)(d)(1)(F) or
     (G) of the Investment Company Act of 1940 [this restriction applies only to COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN USA and COLUMBIA ACORN SELECT].

Notwithstanding the foregoing investment restrictions, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN USA, COLUMBIA ACORN SELECT and COLUMBIA ACORN INTERNATIONAL SELECT may purchase securities pursuant to the exercise of subscription rights, provided that, in the case of COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN USA or COLUMBIA ACORN INTERNATIONAL SELECT such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of COLUMBIA ACORN INTERNATIONAL'S portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising its rights.

A Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment company, including advisory fees.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

INVESTMENT RESTRICTIONS OF PORTFOLIO FUNDS OF COLUMBIA THERMOSTAT FUND

The investment restrictions of each of the Portfolio Funds in which COLUMBIA THERMOSTAT FUND may invest are listed below.

COLUMBIA ACORN FUND - see investment restrictions listed above

COLUMBIA ACORN SELECT - see investment restrictions listed above

COLUMBIA LARGE CAP VALUE FUND

Fundamental Investment Policies
-------------------------------

     1. The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

     2. The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     3. The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     4. The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     5. The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     6. The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     7. The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Non-Fundamental Investment Policies
-----------------------------------

     1. The Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on
          Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

     2. The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

     3. The Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     4. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

     5. The Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     6. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Fund segregates assets in the amount at least equal to the underlying security or asset.

     7.   To the extent the Fund is subject to Rule 35d-1 under the 1940
          Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Fund's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Notwithstanding the investment policies and restrictions of Columbia Large Cap Value Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund. Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, the issuer is the entity whose revenues support the security.

COLUMBIA LARGE-CAP ENHANCED CORE FUND

Fundamental Investment Policies
-------------------------------

     1. The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

     2. The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     3. The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     4. The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     5. The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     6. The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     7. The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Non-Fundamental Investment Policies
-----------------------------------

     1. The Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on
          Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

     2. The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

     3. The Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     4. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

     5. The Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     6. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Fund segregates assets in the amount at least equal to the underlying security or asset.

     7.   To the extent the Fund is subject to Rule 35d-1 under the 1940
          Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Fund's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

COLUMBIA ACORN INTERNATIONAL - see investment restrictions listed herein

COLUMBIA DIVIDEND INCOME FUND

Fundamental Investment Policies
-------------------------------

          The Fund may not, as a matter of fundamental policy:

     1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

     2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

     3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

     4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and
          (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

     5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

     6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

     7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies
-----------------------------------

The following investment limitation with respect to Columbia Dividend Income Fund may be changed by the Board of Trustees without shareholder approval:

     1. The Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     2. The Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that it may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

     3. The Fund may not purchase securities of companies for the purpose of exercising control.

     4. The Fund may not acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

     5. The Fund may not invest more than 15% of its net assets in illiquid securities.

COLUMBIA FEDERAL SECURITIES FUND

Fundamental Investment Policies
-------------------------------

Columbia Federal Securities Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933 (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies
-----------------------------------

Columbia Federal Securities Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2.   Invest more than 15% of its net assets in illiquid assets.

3. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

COLUMBIA INTERMEDIATE BOND FUND

Fundamental Investment Policies
-------------------------------

Columbia Intermediate Bond Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or
     (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies
-----------------------------------

Columbia Intermediate Bond Fund may not:

(A)  Invest for the purpose of exercising control or management;

(B) Purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets; (1)

(C) Purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

(D) Purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

(E) Invest more than 5% of its net assets (valued at time of investment) in warrants, no more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

(F) Purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

(G) Write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

(H) Invest in limited partnerships in real estate unless they are readily marketable;

(I) Sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(J) Invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

(K) Invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

(L) Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

(1) The Fund has been informed that the staff of the Securities and Exchange commission takes the position that the issuers of certain collateralized mortgage obligations and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the 1940 Act, which limits the ability of one investment company to invest in another investment company. Accordingly, the Fund intends to operate within the applicable limitations under Section 12(d)(1)(A) of the 1940 Act.

COLUMBIA CONSERVATIVE HIGH YIELD FUND

Fundamental Investment Policies
-------------------------------

Columbia Conservative High Yield Fund may not:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended ("1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities or one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. With the exception of the Oregon Intermediate Municipal Bond Fund and the Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that; (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies
-----------------------------------

Columbia Conservative High Yield Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

PORTFOLIO TURNOVER

Portfolio turnover information is included in the Prospectuses under "Financial Highlights." High portfolio turnover in a Fund's portfolio may cause a Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover in a Fund's portfolio may also result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. Under normal conditions, the portfolio turnover rates of COLUMBIA ACORN FUND and COLUMBIA ACORN USA are expected to be below about 50%, and of COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN INTERNATIONAL SELECT and COLUMBIA ACORN SELECT are likely to be below 75%, 100% and 125%, respectively. Although under normal market conditions the portfolio turnover rate of COLUMBIA THERMOSTAT FUND is expected to be below 100%, it could exceed 100%.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

In this section the term "Fund" refers to a Fund or a Portfolio Fund except where otherwise indicated. Additional information concerning certain of the Funds' investments and investment practices is set forth below.

COMMON STOCKS

COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN USA, COLUMBIA ACORN SELECT and COLUMBIA ACORN INTERNATIONAL SELECT will invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. COLUMBIA THERMOSTAT FUND invests in shares of Portfolio Funds, some of which invest in common stocks. This ownership interest often gives a Fund or Portfolio Fund the right to vote on measures affecting a company's organization and operations. The Funds and some Portfolio Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Some of the Portfolio Funds also invest in fixed-income securities. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period. Under normal conditions, the common stock investments of the Funds other than COLUMBIA THERMOSTAT FUND (as a percent of total assets) are allocated as follows:

                                               U.S.             FOREIGN
                                               COMPANIES        COMPANIES
-------------------------------------------------------------------------
          FUND                                 MAXIMUM          MAXIMUM
-------------------------------------------------------------------------
          Columbia Acorn Fund                  no limit         up to 33%
          Columbia Acorn International         up to 25%        no limit
          Columbia Acorn USA                   no limit         up to 10%
          Columbia Acorn Select                no limit         up to 25%
          Columbia Acorn International Select  up to 15%        no limit
-------------------------------------------------------------------------

See also the discussion of foreign securities below. COLUMBIA THERMOSTAT FUND invests in Portfolio Funds that may have their own geographic limits.

DIVERSIFICATION

Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because COLUMBIA ACORN SELECT is non-diversified, it has the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of COLUMBIA ACORN SELECT can be expected to fluctuate more than that of broadly diversified funds investing in similar securities. Because it is non-diversified, COLUMBIA ACORN SELECT is not subject to the limitations under the 1940 Act in the percentage of its assets that it may invest in any one issuer. The Fund, however, intends to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized above under "Investment Policies").

FOREIGN SECURITIES

The Funds and some Portfolio Funds invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including currency fluctuation, local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Funds, will be held by the Funds' custodian or by a sub-custodian or depository.

As noted above, under normal market conditions, each Fund may invest in foreign securities (as a percentage of total assets) as set forth below:

                                               FOREIGN
                                               COMPANIES
---------------------------------------------------------
          FUND                                 MAXIMUM
---------------------------------------------------------
          Columbia Acorn Fund                  up to 33%
          Columbia Acorn International         no limit
          Columbia Acorn USA                   up to 10%
          Columbia Acorn Select                up to 25%
          Columbia Acorn International Select  no limit
---------------------------------------------------------

COLUMBIA ACORN INTERNATIONAL SELECT invests primarily in developed countries but may invest up to 15% of its total assets in "emerging markets or frontier markets." The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group.

COLUMBIA THERMOSTAT FUND invests in Portfolio Funds that may have their own geographic limits.

The Funds and some Portfolio Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs trade in both domestic and foreign markets. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. The Funds and some Portfolio Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security, and the receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. None of the Columbia Acorn Funds expects to invest 5% or more of its total assets in unsponsored depositary receipts.

The investment performance of a Fund that invests in securities of foreign issuers is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

CURRENCY EXCHANGE TRANSACTIONS

The Funds and some Portfolio Funds may enter into currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which a Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Adviser may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund's commitment under such forward contract will be segregated on the books of the Fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS. The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the Funds' investment limits.

OTC DERIVATIVES. The Funds may buy and sell over-the-counter ("OTC") derivatives. Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives (derivatives not traded on exchanges) generally are established through negotiation with the other party to the contract. Although this type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund (not including the Portfolio Funds) will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives.
See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index; the Value Line Composite Index; the Russell 2000 Index; and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds; U.S. Treasury notes; Eurodollar certificates of deposit; and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To the extent required by regulatory authorities having jurisdiction over the Funds, the Funds will limit their use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against fluctuations in the general level of stock prices, anticipated changes in interest rates, or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the

--------------------
1 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

Fund intends to purchase. The Fund's hedging may include sales of futures contracts as an offset against the effect of expected declines in stock prices or currency exchange rates or increases in interest rates and purchases of futures contracts as an offset against the effect of expected increases in stock prices or currency exchange rates or declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to stock price, interest rate, and currency fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The success of any hedging technique depends on Columbia WAM's ability to correctly predict changes in the level and direction of stock prices, interest rates, currency exchange rates, and other factors. Should those predictions be incorrect, a Fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, Columbia WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded; however, the margin requirement may be modified during the term of the contract, and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between that Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value ("NAV"), the Funds will mark-to-market their open futures positions.

The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts they write. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Funds.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. Conversely, if an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options, and the related securities, including technical influences in futures and futures options trading and differences between the Funds' investments being hedged and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. A Fund (excluding the Portfolio Funds) will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the Fund's total assets.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts, or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The CFTC requires the registration of "commodity pool operators," defined as any person engaged in a business which is of the nature of a company, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others, funds, securities or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which meets the requirements of the Rule. Rule 4.5 requires, among other things, that an investment company and its principals or employees wishing to avoid commodity pool operator status claim the exclusion provided in Rule 4.5 by filing a notice of eligibility with both the CFTC and the National Futures Association. Rule 4.5 does not propose any limitations on investment companies with regard to the use of futures or options on futures. Before engaging in transactions involving futures contracts, the funds will file such notices and meet the requirements of Rule 4.5, or such other requirements as the CFTC or its staff may from time to time issue, in order to render registration as a commodity pool operator unnecessary.

SWAP AGREEMENTS, CAPS, FLOORS AND COLLARS. A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if the Adviser determines it is consistent with that Fund's investment objective and policies, but each Fund (excluding the Portfolio Funds) will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase that

--------------------
2 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Adviser expects to be able to eliminate a Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Some Portfolio Funds may purchase caps, floors and collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

A Fund will segregate assets to cover its current obligations under a swap agreement, cap, floor or collar. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accumulated obligations under the agreement.

SHORT SALES AGAINST THE BOX

Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by its investment restrictions, the Funds do not currently in-tend to sell securities short.

In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers those securities, on behalf of the Fund, to the purchaser of the securities. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to the broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in the portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

In addition to enabling the Funds to hedge against market risk, a short sale may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into an arrangement with the broker-dealer through which the short sale is executed to receive income with respect to the proceeds of the short sale during the period the Fund's short position remains open.

DEBT SECURITIES

The Funds and some Portfolio Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that COLUMBIA ACORN INTERNATIONAL may not invest more than 20% of its assets in securities rated below investment grade or considered by the Adviser to be of comparable credit quality. Neither COLUMBIA ACORN FUND nor COLUMBIA ACORN INTERNATIONAL expects to invest more than 5% of its net assets in such securities during the current fiscal year. None of COLUMBIA ACORN USA, COLUMBIA ACORN SELECT and COLUMBIA ACORN INTERNATIONAL SELECT intends to invest more than 20% of its total assets in debt securities nor more than 5% of its total assets in securities rated at or lower than the lowest investment grade. COLUMBIA THERMOSTAT FUND may invest up to 100% of its total assets in Portfolio Funds that invest in debt securities, including lower-rated securities, and securities that are not rated.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in Appendix I to this SAI.

ILLIQUID AND RESTRICTED SECURITIES

The Funds (excluding the Portfolio Funds) may not invest in illiquid securities, if as a result they would comprise more than 15% of the value of the net assets of the Fund. The limit on illiquid securities for each Portfolio Fund is 15%. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time.
If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are valued at a fair value determined in good faith by the Board of Trustees or its delegate.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are valued at a fair value determined in good faith by the Board of Trustees or its delegate.
Neither COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN USA nor COLUMBIA THERMOSTAT FUND will invest more than 10% of its total assets (valued at the time of investment) in restricted securities.

Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making that determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule

144A security. In addition, the Adviser could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it were determined that a Rule 144A security was no longer liquid, a Fund's holding of the security would be reviewed to determine what, if any, steps were required to assure that the Fund did not invest more than the specified percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers were unwilling to purchase such securities.

REPURCHASE AGREEMENTS

A repurchase agreement involves a transaction in which a Fund or Portfolio Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers that the Adviser believes present minimal credit risks in accordance with guidelines approved by the Board of Trustees. The Adviser will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the Adviser's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest in a repurchase agreement only if it is collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.
However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

The Funds and Portfolio Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed delivery basis.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

ZERO COUPON SECURITIES

Some of the Portfolio Funds may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Portfolio Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS

Some of the Portfolio Funds may invest in debt securities that pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuer, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

Some of the Portfolio Funds may invest in tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate that is substantially higher than prevailing short-term tax-exempt rates and that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, who grants the security holder the option, at periodic intervals, to tender the security to it and receive the face value thereof. As consideration for providing the option, the third party financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Portfolio Fund's advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

Some Portfolio Funds may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

Some Portfolio Funds may invest in money market instruments. GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which some Portfolio Funds would be allowed to invest in directly.

SECURITIES LOANS

The Funds may make secured loans of their portfolio securities amounting to not more than the percentage of their total assets specified in "Investment Policies", thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

MORTGAGE DOLLAR ROLLS

Some Portfolio Funds may invest in mortgage dollar rolls. In a mortgage dollar roll, the Portfolio Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Portfolio Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Portfolio Fund from the transaction.

MORTGAGE-BACKED SECURITIES

Some of the Portfolio Funds may invest in mortgage-backed securities, including "collateralized mortgage obligations" (CMOs) and "real estate mortgage investment conduits" (REMICs). Mortgage-backed securities evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Portfolio Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Portfolio Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

A Portfolio Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, a Portfolio Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Some Portfolio Funds may invest in asset-backed securities. Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Portfolio Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

MUNICIPAL LEASE OBLIGATIONS

Some of the Portfolio Funds may invest in municipal lease obligations. Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS

Some Portfolio Funds may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. Some Portfolio Funds may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Portfolio Fund in connection with the arrangement. The Portfolio Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from regular federal income tax.

STAND-BY COMMITMENTS

When a Portfolio Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Portfolio Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Portfolio Fund, although it could sell the underlying municipal obligation to a third party at any time.

Some Portfolio Funds expect that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Portfolio Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the Portfolio Fund's total assets calculated immediately after each stand-by commitment is acquired. The Portfolio Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Some Portfolio Funds may invest in inverse floaters. Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

VARIABLE AND FLOATING RATE OBLIGATIONS

Some of the Portfolio Funds may invest in variable and floating rate securities. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Portfolio Funds' Adviser must determine that such instrument is comparable to rated instruments eligible for purchase by the Portfolio Fund and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of the Portfolio Fund, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

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
REAL ESTATE INVESTMENT TRUSTS ("REITS")

Some Portfolio Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in real estate, such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

CONVERTIBLE SECURITIES AND WARRANTS

Some Portfolio Funds may purchase convertible securities and warrants. Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Portfolio Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Portfolio Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Portfolio Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the warrant expires unexercised (because the market price of the warrant never exceeds the warrant purchase price plus the exercise price of the warrant before the expiration date of the warrant), the purchaser will suffer a loss equal to the purchase price of the warrant.

To the extent the Portfolio Fund known as Columbia Conservative High Yield Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

SENIOR LOANS

Senior Loans generally are arranged through private negotiations between a borrower and the lenders represented in each case by one or more agents of the several lenders. Senior Loans in which some Portfolio Funds may purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in the Portfolio Funds' investment portfolios will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans.

STRUCTURED NOTES

Some Portfolio Funds may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, which is a speculative technique. Leverage magnifies the potential for gain and the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of structured note. Structured notes are treated as Senior Loans.

TEMPORARY STRATEGIES

The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Adviser may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S.

dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of domestic issuers (or, in the case of COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN INTERNATIONAL SELECT and COLUMBIA THERMOSTAT FUND, those of foreign issuers), and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

LINE OF CREDIT

Columbia Acorn maintains a line of credit with a group of banks in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to each Fund's restrictions on borrowing under "Investment Policies" above.

TAXES - GENERAL

In this section, all discussions of taxation at the shareholder and Fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. Although it may be one of several series in a single trust, each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended ("Code"). Each Fund has elected to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.

To qualify as a "regulated investment company," a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or other regulated investment companies); or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act"), provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in
(a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. As a regulated investment company that is accorded special tax treatment, each Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders on the form of dividends and in accordance with the timing requirements imposed by the Code. A Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If a Fund were to fail to qualify as a "regulated investment company" in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed for federal income tax purposes to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Income dividends paid by a Fund to its shareholders will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends, however, may be includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Dividends paid by COLUMBIA ACORN INTERNATIONAL and COLUMBIA ACORN INTERNATIONAL SELECT are generally not eligible for the dividends received deduction for corporate shareholders because little or none of those Funds' income consists of dividends paid by United States corporations. A portion of the dividends paid by COLUMBIA ACORN FUND, COLUMBIA ACORN USA, COLUMBIA ACORN SELECT and COLUMBIA THERMOSTAT FUND is generally eligible for the dividends-received deduction. Capital gain distributions paid from the Funds are never eligible for this deduction.

RETURN OF CAPITAL DISTRIBUTIONS. If a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces tax basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

FUND DISTRIBUTIONS. Distributions from a Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's net investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

All income and capital gains received by COLUMBIA THERMOSTAT FUND from a Portfolio Fund that it owns will be distributed by the Fund (after deductions from the Fund's allowable losses and expenses) and will be taxable to shareholders as described above. Because COLUMBIA THERMOSTAT FUND is actively managed, it may realize taxable net short-term capital gains by selling shares of a Portfolio Fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in COLUMBIA THERMOSTAT FUND rather than directly investing in the Portfolio Funds may result in accumulated tax liability to a shareholder since the Fund must distribute its net realized gains in accordance with those rules.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to a Fund's shareholders from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from a Fund.

QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income properly designated by a Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. If held for a shorter period, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss not already disallowed as provided in the preceding sentence realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under those regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult your tax advisor.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct taxpayer identification number, who have under-reported dividend or interest income, or who fail to certify to a Fund that the shareholder is a United States person and is not subject to the withholding. That number and certification may be provided by either a Form W-9 or the share purchase application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. This backup withholding rate will be 31% for amounts paid after December 31, 2010.

HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, a Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions held ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and options on futures, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or purchase of put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of the hedged securities.

If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

The Internal Revenue Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Code)

--------------------
3 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

with respect to, or futures or "forward contracts" (as defined by the Code) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of the Fund's gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or commodities, and with income derived from an interest in a qualified publicly traded partnership Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Fund. Shareholders will be advised of the nature of such capital gain distributions.

SECURITIES ISSUED AT A DISCOUNT. A Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This may produce a difference between the Fund's book income and its taxable income possibly accelerating distributions or converting distributions of book income and gains to returns at capital for book purposes.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Adviser will consider the value of the benefit to a typical shareholder, the cost to a Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Each of COLUMBIA ACORN INTERNATIONAL and COLUMBIA ACORN INTERNATIONAL SELECT intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of COLUMBIA ACORN INTERNATIONAL or COLUMBIA ACORN INTERNATIONAL SELECT, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, including retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits. COLUMBIA ACORN FUND, COLUMBIA ACORN USA, COLUMBIA ACORN SELECT and COLUMBIA THERMOSTAT FUND do not expect to be able to "pass through" foreign tax credits or deductions.

Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund." A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

MANAGEMENT OF THE TRUST

Columbia WAM, CMS and CMD are subsidiaries of Columbia Management Group, LLC, ("Columbia Management") that in turn are indirect wholly owned subsidiaries of Bank of America Corporation. The investment portfolios ("Columbia Funds") managed by subsidiaries of Columbia Management are diversified by asset classes, with approximately 50 percent in equity, 30 percent in fixed income, and 20 percent in money market funds. Columbia Management is located at 100 Federal Street, Boston, MA 02110. Bank of America Corporation, which trades on the New York Stock Exchange under the symbol "BAC", is located at 100 North Tryon Street, Charlotte, NC 28255.

TRUSTEES AND OFFICERS. The Board of Trustees has overall management responsibility for the Funds. Each Trustee serves a term of unlimited duration, provided that a majority of Trustees always has been elected by shareholders. However, it is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. The retirement age for Trustees is 75. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of the Trust's outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause upon the vote of a majority of the Trustees.

With respect to COLUMBIA THERMOSTAT FUND, certain of the officers of the Trust also serve as officers of the Underlying Trusts. In addition, the Adviser serves as investment adviser to certain of the Portfolio Funds. Conflicts may arise as those persons seek to fulfill their fiduciary responsibilities at both levels.

The names of the Trustees and officers of the Trust, the date each was first elected or appointed to office, their principal business occupations during at least the last five years and other directorships they hold, are shown below. Each Trustee serves in such capacity for each of the six series of the Trust. Mr. Wanger also serves as a Trustee for each of the four series of the Wanger Advisors Trust.

                                                                                     NUMBER OF
   NAME, POSITION(S)      YEAR FIRST                                               PORTFOLIOS IN
  WITH COLUMBIA ACORN     ELECTED OR            PRINCIPAL OCCUPATION(S)            FUND COMPLEX
       AND AGE AT         APPOINTED                      DURING                     OVERSEEN BY                 OTHER
    JANUARY 1, 2006       TO OFFICE*                PAST FIVE YEARS               TRUSTEE/OFFICER           DIRECTORSHIPS
----------------------  --------------  ----------------------------------------  ---------------  -------------------------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF COLUMBIA ACORN:

Margaret Eisen, 52,               2002  Managing Director, CFA Institute since                  6  Antigenics, Inc.
Trustee                                 2005; Chief Investment Officer, EAM                        (biotechnology and drugs);
                                        International LLC from 2003 through                        Global Financial Group
                                        2005;  formerly managing director,                         (venture capital fund of
                                        DeGuardiola Advisors; formerly                             funds); Lehman
                                        managing director, North American                          Brothers/First Trust Income
                                        Equities at General Motors Asset                           Opportunity Fund (high-yield
                                        Management; prior thereto, director of                     closed-end fund).
                                        Worldwide Pension Investments for
                                        DuPont Asset Management.

Jerome Kahn, Jr., 71,             1987  Portfolio manager and stock analyst,                    6  None.
Trustee                                 (investment adviser), former president,
                                        William Harris Investors, Inc.

Steven N. Kaplan, 46,             1999  Neubauer Family Professor of                            6  Morningstar, Inc. (provider of
Trustee                                 Entrepreneurship and Finance,                              independent investment
                                        Graduate School of Business, University                    research)
                                        of Chicago.

                                                                                    NUMBER OF
   NAME, POSITION(S)     YEAR FIRST                                               PORTFOLIOS IN
  WITH COLUMBIA ACORN    ELECTED OR           PRINCIPAL OCCUPATION(S)             FUND COMPLEX
      AND AGE AT         APPOINTED                     DURING                      OVERSEEN BY               OTHER
   JANUARY 1, 2006       TO OFFICE*               PAST FIVE YEARS                TRUSTEE/OFFICER         DIRECTORSHIPS
-----------------------  ----------  ------------------------------------------  ---------------  ---------------------------
David C. Kleinman, 70,         1972  Adjunct professor of strategic                            6  Sonic Foundry, Inc.
Trustee                              management, University of Chicago                            (software); Irex Corp.
                                     Graduate School of Business; Business                        (insulation contracting)
                                     consultant.

Allan B. Muchin, 71,           1998  Chairman emeritus, Katten Muchin                          6  None.
Trustee and Vice                     Zavis Rosenman (law firm).
Chairman

Robert E. Nason, 69,           1998  Consultant and private investor since                     6  None.
Trustee and                          1998; from 1990-1998, executive
Chairman                             partner and chief executive officer,
                                     member of the executive committee of
                                     Grant Thornton, LLP (public accounting
                                     firm) and member of the policy board of
                                     Grant Thornton International.

James A. Star, 45              2006  President, Longview Management                            6  None.
Trustee                              Group since 2003, prior thereto portfolio
                                     manager; vice president, Henry Crown
                                     and Company since 1994;  president
                                     and chief investment officer, Star
                                     Partners 1998-2003.

John A. Wing, 70,              2002  Partner, Dancing Lion Partner,                            6  AmerUs Life Holdings (life
Trustee                              (investment partnership), prior thereto,                     insurance); LDF, Inc. and
                                     Frank Wakely Gunsaulus Professor of                          Labe Federal Bank
                                     Law and Finance, and chairman of the                         (banking).
                                     Center for the Study of Law and
                                     Financial Markets, Illinois Institute of
                                     Technology; prior thereto, chairman of
                                     the board and chief executive officer of
                                     ABN-AMRO Incorporated, formerly The
                                     Chicago Corporation, and chief
                                     executive officer of Market Liquidity
                                     Network, LLC.

TRUSTEES WHO ARE INTERESTED PERSONS OF COLUMBIA ACORN:

Charles P. McQuaid,            1992  President, Columbia WAM since                            10  None.
52,                                  October 2003; Chief Investment Officer,
Trustee and President                Columbia WAM since September 2003;
(1)                                  Portfolio manager since 1995 and
                                     director of research since July 1992
                                     through December 2003, Columbia
                                     WAM; interim director of international
                                     research, Columbia WAM from October
                                     2003 to December 2004; principal,
                                     Wanger Asset Management, L.P.
                                     ("WAM") from July 1992 to September
                                     2000; president, Wanger Advisors Trust.

                                       35

Ralph Wanger, 71,              1970  Founder, former president, chief                         10  Wanger Advisors Trust (4
Trustee (2)                          investment officer and portfolio                             portfolios).
                                     manager, Columbia WAM 1992-2003;
                                     former president of the Trust from April
                                     1992 through September 2003; former
                                     president, Wanger Advisors Trust 1994
                                     through September 2003; adviser to
                                     Columbia WAM from September 2003 to
                                     September 2005; principal, WAM from
                                     July 1992 until September 2000;
                                     president, WAM Ltd. from July 1992 to
                                     September 2000; former president,
                                     Wanger Advisors Trust; director,
                                     Wanger Investment Company PLC.

                                                                                    NUMBER OF
                                                                                  PORTFOLIOS IN
   NAME, POSITION(S)     YEAR FIRST                                               FUND COMPLEX
  WITH COLUMBIA ACORN    ELECTED OR           PRINCIPAL OCCUPATION(S)           FOR WHICH OFFICER
      AND AGE AT         APPOINTED                    DURING                      ACTS IN SAME         OTHER
   JANUARY 1, 2006       TO OFFICE*               PAST FIVE YEARS                   CAPACITY       DIRECTORSHIPS
-----------------------  ----------  -----------------------------------------  -----------------  -------------

OFFICERS OF COLUMBIA ACORN:

J. Kevin Connaughton,          2001  Treasurer and CFO of the Columbia                         10  None.
41,                                  Funds and Liberty All-Star Funds since
Assistant Treasurer                  December 2000; formerly controller and
                                     chief accounting officer of the Columbia
                                     Funds and Liberty All-Star Funds from
                                     February 1998 to October 2000;
                                     treasurer to the Galaxy Funds from
                                     September 2002 through November
                                     2005; treasurer, Columbia Management
                                     Multi-Strategy Hedge Fund, LLC from
                                     December 2002 through December
                                     2004; prior thereto, vice president of
                                     Colonial Management Associates from
                                     February 1998 to October 2000.

Michael G. Clarke, 36,         2004  Chief Accounting Officer and Assistant                    10  None.
Assistant Treasurer                  Treasurer of the Columbia Funds,
                                     Liberty Funds, Stein Roe Funds and All-
                                     Star Funds since October 2004;
                                     Managing Director of Columbia WAM
                                     since February 2001; Controller of the
                                     Columbia Funds, Liberty Funds, Stein
                                     Roe Funds and All-Star Funds from May
                                     2004 to October 2004; Assistant
                                     Treasurer from June 2002 to May 2004;
                                     Vice President, Product Strategy &
                                     Development of the Columbia Funds
                                     and Stein Roe Funds from February
                                     2001 to June 2002.

P. Zachary Egan, 37,           2003  Director of international research,                        6  None.
Vice President                       Columbia WAM, since December 2004;
                                     analyst and portfolio manager, Columbia
                                     WAM since 1999; prior thereto, a
                                     research fellow with the Robert Bosch
                                     Foundation.

                                                                                      NUMBER OF
   NAME, POSITION(S)      YEAR FIRST                                                PORTFOLIOS IN
  WITH COLUMBIA ACORN     ELECTED OR            PRINCIPAL OCCUPATION(S)             FUND COMPLEX
     AND AGE AT           APPOINTED                     DURING                       OVERSEEN BY        OTHER
    JANUARY 1, 2006       TO OFFICE*                PAST FIVE YEARS                TRUSTEE/OFFICER  DIRECTORSHIPS
------------------------  ----------  -------------------------------------------  ---------------  -------------

Bruce H. Lauer, 48,             1995  Chief operating officer, Columbia WAM                     10  None.
Vice President,                       since April 1995; vice president,
Secretary and                         treasurer and secretary, Wanger
Treasurer                             Advisors Trust; director, Wanger
                                      Investment Company PLC and New
                                      Americas Small Cap Fund; director,
                                      Banc of America Capital Management
                                      (Ireland) Ltd.

Robert A. Mohn, 44,             1997  Director of domestic research, Columbia                   10  None.
Vice President                        WAM, since March 2004; analyst and
                                      portfolio manager, Columbia WAM since
                                      August 1992; principal, WAM from 1995
                                      to September 2000; vice president,
                                      Wanger Advisors Trust

Louis J. Mendes, 41,            2003  Analyst and portfolio manager,                            10  None.
Vice President                        Columbia WAM since 2001; vice
                                      president, Wanger Advisors Trust since
                                      2006; prior thereto, analyst and portfolio
                                      manager, Merrill Lynch.

Christopher Olson, 41,          2001  Analyst and portfolio manager,                            10  None.
Vice President                        Columbia WAM since January 2001;
                                      vice president, Wanger Advisors Trust;
                                      prior  to 2001, director and portfolio
                                      strategy analyst with UBS Asset
                                      Management/Brinson Partners.

Ben Andrews, 40,                2004  Analyst and portfolio manager of                          10  None.
Vice President                        Columbia WAM since 1998;  vice
                                      president Wanger Advisors Trust.

Michelle Rhee, 33,              2006  Associate General Counsel, Bank of                        10  None.
Senior Vice President,                America; Attorney, Investment
Chief Legal Officer and               Management Legal Department, Global
General Counsel                       Wealth & Investment Management,
                                      since 2004; Associate, Junior Partner,
                                      Wilmer Cutler Pickering Hall and Dorr
                                      LLP, 1997 to 2004.

Linda Roth-Wiszowaty,           2006  Executive Administrator, Columbia WAM                     10  None.
36,                                   (since April 2004); prior thereto
Assistant Secretary                   Executive Assistant to the COO.

Jeffrey Coleman, 36,            2006  Assistant Treasurer, Wanger Advisors                      10  None.
Assistant Treasurer                   Trust since March 2006; Group
                                      Operations Manager of Columbia WAM
                                      since October 2004); vice president of
                                      CDC IXIS Asset Management Services,
                                      Inc. (investment management) from
                                      August 2000 to September 2004.

                                       37

                                                                                      NUMBER OF
   NAME, POSITION(S)      YEAR FIRST                                                PORTFOLIOS IN
  WITH COLUMBIA ACORN     ELECTED OR            PRINCIPAL OCCUPATION(S)             FUND COMPLEX
     AND AGE AT           APPOINTED                     DURING                       OVERSEEN BY        OTHER
    JANUARY 1, 2006       TO OFFICE*                PAST FIVE YEARS                TRUSTEE/OFFICER  DIRECTORSHIPS
------------------------  ----------  -------------------------------------------  ---------------  -------------

Robert Scales, 53,              2004  Deputy Counsel, Grant Thornton LLP                        10  None.
Chief Compliance                      2002-2004; prior thereto, Associate
Officer, Senior Vice                  general counsel, UBS PaineWebber.
President and General
Counsel

* Dates prior to April 1992 correspond to the date first elected or appointed as a director or officer of The Acorn Fund Inc., the Trust's predecessor.
(1) Trustee who is an "interested person" of the Trust and of Columbia WAM, as defined in the 1940 Act, because he is an officer of the Trust and Columbia WAM.
(2) Trustee who is treated as an "interested person" of the Trust and of Columbia WAM, as defined in the 1940 Act, because he is a former officer of the Trust, former employee of Columbia WAM and former consultant to Columbia WAM.

THE ADDRESS FOR THE TRUSTEES AND OFFICERS OF THE TRUST IS COLUMBIA WANGER ASSET MANAGEMENT, L.P., 227 WEST MONROE STREET, SUITE 3000, CHICAGO, ILLINOIS 60606, EXCEPT FOR MESSRS. CLARKE, COLEMAN AND CONNAUGHTON AND MS. RHEE, WHOSE ADDRESS IS COLUMBIA MANAGEMENT GROUP LLC, MAIL STOP: MA5-515-11-05, ONE FINANCIAL CENTER, BOSTON, MA 02111.

The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the fiscal year ended December 31, 2005 to each of the Trustees of the Trust:

                       COMPENSATION TABLE
--------------------------------------------------------------
                                     AGGREGATE COMPENSATION
                                     ROM THE FUNDS AND THE
NAME OF TRUSTEE                            COMPLEX(2)
--------------------------------------------------------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF COLUMBIA ACORN:
Margaret Eisen                                       $ 115,500
Jerome Kahn, Jr.                                     $ 120,000
Steven N. Kaplan (1)                                 $ 105,000
David C. Kleinman                                    $  81,750
Allan B. Muchin(1)                                   $  72,000
Robert E. Nason (1)                                  $ 133,500
John A. Wing (1)                                     $ 101,250
James A. Star (3)                                    $       0

TRUSTEES WHO ARE INTERESTED PERSONS OF ACORN:
Charles P. McQuaid                                   $       0
Ralph Wanger (4)                                     $   7,875

(1) Includes fees deferred during the year pursuant to a deferred compensation plan. As of December 31, 2005, the value of each of the deferred compensation accounts in the Funds for Messrs. Kahn, Kaplan, Muchin, Nason and Wing was $702,601, $293,722, $126,041, $869,253, and $370,412,
     respectively.
(2) The Funds do not currently provide pension or retirement plan benefits to the Trustees. Columbia Acorn Fund paid $350,100.67 to Robert Scales for his services in 2005.
(3)  Mr. Star was elected as a trustee on March 7, 2006.
(4)  Mr. Wanger became eligible for compensation on November 15, 2005.

The officers and Trustees affiliated with the Adviser serve without any compensation from the Trust. Columbia Acorn Trust has adopted a deferred compensation plan (the "Plan") for its non-interested Trustees. Under the Plan, any Trustee who is not an "interested person" of Columbia Acorn or Columbia WAM ("participating Trustees") may defer receipt of all or a portion of their compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating Trustee is credited to a book reserve account as of the business day such compensation would have been paid to such Trustee. The value of a participant's deferral account at any time is equal to the value that the account would have had if the contributions to the account had been invested in Class Z shares of one or more of the Funds or in shares of Columbia Money Market Fund as designated by the participant. If a participating Trustee retires, the Trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating Trustee dies, any amount payable under the Plan will be paid to that Trustee's designated beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

Pursuant to the Settlements discussed under "Legal Proceedings" in the prospectus, at least 75% of the Board must meet the independence standards set forth in the Settlements (certain of those standards being more restrictive than those contained in the Investment Company Act and rules thereunder and that generally prohibit affiliations with certain Columbia and Bank of America-related entities). Those independence standards are referred to as "super-independence" standards. The chairman of the board must meet even more stringent independence standards. Certain other conditions in the Settlements generally require that:

- No action may be taken by the Board of Trustees (or any committee thereof) unless such action is approved by a majority of the members of the board or the committee who meet the super-independence standards. If any action proposed to be approved by a majority of the independent trustees is not approved by the full board, the Trust is required to disclose the proposal and the vote in its shareholder report for that period;

- Beginning in 2005 and not less than every fifth calendar year thereafter, the Trust must hold a meeting of shareholders to elect trustees+; and

- The Board of Trustees must appoint either (a) a full-time senior officer who reports directly to the board with respect to his or her responsibilities, including (i) monitoring compliance with federal and state securities, applicable state laws respecting potential or actual conflicts of interest and fiduciary duties, and applicable codes of ethics and compliance manuals, (ii) managing the process by which management fees to be charged to the Funds are negotiated and (iii) preparing, or directing the preparation of, a written evaluation of, among other things, management fees charged to the Funds and to institutional and other clients, profit margins of Columbia WAM and its affiliates from supplying services to the Funds and possible economies of scale or (b) an independent compliance consultant and an independent fee consultant with similar responsibilities.++

The Agreement and Declaration of Trust ("Declaration") provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


--------------------

+ The Trust held a meeting of shareholders on September 27, 2005 to elect trustees.

++ At a meeting of the Board of Trustees held on February 18, 2005, a majority of the trustees, other than interested persons of the Trust or the Adviser, found Promontory Financial Group LLC not unacceptable to serve as the independent compliance consultant ("ICC") to CMD (f/k/a Columbia Funds Distributor, Inc.). At a meeting of the Board of Trustees held on November 16, 2004, the trustees unanimously voted to appoint Robert Scales as the Senior Vice President of the Trust and to designate Mr. Scales as the individual responsible for performing the duties and responsibilities of the Senior Officer as set forth in the Assurance of Discontinuance dated February 9, 2005 among the Attorney General of the State of New York, Columbia Management Advisors, Inc. and CMD, including the responsibilities of the independent fee consultant.

COMMITTEES     The standing committees of the Trust's Board of Trustees are:

                                                                                                        NO. OF MEETINGS
COMMITTEE                    MEMBERS                                  FUNCTION                           HELD IN 2005
--------------------  ----------------------  --------------------------------------------------------  ---------------

Executive             Charles P. McQuaid      Exercise powers of the Board of Trustees during                         1
                      Allan B. Muchin         intervals between meetings of the Board, with certain
                      Robert E. Nason         exceptions.
                      Alternate:
                        Ralph Wanger

Audit                 David C. Kleinman       Make recommendations to the Board of Trustees                           2
                        (chairman)            regarding the selection of independent auditors for the
                      Jerome Kahn, Jr.        Trust, confer with the independent auditors regarding
                      Robert E. Nason         the scope and results of each audit and carry out the
                      John A. Wing            provisions of its charter.

Valuation             Charles P. McQuaid      Determine valuations of portfolio securities held by any               22
                        (chairman)            series of the Trust in instances as required by the
                      Ralph Wanger            valuation procedures adopted by the Board of Trustees.
                      Robert E. Nason
                      Alternates:
                        Margaret Eisen
                        Jerome Kahn, Jr.
                        Steven N. Kaplan
                        David C. Kleinman
                        Allan B. Muchin
                        John A. Wing

Contract              Margaret Eisen (chair)  Make recommendations to the Board of Trustees                           4
                      Allan B. Muchin         regarding the continuation or amendment of the
                      Jerome Kahn, Jr.        investment advisory agreements between the Trust and
                      David C. Kleinman       the Adviser and other agreements with third-party
                                              service providers.

Governance            Allan B. Muchin         Make recommendations to the Board of Trustees                           2
                        (chairman)            regarding committees of the board and committee
                      Margaret Eisen          assignments, make recommendations to the Board
                      Steven N. Kaplan        regarding the composition of the board and candidates
                      Robert E. Nason         for election as non-interested Trustees, oversee the
                                              process for evaluating the functioning of the board, and
                                              make recommendations to the board regarding the
                                              compensation of Trustees who are not affiliated with any
                                              investment adviser, administrator or distributor of the
                                              Funds.

Investment            David C. Kleinman       Examine methods of mutual fund performance                              0
Performance Analysis    (chairman)            measurement and make recommendations to the Board
                      Steven N. Kaplan        of Trustees about the types of performance reports to be
                      Charles P. McQuaid      provided to the Board.
                      John A. Wing

Compliance            John A. Wing            Provide oversight of the monitoring processes and                      15
                        (chairman)            controls regarding the Trust with legal, regulatory and
                      Margaret M. Eisen       internal rules, policies, procedures and standards other
                      Steven N. Kaplan        than those relating to accounting matters and oversight
                      Jerome Kahn, Jr.        of compliance by the Trust's investment adviser,
                                              principal underwriter and transfer agent.

Although the registrant's investment adviser, Trustees, or shareholders may submit suggested candidates for Independent Trustees to the Governance Committee, neither the Committee nor the Independent Trustees as a group shall consider those candidates on a preferential basis as opposed to other possible candidates. Any shareholders may submit the name of a candidate for consideration by the Governance Committee by submitting the recommendation to the Trust's Secretary. The Secretary will forward any such recommendation to the Chairman of the Governance Committee promptly upon receipt.

INVESTMENT ADVISER

Columbia Wanger Asset Management, L.P. ("Columbia WAM") (named Wanger Asset Management, L.P. prior to September 29, 2000 ("WAM")), serves as the investment adviser for the Funds, Wanger Advisors Trust and for other institutional accounts. As of December 31, 2005, Columbia WAM had approximately $27.1 billion in assets under management, including the Funds. Columbia WAM and its predecessor have managed mutual funds, including Columbia Acorn Fund since 1992. Columbia WAM is an indirect wholly owned subsidiary of Columbia Management, which in turn is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, Columbia Management was a wholly owned subsidiary of FleetBoston Financial Corporation ("Fleet"). On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation.

The Portfolio Funds are managed by Columbia WAM and its affiliate Columbia Management Advisors, Inc., previously named Columbia Management Company ("CMA"). Like Columbia WAM, CMA is owned by Columbia Management. CMA also may provide administrative and operational services to the Funds.

Each Advisory Agreement will continue from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund or Portfolio Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either the Trust or Columbia WAM, upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

A discussion of factors considered by the Board of Trustees in approving the Advisory Agreement can be found in the Trust's annual report for the period ended December 31, 2005.

Under its Advisory Agreement for each Fund, the Adviser provides the Fund with discretionary investment services. Specifically, the Adviser is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Funds' prospectuses and this SAI. The Adviser is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below).

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

The advisory fees paid to the Adviser by each Fund for the fiscal years ended December 31, 2005, 2004 and 2003 were as follows:

FUND                            2005                                2004                     2003

Columbia Acorn                          $ 94,524,000                       $ 79,884,000   $52,118,000
Fund

Columbia Acorn                          $ 18,872,000                       $ 14,433,000   $11,792,000
International

Columbia Acorn                          $  8,979,000                       $  6,825,000   $ 4,194,000
USA

Columbia Acorn   gross advisory fee:    $ 12,294,000  gross advisory fee:  $  8,663,000   $ 3,817,000
Select           exp. reimb:                      (0) exp. reimb:                    (0)           (0)
                 -----------------------------------  ---------------------------------   ------------
                 net advisory fee:      $12,294,0009  net advisory fee:    $  8,663,000   $ 3,817,000

                                       41

FUND                            2005                                2004                     2003

Columbia Acorn   gross advisory fee:       $707,000   gross advisory fee:     $431,000   $   330,000
International    exp. reimb:                (31,000)  exp. reimb:             (131,000)     (147,000)
                 -----------------------------------  ---------------------------------  ------------
Select           net advisory fee:         $676,000   net advisory fee:       $300,000   $   183,000

Columbia         gross advisory fee:       $205,000   gross advisory fee:     $177,000   $    49,000
Thermostat Fund  exp. reimb:               (300,000)  exp. reimb.:            (403,000)     (350,000)
                 -----------------------------------  ---------------------------------  ------------
                 net advisory fee:         ($95,000)  net advisory fee:      ($226,000)    ($301,000)


Columbia WAM receives advisory fees from some of the Portfolio Funds in which COLUMBIA THERMOSTAT FUND invests.

The advisory fees the Funds pay to the Adviser are calculated daily and paid monthly, at the annual rates shown below:

       COLUMBIA ACORN FUND

                            Average Daily Net Assets      Annual Fee Rate
                            ----------------------------  ---------------
                            Up to $700 million                      0.74%
                            $700 million to $2 billion              0.69%
                            $2 billion to $6 billion                0.64%
                            $6 billion and over                     0.63%

       COLUMBIA ACORN INTERNATIONAL

                            Average Daily Net Assets      Annual Fee Rate
                            ----------------------------  ---------------
                            Up to $100 million                      1.19%
                            $100 million to $500 million            0.94%
                            $500 million and over                   0.74%

       COLUMBIA ACORN USA

                            Average Daily Net Assets      Annual Fee Rate
                            ----------------------------  ---------------
                            Up to $200 million                      0.94%
                            $200 million to $500 million            0.89%
                            $500 million and over                   0.84%

       COLUMBIA ACORN SELECT

                            Average Daily Net Assets      Annual Fee Rate
                            ----------------------------  ---------------
                            Up to $700 million                      0.85%
                            $700 million and over                   0.80%

       COLUMBIA ACORN INTERNATIONAL SELECT

                                                          Annual Fee Rate
                                                          ---------------
                            All assets                              0.94%

       COLUMBIA THERMO STAT FUND

                                                          Annual Fee Rate
                                                          ---------------
                            All assets                              0.10%

Columbia WAM has voluntarily agreed to reimburse COLUMBIA ACORN SELECT (exclusive of distribution and service fees and certain other expenses) to the extent the ordinary operating expenses exceed 1.35% of the average annual net assets for Class Z, Class A, Class B and Class C shares. Columbia WAM has also voluntarily agreed to reimburse COLUMBIA ACORN INTERNATIONAL SELECT (exclusive of distribution and service fees and certain other expenses) to the extent the ordinary operating expenses exceed 1.45% of the average net assets for Class Z, Class A, Class B and Class C shares. This arrangement may be modified or terminated by either Columbia WAM or the Fund on 30 days' notice to the other. In addition, with respect to COLUMBIA THERMOSTAT FUND, COLUMBIA WAM has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (exclusive of distribution and service fees and certain other expenses) do not exceed 0.25% annually through April 30, 2007 for Class Z, Class A, Class B and Class C shares. In addition to the fees and expenses paid by COLUMBIA THERMOSTAT FUND directly, COLUMBIA THERMOSTAT FUND pays its pro rata share of the fees and expenses of the Portfolio Funds in which it invests.

OTHER ARRANGEMENTS WITH SERVICE PROVIDERS

Effective September 30, 2004, the transfer agency and shareholder servicing agreement between the Trust and CMS has been revised so that the Funds pay CMS an account fee for each open account of $21.00 per annum, plus certain out-of-pocket expenses that the Funds adviser and/or affiliates have voluntarily agreed to waive a portion of those expenses.

Each Portfolio Fund pays investment advisory fees to its investment adviser, administrative and bookkeeping fees to its administrator, and transfer agency and shareholder servicing fees to CMS.

PORTFOLIO MANAGERS

Charles McQuaid is the lead portfolio manager for Columbia Acorn Fund and Columbia Thermostat. Robert A. Mohn is the lead portfolio manager for Columbia Acorn USA and co-portfolio manager for Columbia Acorn Fund. P. Zachary Egan and Louis J. Mendes are the co-portfolio managers for Columbia Acorn International Fund. Ben Andrews is lead portfolio manager for Columbia Acorn Select. Christopher Olson is the lead portfolio manager for Columbia Acorn International Select.

     Other Accounts Managed by Portfolio Managers
     --------------------------------------------

The portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds, including separate accounts and unregistered funds. Information regarding those other accounts is set forth below. The advisory fees received by Columbia WAM in connection with the management of the Funds and other accounts are not based on the performance of the Funds or the other accounts.

                                Number of Other Accounts Managed and Assets by
                                     Account Type as of December 31, 2005
                   -------------------------------------------------------------------------
                    Registered Investment
                    Companies (other than        Other Pooled
Portfolio Manager         the Funds)          Investment Vehicles        Other Accounts
--------------------------------------------------------------------------------------------
Ben Andrews        Number:   1               Number:   0            Number:   2
                   Assets:  $102,736,000     Assets:  $0            Assets:  $2,000,000

P. Zachary Egan    Number:   1               Number:   0            Number:   11
                   Assets:  $170,684,000     Assets:  $0            Assets:  $1,500,000

Charles P.         Number:   0               Number:   2            Number:   8
McQuaid            Assets:  $0               Assets:  $195,463,000  Assets:  $1,189,013,000

Louis J. Mendes    Number:   2               Number:   0            Number:   8
                   Assets:  $1,143,887,000   Assets:  $0            Assets:  $1,900,000

Robert A. Mohn     Number:   2               Number:   1            Number:   6
                   Assets:  $1,553,440,000   Assets:  $407,078,000  Assets:  $1,226,000,000

Christopher Olson  Number:   2               Number:   0            Number:   1
                   Assets:  $1,017,224,000   Assets:  $0            Assets:  $250,000
--------------------------------------------------------------------------------------------

     Compensation
     ------------

As of December 31, 2005, the portfolio managers receive all of their compensation from Columbia WAM and its parent company. Ben Andrews, P. Zachary Egan, Charles P. McQuaid, Louis J. Mendes, Robert A. Mohn, and Christopher Olson each received compensation in the form of salary and bonus. In addition, Messrs. Andrews, Egan, McQuaid and Mohn each received a distribution in connection with his association with Columbia WAM prior to its acquisition in September 2000 and Columbia WAM's recent performance. Messrs. Mendes and Olson also participated in a supplemental pool for Columbia WAM employees that was established in connection with the acquisition of Columbia WAM and was based on Columbia WAM's recent performance.

All analysts and portfolio managers have performance benchmarks. Analyst performance is compared to assigned industry or region stock performance within benchmark indices while portfolio manager performance is compared to entire benchmark indices. The benchmark index for each Fund is (1) Columbia Acorn
Fund:  Russell 2500 Index and Standard & Poor's 500 Composite Stock Price Index;
(2) Columbia Acorn International: S&P/Citigroup EMI (Global ex-U.S.); (3) Columbia Acorn Select: Standard & Poor's MidCap 400; (4) Columbia Acorn USA:
Russell 2000 Index; (5) Columbia Acorn International Select: S&P/Citigroup (World ex-U.S.) Cap Range $2-10B; and (6) Columbia Thermostat: Standard & Poor's 500 Composite Stock Price Index (equities), and Lehman U.S. Credit Intermediate Bond Index (debt). Performance compared to benchmark indices is the dominant performance evaluation factor for all analysts and managers. Industry (or country) weighting recommendations are the second most important factor for analysts. Other factors are assets managed, new analyst mentoring, teamwork, and managerial, marketing, compliance and other qualitative contributions.

Analysts and managers are positioned in a number of compensation tiers based on cumulative performance. Excellent performance results in advancement to a higher tier each two or three years, until the highest tier is reached. Higher tiers have higher base compensation levels and wider bonus ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in cash bonus levels. Cash incentive bonuses vary by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performers.

Typically, a very high proportion of an analyst's or manager's bonus is paid in cash with a smaller proportion going into an investment program where the employee can select Columbia mutual funds as their investment vehicle. Bank of America restricted stock or options may also be part of an individual's compensation. These mutual fund investments and Bank of America restricted stock or options vest over three years.

     Ownership of Securities
     -----------------------

At December 31, 2005, each portfolio manager beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act (the "1934 Act") shares of the respective Funds they manage having values within the indicated dollar ranges.

                                                                        Columbia
                             Columbia                                    Acorn        Columbia
              Columbia        Acorn        Columbia     Columbia     International   Thermostat
             Acorn Fund   International   Acorn USA   Acorn Select       Select         Fund
------------------------------------------------------------------------------------------------
Ben Andrews     N/A          N/A             N/A      $  500,000 -      N/A             N/A
                                                      $  1,000,000

P. Zachary      N/A       $  100,001-        N/A         N/A            N/A             N/A
Egan                      $  500,000

Charles P.      Over         N/A             N/A         N/A            N/A             Over
McQuaid      $ 1,000,000                                                             $ 1,000,000

Louis J.        N/A       $  100,001-        N/A         N/A            N/A             N/A
Mendes                    $  500,000

Robert A.    $  100,001-     N/A          $ 100,001-     N/A            N/A             N/A
Mohn         $  500,000                   $ 500,000

Christopher     N/A          N/A             N/A         N/A         $  100,001-        N/A
Olson                                                                $  500,000
------------------------------------------------------------------------------------------------

     Potential conflicts of interest in managing multiple accounts
     -------------------------------------------------------------

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts that Columbia WAM believes are faced by investment professionals at most major financial firms. Columbia WAM and the Trustees of the Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

          - The most attractive investments could be allocated to higher-fee accounts.

          - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

          - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

          - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, Columbia WAM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Columbia WAM and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Funds and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

The Funds' portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and/or accounts that he or she manages.

Columbia WAM or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of a Fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

The Funds' portfolio managers may also face other potential conflicts of interest in managing the Funds, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, the Funds' portfolio managers may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at Columbia WAM, including the Funds' portfolio managers, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by Columbia WAM and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

PORTFOLIO TRANSACTIONS

Columbia WAM places the orders for the purchase and sale of portfolio securities and options and futures contracts for the Funds. Columbia WAM's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Columbia WAM's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Columbia WAM's knowledge of the financial stability of the broker or dealer selected and such other brokers and dealers; evaluation of competing markets, including exchanges, over-the-counter markets, electronic communications networks or other alternative trading facilities; the broker's or dealer's responsiveness to Columbia WAM; and Columbia WAM's knowledge of actual or apparent operation problems of any broker or dealer.

Recognizing the value of these factors, Columbia WAM may cause a Fund to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Columbia WAM has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions effected for the Funds. Columbia WAM has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Columbia WAM. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Columbia WAM's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Columbia WAM, and reports are made annually to the Board of Trustees.

Columbia WAM maintains and periodically updates a list of approved brokers and dealers which, in Columbia WAM's judgment, are generally capable of providing best price and execution and are financially stable. Columbia WAM's traders are directed to use only brokers and dealers on the approved list.

Columbia WAM may place trades for the Funds through a registered broker-dealer that is an affiliate of Columbia WAM pursuant to procedures adopted by the Board of Trustees. Such trades will only be effected consistent with Columbia WAM's obligation to seek best execution for its clients, and the Funds will pay these affiliates a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions.

It is Columbia WAM's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security, with the same terms and conditions, for the accounts of several clients in order to seek a lower commission or more advantageous net price. All clients participating in the aggregated execution receive the same execution price and transaction costs are shared pro-rata, whenever possible.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

Columbia WAM engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return for directing trades for the Funds to those firms. In effect, Columbia WAM is using the commission dollars generated from the Funds to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice.

Columbia WAM has a duty to seek the best combination of net price and execution. Columbia WAM faces a potential conflict of interest with this duty when it uses Fund trades to obtain soft dollar products. This conflict exists because Columbia WAM is able to use the soft dollar products in managing its Funds without paying cash ("hard dollars") for the product. This reduces Columbia WAM's expenses.

Moreover, under a provision of the federal securities laws applicable to soft dollars, Columbia WAM is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Funds that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those Funds are cross subsidizing Columbia WAM's management of the other Funds that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult if not impossible to document, Columbia WAM believes that over time most, if not all, Funds benefit from soft dollar products such that cross subsidizations even out.

Columbia WAM attempts to reduce or eliminate this conflict by directing Fund trades for soft dollar products only if Columbia WAM concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Columbia WAM considers in determining whether a particular broker is capable of providing the best net price and execution. Columbia WAM may cause a Fund to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

Columbia WAM acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other research created by third parties that are supplied to Columbia WAM through the broker-dealer firm executing the trade.

Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Columbia WAM's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Columbia WAM develops target levels of commission dollars on a firm-by-firm basis. Columbia WAM attempts to direct trades to each firm to meet these targets.

Columbia WAM also uses soft dollars to acquire research created by third parties that are supplied to Columbia WAM through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade).

The targets that Columbia WAM establishes for both proprietary and for third party research typically will reflect discussions that Columbia WAM has with the broker-dealer providing the research regarding the level of commissions it expects to receive for the research. However, these targets are not binding commitments, and Columbia WAM does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar research. In setting these targets, Columbia WAM makes a determination that the value of the research is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Columbia WAM will receive the research whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Columbia WAM generally will carry over target shortages and excesses to the next year's target. Columbia WAM believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Columbia WAM can meet the non-binding expectations of broker-dealers providing soft dollar research over flexible time periods. In the case of third party research, the third party is paid by the broker-dealer and not by Columbia WAM. Columbia WAM may enter into a contract with the third party vendor to use the research.

Columbia WAM also receives company-specific research for soft dollars from independent research organizations that are not brokers.

Consistent with industry practice, Columbia WAM does not require that the Fund that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Funds. As noted therein, this practice is explicitly sanctioned by a provision of the 1934 Act, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

In certain cases, Columbia WAM will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Columbia WAM with soft dollar research. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Columbia WAM may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing third party soft dollar research that is not available on a hard dollars basis. Columbia WAM has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Columbia WAM.

The Trust's purchases and sales of securities not traded on securities exchanges generally are placed by Columbia WAM with market makers for these securities on a net basis, without any brokerage commissions being paid by the Trust. Net trading does involve, however, transaction costs. Included in prices paid to underwriters of portfolio securities is the spread between the price paid by the underwriter to the issuer and the price paid by the purchasers. Each Fund's purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker-dealer on a net basis without any brokerage commission being paid by such Fund, but do reflect the spread between the bid and asked prices. Columbia WAM may also transact purchases of some portfolio securities directly with the issuers.

With respect to a Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, Columbia WAM may also consider the part, if any, played by the broker or dealer in bringing the security involved to Columbia WAM's attention, including investment research related to the security and provided to the Fund.

The Adviser may place trades for the Funds through affiliates of the Adviser in accordance with Investment Company Act Rule 17e-1 governing such transactions and pursuant to procedures adopted by the Board of Trustees. The Adviser did not place any trades for the Funds through its affiliates during the fiscal year 2005.

The following table shows the total brokerage commissions paid by each Fund during the last three fiscal years.

BROKERAGE COMMISSIONS (dollars in thousands)

                 COLUMBIA ACORN FUND

                                      Years Ended
                                      -----------
                               2005       2004      2003
                             --------   --------  -------
Total commissions            $ 14,361   $ 12,154  $ 8,476

             COLUMBIA ACORN INTERNATIONAL

                                       Years Ended
                                       -----------
                              2005        2004      2003
                             -------    --------  -------
Total commissions            $ 4,777    $ 12,154  $ 3,113

                  COLUMBIA ACORN USA

                                       Years Ended
                                       -----------
                              2005        2004      2003
                             -------    --------  -------
Total commissions            $   854    $    740  $   592

                 COLUMBIA ACORN SELECT

                                      Years Ended
                                      -----------
                              2005        2004      2003
                             -------    --------  -------
Total commissions            $ 3,484    $  1,608  $   995

          COLUMBIA ACORN INTERNATIONAL SELECT

                                      Years Ended
                                      -----------
                              2005        2004      2003
                             -------    --------  -------
Total commissions            $   196    $    150  $   105

               COLUMBIA THERMOSTAT FUND

                                      Years Ended
                                      -----------
                              2005        2004      2003
                             -------    --------  -------
Total commissions            $     0    $      0  $     0

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At December 31, 2005, the Funds held securities of their regular brokers or dealers as set forth below:

COLUMBIA ACORN FUND
ISSUER                               VALUE (dollars in thousands)
SEI Investments Company                                  $ 87,135
Eaton Vance Corp.                                        $ 81,806
Investment Technology Group                              $ 24,454
Hong Kong Exchanges and Clearing                         $ 37,318
Nuveen Investments Inc.                                  $ 70,621
State Street Boston Corp.                                $ 39,959

COLUMBIA ACORN INTERNATIONAL
ISSUER                               VALUE (dollars in thousands)
Perpetual Trustees Australia                             $ 17,448
Hong Kong Exchanges and Clearing                         $ 24,879

COLUMBIA ACORN SELECT
ISSUER                               VALUE (dollars in thousands)
SEI Investments Company                                  $ 26,992
Janus Capital Group Inc.                                 $ 46,575
Nuveen Investments Inc.                                  $ 41,555

COLUMBIA ACORN INTERNATIONAL SELECT
ISSUER                               VALUE (dollars in thousands)
Hong Kong Exchanges and Clearing                         $  2,820

Directed transactions include transactions that the Fund or Columbia WAM directs to a registered broker-dealer, through an agreement or understanding or otherwise through internal allocation procedures, because of research services provided by the registered broker-dealer to the Funds. For each registered broker-dealer to which the Funds or Columbia WAM directed transactions during the last fiscal year, the following tables show the dollar amount of directed transactions for each Fund, and the commissions paid by each Fund on directed transactions.

                       COLUMBIA ACORN FUND (dollars in thousands)

Total amount of directed brokerage                  Total amount of directed
transactions during 2005                            brokerage commissions paid
                                     $1,934,265     during 2005                  $3,940


                   COLUMBIA ACORN INTERNATIONAL (dollars in thousands)

Total amount of directed brokerage                  Total amount of directed
transactions during 2005                            brokerage commissions paid
                                     $1,694,734     during 2005                  $3,279


                      COLUMBIA ACORN USA (dollars in thousands)

Total amount of directed brokerage                  Total amount of directed
transactions during 2005                            brokerage commissions paid
                                     $   95,100     during 2005                  $  186


                     COLUMBIA ACORN SELECT (dollars in thousands)

Total amount of directed brokerage                  Total amount of directed
transactions during 2005                            brokerage commissions paid
                                     $  163,130     during 2005                  $  384


              COLUMBIA ACORN INTERNATIONAL SELECT (dollars in thousands)

Total amount of directed brokerage                  Total amount of directed
transactions during 2005                            brokerage commissions paid
                                     $   73,380     during 2005                  $  157


                  COLUMBIA THERMOSTAT FUND (dollars in thousands)

Total amount of directed brokerage                  Total amount of directed
transactions during 2005                            brokerage commissions paid
                                     $        0     during 2005                  $    0

     During the last three most recent fiscal years, the Funds have not paid any brokerage commissions to any broker that is an affiliated person of the Funds, at the time of the transaction, Columbia WAM or CMD, or any of their affiliates.

ADMINISTRATION AGREEMENT

Columbia Acorn Trust has a separate administration agreement with the Adviser under which services are provided to Columbia Acorn and each Fund by Columbia WAM. Pursuant to the agreement, Columbia Acorn Trust shall pay Columbia WAM for its services, a fee accrued daily and paid monthly at the following annual rates: 0.05% of Columbia Acorn Trust's average daily net assets up to $8 billion of assets; 0.04% of Columbia Acorn Trust's average daily net assets from $8 billion to $16 billion of assets; and 0.03% of Columbia Acorn Trust's average daily net assets over $16 billion. Pursuant to that agreement, the Adviser provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of Columbia Acorn Trust; (ii) supervising the preparation and filing of registration statements, notices, reports, tax returns and other documents;
(iii) overseeing and assisting in the coordination of the performance of administrative and professional services rendered to the Funds by others; (iv) providing administrative office and data processing facilities; (v) developing and implementing procedures to monitor each Fund's compliance with regulatory requirements and with each Fund's investment policies and restrictions; (vi) providing for the services of employees of the Adviser who may be appointed as officers of Columbia Acorn Trust; and (vii) providing services to shareholders of the Funds. The Administration Agreement has a one year term. The Adviser has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at the Adviser's expense. The Adviser retains responsibility for any services it delegates. The Adviser has delegated some or all of the services provided pursuant to the Administration Agreement to affiliates of Columbia Management.

The administrative fees paid to the Adviser by each Fund for the fiscal years ended December 31, 2005, 2004 and 2003 were as follows:

FUND                             2005        2004        2003
Columbia Acorn Fund           $6,207,000  $5,759,000  $3,905,000

Columbia Acorn International  $1,005,000  $  838,000  $  703,000

Columbia Acorn USA            $  425,000  $  356,000  $  227,000

Columbia Acorn Select         $  632,000  $  461,000  $  212,000

Columbia Acorn International  $   32,000  $   22,000  $   17,000
Select

Columbia Thermostat Fund      $   87,000  $   84,000  $   25,000

PRINCIPAL UNDERWRITER

CMD, One Financial Center, Boston, MA 02111, is the principal underwriter of the Funds' shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

CMD'S CHARGES AND EXPENSES

SALES CHARGES (dollars in thousands)

                                                                        Class A Shares
                                                                   Year ended December 31, 2005
                                                         ------------------------------------------------------
                                                                                                    Columbia
                                                            Columbia                  Columbia       Acorn        Columbia
                                             Columbia        Acorn        Columbia     Acorn     International   Thermostat
                                            Acorn Fund   International   Acorn USA     Select        Select         Fund
                                            -----------  --------------  ----------  ----------  --------------  -----------
Aggregate initial sales charges on          $     4,777  $          716  $      315  $   1,808   $           67  $       398
    Fund share sales
Initial sales charges retained by CMD       $   812,402  $      115,750  $   51,780  $ 271,751   $       10,833  $    61,262
Aggregate contingent deferred sales         $     1,941  $            3  $        0    ($1,829)  $            1  $         5
    charges (CDSC) on Fund redemptions
    retained by CMD

                                                                               Class B Shares
                                                                        Year ended December 31, 2005
                                                             ----------------------------------------------------
                                                                                                       Columbia
                                                                Columbia                 Columbia       Acorn        Columbia
                                                 Columbia        Acorn        Columbia     Acorn    International   Thermostat
                                                Acorn Fund   International   Acorn USA    Select        Select         Fund
                                                -----------  --------------  ----------  ---------  --------------  -----------
Aggregate CDSC on Fund redemptions retained by  $ 2,147,740  $       92,069  $  122,138  $ 375,163  $       12,539  $   162,027
    CMD

                                                                                Class C Shares
                                                                         Year ended December 31, 2005
                                                             ----------------------------------------------------
                                                                                                       Columbia
                                                                Columbia                 Columbia       Acorn        Columbia
                                                 Columbia        Acorn        Columbia     Acorn    International   Thermostat
                                                Acorn Fund   International   Acorn USA    Select        Select         Fund
                                                -----------  --------------  ----------  ---------  --------------  -----------
Aggregate CDSC on Fund redemptions retained by  $    58,070  $        5,462  $    1,160  $  22,676  $        1,193  $     7,903
    CMD

                                                                         Class A Shares
                                                                  Year ended December 31, 2004
                                                      -----------------------------------------------------
                                                                                                Columbia
                                                         Columbia                 Columbia       Acorn        Columbia
                                          Columbia        Acorn        Columbia     Acorn    International   Thermostat
                                         Acorn Fund   International   Acorn USA    Select        Select         Fund
                                         -----------  --------------  ----------  ---------  --------------  -----------
Aggregate initial sales charges on Fund  $     4,239  $          366  $      173  $   2,433  $           30  $     1,084
    share sales
Initial sales charges retained by CMD    $   688,302  $       57,154  $   27,933  $ 369,071  $        6,127  $   169,202
Aggregate contingent deferred sales      $    19,547  $          120  $      827  $  11,665  $            0  $         9
    charges (CDSC) on Fund redemptions
    retained by CMD

                                                                               Class B Shares
                                                                         Year ended December 31, 2004
                                                             -----------------------------------------------------
                                                                                                       Columbia
                                                                Columbia                 Columbia       Acorn        Columbia
                                                 Columbia        Acorn        Columbia     Acorn    International   Thermostat
                                                Acorn Fund   International   Acorn USA    Select        Select         Fund
                                                -----------  --------------  ----------  ---------  --------------  -----------
Aggregate CDSC on Fund redemptions retained by  $ 2,139,741  $       83,937  $  148,011  $ 329,294  $       11,410  $   164,282
    CMD

                                                                               Class C Shares
                                                                        Year ended December 31 , 2004
                                                             -----------------------------------------------------
                                                                                                       Columbia
                                                                Columbia                 Columbia       Acorn        Columbia
                                                 Columbia        Acorn        Columbia     Acorn    International   Thermostat
                                                Acorn Fund   International   Acorn USA    Select        Select         Fund
                                                -----------  --------------  ----------  ---------  --------------  -----------
Aggregate CDSC on Fund redemptions retained by  $   134,065  $        5,500  $    8,238  $  37,178  $           84  $    14,900
    CMD

                                                                         Class A Shares
                                                                  Year ended December 31, 2003
                                                      ------------------------------------------------------
                                                                                                 Columbia
                                                         Columbia                  Columbia       Acorn        Columbia
                                          Columbia        Acorn        Columbia     Acorn     International   Thermostat
                                         Acorn Fund   International   Acorn USA     Select        Select         Fund
                                         -----------  --------------  ----------  ----------  --------------  -----------
Aggregate initial sales charges on Fund  $    10,178  $          217  $      538  $    2,305  $           11  $     1,204
    share sales
Initial sales charges retained by CMD    $     1,333  $           31  $       81  $      331  $            1  $       179
Aggregate contingent deferred sales
    charges (CDSC) on Fund redemptions
    retained by CMD                      $        12  $           13  $       10         (a)  $            1  $         0

                                                                              Class B Shares
                                                                         Year ended December 31, 2003
                                                             -----------------------------------------------------
                                                                                                       Columbia
                                                                Columbia                 Columbia       Acorn        Columbia
                                                 Columbia        Acorn        Columbia     Acorn    International   Thermostat
                                                Acorn Fund   International   Acorn USA    Select        Select         Fund
                                                -----------  --------------  ----------  ---------  --------------  -----------
Aggregate CDSC on Fund redemptions retained by
    CMD                                         $     1,914  $           71  $      125  $     146  $            9  $        26

                                                                   Class C Shares
                                                             Year ended December 31, 2003
                                                 -----------------------------------------------------
                                                                                           Columbia
                                                    Columbia                 Columbia       Acorn        Columbia
                                     Columbia        Acorn        Columbia     Acorn    International   Thermostat
                                    Acorn Fund   International   Acorn USA    Select        Select         Fund
                                    -----------  --------------  ----------  ---------  --------------  -----------
Aggregate CDSC on Fund redemptions
    retained by CMD                 $       118  $            7  $        4  $      12  $            1  $         4

(a)  Rounds to less than one.

OWNERSHIP OF THE FUND

As of April 1, 2006, the following shareholders of record owned 5% or more of each class of the outstanding shares of any Fund:

                                                                              PERCENTAGE OF
                                                                               OUTSTANDING
        NAME AND ADDRESS                               FUND                    SHARES HELD
-------------------------------------  -------------------------------------  --------------
Charles Schwab & Co. Inc.(1)           Columbia Acorn Fund Z                          13.50%
101 Montgomery Street                  Columbia Acorn International Z                 11.15%
San Francisco, CA  94104-4122          Columbia Acorn USA Z                            8.00%
                                       Columbia Acorn Select Z                        12.89%
                                       Columbia Acorn International Select Z          11.31%

State of Illinois Employees Deferred   Columbia Acorn Fund Z                           8.32%
Compensation Plan(2)
PO Box 19208
Springfield, IL 62794-9208

Fidelity Investments                   Columbia Acorn Fund Z                           6.33%
100 Magellan Way #KW1C                 Columbia Acorn USA Z                           25.06%
Covington, KY 41015-1999               Columbia Acorn Select Z                        12.54%

Bank of New York                       Columbia Acorn USA Z                            8.88%
FBO New York State Deferred
Compensation Plan
1 Wall St., Floor 12
New York, NY 10286-001

Vanguard Fiduciary Trust Co.(1)        Columbia Acorn USA Z                            6.39%
PO Box 2600
Valley Forge, PA 19482-2600

Bank of America NA.(1)                 Columbia Acorn Fund Z                           7.70%
411 N. Akard St.                       Columbia Acorn International                   22.96%
Dallas, TX 75201-3307                  Columbia Acorn USA Z                            6.47%
                                       Columbia Acorn Select Z                        25.69%
                                       Columbia Acorn International Select Z          46.91%

Ralph Wanger                           Columbia Thermostat Fund Z                      5.83%
191 North Wacker, Suite 1500
Chicago, IL  60606

Columbia Management Advisors Inc.      Columbia Thermostat Fund Z                     20.62%
245 Summer St.
FL 3 MS:MADE 11603H
Boston, MA 02210-1129

LaSalle Bank National Association.(1)  Columbia Thermostat Fund Z                      6.70%
PO Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co. Inc.(1)           Columbia Acorn Fund A                          18.44%
101 Montgomery Street                  Columbia Acorn International A                 17.15%
San Francisco, CA  94104-4122          Columbia Acorn USA A                           18.52%
                                       Columbia Acorn Select A                        30.47%
                                       Columbia Acorn International Select A          20.40%
                                       Columbia Thermostat A                           7.79%

                                                                               PERCENTAGE OF
                                                                                OUTSTANDING
NAME AND ADDRESS                                        FUND                    SHARES HELD
--------------------------------------  -------------------------------------  --------------
Merrill Lynch Pierce Fenner & Smith(1)  Columbia Acorn Fund A                           5.52%
4800 Deer Lake Drive                    Columbia Acorn USA A                            7.48%
Jacksonville, FL  32246-6484

Citigroup Global Markets, Inc. (1)      Columbia Acorn Fund B                           8.26%
333 W. 34th Street                      Columbia Acorn International B                  6.97%
New York, NY  10001-2402                Columbia Acorn USA B                           10.34%
                                        Columbia Acorn Select B                         6.00%

Citigroup Global Markets, Inc. (1)      Columbia Acorn Fund C                          16.25%
333 W. 34th Street                      Columbia Acorn International C                 14.21%
New York, NY  10001-2402                Columbia Acorn USA C                           10.94%
                                        Columbia Acorn Select C                        12.06%
                                        Columbia Acorn International Select C           6.10%
                                        Columbia Thermostat C                           7.15%

Merrill Lynch Pierce Fenner & Smith(1)  Columbia Acorn Fund C                          16.22%
4800 Deer Lake Drive                    Columbia Acorn International C                  6.19%
Jacksonville, FL  32246-6484            Columbia Acorn USA C                           12.15%
                                        Columbia Acorn Select C                        13.70%
                                        Columbia Acorn International Select C           5.65%

Piper Jaffray(1)                        Columbia Acorn International Select C           5.88%
706 Second Avenue South
Minneapolis, MN  55402-3003

(1)  Shares are held of record on behalf of customers, and not beneficially.

(2) Shares are held of record on behalf of plan participants, and not beneficially.

At April 1, 2006, the Trustees and officers of the Trust as a group owned beneficially 2.1% and 5.0% of the outstanding Class Z shares of COLUMBIA THERMOSTAT and COLUMBIA ACORN INTERNATIONAL SELECT, respectively, and [less than 1%] of each other class of shares of each Fund. As of April 1, 2006, none of the independent Trustees owns beneficially or of record any shares of Columbia WAM or CMD, or of any person directly or indirectly controlling, controlled by, or under common control with Columbia WAM or CMD.

The following table shows the dollar range of equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the 1934 Act) by each Trustee as of December 31, 2005 (i) in the Funds and (ii) in the funds in the Columbia Funds Complex.

                                                                             AGGREGATE DOLLAR RANGE OF
                                                                             EQUITY SECURITIES IN ALL
                                                                               REGISTERED INVESTMENT
                                                    DOLLAR RANGE OF EQUITY     COMPANIES OVERSEEN BY
                                                       SECURITIES OWNED             TRUSTEE IN
NAME OF TRUSTEE               NAME OF FUND               IN EACH FUND         COLUMBIA FUNDS COMPLEX
--------------------  ----------------------------  -----------------------  -------------------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF COLUMBIA ACORN:

Margaret Eisen        Columbia Acorn Fund                 None               Over $100,000
                      Columbia Acorn International  Over -$100,000
                      Columbia Acorn USA                  None
                      Columbia Acorn Select               None
                      Columbia Acorn International        None
                      Select
                      Columbia Thermostat Fund            None

Jerome Kahn, Jr.*     Columbia Acorn Fund           Over $100,000            Over $100,000
                      Columbia Acorn International        None
                      Columbia Acorn USA            Over-$100,000
                      Columbia Acorn Select               None
                      Columbia Acorn International  Over $100,000
                      Select
                      Columbia Thermostat Fund            None

Steven N. Kaplan*     Columbia Acorn Fund           $ 10,001-$50,000       $10,001-$50,000
                      Columbia Acorn International  $ 10,001-50,000
                      Columbia Acorn USA                  None
                      Columbia Acorn Select         $     1-$10,000
                      Columbia Acorn International        None
                      Select
                      Columbia Thermostat Fund            None

David C. Kleinman     Columbia Acorn Fund           $ 10,001-$50,000         Over $100,000
                      Columbia Acorn International  $50,001-$100,000
                      Columbia Acorn USA            $ 10,001-$50,000
                      Columbia Acorn Select         $ 10,001-$50,000
                      Columbia Acorn International  $      1-$10,000
                      Select
                      Columbia Thermostat Fund            None

Allan B. Muchin*      Columbia Acorn Fund           Over $100,000            Over $100,000
                      Columbia Acorn International        None
                      Columbia Acorn USA                  None
                      Columbia Acorn Select               None
                      Columbia Acorn International        None
                      Select
                      Columbia Thermostat Fund            None

Robert E. Nason*      Columbia Acorn Fund           $ 50,001-$100,000        Over $100,000
                      Columbia Acorn International  $ 50,001-$100,000
                      Columbia Acorn USA            $  10,001-$50,000
                      Columbia Acorn Select         $  10,001-$50,000
                      Columbia Acorn International  $       1-$10,000
                      Select
                      Columbia Thermostat Fund      $  10,001-$50,000

                                                                        AGGREGATE DOLLAR RANGE OF
                                                                        EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT
                                               DOLLAR RANGE OF EQUITY     COMPANIES OVERSEEN BY
                                                  SECURITIES OWNED             TRUSTEE IN
NAME OF TRUSTEE          NAME OF FUND               IN EACH FUND         COLUMBIA FUNDS COMPLEX
---------------  ----------------------------  -----------------------  -------------------------
James A. Star    Columbia Acorn Fund           $  10,001-$50,000        Over $100,000
                 Columbia Acorn International  $ 50,001-$100,000
                 Columbia Acorn USA            $  10,001-$50,000
                 Columbia Acorn Select         Over $100,000
                 Columbia Acorn International        None
                 Select
                 Columbia Thermostat Fund            None

John A. Wing*    Columbia Acorn Fund           Over $100,000            Over $100,000
                 Columbia Acorn International  $ 50,001-$100,000
                 Columbia Acorn USA            over $100,000
                 Columbia Acorn Select               None
                 Columbia Acorn International        None
                 Select
                 Columbia Thermostat Fund      over $100,000

     * In addition to the value of the shares owned as set forth above, Messrs. Kahn, Kaplan, Muchin, Nason and Wing have deferred trustee fees pursuant to a deferred compensation plan described above. The value of the deferred fees is determined as if the fees had been invested in shares of one or more Funds, as determined by the Trustee, as of the date of the deferral. As of December 31, 2005, the value of each of the deferred compensation accounts in the Funds for Messrs. Kahn, Kaplan, Muchin, Nason and Wing was $702,601, $293,722, $126,041, $869,253 and $370,412, respectively.

                                                                               AGGREGATE DOLLAR RANGE OF
                                                                               EQUITY SECURITIES IN ALL
                                                                                 REGISTERED INVESTMENT
                                                       DOLLAR RANGE OF EQUITY    COMPANIES OVERSEEN BY
                                                          SECURITIES OWNED            TRUSTEE IN
NAME OF TRUSTEE                  NAME OF FUND               IN EACH FUND        COLUMBIA FUNDS COMPLEX
-----------------------  ----------------------------  ----------------------  -------------------------

TRUSTEES WHO ARE INTERESTED PERSONS OF COLUMBIA ACORN:

Charles P. McQuaid       Columbia Acorn Fund           Over $100,000           Over $100,000
                         Columbia Acorn International  Over $100,000
                         Columbia Acorn USA            Over $100,000
                         Columbia Acorn Select         Over $100,000
                         Columbia Acorn International  Over $100,000
                         Select
                         Columbia Thermostat Fund      Over $100,000

Ralph Wanger             Columbia Acorn Fund           Over $100,000           Over $100,000
                         Columbia Acorn International  Over $100,000
                         Columbia Acorn USA            Over $100,000
                         Columbia Acorn Select         Over $100,000
                         Columbia Acorn International  Over $100,000
                         Select
                         Columbia Thermostat Fund      Over $100,000

12B-1 PLAN, CONTINGENT DEFERRED SALES CHARGES AND CONVERSION OF SHARES

Each Fund offers four classes of shares - Class Z, Class A, Class B, and Class
C. Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each class except Class Z. Under the Plan, each Fund pays CMD monthly service and distribution fees at the annual rates described in the Prospectus for that Funds' Class A, Class B and Class C shares. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to CMD and its affiliates (including the Adviser) with respect to the Class A, B and C shares to the extent that such payments might be construed to be indirect financing of the distribution of those shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as its continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust (Independent Trustees) and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus. Class Z shares are offered at net asset value and are not subject to a CDSC. However, generally, if you redeem or exchange Class A, B, C or Z shares of Columbia Acorn International or Columbia Acorn International Select that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. See "How to Sell Shares" for more information on redemption fees. The CDSCs and initial sales charge are described in the Prospectuses for the Funds' Class A, Class B and Class C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, which are not subject to the distribution fee, having an equal value. Class C shares do not convert. See the Prospectus for a description of the different programs.

REDEMPTION FEES (dollars in thousands)

                                                                       Class Z Shares
                                                                 Year ended December 31,2005
                                                          -----------------------------------------
                                            Columbia Acorn International    Columbia Acorn International Select
                                            -----------------------------  ------------------------------------
Contingent redemption fees charged on Fund
share redemptions retained by the Fund      $                          65  $                                  9

                                                                         Class Z Shares
                                                                   Year ended December 31,2004
                                                             -----------------------------------------
                                                  Columbia Acorn International    Columbia Acorn International Select
                                                  -----------------------------  ------------------------------------
Contingent redemption fees charged on Fund share
redemptions retained by the Fund                  $                          86  $                                  4

12B-1 FEES PAID TO CMD IN 2005 (dollars in thousands)

Columbia Acorn Fund                  $30,147
Columbia Acorn International         $ 1,139
Columbia Acorn USA                   $ 1,341
Columbia Acorn International Select  $   100
Columbia Acorn Select                $ 4,478
Columbia Thermostat Fund             $ 1,151


SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Class A, B and C shares of the Funds for the fiscal year ended December 31, 2005 were:

COLUMBIA ACORN FUND

                                                           Year ended December 31, 2005
                                                          ------------------------------
                                                Class A Shares   Class B Shares   Class C Shares
                                                ---------------  ---------------  ---------------
Fees to FSFs                                    $        10,156  $         4,843  $         4,327
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                 713              100              159
Allocated travel, entertainment and other
  promotional expenses (including advertising)            1,333              187              298

COLUMBIA ACORN USA

                                                           Year ended December 31, 2005
                                                          ------------------------------
                                                Class A Shares   Class B Shares   Class C Shares
                                                ---------------  ---------------  ---------------
Fees to FSFs                                    $           473  $           244  $           169
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  49                6                7
Allocated travel, entertainment and other
  promotional expenses (including advertising)               92               11               13

COLUMBIA ACORN SELECT

                                                           Year ended December 31, 2005
                                                          ------------------------------
                                                Class A Shares   Class B Shares   Class C Shares
                                                ---------------  ---------------  ---------------
Fees to FSFs                                    $         1,881  $         1,192  $           773
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                 208               24               35
Allocated travel, entertainment and other
  promotional expenses (including advertising)              389               45               65

COLUMBIA ACORN INTERNATIONAL

                                                           Year ended December 31, 2005
                                                          ------------------------------
                                                Class A Shares   Class B Shares   Class C Shares
                                                ---------------  ---------------  ---------------
Fees to FSFs                                    $           276  $           424  $           224
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  49               14               12
Allocated travel, entertainment and other
  promotional expenses (including advertising)               92               26               22

COLUMBIA ACORN INTERNATIONAL SELECT

                                                           Year ended December 31, 2005
                                                          ------------------------------
                                                Class A Shares   Class B Shares   Class C Shares
                                                ---------------  ---------------  ---------------
Fees to FSFs                                    $            19  $            45  $            21
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                   4                2                1
Allocated travel, entertainment and other
  promotional expenses (including advertising)                8                3                2

COLUMBIA THERMOSTAT FUND

                                                           Year ended December 31, 2005
                                                           ----------------------------
                                                Class A Shares   Class B Shares   Class C Shares
                                                ---------------  ---------------  --------------
Fees to FSFs                                    $           214  $           321  $          123
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                  15               11               6
Allocated travel, entertainment and other
  promotional expenses (including advertising)               28               20              11

CODE OF ETHICS

The 1940 Act and rules thereunder require that the Trust and the Adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Trust, the Adviser and CMD have adopted Codes of Ethics pursuant to the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds under limited circumstances. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public
                      ------------------
Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Funds have delegated to Columbia WAM the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to Columbia WAM, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by Columbia WAM. These included the procedures that Columbia WAM follows when a vote presents a conflict between the interests of the Funds and their shareholders and Columbia WAM, its affiliates, its other clients or other persons.

Columbia WAM's policy is to vote all proxies for Fund securities in a manner considered by Columbia WAM to be in the best interest of the Funds and their shareholders without regard to any benefit to Columbia WAM, its affiliates, its other clients or other persons. Columbia WAM examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. Columbia WAM also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. Columbia WAM determines the best interest of the Funds in light of the potential economic return on the Funds' investment.

Columbia WAM addresses potential material conflicts of interest by having predetermined voting guidelines and by having each individual stock analyst review and vote each proxy for the stocks that he or she follows. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, Columbia WAM's Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to Columbia WAM, its affiliates, its other clients or other persons. Columbia WAM's Proxy Committee is composed of representatives of Columbia WAM's equity investments, equity research, compliance, legal and administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on an annual basis, Columbia WAM's proxy voting policies to ensure consistency with internal and regulatory agency policies, and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Columbia WAM has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services. Columbia WAM's proxy voting policies, guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the Trust's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the Funds' proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's
--------------------------
website at www.sec.gov; and (iii) without charge, upon request by calling (800)
           -----------
426-3750.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of Columbia Acorn Trust have adopted policies with respect to the disclosure of information regarding the Funds' portfolio holdings by the Funds, Columbia WAM, or its affiliates. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information
---------------------
with the SEC in a required filing, or (3) for money market funds in the Columbia Funds complex, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Funds' policies are described below. The Trustees shall be informed as needed regarding the Funds' compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of Columbia Management and its affiliates. The Funds' policies prohibit Columbia Management and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.

PUBLIC DISCLOSURES

The Funds' portfolio holdings are currently disclosed to the public through their filings with the SEC. The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the Funds' fiscal year). Shareholders may obtain the Funds' Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the
                                              -----------
Funds' Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

The Funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:
---------------------

      INFORMATION PROVIDED           FREQUENCY OF DISCLOSURE         DATE OF WEB POSTING
-----------------------------------------------------------------------------------------------
Full portfolio holdings information          Monthly          30 calendar days after month end.
-----------------------------------------------------------------------------------------------

The scope of the information provided relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

A Fund, Columbia Management or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES

The Funds' policies provide that non-public disclosures of a Fund's portfolio holdings may also be made if (1) the Fund has a legitimate business purpose for making such disclosure and (2) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information. The President, Treasurer, Assistant Treasurer, and/or Chief Compliance Officer of the Funds may authorize such non-public disclosures of a Fund's portfolio holdings if these requirements are satisfied. Certain clients of the Funds' investment adviser(s) may follow a strategy similar to that of the Funds and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Funds.

The Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with day-to-day business operations. In addition to Columbia Management and its affiliates, these service providers include the Funds' custodian (State Street Bank & Trust Company) and sub-custodians, independent registered public accounting firm (PricewaterhouseCoopers LLP), legal counsel (Bell, Boyd & Lloyd LLC), financial printer (Financial Graphic Services, Inc.), and the Funds' proxy voting service provider(Institutional Shareholder Services), the Funds' proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds (Fitch, Inc.) and service providers that support Columbia WAM's trading systems (InvestorTool, Inc. and Thomson Financial). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

CUSTODIAN

State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston, MA 02111-2900 ("State Street") is the custodian of the assets of the Funds. The Custodian is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. Columbia WAM and Columbia Management supervise the Bank in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies who are members of the Bank's Global Custody Network and foreign depositories (foreign sub-custodians).

With respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad are greater than those associated with investing in the U.S.

The Funds may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at One North Wacker, Chicago, IL 60606, serves as the Funds' independent registered public accounting firm, providing audit services, tax return review services, and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP and another independent registered public accounting firm given on the authority of that those firms as experts in accounting and auditing.

DETERMINATION OF NET ASSET VALUE

Each Fund determines its net asset value ("NAV") per share for each class as of the close of the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time), each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Trustees, the NAV of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at a fair value when an event has occurred after the last available market price and before the close of the NYSE that materially affects the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. When a security is valued at a fair value, the value may be higher or lower than the value used by another fund that uses market quotations to price the same securities. The Trust has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund
shares are priced.   The use of an independent fair value pricing service is
intended to and may decrease the opportunities for time zone arbitrage transactions. There can be no assurance that the use of an independent fair value pricing service will successfully decrease arbitrage opportunities. If a security is valued at a "fair value," that value may be different from the last quoted market price for that security. The Fund's foreign securities may trade on days when the NYSE is closed. Except as described above, we will not price shares on days that NYSE is closed for trading.

Shares of the Portfolio Funds are valued at their respective net asset values. The Portfolio Funds generally value securities in their portfolio for which market quotations are readily available at the current market values of those securities (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of directors or trustees of the Portfolio Fund.

If market quotations of Portfolio Funds are not readily available, or if a quotation is determined not to represent a fair value, management will use a method that the Fund's Trustees believe accurately reflects a fair value.

Each day, newspapers and other reporting services may publish the share prices of mutual funds at the close of business on the previous day. COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN INTERNATIONAL SELECT and the Portfolio Funds may invest in securities which are primarily listed on foreign exchanges, and therefore may experience trading and changes in NAV on days on which the Funds do not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of COLUMBIA ACORN FUND, COLUMBIA ACORN INTERNATIONAL, COLUMBIA ACORN INTERNATIONAL SELECT and COLUMBIA THERMOSTAT FUND on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or, in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Funds' Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate on that day. Fund positions for which market quotations are not readily available and other assets are valued at a fair value as determined by the Valuation Committee in good faith under the procedures approved by of the Funds' Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which a Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such a security may occur between such times and the close of the Exchange which may affect the value of the security.

Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when a significant event has occurred that may affect the securities of a single issuer, such as a merger, bankruptcy or significant issuer specific development; (ii) when a significant event has occurred that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) when a non-significant event has occurred such as a market's closing early or not opening, security trading halt or pricing of a nonvalued, restricted or nonpublic security.

HOW TO BUY SHARES

The Prospectuses contain a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors. In addition, you may, subject to the approval of the Trust, purchase shares of a Fund with securities that are held in the Funds' portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund [consistent with the Fund's investment objectives and restrictions]) that have a value that is readily ascertainable in accordance with the Trust's valuation policies. Should the Trust approve your purchase of a Fund's shares with securities, the Trust would follow its purchase-in-kind procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange after receipt of the purchase order) pursuant to the Trust's valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate purchase price.

The investment minimum, if any, for initial investments (by purchase, exchange or certain transfers) of each class of shares of the Funds is set forth in the Prospectuses. The investment minimum does not apply under certain circumstances determined by the Funds to be appropriate from time to time and consistent with the interests of shareholders, including with respect to the following accounts:

o Class A share accounts resulting from the automatic conversion of Class B shares;

o Accounts established as a result of the limitation on the maximum purchase of Class B shares as described in the Prospectus;

o Certain specified re-registrations of accounts, such as resulting from divorce, death of a shareholder, a change in the shareholder's broker, or certain IRA conversions;

o    Investments by funds of funds or state tuition plans organized under
     Section 529 of the Internal Revenue Code; and

o Positions resulting from the use of a reinstatement provision described under paragraph 3 of the Net Asset Value Eligibility Guidelines in the Statement.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of an order for purchase of shares placed through an FSF, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Funds' Prospectuses less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Application, and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectuses. Certificates are not available for any class of shares offered by the Funds. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.

ADDITIONAL INVESTOR SERVICING PAYMENTS

The Funds, along with the transfer agent, distributor and/or investment adviser may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund's transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support ("additional shareholder services"). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. The Fund's transfer agent, distributor, investment adviser or their affiliates will pay such amounts from their own resources to financial intermediaries in connection with the provision of these additional shareholder services and other services (See "Additional Financial Intermediary Payments" for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

The Funds may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

ADDITIONAL FINANCIAL INTERMEDIARY PAYMENTS

As described above and in the section "12b-1 Plan, Contingent Deferred Sales Charges and Conversion of Shares", financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under "Investor Servicing Payments". For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

CMD, Columbia WAM and their affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in "Additional Investor Servicing Payments". These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD, Columbia WAM and their affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by CMD, Columbia WAM or their affiliates are made pursuant to agreements between CMD, Columbia WAM and their affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (12b-1) fees and expenses paid by the Fund as shown under the heading "Fees and Expenses" in the Fund's prospectus.

MARKETING SUPPORT PAYMENTS

CMD, Columbia WAM or their affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary's preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America afilliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

As of the date of this SAI, CMD, Columbia WAM or their affiliates had agreed to make marketing support payments to the following financial intermediaries or their affiliates:

A.G. Edwards & Sons, Inc.                  J.J.B. Hilliard, W.L. Lyons, Inc.
AIG Advisor Group                          Lincoln Financial Advisors Corp.
Ameriprise Financial Services, Inc.        Linsco/Private Ledger Corp. (LPL)
AXA Advisors, LLC                          Mellon Financial Markets, LLC
Banc of America Securities LLC             Merrill Lynch, Pierce, Fenner & Smith Incorporated
Banc of America Securities Limited         Money Market One
Bank of America, N.A.                      Morgan Stanley DW Inc.
Bank of New York                           New York State Deferred Compensation Board
Bear Stearns & Co. Inc.                    Pershing LLC
BMO Nesbitt Burns                          PNC Bank, N.A.
Brown Brothers Harriman & Co.              Raymond James & Associates, Inc.
Chicago Mercantile Exchange                Raymond James Financial Services, Inc.
Citicorp Investment Services               Security Benefit Life Insurance Company
Commonwealth Financial Network             SEI Investments Inc.
Custodial Trust Company                    Silicon Valley Bank
FAS Corp.                                  Summit Bank
Ferris Baker Watts, Incorporated           Sungard Institutional Brokerage Inc.
Fidelity Brokerage Services, Inc.          Sun Life Assurance Company of Canada
FinancialOxygen, Inc.                      TIAA-CREF Life Insurance Company
Genworth Financial, Inc.                   Transamerica Corporation
Goldman, Sachs & Co.                       UBS Financial Services Inc.
Harris Corp.                               US Bank Trust
Huntington Capital Corp.                   Wachovia Securities LLC
Independent Financial Markets Group, Inc.  Webster Investment Services, Inc.
ING Group                                  Wells Fargo Investments, LLC

CMD, Columbia WAM or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

INVESTOR SERVICING PAYMENTS

CMD, Columbia WAM or their affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see "Additional Investor Servicing Payments") and may be in addition to the marketing support payments paid by CMD, Columbia WAM or their affiliates described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD, Columbia WAM or their affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. In addition, CMD, Columbia WAM or their affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary's system or other similar services.

As of the date of this SAI, CMD, Columbia WAM or their affiliates had agreed to make investor servicing payments to the following financial intermediaries or their affiliates:

ABR Retirement Plan Services, Inc.                   Investmart, Inc.
ACS HR Solutions LLC                                 JP Morgan Retirement Plan Services LLC
Administrative Management Group                      Lincoln Financial Group
American Century Investments                         Marquette Trust Company
Ameriprise Financial Services, Inc.                  Matrix Settlement & Clearance Services
AST Trust Company                                    Mellon Financial Services
Benefit Plan Administrators                          Mercer HR Services, LLC
Bisys Retirement Services                            Merrill Lynch, Pierce, Fenner & Smith Incorporated
Ceridian Retirement Plan Services                    Mid Atlantic Capital Corporation
Charles Schwab & Co.                                 National Deferred Compensation, Inc.
Chase Bank of Texas, N.A.                            National Investor Services Corp.
Citigroup Global Markets Inc.                        Nationwide Investment Services
CitiStreet LLC                                       Northern Trust Retirement Consulting, LLC
City National Bank                                   NYLife Distributors LLC
CNA Trust Corporation                                PNC Advisors
Compensation & Capital Administrative Services, Inc  Princeton Retirement Group
CompuSys Erisa Group of Companies                    RBC Dain Rauscher Inc.
Crown Point Trust Company                            Stanton Trust
Daily Access Concepts, Inc.                          Strong Funds Distributors, Inc.
Digital Retirement Solutions                         Sungard Investment Products, Inc.
Dreyfus Service Corporation                          The 401k Company
Edgewood Services, Inc.                              T. Rowe Price Group, Inc.
E*Trade Group, Inc.                                  Unified Trust Company, N.A.
ExpertPlan                                           The Gem Group, L.P.
Fidelity Investments Institutional Operations Co.    The Principal Financial Group
Fiserv Trust Company                                 The Vanguard Group, Inc.
GWFS Equities, Inc.                                  Wachovia Securities, LLC
Hartford Life Insurance Company                      Wells Fargo Investments, LLC
Hewitt Associates LLC                                Wilmington Trust Corporation

CMD, Columbia WAM or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

OTHER PAYMENTS

From time to time, CMD or Columbia WAM, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD's internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Statement of Additional Information. You can ask your financial intermediary for information about any payments it receives from CMD, Columbia WAM and their affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

The Fund does not have any arrangements with shareholders or other individuals that would permit frequent purchases or redemptions of fund shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of any Fund may be purchased through the Automatic Investment Plan. Electronic funds transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase Fund shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfers, you may request the Automatic Investment Plan purchase for any day. For share purchases of Columbia Acorn International, Columbia Acorn International Select and Columbia Thermostat, no minimum investment applies to accounts participating in the Automatic Investment Plan. For share purchases of Columbia Acorn Fund and Columbia Acorn USA for accounts opened prior to December 15, 2003, no minimum investment applies to accounts participating in the Automatic Investment Plan. For share purchases of Columbia Acorn Select, for accounts opened prior to August 5, 2005, no minimum investment applies to accounts participating in the Automatic Investment Plan. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (CLASSES A, B, C AND Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or investment adviser to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

TAX-SHELTERED RETIREMENT PLANS ("RETIREMENT PLANS"). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD.
The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1.    Employees, brokers and various relationships that are allowed to buy at
      -----------------------------------------------------------------------
      NAV. Class A shares of certain Funds may be sold at (NAV) to the following
      ---
      individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

      NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

      Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

      Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

      Banks, trust companies and thrift institutions, acting as fiduciaries.

2.    Grandfathered investors. Any shareholder who owned shares of any fund of
      -----------------------
      Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

      Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

      Galaxy Fund shareholders prior to December 1, 1995; and shareholders who
      (i) purchased Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

      (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3.    Reinstatement. Subject to the fund policy on trading of fund shares, an
      -------------
      investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4.    Retirement Plans. Class A, Class E and Class T shares (Class T shares are
      ----------------
      not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5.    Non-U.S. Investors. Certain pension, profit-sharing or other employee
      ------------------
      benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6.    Reorganizations. At the Fund's discretion, NAV eligibility may apply to
      ---------------
      shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7.    Rights of Accumulation (ROA). The value of eligible accounts, regardless
      ----------------------------
      of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8.    Letters of Intent (LOI). You may pay a lower sales charge when purchasing
      -----------------------
      class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1.    Death. CDSCs may be waived on redemptions following the death of (i) the
      -----
      sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
      (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.    Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions
      --------------------------------
      occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3.    Disability. CDSCs may be waived on redemptions occurring after the sole
      ----------
      shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4.    Death of a trustee. CDSCs may be waived on redemptions occurring upon
      ------------------
      dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5.    Returns of excess contributions. CDSCs may be waived on redemptions
      -------------------------------
      required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6.    Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by
      --------------------------
      employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or CMD.

7.    Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F
     ------------------
      shares (i) where the proceeds are used to directly pay trust taxes, and
      (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8.    Return of Commission. CDSCs may be waived on shares sold by intermediaries
      --------------------
      that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9.    Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions
      ------------------
      from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10.   IRS Section 401 and 457. CDSCs may be waived on shares sold by certain
      -----------------------
      pension, profit-sharing or other employee benefit plans established under
      Section 401 or 457 of the tax code.

11.   Medical Payments. CDSCs may be waived on shares redeemed for medical
      ----------------
      payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12.   Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for
      -----------------------
      shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13.   Charitable Giving Program. CDSCs may be waived on the sale of Class C
      -------------------------
      shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Funds or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, Columbia Acorn may delay selling or delay sending proceeds from your shares for up to 10 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Funds, send a signed letter of instruction or stock power form to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge or redemption fee) next calculated after the Funds receive the request in proper form. If you redeem or exchange Class A, B, C or Z shares of Columbia Acorn International or Columbia Acorn International Select that you have owned 60 days or less, that Fund generally will charge you a redemption fee of 2% of the redemption proceeds. Columbia Acorn International and Columbia Acorn International Select will use the "first-in, first-out" method to determine when shares were purchased. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class A, B, C or Z shares of a fund distributed by CMD that has a redemption fee.

Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners, IRA holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Funds' shares are valued to receive that day's price. FSFs are responsible for furnishing all necessary documentation to CMS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

A shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in the Funds designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals of shares of the Funds under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Funds in the shareholder's account.
No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually.
If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Funds rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Funds (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

To participate in this program the minimum withdrawal amount is $50 and the minimum account balance is $5,000.

Columbia Acorn may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the NSCC.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectus.

NON-CASH REDEMPTIONS. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is made in kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

Under certain circumstances, a Portfolio Fund may determine to make payment of a redemption request by COLUMBIA THERMOSTAT FUND wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by a Portfolio Fund until the Adviser determines that it is appropriate to dispose of such securities.

HOW TO EXCHANGE SHARES

The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered Funds distributed by CMD (with certain exceptions) on the basis of the NAVs per share at the time of exchange. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by CMD (with certain exceptions). Initial exchanges into Columbia Acorn Fund, Columbia Acorn USA and Columbia Acorn Select will be subject to the investment minimums described in the prospectuses, and will be made at net asset value plus applicable sales charges. The prospectus of each fund distributed by CMD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Consult CMS before requesting an exchange.

If you redeem or exchange Class A, B, C or Z shares of Columbia Acorn International or Columbia Acorn International Select that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. Columbia Acorn International and Columbia Acorn International Select will use the "first-in" "first-out" method to determine whether the redemption fee applies. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class A, B, C or Z shares of a fund distributed by CMD that has a redemption fee.

By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Columbia fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS will require customary additional documentation. Prospectuses of the other funds are available from the CMD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use, or authorize the use of, the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a sale transaction for federal income tax purposes and may result in capital gain or loss. The exchange privilege may be revised, suspended or terminated at any time.

DISTRIBUTIONS

Distributions on shares of a Fund are invested in additional shares of the same Class of shares of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the CMS is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

SUSPENSION OF REDEMPTIONS

Columbia Acorn may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trust's Trustees. The Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular Fund incurring financial loss on account of another Fund is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other Fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History," Columbia Acorn will not hold annual shareholders' meetings. It is expected that every five years the Trustees will call a meeting of shareholders to elect Trustees. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders for the purpose of electing Trustees. Trustees may be removed from office, with or without cause, by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all Funds would vote together, irrespective of Fund, on the election of Trustees, but each Fund would vote separately from the others on other matters, such as changes in the investment policies of that Fund or the approval of the management agreement for that Fund.

PERFORMANCE MEASURES AND INFORMATION

TOTAL RETURN

STANDARDIZED TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN. Total return on a per share basis is the value of the amount of reinvested dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share including reinvested distributions at the end of a given period by the value of the share at the beginning of the period and subtracting one. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of each Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of each Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

For all Funds, total return for a newer class of shares (Classes A, B and C) for periods prior to their inception includes (a) the performance of the newer class of shares since inception (March 3, 2003 for Columbia Thermostat Fund and October 16, 2000 for all other funds) and (b) the performance of the oldest existing class of shares (Class Z) from its inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

     Average Annual Total Return (After Taxes on Distributions) is computed as follows:

          ATVD = P(l+T)n

     Where:    P = the amount of an assumed initial investment in shares
                   of a Fund
               T = average annual total return (after taxes on distributions) n = number of years from initial investment to the end of the period
               ATVD =  ending value of shares held at the end of the period after taxes on fund distributions but not after taxes on redemptions.

     Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                ATVDR = P(l+T)n

     Where:     P = the amount of an assumed initial investment in shares of a
                    Fund
                T = average annual total return (after taxes on distributions and redemption)
                n = number of years from initial investment to the end of the period
                ATVDR =     ending value of shares held at the end of the period
                            after taxes on fund distributions and redemption.

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Adviser or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

The Funds may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

Beta.  Beta is the volatility of a fund's total return relative to the movements
----
of a benchmark index. A beta greater than one indicates a volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

R-squared.  R-squared reflects the percentage of a fund's price movements that
---------
are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

Alpha.  Alpha is a measure used to discuss a fund's relative performance.  Alpha
-----
measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

Standard deviation.  Standard deviation quantifies the volatility in the returns
------------------
of a fund by measuring the amount of variation in the group of returns that make up a fund's average return. Standard deviation is generally calculated over a three- or five-year period using monthly returns and modified to present on annualized standard deviation.

Sharpe ratio.  A fund's Sharpe ratio quantifies its total return in excess of
------------
the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a fund's Sharpe ratio, the better a fund's returns have been relative to the amount of investment risk it has taken.

Beta and R-squared are calculated by performing a least squares linear regression using three- or five- years of monthly total return figures for each portfolio and benchmark combination. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.

Other measures of volatility and relative performance may be used as appropriate. All such measures will fluctuate and do not represent future results.

                                   APPENDIX I

                           DESCRIPTION OF BOND RATINGS
                           (COLUMBIA THERMOSTAT FUND)

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS

     Aaa bonds are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa bonds are judged to be high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

     A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

     Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca bonds represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P RATINGS

     AAA bonds AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA bonds have a very strong capacity to pay interest and repay principal and differ from AAA bonds only in small degree.

     A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in the A category.

     BB, B, CCC and CC bonds are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

     BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

     CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI rating is reserved for income bonds on which no interest is being paid.

     D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX II
                                   -----------

                       PROXY VOTING POLICY AND PROCEDURES

PROXY VOTING POLICY

1.0  GENERAL
     -------

     Columbia Wanger Asset Management, LP ("CWAM") shall vote all proxies for Client securities for which CWAM has been granted voting authority in a manner consistent with the best interests of CWAM's Clients, without regard to any benefit to CWAM or its affiliates. Clients are described in Section
     6.0 below.

2.0  RECOMMENDATION
     --------------

     CWAM shall examine each proxy recommendation and vote against management's recommendation if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely the current or potential market value of the issuer's securities.

3.0  CLIENT INTEREST
     ---------------

     The best interest of a Client includes the potential economic return on the Client's investment. In the event a Client informs CWAM that its other interests require a particular vote, CWAM shall vote as the Client instructs.

4.0  VOTING
     ------

     CWAM addresses potential material conflicts of interest by having each stock analyst review and vote each proxy for the stocks that he/she follows. For those proposals where the analyst is voting against management's recommendation or where there is a variance from these guidelines, the CWAM Proxy Committee will determine the vote in the best interest of CWAM's Client, without consideration of any benefit to CWAM, its affiliates or its other Clients.

5.0  POLICY
     ------

     CWAM's policy is based upon its fiduciary obligation to act in its Clients' best interests. Applicable Regulation imposes obligations with respect to proxy voting on investment advisers, and also on investment companies.

6.0  ACCOUNT POLICIES
     ----------------

     Except as otherwise directed by the Client, CWAM shall vote proxies as follows:

     6.1  SEPARATE ACCOUNTS
          -----------------

     CWAM shall vote proxies on securities held in separate Accounts where the Client has given CWAM proxy voting authority.

     6.2  COLUMBIA ACORN TRUST/WANGER ADVISORS TRUST
          ------------------------------------------

     CWAM shall vote proxies for portfolio securities held in these funds.

     6.3  CWAM OFFSHORE FUNDS
          -------------------

     CWAM shall vote proxies on securities held in the Wanger Investment Company PLC (Wanger US Smaller Companies and Wanger European Smaller Companies) and Banque Du Louvre Multi Select Fund and OFI Multi Select Fund. CWAM has not been given authority to vote proxies for the New America Small Caps Fund.

     6.4  CWAM SUBADVISED MUTUAL FUND ACCOUNTS
          ------------------------------------

     The authority to vote proxies on securities held in the AXP International Aggressive Growth Fund is reserved to the client. CWAM has authority to vote proxies on securities held in the Optimum Small Cap Growth Fund.

7.0  PROXY COMMITTEE
     ---------------

     7.1 CWAM has established a Proxy Committee, which currently consists of the Chief Investment Officer (CIO), Chief Operating Officer (COO), and Chief Compliance Officer (CCO). For proxy voting purposes only, the Proxy Committee will also include the analyst who follows the portfolio security to be voted on. A designated portfolio manager (PM) will be an alternate member of the Proxy Committee for voting purposes.

        7.1.1. In the event that such voting members are unable to participate in a meeting of the Proxy Committee to vote on a proxy, their designees shall act on their behalf. A vacancy in the Proxy Committee shall be filled by the prior member's successor in position at CWAM or a person of equivalent experience.

               Others may be appointed as Standing Members (and Alternate Members) at the discretion of the Proxy Committee. In addition, others may be invited to participate in Proxy Committee meetings on an ad hoc basis at the discretion of the Proxy Committee.

         7.1.2 Meetings will be held on an "as needed" basis to vote on proxy matters which come to the attention of the Proxy Committee. Members may vote at meetings by written consent, email or phone. A vote of a majority of the Proxy Committee may approve a proposal. For administrative and procedural matters, meetings will be held as needed.

     7.2  PROXY COMMITTEE RESPONSIBILITIES:
          --------------------------------

         7.2.1 Oversee the operation of the this Proxy Voting Policy and assist in compliance with Applicable Regulation,

         7.2.2 Review CWAM proxy voting procedures as described herein at least annually to ensure consistency with internal policies and Applicable Regulation and recommend changes if necessary,

         7.2.3 Develop guidelines to assist in the review and voting of proxy proposals,

         7.2.4 Determine proxy votes when proposals require the attention of the Proxy Committee as described herein,

         7.2.5 Select and monitor a third party proxy voting service to help implement the proxy voting process and to periodically evaluate the extent and quality of services provided by the third party,

         7.2.6 Monitor the education of appropriate employees involved in the proxy voting process,

         7.2.7 Review disclosures relating to CWAM and Clients with respect to proxy voting procedures,

         7.2.8 Monitor the recordkeeping of information related to the proxy voting process, and

         7.2.9 Review Forms N-PX filed with the Securities and Exchange Commission.

            7.2.9.1 The Proxy Committee has delegated to the CCO the review described in Section 7.2.9.

     7.3  THE FUNCTIONS OF THE PROXY COMMITTEE SHALL INCLUDE, IN PART:

         7.3.1 Direction of the vote on proposals where there has been a recommendation to the Proxy Committee not to vote according to the Voting Guidelines (See Section 8.0).

         7.3.2 Annual review of these procedures to ensure consistency with internal policies and Applicable Regulation,

         7.3.3 Annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

         7.3.4 Development and modification of voting procedures deemed appropriate or necessary.

     7.4 In determining the vote on any proposal for which it has responsibility, the Proxy Committee shall act in accordance with the policy stated above.

     7.5  CONFLICT
          --------

     No member of the Proxy Committee shall vote on any matter before the Proxy Committee if he or she has a conflict of interest by reason of a direct relationship with the issuer to whom a proposal relates, e.g., is a portfolio manager for an account of the issuer or has a personal or family relationship with senior officers or directors of the issuer. Each member of the Proxy Committee has a duty to disclose any such conflict or any attempt to influence his or her vote.

8.0  VOTING GUIDELINES
     -----------------

     8.1 CWAM does not delegate any of its proxy voting to a third party. The analyst who follows the stock shall review all proxies and ballot items for which CWAM has authority to vote. The analyst shall consider the views of management on each proposal, and if those views are consistent with this Proxy Voting Policy, will vote in favor of management. However, each analyst has the responsibility of independently analyzing each proposal and voting each proxy item on a case-by-case basis.

     8.2 CWAM uses the following guidelines with respect to voting on specific matters:

         8.2.1 ELECTION OF THE BOARD OF DIRECTORS
               CWAM will generally support management's recommendation for proposals for the election of directors or for an increase or decrease in the number of directors provided a majority of directors would be independent. When director elections are contested, the analyst's recommendation and vote shall be forwarded to the Proxy Committee for a full vote.

         8.2.2 APPROVAL OF INDEPENDENT AUDITORS
               CWAM will generally support management in its annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit and non-tax activities from the issuer and its affiliates. In those cases, the vote should be forwarded to the Proxy Committee for a full vote.

         8.2.3 COMPENSATION AND EQUITY-BASED COMPENSATION PLANS
               CWAM is generally opposed to compensation plans that substantially dilute ownership interest in an issuer, provide participants with excessive awards, or have inherently objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for incentive programs (including options, restricted stock or other equity equivalent programs but excluding expired or exercised rights) exceeds 10% of the currently outstanding shares overall, or 3% for directors only, the proposal shall be referred to the Proxy Committee. The analyst shall provide background information on total compensation and issuer performance, along with a recommendation, to the Proxy Committee. The Proxy Committee will then consider the circumstances surrounding the issue and vote in the best interests of the Client.

         8.2.4 CORPORATE GOVERNANCE ISSUES
               CWAM will generally support resolutions to improve shareholder democracy and reduce the likelihood of management entrenchment or conflict-of-interest. All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic premise. If an analyst believes that a vote should be made contrary to this premise, then the recommendation shall be brought to the Proxy Committee for a full vote.

         8.2.5 SOCIAL AND CORPORATE RESPONSIBILITY ISSUES
               CWAM believes that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the issuer's board of directors. However, proposals regarding social issues initiated by shareholders asking the issuer to disclose or amend certain business practices will be analyzed by the appropriate analyst and evaluated on a case-by-case basis. If an analyst believes that a vote against management is appropriate, the analyst shall refer the proposal to the Proxy Committee for a full vote.

         8.2.6 "BLANK CHECK" PROPOSALS
               Occasionally proxy statements ask that shareholders allow proxies to approve any other items in a "blank check" manner. Analysts should vote against such proposals, and need not refer those items to the Proxy Committee.

         8.2.7 SHARES DISPOSED OF SUBSEQUENT TO THE PROXY RECORD DATE Occasionally, CWAM receives proxy statements for securities that have been sold subsequent to the record date of the proxy vote, but prior to the actual date that the proxy ballot must be voted. In such instances, the analyst may abstain from voting.

         8.2.8 SPECIAL ISSUES VOTING FOREIGN PROXIES
               Voting proxies with respect to shares of foreign issuers may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in other countries. Oftentimes, there may be language barriers, which will mean that an English translation of proxy information may not be available. Such translations must be obtained before the relevant shareholder meeting. Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action. In such situations, and where CWAM believes that it is uncertain with regards to the information received, or that the costs associated with proxy voting could exceed the expected benefits, the analyst may elect to abstain from voting.

            8.2.8.1 In addition, to vote shares in certain countries, shares must be "blocked" by the custodian or depository for a specified number of days before the shareholder meeting. Blocked shares typically may not be traded until the day after the shareholder meeting. CWAM may refrain from shares subject to blocking restrictions where, in the analyst's judgment, benefit from proxy voting is outweighed by the interest of maintaining client liquidity in the shares. The decision to vote/not vote is made by the analyst, generally on a case-by-case basis based on relevant factors, including the extent to which the proxy items bear directly on shareholder value, the length of the blocking period, the significance of the holding, and whether the holding is considered a long-term Client holding.

            8.2.8.2 In cases where the analyst determines that CWAM should abstain from voting foreign proxies, the CWAM librarian (or its designee) will document the reasons for abstaining from proxy voting.

PROXY  VOTING  PROCEDURES

1.0 The Proxy Committee ("Committee") has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in the Proxy Voting Policy in Section 8.0 thereof. The Committee may revise these procedures from time to time, as it deems appropriate or necessary to affect the purposes of the Proxy Voting Policy.

2.0  For Columbia Acorn Funds and Wanger Advisors Funds (the "Funds").

      2.1.1 CWAM shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide record keeping services. ISS also will provide its internally generated proxy analysis, which can be used to help supplement the Analyst's research in the proxy voting process.

      2.1.2 On a daily basis, the Funds' custodian shall send ISS a holding file detailing each domestic equity holding included in the Funds. Information on equity holdings for the international portfolios included in the Funds shall be sent weekly.

      2.1.3 ISS shall receive proxy material information from Proxy Edge or State Street Bank for the Funds. This shall include issues to be voted upon, together with a breakdown of holdings for the Funds.

      2.1.4 Whenever a vote is solicited, ISS shall send CWAM a request to vote over a secure website. The Proxy Administrator, the CWAM Proxy Administrator (or a substitute) will be responsible to check this website daily. The Proxy Administrator will forward all materials to the appropriate Analyst, who will review and complete the proxy ballot and return to the Proxy Administrator, or will refer one or more proposals to the Committee. The Analyst will file Committee documentation under G:\Shared\ProxyComm. The Proxy Administrator will promptly provide ISS the final instructions as how to vote the proxy.

      2.1.5 ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by the Funds on which a vote is solicited unless otherwise directed by the analyst. On a yearly basis (or when requested), CWAM shall receive a report from ISS detailing CWAM's voting for the previous period on behalf of the Funds.

3.0  For All Other Clients for Which CWAM Has Voting Authority (e.g. Separate
                                                                -------------
     Accounts), CWAM shall use each Separate Account's respective custodian for
     --------
     voting proxies. CWAM shall separately maintain voting records for these accounts.

      3.1.1 The Proxy Administrator will be responsible for obtaining all proxy materials from the custodian, forward these to the appropriate Analyst who will review and complete the proxy ballot and return to the Proxy Administrator or will refer one or more proposals to the Committee. The Analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Committee and will instruct the Proxy Administrator to vote the proposal in accordance with the Committee decision. The Analyst will file Committee documentation under G:\Shared\ProxyComm. The Proxy Administrator will promptly provide ISS the final instructions as how to vote the proxy.

      3.1.2 The Proxy Administrator will be responsible for recording all voting records onto a spreadsheet, which will comprise the detail of how CWAM voted each proxy on behalf of the respective Client. This spreadsheet shall comply with the appropriate record keeping requirements, and will be available to the Client upon request.

      3.1.3 Exception. A Separate Account may agree with CWAM that CWAM
            ---------
            shall utilize ISS for proxy voting, as described in these policies.

4.0 The Firm shall retain any proxy voting records in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Firm.

5.0  The Firm's CCO shall be responsible for reviewing proxy voting activities.

                            PART C OTHER INFORMATION


ITEM 23  Exhibits:

  a.1          Agreement and Declaration of Trust. (1)


  a.2          Amendment No. 1 to Agreement and Declaration of Trust. (5)

  a.3          Amendment No. 2 to Agreement and Declaration of Trust. (6)

  b.           Bylaws, as amended effective September 28, 2004. (6)

  d.1 Organizational Expenses Agreement between Acorn Investment Trust [now named Columbia Acorn Trust] and Wanger Asset Management, L.P. [now named Columbia Wanger Asset Management, L.P.], dated September 3, 1996. (2)

  d.2 Amended and Restated Administration Agreement between Columbia Acorn Trust (on behalf of Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn USA, Columbia Acorn Select, Columbia Acorn International Select and Columbia Thermostat Fund) and Columbia Wanger Asset Management, L.P., dated August 1, 2004.
               (8)

  d.3          Expense Reimbursement Agreement dated September 25, 2002. (4)

  d.4 Amended and Restated Investment Advisory Agreement between Columbia Acorn Trust and Columbia Wanger Asset Management, L.P. dated September 27, 2005.

  e. Distribution Agreement between Columbia Acorn Trust and Columbia Management Distributors, Inc. dated August 22, 2005.

  f.           None.


  g. Amended and Restated Master Custodian Agreement between Columbia Acorn Trust and State Street Bank and Trust Company dated September 19, 2005.

  h.1 Shareholders' Servicing and Transfer Agency Agreement between Liberty Acorn Trust [now named Columbia Acorn Trust] and Liberty Funds Services, Inc. [now named Columbia Management Services, Inc.], dated September 29, 2000. (3)

  h.2 Amendment No. 1 to Shareholders' Servicing and Transfer Agency Agreement between Liberty Acorn Trust [now named Columbia Acorn Trust] and Liberty Funds Services, Inc. [now named Columbia Management Services, Inc.], dated September 25, 2002. (4)

  h.3 Amendment No. 2 to Shareholders' Servicing and Transfer Agent Agreement between Columbia Acorn Trust and Columbia Funds Services, Inc. [now named Columbia Management Services, Inc.], dated February 1, 2004. (6)

  h.4 Amendment No. 3 to Shareholders' Servicing and Transfer Agent Agreement between Columbia Acorn Trust and Columbia Funds Services, Inc. [now named Columbia Management Services, Inc.], dated November 16, 2004. (7)

  h.5 Letter agreement between Columbia Acorn Trust and Columbia Management Group, Inc., on behalf of Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.], Columbia Funds Services, Inc., [now named Columbia Management Services, Inc.] Columbia Wanger Asset Management, L.P. and Columbia Management Associates, Inc., dated February 28, 2005 effective as of October 1, 2004. (7)

  h.6 Participation Agreement among Merrill Lynch Life Insurance Company, Columbia Acorn Trust and Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.] dated March 4, 2005.

  h.7 Participation Agreement among ML Life Insurance Company of New York, Columbia Acorn Trust and Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.] dated March 4, 2005.


  i.           Consent of Bell, Boyd & Lloyd LLC.

  j.           Consent of PricewaterhouseCoopers LLP.

  k.           None.

  l.           None.


  m.1          Amended and Restated Rule 12b-1 Distribution Plan dated
               August 1, 2004. (6)

  m.2 Amended and Restated Rule 12b-1 Plan Implementing Agreement dated September 25, 2002. (4)

  n.           Amended and Restated Plan Pursuant to Rule 18f-3(d) dated
               August 1, 2004. (6)

  p.1 Code of Ethics of Columbia Wanger Asset Management, L.P., Columbia Acorn Trust and Wanger Advisors Trust, as amended January 1, 2006.

  p.2          Code of Ethics for Non-Interested Board Members, as amended
               June 6, 2006.

  p.3 Code of Ethics of Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.], the principal underwriter of the Funds, effective January 1, 2006.

-----------------

(1) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 53 to the registrant's registration statement, Securities Act file number 2-34223 (the "Registration Statement"), filed on April 30, 1996.

(2) Previously filed. Incorporated by reference to exhibit 5.3 filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.

(3) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 70 to the Registration Statement filed on May 1, 2001.

(4) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 75 to the Registration Statement filed on April 30, 2003.

(5) Previously filed. Incorporated by reference to exhibit d.5 filed in post-effective amendment No. 75 to the Registration Statement filed on April 30, 2003.

(6) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 77 to the Registration Statement filed on March 1, 2005.

(7) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective Amendment No. 78 to the Registration Statement filed on May 1, 2005.

(8) Previously filed. Incorporated by reference to exhibit d.3 filed in the post-effective amendment No. 78 to the Registration Statement filed on May 1, 2005.



ITEM 24. Persons Controlled By or Under Common Control with Registrant

         The Registrant does not consider that there are any persons directly or indirectly controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Managing the Fund - Investment Adviser" and in the statement of additional information under the caption "Management of the Trust - Investment Adviser" is incorporated by reference.

ITEM 25. Indemnification

         Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit a.1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Trust has entered into Indemnification Agreements with each of the independent trustees which provide that the Trust shall indemnify and advance expenses to the independent trustees as provided in the Indemnification Agreements and otherwise to the fullest extent permitted by allocable law. The Trust will indemnify the independent trustees for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the independent trustees in connection with a proceeding to which he or she is a party to by reason of his or her position as an independent trustee. The Trust will not indemnify the independent trustees for monetary settlements or judgments relating to insider trading, disgorgements of profits pursuant to Section 16(b) of the Securities Exchange Act of 1934, or any liability to the Trust or its shareholders with respect to a final adjudication that an action or omission by an independent trustee was committed in bad faith, involved deliberate dishonesty or that the trustee engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

ITEM 26. Business and Other Connections of Investment Adviser

         The information in the prospectus under the caption "Managing the Fund
- Investment Adviser" is incorporated by reference. Neither Columbia Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 27. Principal Underwriters


         (a) Columbia Management Distributors, Inc. ("CMD"), a subsidiary of Columbia Management Advisors, LLC, is the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Master Investment Trust, Nations Separate Account Trust, Liberty Variable Investment Trust, Stein Roe Variable Investment Trust and Wanger Advisors Trust.

         (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.


          NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH PRINCIPAL           POSITIONS AND OFFICES
           BUSINESS ADDRESS*                          UNDERWRITER                          WITH REGISTRANT
Ahmed, Yaqub                             Vice President                                         None

Aldi, Andrew                             Vice President                                         None

Anderson, Judith                         Vice President                                         None

Ash, James                               Vice President                                         None

Banks, Keith                             Director                                               None

Ballou, Richard J.                       Senior Vice President                                  None

Bartlett, John                           Managing Director                                      None

Berretta, Frederick R.                   Director, President, Institutional                     None
                                         Distribution

Bozek, James                             Senior Vice President                                  None

Brantley, Thomas M.                      Senior Vice President - Tax                            None

Brown, Beth                              Senior Vice President                                  None

Claiborne, Doug                          Senior Vice President                                  None

Climer, Quentin                          Vice President                                         None

Conley, Brook                            Vice President                                         None

Davis, W. Keith                          Senior Vice President - Tax                            None

DeFao, Michael                           Chief Legal Officer                                    None

Desilets, Marian                         Vice President                                  Assistant Secretary

Devaney, James                           Senior Vice President                                  None

Devlin, Audrey                           Assistant Vice President                               None

Dolan, Kevin                             Vice President                                         None

Donovan, M. Patrick                      Chief Compliance Officer                               None

Doyle, Matthew                           Vice President                                         None



                                       5

          NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH PRINCIPAL           POSITIONS AND OFFICES
           BUSINESS ADDRESS*                          UNDERWRITER                          WITH REGISTRANT
Emerson, Kim P.                          Senior Vice President                                  None

Feldman, David                           Managing Director                                      None

Feloney, Joseph                          Senior Vice President                                  None

Ferullo, Jeanne                          Vice President                                         None

Fisher, James F.                         Vice President                                         None

Ford, David                              Vice President                                         None

Froude, Donald                           Director and President, Intermediary                   None
                                         Distribution

Gellman, Laura D.                        Conflicts of Interest Officer                          None

Gentile, Russell                         Vice President                                         None

Goldberg, Matthew                        Senior Vice President                                  None

Gubala, Jeffrey                          Vice President                                         None

Guenard, Brian                           Vice President                                         None

Hall, Jennifer                           Assistant Vice President                               None

Hoefler, Heidi A.                        Assistant Secretary                                    None

Hohmann, David                           Assistant Secretary                                    None

Iudice, Jr., Philip J.                   Treasurer and Chief Financial Officer                  None

Kamin, Eric                              Assistant Vice President                               None

Lebrun, Marie                            Assistant Treasurer                                    None

Lynch, Andrew R.                         Managing Director                                      None

Lynn, Jerry                              Vice President                                         None

Magasiner, Andrei Grischa                Assistant Treasurer                                    None

Marcelonis, Sheila                       Vice President                                         None

Martin, William W.                       Operational Risk Officer                               None

Miller, Anthony                          Vice President                                         None



                                       6

          NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH PRINCIPAL           POSITIONS AND OFFICES
           BUSINESS ADDRESS*                          UNDERWRITER                          WITH REGISTRANT
Miller, Greg M.                          Vice President                                         None

Moon, Leslie                             Assistant Vice President                               None

Moberly, Ann R.                          Senior Vice President                                  None

Morse, Jonathan                          Vice President                                         None

Mroz, Gregory S.                         Senior Vice President - Tax                            None

Nickodemus, Paul                         Vice President                                         None

Nigrosh, Diane J.                        Vice President                                         None

Noack, Robert W.                         Vice President                                         None

Owen, Stephanie                          Vice President                                         None

Penitsch, Marilyn                        Vice President                                         None

Piken, Keith                             Senior Vice President                                  None

Pryor, Elizabeth A.                      Secretary                                              None

Ratto, Gregory                           Vice President                                         None

Rawdon, Gary                             Assistant Vice President                               None

Reed, Christopher B.                     Senior Vice President                                  None

Ross, Gary                               Senior Vice President                                  None

Sayler, Roger                            Director and President                                 None

Schortmann, Matthew                      Assistant Vice President                               None

Sciascia, Steven A.                      Assistant Vice President                               None

Scully-Power, Adam                       Vice President                                         None

Seller, Gregory                          Vice President                                         None

Shea, Terence                            Vice President                                         None

Sideropoulos, Lou                        Senior Vice President                                  None

Smith, Connie B.                         Assistant Secretary                                    None

Studer, Eric                             Senior Vice President                                  None



                                       7

          NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH PRINCIPAL           POSITIONS AND OFFICES
           BUSINESS ADDRESS*                          UNDERWRITER                          WITH REGISTRANT
Unckless, Amy L.                         Corporate Ombudsman                                    None

Waldron, Thomas                          Vice President                                         None

Walsh, Brian                             Vice President                                         None

Wess, Valerie                            Senior Vice President                                  None

Weidner, Donna M.                        Assistant Treasurer                                    None

Wheeler, Eben                            Assistant Vice President                               None

Wilson, Christopher                      Senior Vice President                                  None

Winn, Keith                              Senior Vice President                                  None

Yates, Susan                             Vice President                                         None


*    The address for each individual is One Financial Center, Boston, MA 02111.


ITEM 28. Location of Accounts and Records

                  Bruce H. Lauer, Vice President, Secretary and Treasurer Columbia Acorn Trust
                  227 West Monroe Street, Suite 3000
                  Chicago, Illinois 60606

         Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained at the main office of Registrant's transfer agent, Columbia Funds Services, Inc., located at One Financial Center, Boston, Massachusetts 02111 or custodian, State Street Bank and Trust Company, located at 1776 Heritage Drive, Quincy, Massachusetts 02171.

ITEM 29. Management Services

                  None

ITEM 30. Undertakings

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on May 1, 2006.


                                            COLUMBIA ACORN TRUST

                                            By /s/ Charles P. McQuaid
                                               ---------------------------------
                                                   Charles P. McQuaid, President



         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

      Name                        Title                               Date

/s/ Robert E. Nason        Trustee and chairman             )
----------------------
Robert E. Nason                                             )
                                                            )
/s/ Margaret Eisen         Trustee                          )
----------------------
Margaret Eisen                                              )
                                                            )
/s/ Jerome Kahn, Jr.       Trustee                          )
 ---------------------
Jerome Kahn, Jr.                                            )
                                                            )
/s/ Steven N. Kaplan       Trustee                          )
----------------------
Steven N. Kaplan                                            )
                                                            )
/s/ David C. Kleinman      Trustee                          )
----------------------
David C. Kleinman                                           )
                                                            )

/s/ James A. Star          Trustee                          )
----------------------
James A. Star                                               )
                                                            )

/s/ Ralph Wanger           Trustee                          )     May 1, 2006
----------------------
Ralph Wanger                                                )
                                                            )
/s/ Allan B. Muchin        Trustee                          )
----------------------
Allan B. Muchin                                             )
                                                            )
/s/ John A. Wing           Trustee                          )
----------------------
John A. Wing                                                )
                                                            )
/s/ Charles P. McQuaid     Trustee and President            )
----------------------     (principal executive
Charles P. McQuaid         officer)                         )
                                                            )
                                                            )
/s/ Bruce H. Lauer         Treasurer (principal             )
----------------------     financial and accounting
Bruce H. Lauer             officer)                         )
                                                            )

                   INDEX OF EXHIBITS FILED WITH THIS AMENDMENT

EXHIBIT
NUMBER           EXHIBIT


d.4 Amended and Restated Investment Advisory Agreement between Columbia Acorn Trust and Columbia Wanger Asset Management, L.P. dated September 27, 2005.

e. Distribution Agreement between Columbia Acorn Trust and Columbia Management Distributors, Inc. dated August 22, 2005.

g. Amended and Restated Master Custodian Agreement between Columbia Acorn Trust and State Street Bank and Trust Company dated September 19, 2005.

h.6 Participation Agreement among Merrill Lynch Life Insurance Company, Columbia Acorn Trust and Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.] dated March 4, 2005.

h.7 Participation Agreement among ML Life Insurance Company of New York, Columbia Acorn Trust and Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.] dated March 4, 2005.


i.             Consent of Bell, Boyd & Lloyd LLC.

j.             Consent of PricewaterhouseCoopers LLP.


p.1 Code of Ethics of Columbia Wanger Asset Management, L.P., Columbia Acorn Trust and Wanger Advisors Trust, as amended January 1, 2006.

p.2            Code of Ethics for Non-Interested Board Members, as amended
               June 6, 2006.

p.3 Code of Ethics of Columbia Funds Distributor, Inc. [now named Columbia Management Distributors, Inc.], the principal underwriter of the Funds, effective January 1, 2006.